UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-21774
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                        First Trust Exchange-Traded Fund
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               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
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              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
              ----------------------------------------------------
                    (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 765-8000
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                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: December 31, 2014
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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund
Book 1


First Trust Dow Jones Select MicroCap Index Fund (FDM) First Trust Morningstar Dividend Leaders Index Fund (FDL) First Trust US IPO Index Fund (FPX) First Trust NYSE Arca Biotechnology Index Fund (FBT) First Trust Dow Jones Internet Index Fund (FDN) First Trust Capital Strength ETF (FTCS) First Trust Value Line(R) Equity Allocation Index Fund (FVI) First Trust Value Line(R) Dividend Index Fund (FVD) First Trust Value Line(R) 100 Exchange-Traded Fund (FVL)

Annual Report
December 31, 2014

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TABLE OF CONTENTS
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                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2014

Shareholder Letter..........................................................   2
Market Overview.............................................................   3
Fund Performance Overview
   First Trust Dow Jones Select MicroCap Index Fund (FDM)...................   4
   First Trust Morningstar Dividend Leaders Index Fund (FDL)................   6
   First Trust US IPO Index Fund (FPX)......................................   8
   First Trust NYSE Arca Biotechnology Index Fund (FBT).....................  10
   First Trust Dow Jones Internet Index Fund (FDN)..........................  12
   First Trust Capital Strength ETF (FTCS)..................................  14
   First Trust Value Line(R) Equity Allocation Index Fund (FVI).............  16
   First Trust Value Line(R) Dividend Index Fund (FVD)......................  18
   First Trust Value Line(R) 100 Exchange-Traded Fund (FVL).................  20
Notes to Fund Performance Overview..........................................  22
Understanding Your Fund Expenses............................................  23
Portfolio of Investments
   First Trust Dow Jones Select MicroCap Index Fund (FDM)...................  25
   First Trust Morningstar Dividend Leaders Index Fund (FDL)................  29
   First Trust US IPO Index Fund (FPX)......................................  31
   First Trust NYSE Arca Biotechnology Index Fund (FBT).....................  35
   First Trust Dow Jones Internet Index Fund (FDN)..........................  37
   First Trust Capital Strength ETF (FTCS)..................................  39
   First Trust Value Line(R) Equity Allocation Index Fund (FVI).............  41
   First Trust Value Line(R) Dividend Index Fund (FVD)......................  44
   First Trust Value Line(R) 100 Exchange-Traded Fund (FVL).................  47
Statements of Assets and Liabilities........................................  50
Statements of Operations....................................................  52
Statements of Changes in Net Assets.........................................  54
Financial Highlights........................................................  58
Notes to Financial Statements...............................................  63
Report of Independent Registered Public Accounting Firm.....................  73
Additional Information......................................................  74
Board of Trustees and Officers..............................................  77
Privacy Policy..............................................................  79

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information Section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
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                        FIRST TRUST EXCHANGE-TRADED FUND
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               DECEMBER 31, 2014


Dear Shareholders:

I am pleased to present you with the annual report for your investment in First Trust Exchange-Traded Fund (the "Trust"). This report provides detailed information about the Trust, including a performance review and the financial statements for the 12 months ended December 31, 2014. I encourage you to read this document and discuss it with your financial advisor.

Although markets have seemed choppy over the past 12 months, the U.S. has shown sustained growth over the period. In fact, the S&P 500(R) Index, as measured on a total return basis, rose 13.69% in the time covered by this report. First Trust Advisors L.P. ("First Trust") believes that staying invested in quality products through different types of markets can benefit investors over the long term.

First Trust is pleased to offer a variety of products that we believe could fit the financial plans for many investors seeking long-term investment success. We invite you to look at our investment products with your financial advisor to determine if any of them might fit your financial goals. We believe that regularly discussing your financial objectives and investment options with your financial advisor can help keep you on track.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
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                        FIRST TRUST EXCHANGE-TRADED FUND
                                 ANNUAL REPORT
                               DECEMBER 31, 2014

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 24 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE ECONOMY/INVESTING

The current U.S. economic recovery is 66 months old (June 2009 - December 2014). From June 2009 - December 2014, GDP growth averaged 2.2%, according to the Bureau of Economic Analysis. Following what had been characterized as a weather-induced slowdown in the first quarter of 2014 (GDP was -2.1% annualized), the rate of GDP growth bounced back markedly in the second quarter (GDP was 4.6% annualized) and in the third quarter (GDP was 5.0% annualized). The U.S. GDP forecast for 2015 from the International Monetary Fund (IMF) calls for a 3.1% growth rate, which is stronger than the 2.2% growth rate posted so far in the current economic recovery. The last time U.S. GDP growth was 3.0% or higher was in 2005 (3.3%). The IMF sees the global economy growing by 3.8% in 2015.

In 2014, the combination of a pickup in job growth (nonfarm payrolls) and GDP growth in the U.S. failed to ignite any meaningful inflationary pressures. Nonfarm payrolls grew by an average of 233,540 per month in 2014, up from an average of 195,770 in 2013 and 187,080 in 2012, according to data from the Bureau of Labor Statistics. At the beginning of the recovery in 2009, many economists stated that the U.S. would need to create roughly 250,000 new jobs per month to make a serious dent in unemployment. While the 233,540 average posted in 2014 falls a bit short of that demarcation line, the number of jobs created in each the last four months of the year did eclipse that mark.

One of the areas of the U.S. economy to monitor in 2015 is manufacturing. While it has helped drive the U.S. economic recovery to date, one key indicator, capacity utilization, has yet to ascend to the levels maintained in 2006 and 2007, when it averaged 80.4% for the year, according to data from the Federal Reserve. Only once in this 66-month recovery has it topped 80%, and that was in November 2014.

U.S. STOCKS AND BONDS

In 2014, all of the major U.S. stock indices posted positive total returns. The S&P 500(R) Index, S&P MidCap 400(R) Index and S&P SmallCap 600(R) Index were up 13.69%, 9.77% and 5.76%, respectively, according to Bloomberg. All but one of the 10 major S&P 500(R) Index sectors posted positive total returns. The top-performing sector indices were the S&P 500(R) Utilities Index, S&P 500(R) Health Care Index and the S&P 500(R) Information Technology Index, up 28.98%, 25.34% and 20.12%, respectively. The only sector index down in 2014 was the S&P 500(R) Energy Index, which posted a total return of -7.79%. Volatility in the equities markets, which has been relatively subdued over the past couple of years, did spike a bit in the second half of 2014. The Chicago Board Options Exchange Market Volatility Index (the "VIX Index"), which tracks the S&P 500(R) Index, rose from a reading of 11.57 on June 30, 2014 to 19.20 on December 31, 2014. Over the past 25 years, the VIX Index has averaged 19.97, according to data from Bloomberg.

The estimated earnings growth rates for 2015 for the S&P 500(R) Index, S&P MidCap 400(R) Index and S&P SmallCap 600(R) Index were 12.19%, 29.78% and 30.90%, respectively, as of December 31, 2014, according to S&P Dow Jones Indices. We believe that corporate earnings drive the direction of stock prices over time, especially when the market is setting record highs. The all-time high (2090.57) for the S&P 500(R) Index was set on December 29, 2014. The potential for higher corporate earnings and GDP growth in 2015 are reasons to be optimistic, in our opinion.

In the U.S. bond market, the top-performing major debt group in 2014 was municipal bonds. The Barclays Municipal Bond: Long Bond 22+ Index posted a total return of 15.39%. The next closest domestic category was mortgages, up 6.03%, as measured by the Barclays GNMA (30 Year) Index. Fixed-income securities benefited from the retrenchment in interest rates in 2014. The yield on the benchmark 10-Year Treasury note, which had spiked 127 basis points in 2013, declined by 86 basis points in 2014, from 3.03% to 2.17%. Investors should take note that many economists believe the Federal Reserve could begin raising interest rates in 2015, perhaps by midyear.

FOREIGN STOCKS AND BONDS

The U.S. dollar ("USD") rose 12.79% against a basket of major currencies in 2014, as measured by the U.S. Dollar Index. The entire move up came in the second half of the year. That strong of a move certainly had a major impact on the returns for those U.S. investors holding foreign securities. Foreign bond indices generated modest returns in 2014. The Barclays EM Hard Currency Aggregate Index of emerging markets debt posted a total return of 3.13% (USD), while the Barclays Global Aggregate Index of higher quality debt rose by 0.59%
(USD). Foreign equities did not perform as well. The MSCI Emerging Markets Index of stocks posted a total return of -2.19% (USD), while the MSCI World Index (excluding the U.S.) posted a total return of -4.32% (USD).

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

The First Trust Dow Jones Select MicroCap Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Select MicroCap Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index measures the performance of selected U.S. micro-capitalization companies chosen from all common stocks traded on the New York Stock Exchange ("NYSE"), NYSE Amex and The NASDAQ Stock Market, Inc. ("NASDAQ(R)") that are comparatively liquid and have strong fundamentals relative to the micro-capitalization segment as a whole. The Fund's shares are listed for trading on the NYSE Arca, Inc. ("NYSE Arca"). The first day of secondary market trading in shares of the Fund was September 30, 2005.

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PERFORMANCE
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                                                                           AVERAGE ANNUAL                 CUMULATIVE
                                                                           TOTAL RETURNS                 TOTAL RETURNS
                                                           1 Year     5 Years       Inception      5 Years       Inception
                                                           Ended       Ended        (9/27/05)       Ended        (9/27/05)
                                                          12/31/14    12/31/14     to 12/31/14     12/31/14     to 12/31/14

FUND PERFORMANCE
NAV                                                        3.08%       14.47%         6.46%         96.57%         78.62%
Market Value                                               3.59%       14.51%         6.47%         96.92%         78.64%

INDEX PERFORMANCE
Dow Jones Select MicroCap Index(SM)                        3.67%       15.17%         7.20%        102.64%         90.34%
Russell 2000(R) Index                                      4.89%       15.55%         8.18%        105.95%        107.14%
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(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a net asset value ("NAV") return of 3.08% during the 12-month period covered by this report. During the same period, the Russell 2000(R) Index ("benchmark") generated a return of 4.89%. The Health Care sector was the top-performing and top-contributing sector in the Fund. The Fund's holdings in the sector comprised 8.4% of the Fund's average weight and returned 28.7%, resulting in a 2.2% contribution. The Health Care Providers & Services industry was the main driver of performance. About half of the Health Care sector's weight was allocated to the industry, which returned 29.8%. The Industrials sector was second-best in terms of contribution. The Fund's holdings returned 10.4% and comprised 21.9% of the Fund's average weight, resulting in a 2.1% contribution. The Energy sector was a large drag on the Fund's absolute performance. For the year, the Fund's holdings in the sector returned -24.4% and detracted -1.5% from the Fund's return. Falling energy prices were the main headwinds against the Energy sector's return. Relative to its benchmark, the Fund underperformed. The major source of the underperformance was from the Financials sector where the Fund's holdings returned 1.8% vs. 8.9% for the Financials holdings in the benchmark. The reason for the performance difference came from the Index not holding real estate investment trusts ("REITs"). The benchmark had an 8.4% allocation to REITs, which returned 23.3%.

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Dow Jones and Dow Jones Select MicroCap Index(SM) are products of S&P Dow Jones Indices LLC ("SPDJI"), and have been licensed for use by First Trust on behalf of the Fund. The Fund, based on the Dow Jones Select MicroCap Index(SM), is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones Trademark Holdings LLC ("Dow Jones") or their respective affiliates, and SPDJI, Dow Jones and their respective affiliates make no representation regarding the advisability of trading in the Fund.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM) (CONTINUED)

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PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2014
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                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Financials                                   28.49%
Industrials                                  19.56
Consumer Discretionary                       16.54
Information Technology                       12.37
Health Care                                   7.49
Materials                                     4.37
Energy                                        3.86
Consumer Staples                              2.68
Telecommunication Services                    2.52
Utilities                                     2.12
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      Total                                 100.00%
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TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2014
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                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Depomed, Inc.                                 0.95%
AMN Healthcare Services, Inc.                 0.92
Denny's Corp.                                 0.88
Blount International, Inc.                    0.87
Strayer Education, Inc.                       0.82
Rofin-Sinar Technologies, Inc.                0.81
Ethan Allen Interiors, Inc.                   0.81
AMERISAFE, Inc.                               0.80
ICF International, Inc.                       0.80
Newport Corp.                                 0.77
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      Total                                   8.43%
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                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     SEPTEMBER 27, 2005 - DECEMBER 31, 2014

        First Trust Dow Jones Select       Dow Jones Select      Russell 2000(R)
            MicroCap Index Fund           MicroCap Index(SM)          Index
09/05             $10,000                      $10,000               $10,000
12/05              10,374                       10,397                10,252
06/06              10,968                       11,033                11,094
12/06              12,001                       12,115                12,134
06/07              12,746                       12,910                12,917
12/07              11,278                       11,474                11,944
06/08               9,896                       10,100                10,825
12/08               7,520                        7,707                 7,909
06/09               7,362                        7,568                 8,118
12/09               9,087                        9,393                10,058
06/10               8,833                        9,153                 9,862
12/10              11,427                       11,876                12,759
06/11              11,811                       12,319                13,551
12/11              10,435                       10,907                12,227
06/12              11,107                       11,648                13,270
12/12              12,091                       12,728                14,225
06/13              14,055                       14,840                16,481
12/13              17,328                       18,360                19,748
06/14              17,212                       18,294                20,378
12/14              17,861                       19,033                20,714

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through December 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

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                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
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FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             169             0              0            0
01/01/11 - 12/31/11              87             2              0            0
01/01/12 - 12/31/12              70             0              0            0
01/01/13 - 12/31/13             151             1              0            0
01/01/14 - 12/31/14              93             1              0            0

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                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
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FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10              83             0              0            0
01/01/11 - 12/31/11             161             2              0            0
01/01/12 - 12/31/12             179             1              0            0
01/01/13 - 12/31/13              98             2              0            0
01/01/14 - 12/31/14             158             0              0            0

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL)

The First Trust Morningstar Dividend Leaders Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Morningstar(R) Dividend Leaders Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index offers investors a benchmark for dividend portfolios as well as a means to invest in a portfolio of stocks that have a consistent record of growing dividends as well as the ability to sustain them. The Index consists of the top 100 stocks, based on dividend yield, of the securities listed on one of the three major exchanges (NYSE, NYSE Amex or NASDAQ(R)) that have been selected through the application of Morningstar, Inc.'s proprietary multi-step screening process. The Index is rebalanced four times annually in March, June, September and December. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was March 15, 2006.

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PERFORMANCE
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                                                                           AVERAGE ANNUAL                 CUMULATIVE
                                                                           TOTAL RETURNS                 TOTAL RETURNS
                                                           1 Year     5 Years       Inception      5 Years       Inception
                                                           Ended       Ended        (3/9/06)        Ended         (3/9/06)
                                                          12/31/14    12/31/14     to 12/31/14     12/31/14     to 12/31/14

FUND PERFORMANCE
NAV                                                        12.96%      14.97%         6.15%        100.91%         69.18%
Market Value                                               12.96%      14.97%         6.14%        100.91%         69.12%

INDEX PERFORMANCE
Morningstar(R) Dividend Leaders Index(SM)                  13.55%      15.59%         6.68%        106.31%         76.74%
S&P 500(R) Index                                           13.69%      15.45%         7.88%        105.14%         95.13%
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(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 12.96% during the 12-month period covered by this report. During the same period, the S&P 500(R) Index ("benchmark") generated a return of 13.69%. The Utilities sector separated itself as the leading contributor to the Fund's return. Strong dividend yields in a low-rate environment along with some large M&A activity helped the sector return 29.9%. Since the Fund is dividend-yield focused, the Utilities sector comprised 24.9% of the Fund's average weight, resulting in a 7.2% contribution to return. The Health Care sector was second-best in terms of contribution with 3.0%. Strong performance from large Pharmaceutical companies boosted the sector's return to 30.6%, and the sector's average weight in the Fund was 10.3%. On a relative basis, the Fund slightly underperformed its benchmark. The Fund's overweight position in the weak-performing Telecommunication Services sector relative to the benchmark (20.0% vs. 2.4%) caused the most underperformance. Additional underperformance was caused by the Fund's overweight position in the Energy sector (15.3% vs. 10.0%). In the Materials sector, the Fund's overweight position in Freeport-McMoRan, Inc., which returned -35.8%, added even more underperformance. The previously mentioned Utilities sector reversed much of the Fund's underperformance. Relative to the benchmark, the Fund was overweight the strong-performing sector 24.9% vs. 3.1%.

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Morningstar(R) is a service mark of Morningstar, Inc. and has been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the Fund.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL) (CONTINUED)

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PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Utilities                                    23.29%
Telecommunication Services                   19.66
Energy                                       16.63
Consumer Staples                             13.55
Health Care                                   9.37
Information Technology                        6.15
Industrials                                   3.57
Financials                                    3.17
Consumer Discretionary                        2.82
Materials                                     1.79
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      Total                                 100.00%
                                            =======

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TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2014
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                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
AT&T, Inc.                                   10.13%
Verizon Communications, Inc.                  9.53
Chevron Corp.                                 9.04
Pfizer, Inc.                                  6.86
Philip Morris International, Inc.             6.38
Intel Corp.                                   4.96
Altria Group, Inc.                            4.69
ConocoPhillips                                4.65
Duke Energy Corp.                             3.08
Southern (The) Co.                            2.61
                                            -------
      Total                                  61.93%
                                            =======

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       MARCH 9, 2006 - DECEMBER 31, 2014

          First Trust Morningstar         Morningstar(R) Dividend     S&P 500(R)
        Dividend Leaders Index Fund          Leaders Index(SM)          Index
03/06             $10,000                         $10,000              $10,000
12/06              12,077                          12,110               11,317
06/07              12,392                          12,462               12,104
12/07              10,793                          10,870               11,939
06/08               7,995                           8,069               10,516
12/08               7,371                           7,462                7,522
06/09               6,961                           7,067                7,760
12/09               8,420                           8,567                9,512
06/10               8,039                           8,197                8,879
12/10               9,771                           9,995               10,945
06/11              10,535                          10,806               11,604
12/11              11,182                          11,498               11,176
06/12              12,107                          12,491               12,236
12/12              12,204                          12,620               12,964
06/13              13,908                          14,421               14,756
12/13              14,978                          15,569               17,163
06/14              16,519                          17,221               18,388
12/14              16,919                          17,679               19,513

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through December 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             185             0              0            0
01/01/11 - 12/31/11             219             0              0            0
01/01/12 - 12/31/12             171             0              0            0
01/01/13 - 12/31/13             171             0              0            0
01/01/14 - 12/31/14             190             0              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             66              1              0            0
01/01/11 - 12/31/11             33              0              0            0
01/01/12 - 12/31/12             79              0              0            0
01/01/13 - 12/31/13             81              0              0            0
01/01/14 - 12/31/14             62              0              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST US IPO INDEX FUND (FPX)

The First Trust US IPO Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the IPOX(R)-100 U.S. Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is a modified value-weighted price index measuring the performance of the top 100 U.S. companies ranked quarterly by market capitalization in the IPOX Global Composite Index. The Index utilizes a 10% capping on all constituents and includes the 100 largest, typically best performing and most liquid initial public offerings ("IPOs") of the U.S. companies in the IPOX Global Composite Index. The IPOX Global Composite Index is reconstituted regularly with IPOs being added to the IPOX Global Composite Index at their seventh trading day upon "going public" and automatically exiting after 1,000 trading days or approximately four years thereafter. The Index is reconstituted quarterly to reflect changes in the stock market values of the IPOX Global Composite Index constituents and IPO activity during the past quarter, with potential new companies entering the Index while other companies reaching 1,000 days in the Index and automatically dropping out. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was April 13, 2006.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL                 CUMULATIVE
                                                                           TOTAL RETURNS                 TOTAL RETURNS
                                                           1 Year     5 Years       Inception      5 Years       Inception
                                                           Ended       Ended        (4/12/06)       Ended        (4/12/06)
                                                          12/31/14    12/31/14     to 12/31/14     12/31/14     to 12/31/14

FUND PERFORMANCE
NAV                                                        11.91%      21.30%        12.13%        162.56%        171.47%
Market Value                                               11.86%      21.31%        12.13%        162.69%        171.47%

INDEX PERFORMANCE
IPOX(R)-100 U.S. Index                                     12.60%      22.06%        12.83%        170.93%        186.51%
Russell 3000(R) Index                                      12.56%      15.63%         7.86%        106.72%         93.49%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 11.91% during the 12-month period covered by this report. During the same period, the Russell 3000(R) Index ("benchmark") generated a return of 12.56%. The Information Technology sector led all other sectors in contribution to the Fund's return with 6.0%. The Fund allocated 22.0% of its average weight to the sector, which returned 28.2%. Much of the performance came from Facebook, Inc. which had an average Fund weight of 10.4%, returned 42.7% and individually contributed 4.4% to the Fund's return. The Health Care sector was the second-best contributor with 4.5%. No other sector in the Fund topped Health Care's performance of 28.6%, and the Fund allocated an average of 16.8% of its weight to the sector. Pharmaceutical company AbbVie, Inc. was responsible for much of the sector's performance. The company had an average Fund weight of 9.2% and returned 28.0%, resulting in a 2.4% contribution to the Fund's return. Relative to its benchmark, the Fund underperformed. The underperformance came from the Fund being overweight the Consumer Discretionary (23.7% vs. 12.7% average weight) and Energy (15.1% vs. 9.1% average weight) sectors, as both sectors had below-average returns. Within the Energy sector, Antero Resources Corp. was the Fund's worst individual contributor with a -36.0% return and a -0.6% contribution. Further underperformance came from the Financials sector where the Fund's holdings returned 1.1% vs. 14.4% for the benchmark's constituents from the sector. A majority of the Financials underperformance came from the Fund being underweight the strong-performing REIT industry. Most of the previously mentioned underperformance was reversed by the Fund's strong performance in the Information Technology sector. Within the sector the Fund returned 28.2% vs. 17.8% for the benchmark.

-------------------
The Fund is not sponsored, endorsed, sold or promoted by IPOX(R). IPOX(R) makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST US IPO INDEX FUND (FPX) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Consumer Discretionary                       22.15%
Information Technology                       21.43
Health Care                                  19.40
Energy                                       11.67
Financials                                    9.80
Industrials                                   8.02
Consumer Staples                              5.63
Materials                                     0.96
Telecommunication Services                    0.73
Utilities                                     0.21
                                            -------
   Total                                    100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Facebook, Inc., Class A                       9.98%
AbbVie, Inc.                                  9.58
Phillips 66                                   3.98
Kraft Foods Group, Inc.                       3.69
General Motors Co.                            3.33
HCA Holdings, Inc.                            3.16
Kinder Morgan, Inc.                           2.91
Hilton Worldwide Holdings, Inc.               2.55
Marathon Petroleum Corp.                      2.54
Synchrony Financial                           2.46
                                            -------
   Total                                     44.18%
                                            =======

            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                APRIL 12, 2006 - DECEMBER 31, 2014

           First Trust US IPO      IPOX(R)-100      Russell 3000(R)
               Index Fund          U.S. Index            Index
04/06           $10,000              $10,000            $10,000
12/06            11,100               11,154             11,064
06/07            12,385               12,481             11,851
12/07            12,712               12,844             11,633
06/08            11,784               11,941             10,348
12/08             7,134                7,245              7,293
06/09             8,087                8,248              7,599
12/09            10,339               10,575              9,360
06/10             9,726                9,980              8,794
12/10            12,228               12,594             10,945
06/11            13,439               13,889             11,640
12/11            12,607               13,071             11,057
06/12            14,314               14,885             12,088
12/12            16,391               17,092             12,873
06/13            19,143               20,011             14,683
12/13            24,256               25,446             17,192
06/14            25,859               27,214             18,385
12/14            27,144               28,651             19,350

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through December 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             149             0              0            0
01/01/11 - 12/31/11             135             0              0            0
01/01/12 - 12/31/12             149             2              0            0
01/01/13 - 12/31/13             220             0              0            0
01/01/14 - 12/31/14             158             0              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             103             0              0            0
01/01/11 - 12/31/11             116             1              0            0
01/01/12 - 12/31/12              97             2              0            0
01/01/13 - 12/31/13              32             0              0            0
01/01/14 - 12/31/14              94             0              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (FBT)

The First Trust NYSE Arca Biotechnology Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NYSE Arca Biotechnology Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is an equal dollar-weighted index designed to measure the performance of a cross section of companies in the biotechnology industry that are primarily involved in the use of biological processes to develop products or provide services. Such processes include, but are not limited to, recombinant DNA technology, molecular biology, genetic engineering, monoclonal antibody-based technology, lipid/liposome technology and genomics. This Index is rebalanced quarterly based on closing prices on the third Friday in January, April, July and October to ensure that each component stock continues to represent approximately equal weight in the Index. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was June 23, 2006.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL                 CUMULATIVE
                                                                           TOTAL RETURNS                 TOTAL RETURNS
                                                           1 Year     5 Years       Inception      5 Years       Inception
                                                           Ended       Ended        (6/19/06)       Ended        (6/19/06)
                                                          12/31/14    12/31/14     to 12/31/14     12/31/14     to 12/31/14

FUND PERFORMANCE
NAV                                                        47.63%      29.02%        21.21%        257.54%        416.31%
Market Value                                               47.66%      29.02%        21.21%        257.49%        416.41%

INDEX PERFORMANCE
NYSE Arca Biotechnology Index(SM)                          47.91%      29.69%        21.88%        266.83%        441.37%
NASDAQ(R) Biotechnology Index                              34.40%      30.69%        19.24%        281.20%        349.02%
S&P 500(R) Index                                           13.69%      15.45%         8.41%        105.14%         99.22%
S&P Composite 1500 Health Care Index                       24.79%      19.84%        12.59%        147.18%        175.16%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 47.63% during the 12-month period covered by this report. During the same period, the S&P Composite 1500 Health Care Index ("benchmark") generated a return of 24.79%. InterMune, Inc. was the standout performer in the Fund this reporting period. From the beginning of the period through the date the company was acquired by Roche Holding AG, InterMune returned 401.6%, resulting in an 11.3% contribution to the Fund's return. Exact Sciences Corp. was the second-best performing stock in the Fund. The company returned 134.7% and contributed 5.2% to the Fund's return. The company's strong return was partially aided by a ruling stating that its Cologuard DNA test will be covered by Medicare Part B for certain beneficiaries. Relative to its benchmark, the Fund outperformed. The Fund's heavy concentration in pure Biotechnology companies, along with its overweight position in stocks with exceptional performance, caused the outperformance.

-------------------
The NYSE Arca Biotechnology Index(SM) is a trademark of NYSE Euronext or its affiliates ("NYSE Euronext") and is licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored or endorsed by NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (FBT) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO INDUSTRY ALLOCATION AS OF DECEMBER 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
INDUSTRY                              LONG-TERM INVESTMENTS
Biotechnology                                80.82%
Life Sciences Tools & Services               15.53
Pharmaceuticals                               3.65
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Isis Pharmaceuticals, Inc.                    4.53%
Cubist Pharmaceuticals, Inc.                  4.47
Incyte Corp.                                  4.27
NPS Pharmaceuticals, Inc.                     4.00
Alkermes PLC                                  3.97
BioMarin Pharmaceutical, Inc.                 3.75
Celgene Corp.                                 3.71
Nektar Therapeutics                           3.66
Amgen, Inc.                                   3.49
Cepheid, Inc.                                 3.41
                                            -------
      Total                                  39.26%
                                            =======

                                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                             JUNE 19, 2006 - DECEMBER 31, 2014

            First Trust NYSE Arca      NYSE Arca Biotechnology          NASDAQ(R)         S&P 500(R)     S&P Composite 1500
           Biotechnology Index Fund           Index(SM)            Biotechnology Index      Index        Health Care Index
06/06              $10,000                     $10,000                   $10,000           $10,000            $10,000
12/06               11,775                      11,815                    11,114            11,554             11,194
06/07               12,105                      12,179                    11,177            12,358             11,919
12/07               12,205                      12,320                    11,630            12,189             12,092
06/08               11,410                      11,557                    11,086            10,736             10,593
12/08                9,968                      10,138                    10,200             7,679              9,218
06/09               10,722                      10,921                    10,491             7,922              9,305
12/09               14,441                      14,758                    11,828             9,711             11,132
06/10               15,629                      16,026                    11,227             9,065             10,324
12/10               19,768                      20,327                    13,726            11,174             11,712
06/11               22,182                      22,880                    15,694            11,847             13,374
12/11               16,534                      17,096                    15,385            11,410             13,104
06/12               22,185                      23,013                    19,204            12,493             14,610
12/12               23,299                      24,233                    20,352            13,236             15,510
06/13               29,413                      30,705                    25,829            15,066             18,703
12/13               34,975                      36,600                    33,787            17,523             22,049
06/14               41,655                      43,638                    38,352            18,774             24,298
12/14               51,636                      54,137                    44,902            19,923             27,515

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through December 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             165             1              0            1
01/01/11 - 12/31/11             151             1              0            0
01/01/12 - 12/31/12             121             0              0            0
01/01/13 - 12/31/13             204             0              0            0
01/01/14 - 12/31/14             183             0              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10              83             1              0            1
01/01/11 - 12/31/11             100             0              0            0
01/01/12 - 12/31/12             128             1              0            0
01/01/13 - 12/31/13              48             0              0            0
01/01/14 - 12/31/14              69             0              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)

The First Trust Dow Jones Internet Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Internet Composite Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index represents companies that generate the majority of their revenues via the Internet. The Index was designed and is maintained according to a set of rules that were devised with the goal of providing clear and accurate views of the growing Internet market segment. The Index aims to consistently represent 80% of the float-adjusted Internet equity universe. The Index contains two sub-indices, the Dow Jones Internet Commerce Index and the Dow Jones Internet Services Index. For its stock to be eligible for the "universe," a company must generate at least 50% of annual sales/revenues from the Internet, and be currently included in the Dow Jones U.S. Index. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was June 23, 2006.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL               CUMULATIVE
                                                                             TOTAL RETURNS              TOTAL RETURNS
                                                           1 Year     5 Years       Inception      5 Years       Inception
                                                           Ended       Ended        (6/19/06)       Ended        (6/19/06)
                                                          12/31/14    12/31/14     to 12/31/14     12/31/14     to 12/31/14

FUND PERFORMANCE
NAV                                                        2.42%       19.58%        14.08%        144.52%        207.77%
Market Value                                               2.44%       19.58%        14.08%        144.50%        207.87%

INDEX PERFORMANCE
Dow Jones Internet Composite Index(SM)                     2.79%       20.24%        14.70%        151.35%        222.36%
S&P 500(R) Index                                           13.69%      15.45%         8.41%        105.14%         99.22%
S&P Composite 1500 Information Technology Index            18.95%      14.83%        11.09%         99.64%        145.28%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 2.42% during the 12-month period covered by this report. During the same period, the S&P Composite 1500 Information Technology Index ("benchmark") generated a return of 18.95%. The Internet Software & Services industry was the top-contributing industry in the Fund with a 4.1% contribution. The industry did not have strong performance (7.3%) but it was by far the heaviest-weighted industry at 55.7% of the Fund's average weight. Allocations to Twitter, Inc. (-29.6% return) and Pandora Media, Inc. (-47.6%) tempered the industry's return. The Internet & Catalog Retail industry was the worst-contributing industry of the Consumer Discretionary sector with a contribution to the Fund's return of -2.4%. The Fund's holdings in the industry comprised 23.4% of the Fund's weight and returned -9.8%. Groupon, Inc. (-29.8% return) and Amazon.com, Inc. (-22.2%) were the largest drags on the industry's return. Relative to its benchmark, the Fund underperformed. The Fund's focus on the Internet Software & Services industry was the primary cause of underperformance, as other Information Technology industries performed much better. Additionally, the Fund underperformed because the benchmark did not have any exposure to the previously mentioned Internet & Catalog Retail industry, which is classified as being part of the Consumer Discretionary sector by the Global Industry Classification Standard ("GICS(R)").

-------------------
Dow Jones and Dow Jones Internet Composite Index(SM) are products of S&P Dow Jones Indices ("SPDJI") and have been licensed for use by First Trust on behalf of the Fund. The Fund, based on the Dow Jones Internet Composite Index(SM), is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones Trademark Holdings LLC ("Dow Jones") or their respective affiliates and SPDJI, Dow Jones and their respective affiliates make no representation regarding the advisability of trading in the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Information Technology                       70.85%
Consumer Discretionary                       22.33
Financials                                    4.61
Health Care                                   2.21
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Facebook, Inc., Class A                       8.34%
Amazon.com, Inc.                              7.21
eBay, Inc.                                    5.53
Priceline Group (The), Inc.                   5.41
Google, Inc., Class A                         4.91
Google, Inc., Class C                         4.86
Yahoo!, Inc.                                  4.78
salesforce.com, Inc.                          4.40
LinkedIn Corp., Class A                       3.76
Netflix, Inc.                                 3.42
                                            -------
      Total                                  52.62%
                                            =======

                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                    JUNE 19, 2006 - DECEMBER 31, 2014

           First Trust Dow Jones      Dow Jones Internet     S&P 500(R)           S&P Composite 1500
            Internet Index Fund       Composite Index(SM)       Index        Information Technology Index
06/06             $10,000                   $10,000           $10,000                  $10,000
12/06              11,285                    11,315            11,554                   11,574
06/07              12,975                    13,044            12,358                   12,716
12/07              12,545                    12,651            12,189                   13,360
06/08              11,203                    11,327            10,736                   11,638
12/08               7,023                     7,114             7,679                    7,629
06/09               9,374                     9,524             7,922                    9,506
12/09              12,587                    12,825             9,711                   12,286
06/10              11,980                    12,222             9,065                   11,055
12/10              17,197                    17,603            11,174                   13,776
06/11              18,186                    18,661            11,847                   14,115
12/11              16,209                    16,702            11,410                   13,930
06/12              17,741                    18,335            12,493                   15,702
12/12              19,590                    20,315            13,236                   15,985
06/13              22,779                    23,687            15,065                   17,061
12/13              30,050                    31,357            17,523                   20,620
06/14              29,906                    31,260            18,773                   22,362
12/14              30,779                    32,232            19,922                   24,527

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through December 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             189             0              0            0
01/01/11 - 12/31/11             151             0              0            0
01/01/12 - 12/31/12             122             0              0            0
01/01/13 - 12/31/13             200             0              0            0
01/01/14 - 12/31/14             148             0              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10              63             0              0            0
01/01/11 - 12/31/11             101             0              0            0
01/01/12 - 12/31/12             128             0              0            0
01/01/13 - 12/31/13              52             0              0            0
01/01/14 - 12/31/14             104             0              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CAPITAL STRENGTH ETF (FTCS)

The First Trust Capital Strength ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called The Capital Strength Index(TM) (the "Index"). The Index is initially equally-weighted and is made up of the top 50 stocks out of the universe of the largest 500 U.S. companies included in the NASDAQ US Benchmark Index, ranked by one- and three-year daily volatility. Companies with less than $1 billion in cash and short term investments, companies with long-term debt divided by market capitalization greater than 30%, and companies with return on equity less than 15% are excluded from the Index. The Index is reconstituted and rebalanced on a quarterly basis. The Fund's shares are listed for trading on the NASDAQ. The first day of secondary market trading in shares of the Fund was July 11, 2006.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL                 CUMULATIVE
                                                                           TOTAL RETURNS                 TOTAL RETURNS
                                                           1 Year     5 Years       Inception      5 Years       Inception
                                                           Ended       Ended        (7/6/06)        Ended         (7/6/06)
                                                          12/31/14    12/31/14     to 12/31/14     12/31/14     to 12/31/14

FUND PERFORMANCE
NAV                                                        15.46%      15.32%         9.62%        103.98%        117.99%
Market Value                                               15.44%      15.35%         9.63%        104.25%        118.28%

INDEX PERFORMANCE
The Capital Strength Index(TM)*                            16.25%         N/A           N/A            N/A            N/A
S&P 500 Value Index                                        12.36%      14.86%         6.42%         99.90%         69.59%
S&P 500(R) Index                                           13.69%      15.45%         8.10%        105.14%         93.71%
----------------------------------------------------------------------------------------------------------------------------------

*     On June 18, 2010, the Fund's underlying index changed from the Deutsche Bank CROCI(R) US+ Index(TM) to the Credit Suisse U.S.
      Value Index, Powered by HOLT(TM). On June 4, 2013, the Fund's underlying index changed from the Credit Suisse U.S. Value
      Index, Powered by HOLT(TM) to The Capital Strength Index(TM). Therefore, the Fund's performance and total returns shown for the period prior to June 4, 2013, are not necessarily indicative of the performance of the Fund based on its current index, would have generated. Since the Fund's new underlying index had an inception date of March 20, 2013, it was not in existence for any of the periods disclosed, other than for the one-year period.

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 15.46% during the 12-month period covered by this report. During the same period, the S&P 500 Value Index ("benchmark") generated a return of 12.36%. The Industrials sector was the top-contributing sector with a 4.1% contribution to the Fund's return. The Fund's holdings from the sector returned 18.0% and comprised an average of 20.8% of the Fund's weight. The sector's strong performance came partially from the Aerospace & Defense industry which returned 22.3%. The Health Care sector was the second-best contributing, and best-performing, sector in the Fund. The Fund's holdings in the sector comprised 14.0% of the Fund's average weight and returned 25.0%, resulting in a 3.6% contribution. Eli Lilly & Co. and Covidien Plc were the Fund's top individual performers from the industry with returns of 39.8% and 31.2%, respectively. Relative to its benchmark, the Fund outperformed. The largest source of outperformance was the Fund's underweight position in the weak-performing Energy sector (5.1% vs. 14.7% average weight). Additional outperformance came from the previously mentioned Industrials sector where the Fund was overweight (20.8% vs. 9.1% average weight) and outperformed (18.0% vs. 3.0% return) relative to the benchmark.

-------------------
"Credit Suisse," "HOLT" and "Credit Suisse U.S. Value Index, Powered by HOLT(TM)," are trademarks of Credit Suisse Group AG, Credit Suisse Securities
(USA) LLC or one of their affiliates (collectively, "Credit Suisse"), and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY CREDIT SUISSE, AND CREDIT SUISSE MAKEs NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, REGARDING THE ADVISABILITY OF INVESTING OR TRADING IN the Fund.

The Capital Strength Index(TM) is the trademark (the "Mark") of the NASDAQ OMX Group ("NASDAQ OMX"). The Mark is licensed for use by First Trust Portfolios L.P. The Fund has not been passed on by NASDAQ OMX as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by NASDAQ OMX. The Fund should not be construed in any way as investment advice by NASDAQ OMX. NASDAQ OMX MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND OR THE CAPITAL STRENGTH INDEX(TM).

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CAPITAL STRENGTH ETF (FTCS) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Industrials                                  24.01%
Consumer Staples                             17.52
Information Technology                       16.25
Health Care                                  12.03
Financials                                   11.84
Consumer Discretionary                       10.41
Materials                                     6.12
Energy                                        1.82
                                            -------
   Total                                    100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Lowe's Cos., Inc.                             2.35%
KLA-Tencor Corp.                              2.29
PPG Industries, Inc.                          2.21
Texas Instruments, Inc.                       2.20
3M Co.                                        2.15
Ralph Lauren Corp.                            2.13
Northrop Grumman Corp.                        2.13
Accenture PLC, Class A                        2.09
Medtronic, Inc.                               2.09
Wal-Mart Stores, Inc.                         2.08
                                            -------
   Total                                     21.72%
                                            =======

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       JULY 6, 2006 - DECEMBER 31, 2014

            First Trust Capital           S&P 500 Value              S&P 500(R)
               Strength ETF                   Index                    Index
07/06             $10,000                    $10,000                  $10,000
12/06              11,074                     11,294                   11,235
06/07              12,444                     12,126                   12,016
12/07              12,210                     11,519                   11,852
06/08              11,253                      9,671                   10,440
12/08               7,665                      7,002                    7,467
06/09               8,640                      6,903                    7,703
12/09              10,686                      8,484                    9,443
06/10               9,880                      8,034                    8,815
12/10              12,185                      9,765                   10,866
06/11              13,144                     10,276                   11,520
12/11              11,827                      9,718                   11,095
06/12              12,469                     10,585                   12,148
12/12              13,890                     11,436                   12,871
06/13              16,203                     13,235                   14,650
12/13              18,876                     15,093                   17,039
06/14              19,929                     16,143                   18,256
12/14              21,794                     16,957                   19,373

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through December 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             152             0              0            0
01/01/11 - 12/31/11             129             0              0            0
01/01/12 - 12/31/12             147             0              0            0
01/01/13 - 12/31/13             134             0              0            0
01/01/14 - 12/31/14             108             9              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             100             0              0            0
01/01/11 - 12/31/11             123             0              0            0
01/01/12 - 12/31/12             103             0              0            0
01/01/13 - 12/31/13             117             1              0            0
01/01/14 - 12/31/14             131             4              0            0

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (FVI)

The First Trust Value Line(R) Equity Allocation Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) Equity Allocation Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is designed to objectively identify and select those stocks from the 1,700-stock Value Line(R) universe across market capitalizations and investment styles for growth and value that appear to have the greatest potential for capital appreciation. The Index is rebalanced on a semi-annual basis in February and August. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was December 7, 2006. Effective January 9, 2015, the Fund changed its name to First Trust Total US Market AlphaDEX(R) ETF
(TUSA). See Subsequent Events in the Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL                 CUMULATIVE
                                                                           TOTAL RETURNS                 TOTAL RETURNS
                                                           1 Year     5 Years       Inception      5 Years       Inception
                                                           Ended       Ended        (12/5/06)       Ended        (12/5/06)
                                                          12/31/14    12/31/14     to 12/31/14     12/31/14     to 12/31/14

FUND PERFORMANCE
NAV                                                         2.36%      10.19%         4.76%         62.45%         45.59%
Market Value                                                2.36%      10.19%         4.77%         62.45%         45.62%

INDEX PERFORMANCE
Value Line(R) Equity Allocation Index                       3.25%      11.11%         5.64%         69.38%         55.70%
Russell 3000(R) Index                                      12.56%      15.63%         7.18%        106.72%         75.02%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 2.36% during the 12-month period covered by this report. During the same period, the Russell 3000(R) Index ("benchmark") generated a return of 12.56%. The Information Technology sector was the best-contributing sector in the Fund, adding 3.5% to the Fund's return. The Fund's holdings in the sector comprised 20.0% of the Fund's average weight and returned 18.6%. Within the Information Technology sector, the Semiconductor industry stood out with a 41.0% return. The Utilities sector was the best-performing sector in the Fund. High dividend yields attracted investors and helped the Fund's holdings in the sector return 38.5%. However, the sector had a low allocation of 4.1% of the Fund's average weight, resulting in only a 0.8% contribution to return. The Energy sector was the largest drag on the Fund's performance. The Fund's holdings in the sector comprised 7.6% of the Fund's average weight and returned -35.4%, resulting in a -5.5% contribution to return. Relative to its benchmark, the Fund underperformed. The Energy sector caused the most underperformance as the Fund's holdings returned -35.4% vs. -8.4% for the benchmark's Energy constituents. Some of the performance difference is due to the Fund not holding large Energy companies ExxonMobil Corp. (-6.1% return) and Chevron Corp. (-7.0%). These companies were the benchmark's largest Energy holdings and the companies outperformed the broader Energy sector. The Fund also suffered underperformance from being underweight the strong-performing Heath Care sector (7.8% vs. 13.3% average weight), and from underperforming in the Financials sector (8.3% vs. 14.5% return). Much of the underperformance in the Financials sector came from the Fund being underweight the strong-performing REIT industry relative to the benchmark.

-------------------
Value Line is a registered trademark of Value Line, Inc. that is licensed to First Trust on behalf of the Fund. The Fund is not sponsored, recommended, sold, or promoted by Value Line Publishing LLC, Value Line, Inc. or any of their affiliates.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (FVI) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Financials                                   19.49%
Consumer Discretionary                       18.32
Information Technology                       18.27
Industrials                                  10.90
Energy                                        9.68
Health Care                                   7.28
Consumer Staples                              6.77
Materials                                     4.67
Utilities                                     3.13
Telecommunication Services                    1.49
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Southwest Airlines Co.                        1.78%
Royal Caribbean Cruises Ltd.                  1.64
Kroger (The) Co.                              1.56
Dollar Tree, Inc.                             1.54
Bed Bath & Beyond, Inc.                       1.47
NetApp, Inc.                                  1.41
Travelers (The) Cos., Inc.                    1.41
Apple, Inc.                                   1.39
ACE Ltd.                                      1.38
Hewlett-Packard Co.                           1.38
                                            -------
      Total                                  14.96%
                                            =======

                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        DECEMBER 5, 2006 - DECEMBER 31, 2014

            First Trust Value Line(R)      Value Line(R) Equity      Russell 3000(R)
           Equity Allocation Index Fund      Allocation Index             Index
12/5/06              $10,000                     $10,000                 $10,000
12/06                  9,890                       9,897                  10,008
06/07                 10,610                      10,623                  10,720
12/07                 10,350                      10,398                  10,522
06/08                  9,470                       9,551                   9,360
12/08                  6,681                       6,772                   6,597
06/09                  7,037                       7,177                   6,874
12/09                  8,962                       9,192                   8,466
06/10                  8,831                       9,104                   7,954
12/10                 10,741                      11,125                   9,900
06/11                 10,976                      11,405                  10,529
12/11                  9,714                      10,132                  10,001
06/12                  9,883                      10,350                  10,933
12/12                 10,563                      11,109                  11,643
06/13                 12,087                      12,764                  13,280
12/13                 14,223                      15,078                  15,550
06/14                 14,940                      15,906                  16,629
12/14                 14,559                      15,569                  17,502

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through December 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             156             0              0            0
01/01/11 - 12/31/11             146             1              0            0
01/01/12 - 12/31/12             124             1              0            0
01/01/13 - 12/31/13             140             0              0            0
01/01/14 - 12/31/14             178             0              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             95              1              0            0
01/01/11 - 12/31/11             105             0              0            0
01/01/12 - 12/31/12             122             3              0            0
01/01/13 - 12/31/13             104             8              0            0
01/01/14 - 12/31/14             68              6              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

The First Trust Value Line(R) Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) Dividend Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is designed to objectively identify and select those stocks from the universe of stocks which Value Line, Inc.(R) gives a Safety(TM) Ranking of #1 or #2 in the Value Line(R) Safety(TM) Ranking System and have the potential to pay above-average dividends and achieve capital appreciation. The Index is rebalanced on a monthly basis. The Fund's shares are listed for trading on the NYSE Arca.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL                         CUMULATIVE
                                                                      TOTAL RETURNS                       TOTAL RETURNS
                                                  1 Year    5 Years    10 Years    Inception    5 Years    10 Years    Inception
                                                  Ended      Ended      Ended      (8/19/03)     Ended      Ended      (8/19/03)
                                                 12/31/14   12/31/14   12/31/14   to 12/31/14   12/31/14   12/31/14   to 12/31/14

FUND PERFORMANCE

NAV                                               15.94%     15.61%     8.76%        9.88%      106.50%    131.52%      191.82%
Market Value                                      15.83%     15.59%     9.90%        9.88%      106.34%    157.02%      191.82%

INDEX PERFORMANCE
Value Line(R) Dividend Index                      16.92%     16.54%      N/A          N/A       143.75%      N/A          N/A
S&P 500(R) Index                                  13.69%     15.45%     7.67%        8.75%      105.14%    109.47%      159.34%
Dow Jones U.S. Select Dividend Index(SM)          15.36%     17.03%     7.08%         N/A       119.49%     98.10%        N/A
----------------------------------------------------------------------------------------------------------------------------------

      On December 15, 2006, the Fund acquired the assets and adopted the financial and performance history of First Trust Value
      Line(R) Dividend Fund (the "Predecessor FVD Fund," a closed-end fund), which had an inception date of August 19, 2003. The inception date total returns at net asset value ("NAV") include the sales load of $0.675 per share on the initial offering.
      The investment goals, strategies and policies of the Fund are substantially similar to those of the Predecessor FVD Fund. The inception date of the Index was July 3, 2006. Returns for the Index are only disclosed for those periods in which the Index was in existence for the entire period. The cumulative total returns for the period from the reorganization date (12/15/06)
      through period end (12/31/14) were 80.42% and 81.28% at NAV and Market Value, respectively. That compares to an Index return of 92.13% for the same period. The average annual total returns for the period from the reorganization date (12/15/06) through period end (12/31/14) were 7.61% and 7.68% at NAV and Market Value, respectively. That compares to an Index return of 8.46%
      for the same period.

      NAV and Market Value returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Value, respectively. Prior to December 15, 2006, NAV and Market Value returns assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of the Predecessor FVD Fund and the price used to calculate Market Value return was the AMEX (now known as the NYSE Mkt) closing market price of the Predecessor FVD Fund.

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 15.94% during the 12-month period covered by this report. During the same period, the S&P 500(R) Index ("benchmark") generated a return of 13.69%. The Utilities sector topped all other sectors in the Fund in average weight (24.7%), performance (26.6%), and contribution to the Fund's return (6.6%). Strong dividend yields in a low-rate environment along with some large mergers and acquisitions activity helped boost the sector's returns. The Consumer Discretionary sector was the second-best performer with a 19.8% return, but its low average weight of 7.1% limited its contribution to return to 1.5%. Relative to its benchmark, the Fund outperformed. The main driver of the Fund's excess return was its overweight position in the previously mentioned Utilities sector. The Fund had an average weight of 24.7% in the sector compared to 3.1% for the benchmark.

-------------------
Value Line is a registered trademark of Value Line, Inc. that is licensed to First Trust on behalf of the Fund. The Fund is not sponsored, recommended, sold, or promoted by Value Line Publishing LLC, Value Line, Inc. or any of their affiliates.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Utilities                                    26.38%
Financials                                   14.11
Consumer Staples                             13.90
Industrials                                  11.81
Information Technology                        9.05
Health Care                                   7.44
Consumer Discretionary                        7.13
Energy                                        4.90
Materials                                     2.68
Telecommunication Services                    2.60
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Mattel, Inc.                                  0.57%
American States Water Co.                     0.57
New Jersey Resources Corp.                    0.57
AGL Resources, Inc.                           0.56
Vectren Corp.                                 0.56
WGL Holdings, Inc.                            0.56
TransCanada Corp.                             0.56
MGE Energy, Inc.                              0.56
Enbridge, Inc.                                0.56
TECO Energy, Inc.                             0.56
                                            -------
      Total                                   5.63%
                                            =======

                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   DECEMBER 31, 2004 - DECEMBER 31, 2014

             First Trust Value Line(R)   S&P 500(R)   Dow Jones U.S. Select
                Dividend Index Fund        Index        Dividend Index(SM)
12/04                 $10,000             $10,000            $10,000
06/05                  10,304               9,919             10,222
12/05                  10,659              10,491             10,379
06/06                  11,272              10,775             10,899
12/06                  12,802              12,149             12,408
06/07                  13,146              12,995             12,927
12/07                  12,364              12,816             11,767
06/08                  11,160              11,290              9,248
12/08                   9,376               8,075              8,122
06/09                   9,263               8,330              7,104
12/09                  11,212              10,211              9,026
06/10                  10,889               9,532              8,909
12/10                  13,015              11,750             10,679
06/11                  14,073              12,457             11,575
12/11                  14,190              11,997             12,005
06/12                  15,089              13,136             12,790
12/12                  15,776              13,918             13,306
06/13                  17,967              15,841             15,149
12/13                  19,967              18,425             17,173
06/14                  21,669              19,741             18,867
12/14                  23,151              20,949             19,810

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through December 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             180             0              0            0
01/01/11 - 12/31/11             218             1              0            0
01/01/12 - 12/31/12             205             0              0            0
01/01/13 - 12/31/13             238             0              0            0
01/01/14 - 12/31/14             223             0              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             72              0              0            0
01/01/11 - 12/31/11             33              0              0            0
01/01/12 - 12/31/12             44              1              0            0
01/01/13 - 12/31/13             14              0              0            0
01/01/14 - 12/31/14             29              0              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL)

The First Trust Value Line(R) 100 Exchange-Traded Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) 100 Index (the "Index").

The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is an equal-dollar weighted index that is designed to objectively identify and select 100 stocks from the universe of stocks to which Value Line(R) assigns a #1 ranking in the Value Line(R) Timeliness(TM) Ranking System (the "Ranking System"). At any one time only 100 stocks are assigned a #1 ranking in the Ranking System. The Index is rebalanced quarterly. The Fund's shares are listed for trading on the NYSE Arca.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL                         CUMULATIVE
                                                                      TOTAL RETURNS                       TOTAL RETURNS
                                                  1 Year    5 Years    10 Years    Inception    5 Years    10 Years    Inception
                                                  Ended      Ended      Ended      (6/12/03)     Ended      Ended      (6/12/03)
                                                 12/31/14   12/31/14   12/31/14   to 12/31/14   12/31/14   12/31/14   to 12/31/14

FUND PERFORMANCE

NAV                                               11.33%     14.98%     5.09%        6.44%      100.92%     64.31%      105.70%
Market Value                                      11.22%     14.96%     5.66%        6.43%      100.82%     73.35%      105.60%

INDEX PERFORMANCE
Value Line(R) 100 Index                           12.35%     16.05%      N/A          N/A       110.49%      N/A          N/A
Russell 3000(R)- Index                            12.56%     15.63%     7.94%        9.09%      106.72%    114.75%      173.27%
----------------------------------------------------------------------------------------------------------------------------------

      On June 15, 2007, the Fund acquired the assets and adopted the financial and performance history of First Trust Value Line(R)
      100 Fund (the "Predecessor FVL Fund," a closed-end fund), which had an inception date of June 12, 2003. The inception date total returns at NAV include the sales load of $0.675 per share on the initial offering. The investment goals, strategies and policies of the Fund are substantially similar to those of the Predecessor FVL Fund. The inception date of the Index was
      January 16, 2007. Returns for the Index are only disclosed for those periods in which the Index was in existence for the entire period. The cumulative total returns for the period from the reorganization date (06/15/07) through period end
      (12/31/14) were 24.86% and 24.80% at NAV and Market Value, respectively. That compares to an Index return of 33.17% for that same period. The average annual total returns for the period from the reorganization date (6/15/07) through period end
      (12/31/14) were 2.99% and 2.98% at NAV and Market Value, respectively. That compares to an Index return of 3.87% for the same period.

      NAV and Market Value returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Value, respectively. Prior to June 15, 2007, NAV and Market Value returns assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of the Predecessor FVL Fund and the price used to calculate Market Value return was the AMEX (now known as the NYSE Mkt) closing market price of the Predecessor FVL Fund.

(See Notes to Fund Performance Overview on page 22.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 11.33% during the 12-month period covered by this report. During the same period, the Russell 3000(R) Index ("benchmark") generated a return of 12.56%. The Industrials sector led all sectors in contribution to the Fund's return with 4.8%. The Fund's holdings in the sector returned 27.2% and comprised 18.8% of the Fund's average weight. The sector's strong performance came particularly from the Fund's 6.6% allocation to the Airlines industry, which returned 64.5%. Southwest Airlines Co. (126.3% return) and JetBlue Airways Corp. (85.5%) were the top performers from the industry. The Information Technology sector was the second-best contributing sector at 3.5%. The Fund's holdings from the sector returned 18.2% and comprised 17.0% of the Fund's weight. The Financials sector was the best-performing sector in the Fund with a return of 32.7%, however the sector's low average Fund weight of 6.6% limited the sector's contribution to 1.5%. The Energy sector was the largest detractor from the Fund's return with a contribution of -3.8%. The Fund's Energy holdings returned -33.9% and comprised an average of 11.9% of the Fund's weight. Relative to its benchmark, the Fund underperformed. Most of the underperformance came from the Energy sector where the Fund's holdings underperformed the benchmark's constituents -33.9% vs. -10.0%. Additional underperformance came from the Fund being underweight the strong-performing Health Care sector (5.7% vs. 13.3% average weight). The Fund was able to reverse much of the previously mentioned underperformance in the Industrials sector where the Fund's holdings outperformed the benchmark's constituents 27.2% vs. 8.0%. The Fund's overweight position in the Airlines industry was the primary cause of the performance difference in the sector.

-------------------
Value Line is a registered trademark of Value Line, Inc. that is licensed to First Trust on behalf of the Fund. The Fund is not sponsored, recommended, sold, or promoted by Value Line Publishing LLC, Value Line, Inc. or any of their affiliates.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Consumer Discretionary                       27.57%
Industrials                                  26.94
Information Technology                       10.51
Materials                                     9.12
Energy                                        7.38
Health Care                                   7.35
Consumer Staples                              4.28
Financials                                    2.90
Telecommunication Services                    1.99
Utilities                                     1.96
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
JetBlue Airways Corp.                         1.56%
United Continental Holdings, Inc.             1.52
Goodyear Tire & Rubber (The) Co.              1.48
Sanmina Corp.                                 1.45
Avis Budget Group, Inc.                       1.34
Kroger (The) Co.                              1.29
Actavis PLC                                   1.27
Alaska Air Group, Inc.                        1.26
Micron Technology, Inc.                       1.24
Outerwall, Inc.                               1.24
                                            -------
      Total                                  13.65%
                                            =======

               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  DECEMBER 31, 2004 - DECEMBER 31, 2014

                 First Trust Value Line(R) 100            Russell 3000(R)
                     Exchange-Traded Fund                      Index
12/04                       $10,000                           $10,000
06/05                        10,104                             9,999
12/05                        11,185                            10,613
06/06                        11,426                            10,956
12/06                        11,699                            12,281
06/07                        13,065                            13,155
12/07                        14,028                            12,913
06/08                        12,830                            11,486
12/08                         7,253                             8,095
06/09                         6,971                             8,434
12/09                         8,177                            10,388
06/10                         8,107                             9,760
12/10                        10,590                            12,147
06/11                        11,190                            12,918
12/11                         9,751                            12,271
06/12                        10,023                            13,415
12/12                        10,582                            14,286
06/13                        12,159                            16,295
12/13                        14,756                            19,080
06/14                        16,353                            20,404
12/14                        16,430                            21,475

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through December 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             149             0              0            0
01/01/11 - 12/31/11             137             2              0            0
01/01/12 - 12/31/12              73             0              0            0
01/01/13 - 12/31/13             100             0              0            0
01/01/14 - 12/31/14             165             0              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             103             0              0            0
01/01/11 - 12/31/11             111             2              0            0
01/01/12 - 12/31/12             177             0              0            0
01/01/13 - 12/31/13             152             0              0            0
01/01/14 - 12/31/14              87             0              0            0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Value") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and Market Value returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Value, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future results.

FIRST TRUST EXCHANGE-TRADED FUND

UNDERSTANDING YOUR FUND EXPENSES
DECEMBER 31, 2014 (UNAUDITED)

As a shareholder of First Trust Dow Jones Select MicroCap Index Fund, First Trust Morningstar Dividend Leaders Index Fund, First Trust US IPO Index Fund, First Trust NYSE Arca Biotechnology Index Fund, First Trust Dow Jones Internet Index Fund, First Trust Capital Strength ETF, First Trust Value Line(R) Equity Allocation Index Fund, First Trust Value Line(R) Dividend Index Fund and First Trust Value Line(R) 100 Exchange-Traded Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended December 31, 2014.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                   JULY 1, 2014      DECEMBER 31, 2014     PERIOD (a)          PERIOD (b)
---------------------------------------------------------------------------------------------------------------------------
FIRST TRUST DOW JONES SELECT MICROCAP INDEX
   FUND (FDM)
Actual                                               $1,000.00           $1,037.70            0.60%               $3.08
Hypothetical (5% return before expenses)             $1,000.00           $1,022.18            0.60%               $3.06

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX
   FUND (FDL)
Actual                                               $1,000.00           $1,024.20            0.45%               $2.30
Hypothetical (5% return before expenses)             $1,000.00           $1,022.94            0.45%               $2.29

FIRST TRUST US IPO INDEX FUND (FPX)
Actual                                               $1,000.00           $1,049.70            0.60%               $3.10
Hypothetical (5% return before expenses)             $1,000.00           $1,022.18            0.60%               $3.06

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX
   FUND (FBT)
Actual                                               $1,000.00           $1,239.60            0.57%               $3.22
Hypothetical (5% return before expenses)             $1,000.00           $1,022.33            0.57%               $2.91

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)
Actual                                               $1,000.00           $1,029.20            0.55%               $2.81
Hypothetical (5% return before expenses)             $1,000.00           $1,022.43            0.55%               $2.80

FIRST TRUST CAPITAL STRENGTH ETF (FTCS)
Actual                                               $1,000.00           $1,093.60            0.65%               $3.43
Hypothetical (5% return before expenses)             $1,000.00           $1,021.93            0.65%               $3.31

FIRST TRUST EXCHANGE-TRADED FUND

DECEMBER 31, 2014 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                   JULY 1, 2014      DECEMBER 31, 2014     PERIOD (a)          PERIOD (b)
---------------------------------------------------------------------------------------------------------------------------
FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX
   FUND (FVI)
Actual                                               $1,000.00           $  974.50            0.70%               $3.48
Hypothetical (5% return before expenses)             $1,000.00           $1,021.68            0.70%               $3.57

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)
Actual                                               $1,000.00           $1,068.40            0.70%               $3.65
Hypothetical (5% return before expenses)             $1,000.00           $1,021.68            0.70%               $3.57

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED
   FUND (FVL)
Actual                                               $1,000.00           $1,004.70            0.70%               $3.54
Hypothetical (5% return before expenses)             $1,000.00           $1,021.68            0.70%               $3.57


(a) These expense ratios reflect expense caps for certain Funds. See Note 3 in Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (July 1, 2014 through December 31, 2014), multiplied by 184/365 (to reflect the one-half year period).

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014

SHARES       DESCRIPTION                               VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             AEROSPACE & DEFENSE -- 1.6%
       5,235 Ducommun, Inc. (a)                $      132,341
       9,145 Engility Holdings, Inc. (a)              391,406
       2,552 National Presto Industries, Inc.         148,118
       4,498 Sparton Corp. (a)                        127,473
                                               --------------
                                                      799,338
                                               --------------
             AIR FREIGHT & LOGISTICS -- 0.5%
      27,010 Air Transport Services Group,
               Inc. (a)                               231,206
                                               --------------
             AIRLINES -- 0.7%
      25,881 Republic Airways Holdings,
               Inc. (a)                               377,604
                                               --------------
             AUTO COMPONENTS -- 3.1%
       4,675 China Automotive Systems, Inc.            33,146
       9,247 Fox Factory Holding Corp. (a)            150,079
      24,888 Modine Manufacturing Co. (a)             338,477
       7,485 Remy International, Inc.                 156,586
       4,291 Shiloh Industries, Inc. (a)               67,497
      13,497 Stoneridge, Inc. (a)                     173,571
       1,864 Strattec Security Corp.                  153,929
      12,044 Superior Industries
               International, Inc.                    238,351
      10,787 Tower International, Inc. (a)            275,608
                                               --------------
                                                    1,587,244
                                               --------------
             AUTOMOBILES -- 0.6%
      14,013 Winnebago Industries, Inc.               304,923
                                               --------------
             BANKS -- 16.3%
       6,822 1st Source Corp.                         234,063
      14,639 Ameris Bancorp                           375,344
       6,639 Bryn Mawr Bank Corp.                     207,801
      23,506 Centerstate Banks, Inc.                  279,956
      14,185 Central Pacific Financial Corp.          304,977
       7,911 City Holding Co.                         368,099
       8,521 Community Trust Bancorp, Inc.            311,954
      12,029 ConnectOne Bancorp, Inc.                 228,551
      13,061 Customers Bancorp, Inc. (a)              254,167
       6,816 Financial Institutions, Inc.             171,422
      37,474 First Busey Corp.                        243,956
       8,208 First NBC Bank Holding Co. (a)           288,922
      14,643 Flushing Financial Corp.                 296,814
      16,580 Hanmi Financial Corp.                    361,610
      15,728 Heritage Financial Corp.                 276,026
      10,658 HomeTrust Bancshares, Inc. (a)           177,562
      11,931 Independent Bank Corp.                   155,700
      18,131 Lakeland Bancorp, Inc.                   212,133
       8,602 Lakeland Financial Corp.                 373,929
       8,240 Mercantile Bank Corp.                    173,205
       6,795 Metro Bancorp, Inc. (a)                  176,126
       8,782 Pacific Premier Bancorp, Inc. (a)        152,192
      13,017 Sandy Spring Bancorp, Inc.               339,483
       8,244 Simmons First National Corp.,
               Class A                                335,119
      11,455 Southside Bancshares, Inc.               331,164
       9,103 Southwest Bancorp, Inc.                  158,028
      16,776 State Bank Financial Corp.               335,184
       7,189 Stock Yards Bancorp, Inc.                239,681
       5,234 Stonegate Bank                           155,031


SHARES       DESCRIPTION                               VALUE
-------------------------------------------------------------
             BANKS (CONTINUED)
       6,140 Tompkins Financial Corp.          $      339,542
      10,391 TriCo Bancshares                         256,658
       7,390 Washington Trust Bancorp, Inc.           296,930
                                               --------------
                                                    8,411,329
                                               --------------
             BEVERAGES -- 0.4%
       2,404 Coca-Cola Bottling Co.
               Consolidated                           211,624
                                               --------------
             BUILDING PRODUCTS -- 1.8%
       6,501 American Woodmark Corp. (a)              262,900
       8,884 Insteel Industries, Inc.                 209,485
       5,019 Patrick Industries, Inc. (a)             220,735
      24,755 PGT, Inc. (a)                            238,391
                                               --------------
                                                      931,511
                                               --------------
             CAPITAL MARKETS -- 3.0%
       8,859 Calamos Asset Management,
               Inc., Class A                          118,002
      54,937 Cowen Group, Inc., Class A (a)           263,697
       3,924 FBR & Co. (a)                             96,491
       7,950 INTL FCStone, Inc. (a)                   163,531
      18,085 Investment Technology Group,
               Inc. (a)                               376,530
       7,124 Manning & Napier, Inc.                    98,454
      17,428 RCS Capital Corp., Class A               213,319
       3,791 Westwood Holdings Group, Inc.            234,360
                                               --------------
                                                    1,564,384
                                               --------------
             CHEMICALS -- 2.8%
      11,592 FutureFuel Corp.                         150,928
       4,914 Hawkins, Inc.                            212,924
      17,066 Kraton Performance Polymers,
               Inc. (a)                               354,802
       2,599 OCI Resources, L.P. (b)                   66,794
      24,652 OMNOVA Solutions, Inc. (a)               200,667
      13,301 Tredegar Corp.                           299,140
      12,002 Zep, Inc.                                181,830
                                               --------------
                                                    1,467,085
                                               --------------
             COMMERCIAL SERVICES & SUPPLIES
               -- 2.4%
       9,950 CECO Environmental Corp.                 154,623
      13,548 Ennis, Inc.                              182,491
      14,985 Kimball International, Inc.,
               Class B                                136,663
       6,540 Multi-Color Corp.                        362,447
      14,872 Performant Financial Corp. (a)            98,899
      10,433 Viad Corp.                               278,144
                                               --------------
                                                    1,213,267
                                               --------------
             COMMUNICATIONS EQUIPMENT -- 0.5%
       7,369 Alliance Fiber Optic Products,
               Inc.                                   106,924
       5,558 Bel Fuse, Inc., Class B                  151,956
                                               --------------
                                                      258,880
                                               --------------
             CONSTRUCTION & ENGINEERING
               -- 1.3%
       6,306 Argan, Inc.                              212,134
      19,585 Furmanite Corp. (a)                      153,154
      10,802 MYR Group, Inc. (a)                      295,975
                                               --------------
                                                      661,263
                                               --------------


                      See Notes to Financial Statements                  Page 25

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014

SHARES       DESCRIPTION                               VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             CONSUMER FINANCE -- 0.7%
       9,892 Consumer Portfolio Services,
               Inc. (a)                        $       72,805
      25,348 EZCORP, Inc., Class A (a)                297,839
                                               --------------
                                                      370,644
                                               --------------
             CONTAINERS & PACKAGING
               -- 0.4%
      12,941 Myers Industries, Inc.                   227,762
                                               --------------
             DIVERSIFIED CONSUMER SERVICES
               -- 2.2%
       8,975 American Public Education,
               Inc. (a)                               330,908
       2,845 Liberty Tax, Inc. (a)                    101,680
       6,488 Steiner Leisure Ltd. (a)                 299,811
       5,668 Strayer Education, Inc. (a)              421,019
                                               --------------
                                                    1,153,418
                                               --------------
             DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.4%
      17,215 Inteliquent, Inc.                        337,930
       9,813 Lumos Networks Corp.                     165,055
      22,272 Premiere Global Services,
               Inc. (a)                               236,529
                                               --------------
                                                      739,514
                                               --------------
             ELECTRIC UTILITIES -- 0.5%
       6,724 Unitil Corp.                             246,569
                                               --------------
             ELECTRICAL EQUIPMENT -- 0.5%
       4,816 Powell Industries, Inc.                  236,321
                                               --------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 5.8%
      21,728 Checkpoint Systems, Inc. (a)             298,325
      17,401 CTS Corp.                                310,260
       8,934 DTS, Inc. (a)                            274,721
      15,424 Fabrinet (a)                             273,622
      15,828 GSI Group, Inc. (a)                      232,988
      20,714 Newport Corp. (a)                        395,845
      19,203 Orbotech Ltd. (a)                        284,204
      10,891 Park Electrochemical Corp.               271,513
       9,024 PC Connection, Inc.                      221,539
      14,582 Rofin-Sinar Technologies,
               Inc. (a)                               419,524
                                               --------------
                                                    2,982,541
                                               --------------
             ENERGY EQUIPMENT & SERVICES
               -- 1.2%
      10,061 Era Group, Inc. (a)                      212,790
       6,508 Natural Gas Services Group,
               Inc. (a)                               149,944
       6,761 PHI, Inc. (a)                            252,862
                                               --------------
                                                      615,596
                                               --------------
             FOOD & STAPLES RETAILING -- 0.5%
       6,389 Ingles Markets, Inc., Class A            236,968
                                               --------------
             FOOD PRODUCTS -- 1.6%
       9,090 Amira Nature Foods Ltd. (a)              130,442
       8,001 Calavo Growers, Inc.                     378,447
      13,966 Landec Corp. (a)                         192,870


SHARES       DESCRIPTION                               VALUE
-------------------------------------------------------------
             FOOD PRODUCTS (CONTINUED)
      11,218 Omega Protein Corp. (a)           $      118,574
                                               --------------
                                                      820,333
                                               --------------
             GAS UTILITIES -- 0.7%
       7,581 Chesapeake Utilities Corp.               376,472
                                               --------------
             HEALTH CARE EQUIPMENT &
               SUPPLIES -- 2.4%
         800 Atrion Corp.                             272,008
      11,254 Cynosure, Inc., Class A (a)              308,585
       5,168 Exactech, Inc. (a)                       121,810
      22,563 Merit Medical Systems, Inc. (a)          391,017
       6,684 SurModics, Inc. (a)                      147,716
                                               --------------
                                                    1,241,136
                                               --------------
             HEALTH CARE PROVIDERS &
               SERVICES -- 3.7%
       3,085 Addus HomeCare Corp. (a)                  74,873
       5,580 Alliance HealthCare Services,
               Inc. (a)                               117,124
      24,241 AMN Healthcare Services,
               Inc. (a)                               475,123
       4,965 Landauer, Inc.                           169,505
       6,384 LHC Group, Inc. (a)                      199,053
       6,181 Providence Service (The) Corp. (a)       225,236
      10,638 Skilled Healthcare Group, Inc.,
               Class A (a)                             91,168
      12,614 Triple-S Management Corp.,
               Class B (a)                            301,601
       6,378 U.S. Physical Therapy, Inc.              267,621
                                               --------------
                                                    1,921,304
                                               --------------
             HOTELS, RESTAURANTS & LEISURE
               -- 2.3%
      12,173 Del Frisco's Restaurant Group,
               Inc. (a)                               288,987
      44,045 Denny's Corp. (a)                        454,104
       9,541 Marcus (The) Corp.                       176,604
      18,380 Ruth's Hospitality Group, Inc.           275,700
                                               --------------
                                                    1,195,395
                                               --------------
             HOUSEHOLD DURABLES -- 2.9%
      13,534 Ethan Allen Interiors, Inc.              419,148
       2,848 Flexsteel Industries, Inc.                91,848
       7,663 LGI Homes, Inc. (a)                      114,332
      11,237 Libbey, Inc. (a)                         353,291
      12,723 M/I Homes, Inc. (a)                      292,120
      10,916 SodaStream International Ltd. (a)        219,630
                                               --------------
                                                    1,490,369
                                               --------------
             HOUSEHOLD PRODUCTS -- 0.2%
       3,825 Orchids Paper Products Co.               111,346
                                               --------------
             INSURANCE -- 3.2%
       9,785 AMERISAFE, Inc.                          414,493
      16,369 Employers Holdings, Inc.                 384,835
       6,700 Federated National Holding Co.           161,872
       4,741 HCI Group, Inc.                          205,001
       8,368 United Insurance Holdings Corp.          183,678
      15,139 Universal Insurance Holdings, Inc.       309,592
                                               --------------
                                                    1,659,471
                                               --------------


Page 26               See Notes to Financial Statements

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014

SHARES       DESCRIPTION                               VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             INTERNET & CATALOG RETAIL -- 1.0%
       9,871 FTD Cos., Inc. (a)                $      343,708
      10,536 PetMed Express, Inc.                     151,402
                                               --------------
                                                      495,110
                                               --------------
             INTERNET SOFTWARE & SERVICES
               -- 1.7%
      19,340 Dice Holdings, Inc. (a)                  193,593
      17,895 Perficient, Inc. (a)                     333,384
       7,610 Stamps.com, Inc. (a)                     365,204
                                               --------------
                                                      892,181
                                               --------------
             IT SERVICES -- 1.9%
       4,789 Cass Information Systems, Inc.           255,014
       7,330 Computer Task Group, Inc.                 69,855
      34,076 Global Cash Access Holdings,
               Inc. (a)                               243,643
      29,841 Lionbridge Technologies, Inc. (a)        171,586
      21,652 Net 1 UEPS Technologies, Inc. (a)        246,833
                                               --------------
                                                      986,931
                                               --------------
             LEISURE PRODUCTS -- 0.5%
      27,781 Smith & Wesson Holding Corp. (a)         263,086
                                               --------------
             MACHINERY -- 4.8%
       4,822 Alamo Group, Inc.                        233,578
      25,688 Blount International, Inc. (a)           451,338
      10,377 Columbus McKinnon Corp.                  290,971
      11,584 Douglas Dynamics, Inc.                   248,245
       6,904 Dynamic Materials Corp.                  110,602
       5,264 Graham Corp.                             151,445
       5,660 Kadant, Inc.                             241,625
       5,112 L.B. Foster Co., Class A                 248,290
       8,918 Lydall, Inc. (a)                         292,689
       9,855 NN, Inc.                                 202,619
                                               --------------
                                                    2,471,402
                                               --------------
             MEDIA -- 1.5%
      10,006 A. H. Belo Corp., Class A                103,862
      10,770 Entercom Communications Corp.,
               Class A (a)                            130,963
      22,263 Harte-Hanks, Inc.                        172,316
      22,232 Journal Communications, Inc.,
               Class A (a)                            254,112
      32,468 McClatchy (The) Co., Class A (a)         107,794
                                               --------------
                                                      769,047
                                               --------------
             METALS & MINING -- 0.7%
      10,477 Materion Corp.                           369,105
                                               --------------
             MULTILINE RETAIL -- 0.6%
      18,023 Fred's, Inc., Class A                    313,780
                                               --------------
             OIL, GAS & CONSUMABLE FUELS
               -- 2.7%
      49,853 Abraxas Petroleum Corp. (a)              146,568
       6,982 Crossamerica Partners, L.P. (b)          281,305
      30,545 PetroQuest Energy, Inc. (a)              114,238
       2,637 REX American Resources Corp. (a)         163,415
       4,413 Sprague Resources, L.P. (b)              103,485
      19,901 StealthGas, Inc. (a)                     125,575
      32,624 Teekay Tankers Ltd., Class A             165,078


SHARES       DESCRIPTION                              VALUE
-------------------------------------------------------------
             OIL, GAS & CONSUMABLE FUELS
               (CONTINUED)
       6,622 TransMontaigne Partners, L.P. (b) $      208,659
      41,976 Warren Resources, Inc. (a)                67,581
                                               --------------
                                                    1,375,904
                                               --------------
             PERSONAL PRODUCTS -- 0.4%
       5,831 Medifast, Inc. (a)                       195,630
                                               --------------
             PHARMACEUTICALS -- 1.4%
      30,536 Depomed, Inc. (a)                        491,935
      24,019 SciClone Pharmaceuticals, Inc. (a)       210,406
                                               --------------
                                                      702,341
                                               --------------
             PROFESSIONAL SERVICES -- 4.2%
      22,307 CBIZ, Inc. (a)                           190,948
       6,228 Franklin Covey Co. (a)                   120,574
       8,886 GP Strategies Corp. (a)                  301,502
       8,536 Heidrick & Struggles
               International,Inc.                     196,755
      10,084 ICF International, Inc. (a)              413,242
      13,993 Kforce, Inc.                             337,651
       8,480 Mistras Group, Inc. (a)                  155,438
      19,797 Resources Connection, Inc.               325,661
       2,144 VSE Corp.                                141,290
                                               --------------
                                                    2,183,061
                                               --------------
             ROAD & RAIL -- 1.3%
      11,433 Celadon Group, Inc.                      259,415
      12,330 Marten Transport Ltd.                    269,534
      14,586 Quality Distribution, Inc. (a)           155,195
                                               --------------
                                                      684,144
                                               --------------
             SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 1.3%
      15,964 Integrated Silicon Solution, Inc.        264,524
      14,182 Nova Measuring Instruments
               Ltd. (a)                               147,351
      32,110 Photronics, Inc. (a)                     266,834
                                               --------------
                                                      678,709
                                               --------------
             SOFTWARE -- 1.1%
      15,253 Ebix, Inc.                               259,148
       3,077 ePlus, Inc. (a)                          232,898
      12,586 Sapiens International Corp.
               N.V. (a)                                92,759
                                               --------------
                                                      584,805
                                               --------------
             SPECIALTY RETAIL -- 1.4%
      19,197 Christopher & Banks Corp. (a)            109,615
      10,732 Haverty Furniture Cos., Inc.             236,211
       7,732 Kirkland's, Inc. (a)                     182,785
      14,718 Stein Mart, Inc.                         215,177
                                               --------------
                                                      743,788
                                               --------------
             TEXTILES, APPAREL & LUXURY
               GOODS -- 0.4%
       7,468 Unifi, Inc. (a)                          222,024
                                               --------------
             THRIFTS & MORTGAGE FINANCE
               -- 5.2%
       4,492 BBX Capital Corp., Class A (a)            73,893
      13,091 Berkshire Hills Bancorp, Inc.            349,006
      36,265 Brookline Bancorp, Inc.                  363,738
      15,709 Dime Community Bancshares, Inc.          255,742



                      See Notes to Financial Statements                  Page 27

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014

SHARES       DESCRIPTION                               VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             THRIFTS & MORTGAGE FINANCE
               (CONTINUED)
       6,951 HomeStreet, Inc.                  $      121,017
      49,330 TrustCo Bank Corp.                       358,136
      26,550 United Financial Bancorp, Inc.           381,258
      10,632 Walker & Dunlop, Inc. (a)                186,485
      17,893 Waterstone Financial, Inc.               235,293
       4,886 WSFS Financial Corp.                     375,685
                                               --------------
                                                    2,700,253
                                               --------------
             TRADING COMPANIES &
               DISTRIBUTORS -- 0.6%
       8,535 CAI International, Inc. (a)              198,012
       9,109 Houston Wire & Cable Co.                 108,853
                                               --------------
                                                      306,865
                                               --------------
             WATER UTILITIES -- 0.9%
       5,777 Connecticut Water Service, Inc.          209,647
       8,206 SJW Corp.                                263,577
                                               --------------
                                                      473,224
                                               --------------
             WIRELESS TELECOMMUNICATION
               SERVICES -- 1.1%
      11,783 Shenandoah Telecommunications
               Co.                                    368,219
      11,272 Spok Holdings, Inc.                      195,682
                                               --------------
                                                      563,901
                                               --------------
             TOTAL INVESTMENTS -- 99.9%            51,620,108
             (Cost $46,281,942) (c)
             NET OTHER ASSETS AND
               LIABILITIES -- 0.1%                     27,776
                                               --------------
             NET ASSETS -- 100.0%              $   51,647,884
                                               ==============

(a)   Non-income producing security.

(b)   Master Limited Partnership ("MLP").

(c) Aggregate cost for federal income tax purposes is $46,489,760. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,280,977 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,150,629.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $  51,620,108     $       --       $       --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2014.


Page 28               See Notes to Financial Statements

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014

SHARES       DESCRIPTION                               VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.8%
             AEROSPACE & DEFENSE -- 2.2%
     113,548 Lockheed Martin Corp.             $   21,865,938
                                               --------------
             BANKS -- 1.1%
      18,141 Bank of Hawaii Corp.                   1,075,943
      87,876 F.N.B. Corp.                           1,170,508
      77,794 FirstMerit Corp.                       1,469,529
      71,271 National Penn Bancshares, Inc.           750,127
      43,705 Old National Bancorp                     650,330
       7,569 Park National Corp.                      669,705
      65,521 Susquehanna Bancshares, Inc.             879,947
      35,130 Trustmark Corp.                          862,090
     101,788 Umpqua Holdings Corp.                  1,731,414
      30,640 United Bankshares, Inc.                1,147,468
                                               --------------
                                                   10,407,061
                                               --------------
             CAPITAL MARKETS -- 0.1%
      38,819 Federated Investors, Inc.,
               Class B                              1,278,310
                                               --------------
             CHEMICALS -- 0.0%
      13,547 Kronos Worldwide, Inc.                   176,382
                                               --------------
             COMMERCIAL SERVICES &
               SUPPLIES -- 1.2%
     175,379 R.R. Donnelley & Sons Co.              2,947,244
     173,881 Waste Management, Inc.                 8,923,573
                                               --------------
                                                   11,870,817
                                               --------------
             DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 19.6%
   2,965,798 AT&T, Inc.                            99,621,155
   2,004,641 Verizon Communications, Inc.          93,777,106
                                               --------------
                                                  193,398,261
                                               --------------
             ELECTRIC UTILITIES -- 12.7%
      19,045 ALLETE, Inc.                           1,050,141
     235,880 American Electric Power Co.,
               Inc.                                14,322,634
     362,129 Duke Energy Corp.                     30,252,257
      95,498 Entergy Corp.                          8,354,165
      74,730 Great Plains Energy, Inc.              2,123,079
      51,189 Hawaiian Electric Industries,
               Inc.                                 1,713,808
     127,684 Northeast Utilities                    6,833,648
      19,899 Otter Tail Corp.                         616,073
     133,934 Pepco Holdings, Inc.                   3,606,843
      53,335 Pinnacle West Capital Corp.            3,643,314
      30,856 Portland General Electric Co.          1,167,282
     375,155 PPL Corp.                             13,629,381
     522,187 Southern (The) Co.                    25,644,603
      30,340 UIL Holdings Corp.                     1,321,004
      61,521 Westar Energy, Inc.                    2,537,126
     231,786 Xcel Energy, Inc                       8,325,753
                                               --------------
                                                  125,141,111
                                               --------------
             ENERGY EQUIPMENT &
               SERVICES -- 1.6%
     331,028 Ensco PLC, Class A                     9,914,289
     329,500 Noble Corp. PLC                        5,459,815
                                               --------------
                                                   15,374,104
                                               --------------


SHARES       DESCRIPTION                               VALUE
-------------------------------------------------------------
             FOOD PRODUCTS -- 0.1%
      33,572 B&G Foods, Inc.                   $    1,003,803
       7,233 Cal-Maine Foods, Inc.                    282,304
                                               --------------
                                                    1,286,107
                                               --------------
             GAS UTILITIES -- 0.9%
      59,240 AGL Resources, Inc.                    3,229,173
      19,676 Laclede Group (The), Inc.              1,046,763
      14,166 Northwest Natural Gas Co.                706,883
      34,724 Piedmont Natural Gas Co., Inc.         1,368,473
      14,362 South Jersey Industries, Inc.            846,353
      21,718 WGL Holdings, Inc.                     1,186,237
                                               --------------
                                                    8,383,882
                                               --------------
             HOTELS, RESTAURANTS &
               LEISURE -- 0.5%
      67,211 Darden Restaurants, Inc.               3,940,581
      84,846 International Game Technology          1,463,593
                                               --------------
                                                    5,404,174
                                               --------------
             HOUSEHOLD DURABLES -- 0.5%
      54,507 Leggett & Platt, Inc.                  2,322,543
      20,300 M.D.C. Holdings, Inc.                    537,341
      28,281 Tupperware Brands Corp.                1,781,703
                                               --------------
                                                    4,641,587
                                               --------------
             INSURANCE -- 1.0%
      66,540 Cincinnati Financial Corp.             3,448,768
       9,007 Erie Indemnity Co., Class A              817,565
      21,295 Mercury General Corp.                  1,206,788
     162,771 Old Republic International Corp.       2,381,340
      16,225 OneBeacon Insurance Group
               Ltd., Class A                          262,845
      35,067 Validus Holdings Ltd.                  1,457,384
                                               --------------
                                                    9,574,690
                                               --------------
             IT SERVICES -- 0.7%
     141,018 Paychex, Inc.                          6,510,801
                                               --------------
             LEISURE PRODUCTS -- 0.7%
     225,387 Mattel, Inc.                           6,974,601
       4,011 Sturm, Ruger & Co., Inc.                 138,901
                                               --------------
                                                    7,113,502
                                               --------------
             MEDIA -- 0.4%
      85,174 Cablevision Systems Corp.,
               Class A                              1,757,992
      15,826 Meredith Corp.                           859,668
      44,475 Regal Entertainment Group,
               Class A                                949,986
                                               --------------
                                                    3,567,646
                                               --------------
             METALS & MINING -- 1.7%
     717,895 Freeport-McMoRan, Inc.                16,770,027
                                               --------------
             MULTI-UTILITIES -- 9.7%
      47,003 Alliant Energy Corp.                   3,121,939
     119,364 Ameren Corp.                           5,506,261
      28,100 Avista Corp.                             993,335
     238,721 CenterPoint Energy, Inc.               5,593,233
     117,606 CMS Energy Corp.                       4,086,809
     154,115 Consolidated Edison, Inc.             10,173,131
     258,183 Dominion Resources, Inc.              19,854,273
      78,910 DTE Energy Co.                         6,815,457
      38,107 Integrys Energy Group, Inc.            2,966,630


                      See Notes to Financial Statements                  Page 29

FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014

SHARES       DESCRIPTION                               VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MULTI-UTILITIES (CONTINUED)
      18,149 NorthWestern Corp.                $    1,026,870
     220,834 PG&E Corp.                            11,757,202
     242,254 Public Service Enterprise Group,
               Inc.                                10,031,738
      69,941 SCANA Corp.                            4,224,436
     140,977 TECO Energy, Inc.                      2,888,619
      37,415 Vectren Corp.                          1,729,696
      91,492 Wisconsin Energy Corp.                 4,825,288
                                               --------------
                                                   95,594,917
                                               --------------
             OIL, GAS & CONSUMABLE
               FUELS -- 15.0%
     792,466 Chevron Corp.                         88,898,836
     661,949 ConocoPhillips                        45,714,198
     374,247 Spectra Energy Corp.                  13,585,166
                                               --------------
                                                  148,198,200
                                               --------------
             PAPER & FOREST PRODUCTS -- 0.1%
      14,974 Schweitzer-Mauduit
               International, Inc.                    633,400
                                               --------------
             PHARMACEUTICALS -- 9.4%
     357,942 Eli Lilly & Co.                       24,694,418
   2,167,580 Pfizer, Inc.                          67,520,117
                                               --------------
                                                   92,214,535
                                               --------------
             SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 5.0%
   1,344,618 Intel Corp.                           48,796,187
      62,699 Intersil Corp., Class A                  907,255
                                               --------------
                                                   49,703,442
                                               --------------
             SOFTWARE -- 0.4%
     140,930 CA, Inc.                               4,291,318
                                               --------------
             SPECIALTY RETAIL -- 0.7%
      89,364 American Eagle Outfitters, Inc.        1,240,372
      37,198 Guess?, Inc.                             784,134
     274,514 Staples, Inc.                          4,974,194
                                               --------------
                                                    6,998,700
                                               --------------
             THRIFTS & MORTGAGE FINANCE
               -- 1.0%
     375,038 New York Community Bancorp, Inc.       6,000,608
      52,306 Northwest Bancshares, Inc.               655,394
     184,614 People's United Financial, Inc.        2,802,441
      24,469 Provident Financial Services,
               Inc.                                   441,910
                                               --------------
                                                    9,900,353
                                               --------------
             TOBACCO -- 13.4%
     935,721 Altria Group, Inc.                    46,102,974
     186,104 Lorillard, Inc.                       11,713,386
     770,752 Philip Morris International, Inc.     62,777,750
     166,529 Reynolds American, Inc.               10,702,819
      15,034 Universal Corp.                          661,195
                                               --------------
                                                  131,958,124
                                               --------------


SHARES       DESCRIPTION                               VALUE
-------------------------------------------------------------
             TRADING COMPANIES &
               DISTRIBUTORS -- 0.1%
      32,105 TAL International Group, Inc.     $    1,398,815
                                               --------------
             TOTAL INVESTMENTS -- 99.8%           983,656,204
             (Cost $918,397,781) (a)
             NET OTHER ASSETS AND
               LIABILITIES -- 0.2%                  1,495,265
                                               --------------
             NET ASSETS -- 100.0%              $  985,151,469
                                               ==============

(a) Aggregate cost for federal income tax purposes is $923,654,789. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $89,060,058 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $29,058,643.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $ 983,656,204     $       --       $       --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2014.


Page 30               See Notes to Financial Statements

FIRST TRUST US IPO INDEX FUND (FPX)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014

SHARES       DESCRIPTION                               VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 100.1%
             AEROSPACE & DEFENSE -- 0.9%
      99,336 Exelis, Inc.                      $    1,741,360
      25,686 Huntington Ingalls Industries,
               Inc.                                 2,888,648
                                               --------------
                                                    4,630,008
                                               --------------
             AIRLINES -- 0.5%
      38,696 Spirit Airlines, Inc. (a)              2,924,644
                                               --------------
             AUTO COMPONENTS -- 2.1%
     157,492 Delphi Automotive PLC                 11,452,818
                                               --------------
             AUTOMOBILES -- 5.3%
     901,007 Fiat Chrysler Automobiles
               NV (a) (b)                          10,433,661
     512,142 General Motors Co.                    17,878,877
                                               --------------
                                                   28,312,538
                                               --------------
             BANKS -- 2.4%
      54,072 BankUnited, Inc.                       1,566,466
     290,272 Citizens Financial Group, Inc.         7,216,162
      73,442 First Republic Bank                    3,827,797
                                               --------------
                                                   12,610,425
                                               --------------
             BUILDING PRODUCTS -- 0.5%
      50,920 Allegion PLC                           2,824,023
                                               --------------
             CHEMICALS -- 0.6%
     121,848 Axalta Coating Systems Ltd. (a)        3,170,485
                                               --------------
             COMMERCIAL SERVICES &
               SUPPLIES -- 1.4%
      92,559 ADT (The) Corp. (b)                    3,353,413
      74,757 KAR Auction Services, Inc.             2,590,330
      44,776 West Corp.                             1,477,608
                                               --------------
                                                    7,421,351
                                               --------------
             COMMUNICATIONS EQUIPMENT
               -- 1.8%
      34,269 Arista Networks, Inc. (a) (b)          2,082,184
      99,832 CommScope Holding Co., Inc. (a)        2,279,165
      42,844 Palo Alto Networks, Inc. (a)           5,251,389
                                               --------------
                                                    9,612,738
                                               --------------
             CONSUMER FINANCE -- 4.9%
     255,227 Ally Financial, Inc. (a)               6,028,462
     223,110 Navient Corp.                          4,821,407
      61,082 Springleaf Holdings, Inc. (a)          2,209,336
     443,500 Synchrony Financial (a)               13,194,125
                                               --------------
                                                   26,253,330
                                               --------------
             CONTAINERS & PACKAGING -- 0.4%
      62,874 Berry Plastics Group, Inc. (a)         1,983,675
                                               --------------
             DIVERSIFIED CONSUMER SERVICES
               -- 1.0%
      35,118 Bright Horizons Family Solutions,
               Inc. (a)                             1,650,897
      75,257 Houghton Mifflin Harcourt Co. (a) 1,558,572 71,062 ServiceMaster Global Holdings,
               Inc. (a)                             1,902,330
                                               --------------
                                                    5,111,799
                                               --------------


SHARES       DESCRIPTION                               VALUE
-------------------------------------------------------------
             DIVERSIFIED FINANCIAL SERVICES
               -- 1.6%
      45,325 CBOE Holdings, Inc.               $    2,874,511
     135,083 Voya Financial, Inc.                   5,724,818
                                               --------------
                                                    8,599,329
                                               --------------
             DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 0.7%
     127,135 Zayo Group Holdings, Inc. (a) (b)      3,886,517
                                               --------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 1.2%
      91,604 CDW Corp.                              3,221,713
      88,831 Keysight Technologies, Inc. (a)        2,999,823
                                               --------------
                                                    6,221,536
                                               --------------
             FOOD & STAPLES RETAILING -- 0.1%
      27,341 Diplomat Pharmacy, Inc. (a)              748,323
                                               --------------
             FOOD PRODUCTS -- 4.7%
     315,948 Kraft Foods Group, Inc.               19,797,302
      62,379 Pinnacle Foods, Inc.                   2,201,979
      92,745 WhiteWave Foods (The) Co. (a)          3,245,147
                                               --------------
                                                   25,244,428
                                               --------------
             GAS UTILITIES -- 0.2%
      27,689 ONE Gas, Inc.                          1,141,341
                                               --------------
             HEALTH CARE PROVIDERS &
               SERVICES -- 3.8%
      97,621 Envision Healthcare Holdings,
               Inc. (a)                             3,386,472
     230,623 HCA Holdings, Inc. (a)                16,925,422
                                               --------------
                                                   20,311,894
                                               --------------
             HEALTH CARE TECHNOLOGY -- 0.8%
     177,252 IMS Health Holdings, Inc. (a)          4,544,741
                                               --------------
             HOTELS, RESTAURANTS & LEISURE
               -- 7.1%
     124,716 Aramark                                3,884,903
      55,631 Dunkin' Brands Group, Inc.             2,372,662
     523,742 Hilton Worldwide Holdings,
             Inc. (a)                              13,664,429
      69,535 La Quinta Holdings, Inc. (a)           1,533,942
      17,347 Marriott Vacations Worldwide
               Corp.                                1,293,045
     118,938 Norwegian Cruise Line Holdings
               Ltd. (a)                             5,561,541
     248,568 Restaurant Brands International,
               Inc. (a) (b)                         9,704,095
                                               --------------
                                                   38,014,617
                                               --------------
             INSURANCE -- 0.4%
      57,057 First American Financial Corp          1,934,232
                                               --------------
             INTERNET & CATALOG RETAIL -- 1.7%
     355,835 Groupon, Inc. (a)                      2,939,197
      16,998 Lands' End, Inc. (a)                     917,212
      69,142 TripAdvisor, Inc. (a)                  5,162,142
                                               --------------
                                                    9,018,551
                                               --------------


                      See Notes to Financial Statements                  Page 31

FIRST TRUST US IPO INDEX FUND (FPX)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014

SHARES       DESCRIPTION                               VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             INTERNET SOFTWARE &
               SERVICES -- 12.3%
     686,017 Facebook, Inc., Class A (a)       $   53,523,046
      42,597 GrubHub, Inc. (a)                      1,547,123
     196,845 LendingClub Corp. (a)                  4,980,179
      53,192 Twitter, Inc. (a)                      1,907,997
      32,817 Yelp, Inc. (a)                         1,796,074
      18,321 Zillow, Inc., Class A (a) (b)          1,940,011
                                               --------------
                                                   65,694,430
                                               --------------
             IT SERVICES -- 1.4%
      76,939 Booz Allen Hamilton Holding
               Corp.                                2,041,192
     141,154 Sabre Corp. (b)                        2,861,191
      77,730 Vantiv, Inc., Class A (a)              2,636,602
                                               --------------
                                                    7,538,985
                                               --------------
             LIFE SCIENCES TOOLS &
               SERVICES -- 1.2%
      69,226 Quintiles Transnational Holdings,
               Inc. (a)                             4,075,335
      31,809 PRA Health Sciences, Inc. (a)            770,414
      69,873 VWR Corp. (a)                          1,807,615
                                               --------------
                                                    6,653,364
                                               --------------
             MACHINERY -- 1.6%
      94,431 Allison Transmission Holdings, Inc.    3,201,211
      54,093 Rexnord Corp. (a)                      1,525,964
      96,744 Xylem, Inc.                            3,683,044
                                               --------------
                                                    8,410,219
                                               --------------
             MEDIA -- 1.6%
      32,248 AMC Networks, Inc., Class A (a)        2,056,455
      55,572 Liberty Media Corp., Class A (a)       1,960,025
     201,815 News Corp., Class A (a)                3,166,477
      57,994 Time, Inc.                             1,427,232
                                               --------------
                                                    8,610,189
                                               --------------
             MULTILINE RETAIL -- 0.4%
      39,676 Burlington Stores, Inc. (a)            1,875,088
                                               --------------
             OIL, GAS & CONSUMABLE
               FUELS -- 11.7%
     139,391 Antero Resources Corp. (a) (b)         5,656,487
     123,247 Cheniere Energy Partners, L.P.
               Holdings LLC                         2,776,755
     369,156 Kinder Morgan, Inc.                   15,618,990
     150,708 Marathon Petroleum Corp.              13,602,904
     102,959 Memorial Resource Development
               Corp. (a)                            1,856,351
     297,287 Phillips 66                           21,315,478
      83,130 Rice Energy, Inc. (a)                  1,743,236
                                               --------------
                                                   62,570,201
                                               --------------
             PERSONAL PRODUCTS -- 0.8%
     201,827 Coty, Inc., Class A                    4,169,746
                                               --------------
             PHARMACEUTICALS -- 13.5%
     785,265 AbbVie, Inc                           51,387,742
      65,860 Catalent, Inc. (a)                     1,836,177
      61,852 Mallinckrodt PLC (a)                   6,125,203



SHARES       DESCRIPTION                               VALUE
-------------------------------------------------------------
             PHARMACEUTICALS (CONTINUED)
      19,179 Pacira Pharmaceuticals, Inc. (a)  $    1,700,410
     266,667 Zoetis, Inc.                          11,474,681
                                               --------------
                                                   72,524,213
                                               --------------
             PROFESSIONAL SERVICES -- 1.9%
     199,853 Nielsen N.V.                           8,939,425
      37,020 TriNet Group, Inc. (a)                 1,157,985
                                               --------------
                                                   10,097,410
                                               --------------
             REAL ESTATE INVESTMENT
               TRUSTS -- 0.4%
      71,197 Outfront Media, Inc.                   1,910,928
                                               --------------
             ROAD & RAIL -- 0.4%
      75,383 Swift Transportation Co. (a)           2,158,215
                                               --------------
             SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 2.2%
     161,693 Freescale Semiconductor
               Ltd. (a) (b)                         4,079,514
     100,435 NXP Semiconductors N.V. (a)            7,673,234
                                               --------------
                                                   11,752,748
                                               --------------
             SOFTWARE -- 2.6%
      37,016 Guidewire Software, Inc. (a)           1,874,120
      77,501 ServiceNow, Inc. (a)                   5,258,443
      64,503 Splunk, Inc. (a)                       3,802,452
      36,881 Tableau Software, Inc.,
               Class A (a)                          3,126,033
                                               --------------
                                                   14,061,048
                                               --------------
             SPECIALTY RETAIL -- 1.5%
      41,311 CST Brands, Inc.                       1,801,573
     108,665 Michaels Cos., (The), Inc. (a)         2,687,285
      24,324 Murphy USA, Inc. (a)                   1,674,951
      21,052 Restoration Hardware Holdings,
               Inc. (a)                             2,021,202
                                               --------------
                                                    8,185,011
                                               --------------
             TEXTILES, APPAREL & LUXURY
               GOODS -- 1.5%
     109,282 Michael Kors Holdings Ltd. (a)         8,207,078
                                               --------------
             THRIFTS & MORTGAGE FINANCE
               -- 0.2%
      65,390 EverBank Financial Corp.               1,246,333
                                               --------------
             TRADING COMPANIES & DISTRIBUTORS
               -- 0.8%
     104,144 HD Supply Holdings, Inc. (a)           3,071,207
      56,947 NOW, Inc. (a) (b)                      1,465,246
                                               --------------
                                                    4,536,453
                                               --------------
             TOTAL COMMON STOCKS -- 100.1%        536,175,002
             (Cost $463,993,063)               --------------


Page 32                  See Notes to Financial Statements

FIRST TRUST US IPO INDEX FUND (FPX)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014

SHARES       DESCRIPTION                               VALUE
-------------------------------------------------------------
             MONEY MARKET FUNDS -- 0.3%
   1,742,450 Goldman Sachs Financial Square
               Treasury Instruments Fund -
               Institutional Class -
               0.01% (c) (d)                   $    1,742,450
             (Cost $1,742,450)                 --------------

 PRINCIPAL
   VALUE
------------

             REPURCHASE AGREEMENTS -- 3.8%
$  3,825,573 JPMorgan Chase & Co., 0.06% (c),
               dated 12/31/14, due 01/02/15,
               with a maturity value of
               $3,825,585. Collateralized by
               U.S. Treasury Notes, interest
               rates of 0.750% to 1.250%, due
               01/15/17 to 11/30/18. The value
               of the collateral including
               accrued interest is
               $3,914,410. (d)                      3,825,573
  16,622,094 RBC Capital Markets LLC,
               0.06% (c), dated 12/31/14, due
               01/02/15, with a maturity value
               of $16,622,150. Collateralized
               by U.S. Treasury Notes, interest
               rates of 0.250% to 1.750%, due
               12/31/15 to 09/30/19. The value
               of the collateral including
               accrued interest is
               $17,003,759. (d)                    16,622,094
                                               --------------
             TOTAL REPURCHASE AGREEMENTS
               --3.8%                              20,447,667
             (Cost $20,447,667)                --------------
             TOTAL INVESTMENTS -- 104.2%          558,365,119
             (Cost $486,183,180) (e)
             NET OTHER ASSETS AND
               LIABILITIES -- (4.2)%              (22,421,867)
                                               --------------
             NET ASSETS -- 100.0%              $  535,943,252
                                               ==============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $21,492,229 and the total value of the collateral held by the Fund is $22,190,117.

(c)   Interest rate shown reflects yield as of December 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $488,089,848. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $81,601,936 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,326,665.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $ 536,175,002    $         --      $       --
Money Market
   Funds                  1,742,450              --              --
Repurchase
   Agreements                    --      20,447,667              --
                      -----------------------------------------------
Total Investments     $ 537,917,452    $ 20,447,667      $       --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2014.

                      See Notes to Financial Statements                 Page 33

FIRST TRUST US IPO INDEX FUND (FPX)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014

-----------------------------

OFFSETTING ASSETS AND LIABILITIES

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:


SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                $   21,492,229
Non-cash Collateral(2)                            (21,492,229)
-------------------------------------------------------------
Net Amount                                     $           --
                                               ==============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At December 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed in the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                $   20,447,667
Non-cash Collateral(4)                            (20,447,667)
-------------------------------------------------------------
Net Amount                                     $           --
                                               ==============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At December 31, 2014, the value of collateral received from the seller exceeded the value of the repurchase agreements.


Page 34               See Notes to Financial Statements

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (FBT)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             BIOTECHNOLOGY -- 80.8%
     377,308 Alexion Pharmaceuticals,
               Inc. (a)                        $   69,813,299
   1,442,735 Alkermes PLC (a)                      84,486,562
     721,787 Alnylam Pharmaceuticals,
               Inc. (a)                            70,013,339
     465,381 Amgen, Inc                            74,130,539
     202,928 Biogen Idec, Inc. (a)                 68,883,910
     882,394 BioMarin Pharmaceutical,
               Inc. (a)                            79,768,418
     705,417 Celgene Corp. (a)                     78,907,946
   1,338,221 Cepheid, Inc. (a)                     72,451,285
     943,702 Cubist Pharmaceuticals,
               Inc. (a) (b)                        94,983,606
   2,615,338 Exact Sciences Corp. (a) (b)          71,764,875
     617,288 Gilead Sciences, Inc. (a)             58,185,567
   1,886,618 Grifols SA, ADR                       64,126,146
   1,241,508 Incyte Corp. (a)                      90,766,650
     277,185 Intercept Pharmaceuticals,
               Inc. (a) (b)                        43,240,860
   1,559,143 Isis Pharmaceuticals, Inc. (a)        96,261,489
     659,653 Medivation, Inc. (a)                  65,708,035
   1,775,189 Myriad Genetics, Inc. (a) (b)         60,462,937
   2,375,580 NPS Pharmaceuticals, Inc. (a)         84,974,497
   7,531,412 PDL BioPharma, Inc. (b)               58,067,186
     554,284 Pharmacyclics, Inc. (a)               67,766,762
     168,381 Regeneron Pharmaceuticals,
               Inc. (a)                            69,078,305
   1,794,046 Seattle Genetics, Inc. (a) (b)        57,642,698
     499,055 United Therapeutics Corp. (a)         64,622,632
     607,874 Vertex Pharmaceuticals,
               Inc. (a)                            72,215,431
                                               --------------
                                                1,718,322,974
                                               --------------
             LIFE SCIENCES TOOLS & SERVICES
               -- 15.5%
     684,694 Bio-Techne Corp.                      63,265,725
   1,013,656 Charles River Laboratories
               International, Inc. (a)             64,509,068
     377,319 Illumina, Inc. (a)                    69,645,541
   2,836,350 QIAGEN N.V. (a)                       66,540,771
   1,124,169 Quintiles Transnational Holdings,
               Inc. (a)                            66,179,829
                                               --------------
                                                  330,140,934
                                               --------------
             PHARMACEUTICALS -- 3.7%
   5,013,721 Nektar Therapeutics (a)               77,712,676
                                               --------------
             TOTAL COMMON STOCKS
               -- 100.0%                        2,126,176,584
             (Cost $1,711,868,930)             --------------

             MONEY MARKET FUNDS -- 0.7%
  15,240,579 Goldman Sachs Financial Square
               Treasury Instruments Fund -
               Institutional Class - 0.01%
               (c) (d)                             15,240,579
             (Cost $15,240,579)                --------------


 PRINCIPAL
   VALUE     DESCRIPTION                            VALUE
-------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 8.4%
$ 33,460,903 JPMorgan Chase & Co., 0.06%
               (c), dated 12/31/14, due
               01/02/15, with a maturity value
               of $33,461,015. Collateralized
               by U.S. Treasury Notes, interest
               rates of 0.750% to 1.250%, due
               01/15/17 to 11/30/18. The value
               of the collateral including
               accrued interest is
               $34,237,936. (d)                $   33,460,903
 145,387,461 RBC Capital Markets LLC,
               0.06% (c), dated 12/31/14,
               due 01/02/15, with a maturity
               value of $145,387,946.
               Collateralized by U.S. Treasury
               Notes, interest rates of
               0.250% to 1.750%, due
               12/31/15 to 09/30/19. The
               value of the collateral
               including accrued interest is
               $148,725,742. (d)                  145,387,461
                                               --------------
               TOTAL REPURCHASE AGREEMENTS
               (Cost $178,848,364)                178,848,364
                                               --------------
               TOTAL INVESTMENTS -- 109.1%      2,320,265,527
               (Cost $1,905,957,873) (e)
               NET OTHER ASSETS AND
                 LIABILITIES -- (9.1)%           (193,684,239)
                                               --------------
               NET ASSETS -- 100.0%            $2,126,581,288
                                               ==============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $186,131,568 and the total value of the collateral held by the Fund is $194,088,943.

(c)   Interest rate shown reflects yield as of December 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $1,924,793,872. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $422,833,666 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $27,362,011.

ADR   - American Depositary Receipt


                      See Notes to Financial Statements                 Page 35

FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (FBT)

DECEMBER 31, 2014

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*       $ 2,126,176,584   $         --      $       --
Money Market
   Funds                  15,240,579             --              --
Repurchase
   Agreements                     --    178,848,364              --
                     ------------------------------------------------
Total Investments    $ 2,141,417,163   $178,848,364      $       --
                     ================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2014.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:


SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                $  186,131,568
Non-cash Collateral(2)                           (186,131,568)
-------------------------------------------------------------
Net Amount                                     $           --
                                               ==============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At December 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                $  178,848,364
Non-cash Collateral(4)                           (178,848,364)
-------------------------------------------------------------
Net Amount                                     $           --
                                               ==============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At December 31, 2014, the value of collateral received from the seller exceeded the value of the repurchase agreements.


Page 36               See Notes to Financial Statements

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014

SHARES       DESCRIPTION                              VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             CAPITAL MARKETS -- 4.6%
   1,769,192 E*TRADE Financial Corp. (a)       $   42,911,752
   1,348,327 TD Ameritrade Holding Corp.           48,243,140
                                               --------------
                                                   91,154,892
                                               --------------
             COMMUNICATIONS EQUIPMENT
               -- 4.3%
   2,102,801 Juniper Networks, Inc.                46,934,518
     559,374 NETGEAR, Inc. (a)                     19,902,527
   4,729,536 Sonus Networks, Inc. (a)              18,776,258
                                               --------------
                                                   85,613,303
                                               --------------
             HEALTH CARE TECHNOLOGY -- 2.2%
   2,072,109 Allscripts Healthcare Solutions,
               Inc. (a)                            26,460,832
     652,819 Veeva Systems, Inc., Class A (a)      17,240,950
                                               --------------
                                                   43,701,782
                                               --------------
             INTERNET & CATALOG RETAIL
               -- 22.3%
     459,356 Amazon.com, Inc. (a)                 142,561,135
     524,293 Expedia, Inc.                         44,753,650
   4,078,414 Groupon, Inc. (a) (b)                 33,687,700
     197,850 Netflix, Inc. (a)                     67,587,538
      93,720 Priceline Group (The), Inc. (a)      106,860,481
     616,379 TripAdvisor, Inc. (a)                 46,018,856
                                               --------------
                                                  441,469,360
                                               --------------
             INTERNET SOFTWARE & SERVICES
               -- 57.7%
     830,636 Akamai Technologies, Inc. (a)         52,296,843
   1,047,279 Blucora, Inc. (a)                     14,504,814
     661,129 Cornerstone OnDemand, Inc. (a)        23,271,741
     542,048 Dealertrack Technologies,
               Inc. (a)                            24,018,147
     427,525 Demandware, Inc. (a)                  24,599,789
     809,895 Digital River, Inc. (a)               20,028,703
   2,955,962 EarthLink Holdings Corp.              12,976,673
   1,947,312 eBay, Inc. (a)                       109,283,150
     235,249 Equinix, Inc.                         53,338,006
   2,112,672 Facebook, Inc., Class A (a)          164,830,669
     182,850 Google, Inc., Class A (a)             97,031,181
     182,681 Google, Inc., Class C (a)             96,163,278
     570,388 IAC/InterActiveCorp                   34,673,887
     466,170 j2 Global, Inc.                       28,902,540
     323,785 LinkedIn Corp., Class A (a)           74,376,652
   1,144,247 LivePerson, Inc. (a)                  16,133,883
   1,706,348 Pandora Media, Inc. (a)               30,424,185
     825,236 Rackspace Hosting, Inc. (a)           38,629,297
   1,761,770 Twitter, Inc. (a)                     63,194,690
     652,182 United Online, Inc. (a)                9,489,248
     702,225 VeriSign, Inc. (a) (b)                40,026,825
     987,857 Web.com Group, Inc. (a)               18,759,404
   1,869,138 Yahoo!, Inc. (a)                      94,410,160
                                               --------------
                                                1,141,363,765
                                               --------------
             IT SERVICES -- 1.5%
   1,144,201 Sapient Corp. (a) (b)                 28,467,721
                                               --------------


SHARES       DESCRIPTION                               VALUE
-------------------------------------------------------------
             SOFTWARE -- 7.4%
     813,624 Ebix, Inc. (b)                    $   13,823,472
     304,546 NetSuite, Inc. (a)                    33,247,287
   1,468,104 salesforce.com, Inc. (a)              87,073,248
   2,002,558 VirnetX Holding Corp. (a) (b)         10,994,043
                                               --------------
                                                  145,138,050
                                               --------------
             TOTAL COMMON STOCKS --
               100.0%                           1,976,908,873
             (Cost $1,883,884,647)             --------------

             MONEY MARKET FUNDS -- 0.2%
   2,149,789 Goldman Sachs Financial Square
               Treasury Instruments Fund -
               Institutional Class - 0.01%
               (c) (d)                              2,149,789
   1,395,155 Morgan Stanley Institutional
               Liquidity Fund - Treasury
               Portfolio - Institutional Class
               - 0.03% (c)                          1,395,155
                                               --------------
             TOTAL MONEY MARKET FUNDS
               -- 0.2%                              3,544,944
             (Cost $3,544,944)                 --------------


 PRINCIPAL
   VALUE
------------
             REPURCHASE AGREEMENTS -- 1.3%
$  4,719,892 JPMorgan Chase & Co., 0.06%
               (c), dated 12/31/14, due
               01/02/15, with a maturity value
               of $4,719,908. Collateralized by
               U.S. Treasury Notes, interest
               rates of 0.750% to 1.250%, due
               01/15/17 to 11/30/18. The value
               of the collateral including
               accrued interest is
               $4,829,498. (d)                      4,719,892
  20,507,907 RBC Capital Markets LLC,
               0.06% (c), dated 12/31/14,
               due 01/02/15, with a maturity
               value of $20,507,976.
               Collateralized by U.S. Treasury
               Notes, interest rates of
               0.250% to 1.750%, due
               12/31/15 to 09/30/19. The value
               of the collateral including
               accrued interest is
               $21,004,258. (d)                    20,507,907
                                               --------------
             TOTAL REPURCHASE AGREEMENTS
             (Cost $25,227,799)                    25,227,799
                                               --------------
             TOTAL INVESTMENTS -- 101.5%        2,005,681,616
             (Cost $1,912,657,390) (e)
             NET OTHER ASSETS AND
               LIABILITIES -- (1.5)%              (28,888,738)
                                               --------------
             NET ASSETS -- 100.0%              $1,976,792,878
                                               ==============


                      See Notes to Financial Statements                 Page 37

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $26,760,969 and the total value of the collateral held by the Fund is $27,377,588.

(c)   Interest rate shown reflects yield as of December 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $1,949,722,333. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $162,220,772 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $106,261,489.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*       $ 1,976,908,873   $         --      $       --
Money Market
  Funds                    3,544,944             --              --
Repurchase
  Agreements                      --     25,227,799              --
                     ------------------------------------------------
Total Investment     $ 1,980,453,817   $ 25,227,799      $       --
                     ================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2014.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:


SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                $   26,760,969
Non-cash Collateral(2)                            (26,760,969)
-------------------------------------------------------------
Net Amount                                     $           --
                                               ==============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At December 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                $   25,227,799
Non-cash Collateral(4)                            (25,227,799)
-------------------------------------------------------------
Net Amount                                     $           --
                                               ==============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At December 31, 2014, the value of collateral received from the seller exceeded the value of the repurchase agreements.


Page 38               See Notes to Financial Statements

FIRST TRUST CAPITAL STRENGTH ETF (FTCS)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014

SHARES       DESCRIPTION                              VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AEROSPACE & DEFENSE -- 10.2%
      12,716 General Dynamics Corp.            $    1,749,976
      17,066 Honeywell International, Inc.          1,705,235
       8,721 Lockheed Martin Corp.                  1,679,403
      12,351 Northrop Grumman Corp.                 1,820,414
      15,138 United Technologies Corp.              1,740,870
                                               --------------
                                                    8,695,898
                                               --------------
             AIR FREIGHT & LOGISTICS -- 2.1%
      15,803 United Parcel Service, Inc.,
               Class B                              1,756,820
                                               --------------
             BEVERAGES -- 3.6%
      35,844 Coca-Cola (The) Co.                    1,513,333
      16,796 PepsiCo, Inc.                          1,588,230
                                               --------------
                                                    3,101,563
                                               --------------
             CAPITAL MARKETS -- 2.0%
      20,120 T. Rowe Price Group, Inc.              1,727,503
                                               --------------
             CHEMICALS -- 6.1%
      22,947 E.I. du Pont de Nemours & Co.          1,696,701
      13,812 Monsanto Co.                           1,650,120
       8,208 PPG Industries, Inc.                   1,897,279
                                               --------------
                                                    5,244,100
                                               --------------
             COMMERCIAL SERVICES &
               SUPPLIES -- 2.0%
      38,243 Tyco International PLC                 1,677,338
                                               --------------
             COMMUNICATIONS EQUIPMENT
               -- 2.0%
      25,283 Motorola Solutions, Inc.               1,695,984
                                               --------------
             DIVERSIFIED FINANCIAL SERVICES
               -- 2.0%
      19,321 McGraw Hill Financial, Inc.            1,719,183
                                               --------------
             ELECTRICAL EQUIPMENT -- 1.8%
      25,106 Emerson Electric Co.                   1,549,793
                                               --------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 2.0%
      32,000 Amphenol Corp., Class A                1,721,920
                                               --------------
             FOOD & STAPLES RETAILING
               -- 4.1%
      12,330 Costco Wholesale Corp.                 1,747,777
      20,742 Wal-Mart Stores, Inc.                  1,781,323
                                               --------------
                                                    3,529,100
                                               --------------
             HEALTH CARE EQUIPMENT
               & SUPPLIES -- 8.2%
      22,858 Baxter International, Inc.             1,675,263
      12,626 Becton, Dickinson and Co.              1,757,034
      10,580 C. R. Bard, Inc.                       1,762,839
      24,794 Medtronic, Inc.                        1,790,127
                                               --------------
                                                    6,985,263
                                               --------------
             HOTELS, RESTAURANTS & LEISURE
               -- 1.9%
      16,882 McDonald's Corp.                       1,581,843
                                               --------------


SHARES       DESCRIPTION                               VALUE
-------------------------------------------------------------
             HOUSEHOLD PRODUCTS -- 5.9%
      24,117 Colgate-Palmolive Co.             $    1,668,655
      15,092 Kimberly-Clark Corp.                   1,743,730
      18,458 Procter & Gamble (The) Co.             1,681,339
                                               --------------
                                                    5,093,724
                                               --------------
             INDUSTRIAL CONGLOMERATES
               -- 2.1%
      11,186 3M Co.                                 1,838,084
                                               --------------
             INSURANCE -- 7.8%
      26,960 Aflac, Inc.                            1,646,986
       9,600 Everest Re Group, Ltd.                 1,634,880
      30,357 Marsh & McLennan Cos., Inc.            1,737,635
      62,075 Progressive (The) Corp.                1,675,404
                                               --------------
                                                    6,694,905
                                               --------------
             IT SERVICES -- 5.7%
      20,060 Accenture PLC, Class A                 1,791,559
      21,147 Automatic Data Processing, Inc.        1,763,025
       8,443 International Business Machines
               Corp.                                1,354,595
                                               --------------
                                                    4,909,179
                                               --------------
             MACHINERY -- 2.0%
      18,431 Illinois Tool Works, Inc.              1,745,416
                                               --------------
             MEDIA -- 4.1%
      22,902 Omnicom Group, Inc.                    1,774,218
      18,334 Walt Disney (The) Co.                  1,726,879
                                               --------------
                                                    3,501,097
                                               --------------
             OIL, GAS & CONSUMABLE FUELS
               -- 1.8%
      16,851 Exxon Mobil Corp.                      1,557,875
                                               --------------
             PERSONAL PRODUCTS -- 1.9%
      21,294 Estee Lauder (The) Cos., Inc.,
               Class A                              1,622,603
                                               --------------
             PHARMACEUTICALS -- 3.9%
      24,560 Eli Lilly & Co.                        1,694,394
      15,572 Johnson & Johnson                      1,628,364
                                               --------------
                                                    3,322,758
                                               --------------
             ROAD & RAIL -- 3.9%
      14,426 Norfolk Southern Corp.                 1,581,234
      14,445 Union Pacific Corp.                    1,720,833
                                               --------------
                                                    3,302,067
                                               --------------
             SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 4.5%
      27,932 KLA-Tencor Corp.                       1,964,178
      35,195 Texas Instruments, Inc.                1,881,701
                                               --------------
                                                    3,845,879
                                               --------------
             SOFTWARE -- 2.0%
      18,968 Intuit, Inc.                           1,748,660
                                               --------------
             SPECIALTY RETAIL -- 2.4%
      29,270 Lowe's Cos., Inc.                      2,013,776
                                               --------------


                      See Notes to Financial Statements                 Page 39

FIRST TRUST CAPITAL STRENGTH ETF (FTCS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014

SHARES       DESCRIPTION                               VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             TEXTILES, APPAREL & LUXURY
               GOODS -- 2.1%
       9,837 Ralph Lauren Corp.                $    1,821,419
                                               --------------
             TOBACCO -- 1.9%
      33,661 Altria Group, Inc.                     1,658,478
                                               --------------
             TOTAL INVESTMENTS -- 100.0%           85,662,228
             (Cost $74,738,935) (a)
             NET OTHER ASSETS AND
               LIABILITIES -- 0.0%                     23,712
                                               --------------
             NET ASSETS -- 100.0%              $   85,685,940
                                               ==============


(a) Aggregate cost for federal income tax purposes is $74,957,826. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,174,607 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $470,205.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $  85,662,228     $       --       $       --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2014.


Page 40               See Notes to Financial Statements

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (FVI)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014

SHARES       DESCRIPTION                               VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.7%
             AEROSPACE & DEFENSE -- 0.3%
         600 AAR Corp.                         $       16,668
                                               --------------
             AIR FREIGHT & LOGISTICS -- 0.9%
         351 C.H. Robinson Worldwide, Inc.             26,286
         325 Park-Ohio Holdings Corp.                  20,485
                                               --------------
                                                       46,771
                                               --------------
             AIRLINES -- 3.2%
         139 Allegiant Travel Co.                      20,896
         197 Copa Holdings S.A., Class A               20,417
       2,144 JetBlue Airways Corp. (a)                 34,004
       2,197 Southwest Airlines Co.                    92,977
                                               --------------
                                                      168,294
                                               --------------
             AUTO COMPONENTS -- 0.6%
         771 American Axle & Manufacturing
               Holdings, Inc. (a)                      17,417
       1,021 Federal-Mogul Holdings Corp. (a)          16,428
                                               --------------
                                                       33,845
                                               --------------
             AUTOMOBILES -- 1.0%
       1,849 Honda Motor Co., Ltd., ADR                54,582
                                               --------------
             BANKS -- 0.5%
         820 Popular, Inc. (a)                         27,921
                                               --------------
             BEVERAGES -- 1.2%
         875 Molson Coors Brewing Co.,
               Class B                                 65,205
                                               --------------
             BIOTECHNOLOGY -- 2.8%
         198 Biogen Idec, Inc. (a)                     67,211
         677 Gilead Sciences, Inc. (a)                 63,814
       1,775 PDL BioPharma, Inc.                       13,685
                                               --------------
                                                      144,710
                                               --------------
             BUILDING PRODUCTS -- 0.5%
         718 Owens Corning                             25,711
                                               --------------
             CAPITAL MARKETS -- 2.5%
       1,944 Apollo Investment Corp. (b)               14,425
         365 Goldman Sachs Group (The), Inc.           70,748
         314 Piper Jaffray Cos. (a)                    18,240
         702 SEI Investments Co.                       28,108
                                               --------------
                                                      131,521
                                               --------------
             CHEMICALS -- 2.5%
         425 Celanese Corp., Series A                  25,483
         415 Innospec, Inc.                            17,720
         581 LyondellBasell Industries N.V.,
               Class A                                 46,126
         717 Westlake Chemical Corp.                   43,802
                                               --------------
                                                      133,131
                                               --------------
             COMMERCIAL SERVICES & SUPPLIES
               -- 2.2%
         428 Cintas Corp.                              33,572
       1,635 Republic Services, Inc.                   65,809
         412 United Stationers, Inc.                   17,370
                                               --------------
                                                      116,751
                                               --------------


SHARES       DESCRIPTION                               VALUE
-------------------------------------------------------------
             COMMUNICATIONS EQUIPMENT -- 1.0%
       2,715 Brocade Communications
               Systems, Inc.                   $       32,146
         339 EchoStar Corp., Class A (a)               17,797
                                               --------------
                                                       49,943
                                               --------------
             CONSTRUCTION & ENGINEERING
                -- 0.6%
         721 AECOM (a)                                 21,897
         587 Aegion Corp. (a)                          10,924
                                               --------------
                                                       32,821
                                               --------------
             CONTAINERS & PACKAGING
                -- 0.6%
         379 Packaging Corp. of America                29,581
                                               --------------
             DIVERSIFIED CONSUMER
               SERVICES -- 0.4%
       1,142 Regis Corp. (a)                           19,140
                                               --------------
             DIVERSIFIED FINANCIAL
               SERVICES -- 1.9%
         466 Berkshire Hathaway, Inc.,
               Class B (a)                             69,970
         600 NASDAQ OMX Group (The), Inc.              28,776
                                               --------------
                                                       98,746
                                               --------------
             ELECTRIC UTILITIES -- 1.3%
         673 Empire District Electric
               (The) Co.                               20,015
         493 Hawaiian Electric Industries,
               Inc.                                    16,506
         721 Pepco Holdings, Inc.                      19,416
         274 UIL Holdings Corp.                        11,930
                                               --------------
                                                       67,867
                                               --------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 1.6%
         689 Benchmark Electronics, Inc. (a)           17,528
       2,359 Flextronics International Ltd. (a)        26,374
         904 Ingram Micro, Inc., Class A (a)           24,987
       1,122 Vishay Intertechnology, Inc.              15,876
                                               --------------
                                                       84,765
                                               --------------
             ENERGY EQUIPMENT & SERVICES
               -- 2.2%
         906 Halliburton Co.                           35,633
         576 Schlumberger Ltd.                         49,196
       1,590 Transocean Ltd.                           29,145
                                               --------------
                                                      113,974
                                               --------------
             FOOD & STAPLES RETAILING
               -- 1.6%
       1,269 Kroger (The) Co.                          81,482
                                               --------------
             FOOD PRODUCTS -- 2.5%
       1,263 Archer-Daniels-Midland Co.                65,676
         441 Cal-Maine Foods, Inc.                     17,212
         533 Fresh Del Monte Produce, Inc.             17,882
         132 Lancaster Colony Corp.                    12,360
         182 Sanderson Farms, Inc.                     15,293
                                               --------------
                                                      128,423
                                               --------------


                      See Notes to Financial Statements                 Page 41

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (FVI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014

SHARES       DESCRIPTION                              VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             GAS UTILITIES -- 0.7%
         347 Laclede Group (The), Inc.         $       18,461
         326 New Jersey Resources Corp.                19,951
                                               --------------
                                                       38,412
                                               --------------
             HEALTH CARE EQUIPMENT &
               SUPPLIES -- 1.3%
         422 C. R. Bard, Inc.                          70,314
                                               --------------
             HEALTH CARE PROVIDERS &
               SERVICES -- 3.1%
         660 Cigna Corp.                               67,921
         201 Laboratory Corp. of America
               Holdings (a)                            21,688
         412 Quest Diagnostics, Inc.                   27,629
         408 Tenet Healthcare Corp. (a)                20,673
         235 Universal Health Services, Inc.,
               Class B                                 26,146
                                               --------------
                                                      164,057
                                               --------------
             HOTELS, RESTAURANTS &
               LEISURE -- 2.4%
         143 Cracker Barrel Old Country Store,
               Inc.                                    20,129
       1,035 Royal Caribbean Cruises Ltd.              85,315
         560 Texas Roadhouse, Inc.                     18,905
                                               --------------
                                                      124,349
                                               --------------
             INSURANCE -- 11.7%
         626 ACE Ltd.                                  71,915
          60 Alleghany Corp. (a)                       27,810
         386 Aspen Insurance Holdings Ltd.             16,895
         297 Endurance Specialty Holdings Ltd.         17,772
         157 Everest Re Group, Ltd.                    26,737
         509 Greenlight Capital Re, Ltd.,
               Class A (a)                             16,619
         408 Hanover Insurance Group
               (The), Inc.                             29,098
       1,146 Lincoln National Corp.                    66,090
         495 Mercury General Corp.                     28,052
       1,246 Principal Financial Group, Inc.           64,717
         722 Prudential Financial, Inc.                65,312
         306 Reinsurance Group of America, Inc.        26,812
         256 RenaissanceRe Holdings Ltd.               24,888
         694 Travelers (The) Cos., Inc.                73,460
         557 W. R. Berkley Corp.                       28,552
         783 XL Group PLC                              26,912
                                               --------------
                                                      611,641
                                               --------------
             INTERNET & CATALOG RETAIL -- 0.9%
         139 Netflix, Inc. (a)                         47,484
                                               --------------
             INTERNET SOFTWARE & SERVICES
               -- 1.1%
         111 Google, Inc., Class C (a)                 58,430
                                               --------------
             IT SERVICES -- 3.9%
         279 DST Systems, Inc.                         26,268
       2,152 Infosys Ltd., ADR                         67,702
         336 International Business Machines
               Corp.                                   53,908
         590 NeuStar, Inc., Class A (a)                16,402



SHARES       DESCRIPTION                               VALUE
-------------------------------------------------------------
             IT SERVICES (CONTINUED)
         584 TeleTech Holdings, Inc. (a)       $       13,829
         590 Teradata Corp. (a)                        25,771
                                               --------------
                                                      203,880
                                               --------------
             LEISURE PRODUCTS -- 0.2%
         330 Sturm, Ruger & Co., Inc.                  11,428
                                               --------------
             MACHINERY -- 1.1%
         227 American Railcar Industries, Inc.         11,691
         535 ITT Corp.                                 21,646
         820 Trinity Industries, Inc.                  22,968
                                               --------------
                                                       56,305
                                               --------------
             MEDIA -- 1.1%
         321 Scripps Networks Interactive,
               Inc., Class A                           24,162
         520 Sinclair Broadcast Group, Inc.,
               Class A                                 14,227
         234 Time Warner, Inc.                         19,988
                                               --------------
                                                       58,377
                                               --------------
             METALS & MINING -- 0.8%
         923 Cliffs Natural Resources, Inc.             6,590
       1,725 Silver Wheaton Corp.                      35,069
                                               --------------
                                                       41,659
                                               --------------
             MULTILINE RETAIL -- 3.4%
       1,142 Dollar Tree, Inc. (a)                     80,374
         327 Family Dollar Stores, Inc.                25,902
       1,047 Macy's, Inc.                              68,840
                                               --------------
                                                      175,116
                                               --------------
             MULTI-UTILITIES -- 0.8%
         502 Ameren Corp.                              23,157
         451 Avista Corp.                              15,943
                                               --------------
                                                       39,100
                                               --------------
             OIL, GAS & CONSUMABLE FUELS
               -- 7.5%
       4,184 Alpha Natural Resources, Inc. (a)          6,987
       1,154 Canadian Natural Resources Ltd.           35,635
         779 ConocoPhillips                            53,798
         848 Devon Energy Corp.                        51,906
         581 EOG Resources, Inc.                       53,493
       1,609 Marathon Oil Corp.                        45,519
         426 Murphy Oil Corp.                          21,522
         624 Newfield Exploration Co. (a)              16,923
         525 Oasis Petroleum, Inc. (a)                  8,683
         657 Occidental Petroleum Corp.                52,961
       3,823 Petroleo Brasileiro S.A., ADR             27,908
         733 QEP Resources, Inc.                       14,821
                                               --------------
                                                      390,156
                                               --------------
             PAPER & FOREST PRODUCTS -- 0.7%
         308 Neenah Paper, Inc.                        18,563
         483 Schweitzer-Mauduit International,
               Inc.                                    20,431
                                               --------------
                                                       38,994
                                               --------------


Page 42               See Notes to Financial Statements

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (FVI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014

SHARES       DESCRIPTION                               VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             PERSONAL PRODUCTS -- 1.2%
         833 Estee Lauder (The) Cos., Inc.,
               Class A                         $       63,475
                                               --------------
             PROFESSIONAL SERVICES -- 0.7%
         595 Robert Half International, Inc.           34,736
                                               --------------
             REAL ESTATE INVESTMENT TRUSTS
               -- 0.6%
         477 Digital Realty Trust, Inc.                31,625
                                               --------------
             REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 1.3%
       1,348 Brookfield Asset Management,
               Inc., Class A                           67,575
                                               --------------
             ROAD & RAIL -- 0.9%
         399 Avis Budget Group, Inc. (a)               26,466
         737 Heartland Express, Inc.                   19,906
                                               --------------
                                                       46,372
                                               --------------
             SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 3.1%
       2,047 Micron Technology, Inc. (a)               71,666
         698 OmniVision Technologies, Inc. (a)         18,148
       3,138 Taiwan Semiconductor
               Manufacturing Co., Ltd., ADR            70,228
                                               --------------
                                                      160,042
                                               --------------
             SOFTWARE -- 1.9%
         206 FactSet Research Systems, Inc.            28,995
       1,456 Microsoft Corp.                           67,631
                                               --------------
                                                       96,626
                                               --------------
             SPECIALTY RETAIL -- 6.4%
         466 ANN, Inc. (a)                             16,999
       1,005 Bed Bath & Beyond, Inc. (a)               76,551
       1,177 Express, Inc. (a)                         17,290
         506 Foot Locker, Inc.                         28,427
       1,488 Gap (The), Inc.                           62,660
         282 Outerwall, Inc. (a)                       21,212
         367 PetSmart, Inc.                            29,835
       1,337 Pier 1 Imports, Inc.                      20,590
       2,206 Staples, Inc.                             39,973
         554 Zumiez, Inc. (a)                          21,401
                                               --------------
                                                      334,938
                                               --------------
             TECHNOLOGY HARDWARE, STORAGE &
               PERIPHERALS -- 5.7%
         655 Apple, Inc.                               72,299
       1,902 CANON, Inc., ADR                          60,218
       1,787 Hewlett-Packard Co.                       71,712
         501 Lexmark International, Inc.,
               Class A                                 20,676
       1,774 NetApp, Inc.                              73,532
                                               --------------
                                                      298,437
                                               --------------
             TEXTILES, APPAREL & LUXURY
               GOODS -- 1.8%
         694 NIKE, Inc., Class B                       66,728
         155 Ralph Lauren Corp.                        28,700
                                               --------------
                                                       95,428
                                               --------------


SHARES       DESCRIPTION                               VALUE
-------------------------------------------------------------
             THRIFTS & MORTGAGE FINANCE
               -- 0.9%
       1,392 Capitol Federal Financial, Inc.   $       17,790
       1,872 People's United Financial, Inc.           28,417
                                               --------------
                                                       46,207
                                               --------------
             TOBACCO -- 0.3%
         320 Universal Corp.                           14,074
                                               --------------
             TRADING COMPANIES &
               DISTRIBUTORS -- 0.5%
         230 United Rentals, Inc. (a)                  23,462
                                               --------------
             WATER UTILITIES -- 0.3%
         465 American States Water Co.                 17,512
                                               --------------
             WIRELESS TELECOMMUNICATION
               SERVICES -- 1.5%
       2,681 America Movil SAB de C.V.,
               Class L, ADR                            59,464
         461 United States Cellular Corp. (a)          18,362
                                               --------------
                                                       77,826
                                               --------------
             TOTAL INVESTMENTS -- 99.7%             5,209,889
             (Cost $5,018,345) (c)
             NET OTHER ASSETS AND
               LIABILITIES -- 0.3%                     15,206
                                               --------------
             NET ASSETS -- 100.0%              $    5,225,095
                                               ==============


(a)   Non-income producing security.

(b)   Business Development Company.

(c) Aggregate cost for federal income tax purposes is $5,023,242. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $516,893 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $330,246.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $ 5,209,889       $       --       $       --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2014.


                      See Notes to Financial Statements                 Page 43

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014

SHARES       DESCRIPTION                               VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             AEROSPACE & DEFENSE -- 2.7%
      46,103 Boeing (The) Co.                  $    5,992,468
      58,408 Honeywell International, Inc.          5,836,127
      30,089 Lockheed Martin Corp.                  5,794,239
      53,790 Raytheon Co.                           5,818,464
      50,464 United Technologies Corp.              5,803,360
                                               --------------
                                                   29,244,658
                                               --------------
             AIR FREIGHT & LOGISTICS -- 1.1%
      76,959 C.H. Robinson Worldwide, Inc.          5,763,460
      52,778 United Parcel Service, Inc.,
               Class B                              5,867,330
                                               --------------
                                                   11,630,790
                                               --------------
             AUTOMOBILES -- 0.5%
     195,740 Honda Motor Co., Ltd., ADR             5,778,245
                                               --------------
             BANKS -- 3.8%
      85,127 Bank of Montreal                       6,021,033
     105,088 Bank of Nova Scotia                    5,998,423
      97,354 BOK Financial Corp.                    5,845,134
      68,340 Canadian Imperial Bank of
               Commerce                             5,873,823
      84,205 Cullen/Frost Bankers, Inc.             5,948,241
      86,626 Royal Bank of Canada                   5,983,258
     126,472 Toronto-Dominion (The) Bank            6,042,832
                                               --------------
                                                   41,712,744
                                               --------------
             BEVERAGES -- 2.7%
      51,617 Anheuser-Busch InBev N.V., ADR         5,797,621
     139,585 Coca-Cola (The) Co.                    5,893,279
      51,028 Diageo PLC, ADR                        5,821,784
      81,244 Dr Pepper Snapple Group, Inc.          5,823,570
      61,182 PepsiCo, Inc.                          5,785,370
                                               --------------
                                                   29,121,624
                                               --------------
             CHEMICALS -- 1.6%
      39,986 Air Products & Chemicals, Inc.         5,767,181
      79,730 E.I. du Pont de Nemours & Co.          5,895,236
      45,009 Praxair, Inc.                          5,831,366
                                               --------------
                                                   17,493,783
                                               --------------
             COMMERCIAL SERVICES &
               SUPPLIES -- 1.6%
     188,739 Healthcare Services Group, Inc.        5,837,697
     145,925 Republic Services, Inc.                5,873,481
     115,636 Waste Management, Inc.                 5,934,440
                                               --------------
                                                   17,645,618
                                               --------------
             COMMUNICATIONS EQUIPMENT
               -- 2.1%
     209,472 Cisco Systems, Inc.                    5,826,464
      80,219 Harris Corp.                           5,761,328
      88,850 Motorola Solutions, Inc.               5,960,058
      79,284 QUALCOMM, Inc.                         5,893,180
                                               --------------
                                                   23,441,030
                                               --------------
             CONTAINERS & PACKAGING -- 1.1%
     130,090 Bemis Co., Inc.                        5,881,369
     133,290 Sonoco Products Co.                    5,824,773
                                               --------------
                                                   11,706,142
                                               --------------


SHARES       DESCRIPTION                               VALUE
-------------------------------------------------------------
             DISTRIBUTORS -- 0.5%
      55,530 Genuine Parts Co.                 $    5,917,832
                                               --------------
             DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.6%
     174,630 AT&T, Inc.                             5,865,822
     163,792 TELUS Corp.                            5,903,063
     124,424 Verizon Communications, Inc.           5,820,555
                                               --------------
                                                   17,589,440
                                               --------------
             ELECTRIC UTILITIES -- 10.9%
     107,052 ALLETE, Inc.                           5,902,847
      98,277 American Electric Power Co., Inc.      5,967,379
     107,537 Cleco Corp.                            5,865,068
      70,699 Duke Energy Corp.                      5,906,194
      90,607 Edison International                   5,932,946
     150,260 El Paso Electric Co.                   6,019,416
     202,303 Empire District Electric (The) Co. 6,016,491 178,644 Hawaiian Electric Industries,
               Inc.                                 5,981,001
      90,003 IDACORP, Inc.                          5,957,299
     133,380 MGE Energy, Inc.                       6,083,462
      55,800 NextEra Energy, Inc.                   5,930,982
     111,406 Northeast Utilities                    5,962,449
     168,942 OGE Energy Corp.                       5,994,062
      86,942 Pinnacle West Capital Corp.            5,939,008
     153,501 Portland General Electric Co.          5,806,943
     164,113 PPL Corp.                              5,962,225
     119,761 Southern (The) Co.                     5,881,463
     136,144 UIL Holdings Corp.                     5,927,710
     145,348 Westar Energy, Inc.                    5,994,152
     165,817 Xcel Energy, Inc.                      5,956,147
                                               --------------
                                                  118,987,244
                                               --------------
             ELECTRICAL EQUIPMENT -- 1.6%
      85,586 Eaton Corp. PLC                        5,816,425
      94,432 Emerson Electric Co.                   5,829,287
      54,681 Hubbell, Inc., Class B                 5,841,571
                                               --------------
                                                   17,487,283
                                               --------------
             FOOD & STAPLES RETAILING -- 1.6%
     144,495 Sysco Corp.                            5,735,007
      68,435 Wal-Mart Stores, Inc.                  5,877,198
     125,109 Weis Markets, Inc.                     5,982,712
                                               --------------
                                                   17,594,917
                                               --------------
             FOOD PRODUCTS -- 4.8%
     132,838 Campbell Soup Co.                      5,844,872
     160,374 ConAgra Foods, Inc.                    5,818,369
     108,702 General Mills, Inc.                    5,797,078
      56,291 Hershey (The) Co.                      5,850,323
      57,306 JM Smucker (The) Co.                   5,786,760
      88,427 Kellogg Co.                            5,786,663
      91,920 Kraft Foods Group, Inc.                5,759,707
      77,206 McCormick & Co., Inc.                  5,736,406
     142,648 Unilever PLC, ADR                      5,774,391
                                               --------------
                                                   52,154,569
                                               --------------
             GAS UTILITIES -- 5.6%
     112,598 AGL Resources, Inc.                    6,137,717
     108,345 Atmos Energy Corp.                     6,039,150
     113,484 Laclede Group (The), Inc.              6,037,349
     100,599 New Jersey Resources Corp.             6,156,659


Page 44               See Notes to Financial Statements

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014

SHARES       DESCRIPTION                               VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             GAS UTILITIES (CONTINUED)
     119,882 Northwest Natural Gas Co.         $    5,982,112
     153,224 Piedmont Natural Gas Co., Inc.         6,038,558
     236,453 Questar Corp.                          5,977,532
     102,522 South Jersey Industries, Inc.          6,041,621
     157,090 UGI Corp.                              5,966,278
     111,957 WGL Holdings, Inc.                     6,115,091
                                               --------------
                                                   60,492,067
                                               --------------
             HEALTH CARE EQUIPMENT &
               SUPPLIES -- 1.1%
     127,481 Abbott Laboratories                    5,739,195
      79,136 Baxter International, Inc.             5,799,877
                                               --------------
                                                   11,539,072
                                               --------------
             HEALTH CARE PROVIDERS & SERVICES
               -- 1.1%
     168,416 Owens & Minor, Inc.                    5,913,086
      87,523 Quest Diagnostics, Inc.                5,869,292
                                               --------------
                                                   11,782,378
                                               --------------
             HOTELS, RESTAURANTS & LEISURE
               -- 1.1%
      62,962 McDonald's Corp.                       5,899,540
      81,578 Yum! Brands, Inc.                      5,942,957
                                               --------------
                                                   11,842,497
                                               --------------
             HOUSEHOLD DURABLES -- 0.6%
     142,206 Leggett & Platt, Inc.                  6,059,398
                                               --------------
             HOUSEHOLD PRODUCTS -- 2.1%
      56,688 Clorox (The) Co.                       5,907,457
      84,134 Colgate-Palmolive Co.                  5,821,231
      50,762 Kimberly-Clark Corp.                   5,865,041
      63,839 Procter & Gamble (The) Co.             5,815,095
                                               --------------
                                                   23,408,824
                                               --------------
             INDUSTRIAL CONGLOMERATES -- 0.5%
      35,339 3M Co.                                 5,806,904
                                               --------------
             INSURANCE -- 7.1%
      51,252 ACE Ltd.                               5,887,830
     124,215 Arthur J. Gallagher & Co.              5,848,042
     115,143 Axis Capital Holdings Ltd.             5,882,656
     113,701 Cincinnati Financial Corp.             5,893,123
     100,514 Endurance Specialty Holdings Ltd.      6,014,758
      66,033 Erie Indemnity Co., Class A            5,993,815
      34,648 Everest Re Group, Ltd.                 5,900,554
      84,039 Hanover Insurance Group (The),
               Inc.                                 5,993,661
     109,999 HCC Insurance Holdings, Inc.           5,887,147
     107,071 Mercury General Corp.                  6,067,714
      51,988 PartnerRe Ltd.                         5,933,390
      55,607 Travelers (The) Cos., Inc.             5,886,001
     131,273 Willis Group Holdings PLC              5,882,343
                                               --------------
                                                   77,071,034
                                               --------------
             IT SERVICES -- 2.1%
      64,832 Accenture PLC, Class A                 5,790,146
      68,975 Automatic Data Processing, Inc.        5,750,446



SHARES       DESCRIPTION                              VALUE
-------------------------------------------------------------
             IT SERVICES (CONTINUED)
      36,618 International Business Machines
               Corp.                           $    5,874,992
     125,691 Paychex, Inc.                          5,803,153
                                               --------------
                                                   23,218,737
                                               --------------
             LEISURE PRODUCTS -- 1.1%
     108,808 Hasbro, Inc.                           5,983,352
     199,981 Mattel, Inc.                           6,188,412
                                               --------------
                                                   12,171,764
                                               --------------
             MACHINERY -- 2.7%
      64,031 Caterpillar, Inc.                      5,860,757
      65,509 Deere & Co.                            5,795,581
      80,090 Dover Corp.                            5,744,055
      61,088 Illinois Tool Works, Inc.              5,785,034
      60,895 Stanley Black & Decker, Inc.           5,850,792
                                               --------------
                                                   29,036,219
                                               --------------
             MEDIA -- 1.6%
      76,770 Omnicom Group, Inc.                    5,947,372
     222,395 Shaw Communications, Inc.,
               Class B                              6,002,441
     146,247 Thomson Reuters Corp.                  5,899,604
                                               --------------
                                                   17,849,417
                                               --------------
             MULTILINE RETAIL -- 1.1%
      97,594 Kohl's Corp.                           5,957,138
      79,347 Target Corp.                           6,023,231
                                               --------------
                                                   11,980,369
                                               --------------
             MULTI-UTILITIES -- 8.8%
      89,429 Alliant Energy Corp.                   5,939,874
     130,175 Ameren Corp.                           6,004,973
     169,134 Avista Corp.                           5,978,887
     254,029 CenterPoint Energy, Inc.               5,951,899
     169,913 CMS Energy Corp.                       5,904,477
      89,645 Consolidated Edison, Inc.              5,917,466
      77,264 Dominion Resources, Inc.               5,941,602
      68,553 DTE Energy Co.                         5,920,923
      76,573 Integrys Energy Group, Inc.            5,961,208
     257,126 MDU Resources Group, Inc.              6,042,461
     140,947 Public Service Enterprise Group,
               Inc.                                 5,836,615
      98,887 SCANA Corp.                            5,972,775
      53,452 Sempra Energy                          5,952,415
     296,453 TECO Energy, Inc.                      6,074,322
     132,630 Vectren Corp.                          6,131,485
     113,048 Wisconsin Energy Corp.                 5,962,151
                                               --------------
                                                   95,493,533
                                               --------------
             OIL, GAS & CONSUMABLE FUELS
               -- 4.9%
      52,763 Chevron Corp.                          5,918,953
      85,029 ConocoPhillips                         5,872,103
     118,226 Enbridge, Inc.                         6,077,999
      63,337 Exxon Mobil Corp.                      5,855,506
     142,272 Kinder Morgan, Inc.                    6,019,528
      73,169 Occidental Petroleum Corp.             5,898,153
      83,589 Royal Dutch Shell PLC, Class B,
               ADR                                  5,814,451


                      See Notes to Financial Statements                 Page 45

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014

SHARES       DESCRIPTION                               VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             OIL, GAS & CONSUMABLE FUELS
               (CONTINUED)
     112,598 Total S.A., ADR                   $    5,765,017
     124,166 TransCanada Corp.                      6,096,551
                                               --------------
                                                   53,318,261
                                               --------------
             PHARMACEUTICALS -- 5.3%
      88,269 AbbVie, Inc.                           5,776,323
      82,000 AstraZeneca PLC, ADR                   5,771,160
      96,810 Bristol-Myers Squibb Co.               5,714,694
      82,770 Eli Lilly & Co.                        5,710,302
     136,081 GlaxoSmithKline PLC, ADR               5,816,102
      55,379 Johnson & Johnson                      5,790,982
     100,260 Merck & Co., Inc.                      5,693,766
      62,030 Novartis AG, ADR                       5,747,700
     184,211 Pfizer, Inc.                           5,738,173
     128,616 Sanofi, ADR                            5,866,176
                                               --------------
                                                   57,625,378
                                               --------------
             PROFESSIONAL SERVICES -- 0.5%
     132,512 Nielsen N.V.                           5,927,262
                                               --------------
             REAL ESTATE INVESTMENT TRUSTS
               -- 2.1%
      43,171 Federal Realty Investment Trust        5,761,601
      31,361 Public Storage                         5,797,081
     120,003 Realty Income Corp.                    5,725,343
      31,534 Simon Property Group, Inc.             5,742,657
                                               --------------
                                                   23,026,682
                                               --------------
             ROAD & RAIL -- 0.5%
      53,732 Norfolk Southern Corp.                 5,889,565
                                               --------------
             SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 2.7%
     102,824 Analog Devices, Inc.                   5,708,788
     158,864 Intel Corp.                            5,765,175
     129,518 Microchip Technology, Inc.             5,842,557
     107,829 Texas Instruments, Inc.                5,765,078
     134,745 Xilinx, Inc.                           5,833,111
                                               --------------
                                                   28,914,709
                                               --------------
             SOFTWARE -- 1.6%
     189,587 CA, Inc.                               5,772,924
     123,202 Microsoft Corp.                        5,722,733
      83,625 SAP SE, ADR                            5,824,481
                                               --------------
                                                   17,320,138
                                               --------------
             SPECIALTY RETAIL -- 0.6%
     143,861 Gap (The), Inc.                        6,057,987
                                               --------------
             TECHNOLOGY HARDWARE, STORAGE
               & PERIPHERALS -- 0.5%
     177,143 CANON, Inc., ADR                       5,608,347
                                               --------------
             THRIFTS & MORTGAGE FINANCE
               -- 1.1%
     461,281 Capitol Federal Financial, Inc.        5,895,171
     389,929 People's United Financial, Inc.        5,919,122
                                               --------------
                                                   11,814,293
                                               --------------


SHARES       DESCRIPTION                               VALUE
-------------------------------------------------------------
             TOBACCO -- 2.7%
     117,753 Altria Group, Inc.                $    5,801,690
      53,553 British American Tobacco
               PLC, ADR                             5,774,084
      93,756 Lorillard, Inc.                        5,901,003
      71,247 Philip Morris International, Inc.      5,803,068
      90,373 Reynolds American, Inc.                5,808,273
                                               --------------
                                                   29,088,118
                                               --------------
             TRADING COMPANIES &
               DISTRIBUTORS -- 0.5%
     123,925 Fastenal Co.                           5,893,873
                                               --------------
             WATER UTILITIES -- 1.1%
     164,295 American States Water Co.              6,187,350
     225,709 Aqua America, Inc.                     6,026,430
                                               --------------
                                                   12,213,780
                                               --------------
             WIRELESS TELECOMMUNICATION
               SERVICES -- 1.0%
     697,088 Mobile TeleSystems OJSC, ADR           5,005,092
     168,655 Vodafone Group PLC, ADR                5,762,941
                                               --------------
                                                   10,768,033
                                               --------------
             TOTAL INVESTMENTS -- 99.9%         1,088,724,558
             (Cost $952,694,601) (a)
             NET OTHER ASSETS AND
               LIABILITIES -- 0.1%                    574,215
                                               --------------
             NET ASSETS -- 100.0%              $1,089,298,773
                                               ==============

(a) Aggregate cost for federal income tax purposes is $965,988,769. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $133,436,381 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,700,592.

ADR   - American Depositary Receipt

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*       $1,088,724,558     $       --       $       --
                     ================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2014.


Page 46               See Notes to Financial Statements

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014

SHARES       DESCRIPTION                               VALUE
-------------------------------------------------------------
             COMMON STOCKS -- 100.1%
             AEROSPACE & DEFENSE -- 4.1%
       4,946 Boeing (The) Co.                  $      642,881
      15,383 Hexcel Corp. (a)                         638,241
       6,267 Honeywell International, Inc.            626,199
       5,199 Huntington Ingalls Industries,
               Inc.                                   584,679
                                               --------------
                                                    2,492,000
                                               --------------
             AIRLINES -- 4.3%
      12,685 Alaska Air Group, Inc.                   758,055
      59,250 JetBlue Airways Corp. (a)                939,705
      13,684 United Continental Holdings,
               Inc. (a)                               915,323
                                               --------------
                                                    2,613,083
                                               --------------
             AUTO COMPONENTS -- 10.5%
      31,392 American Axle & Manufacturing
               Holdings, Inc. (a)                     709,145
      11,561 BorgWarner, Inc.                         635,277
      27,054 Dana Holding Corp.                       588,154
       8,627 Delphi Automotive PLC                    627,355
      16,225 Gentherm, Inc. (a)                       594,160
      31,113 Goodyear Tire & Rubber (The) Co.         888,898
      11,149 Johnson Controls, Inc.                   538,943
       5,549 Lear Corp.                               544,246
       5,452 Magna International, Inc.                592,578
       9,817 Tenneco, Inc. (a)                        555,740
                                               --------------
                                                    6,274,496
                                               --------------
             AUTOMOBILES -- 1.0%
      14,230 Tata Motors Ltd., ADR                    601,644
                                               --------------
             CAPITAL MARKETS -- 1.0%
      17,034 Blackstone Group (The) LP (b)            576,260
                                               --------------
             CHEMICALS -- 7.2%
      16,101 A. Schulman, Inc.                        652,574
      10,491 Cabot Corp.                              460,135
       8,081 Celanese Corp., Series A                 484,537
       6,735 Eastman Chemical Co.                     510,917
       5,937 Ecolab, Inc.                             620,535
      21,231 Huntsman Corp.                           483,642
       5,955 LyondellBasell Industries N.V.,
               Class A                                472,767
      16,695 PolyOne Corp.                            632,908
                                               --------------
                                                    4,318,015
                                               --------------
             COMMUNICATIONS EQUIPMENT
               -- 1.9%
      18,998 ARRIS Group, Inc. (a)                    573,550
      11,123 EchoStar Corp., Class A (a)              583,957
                                               --------------
                                                    1,157,507
                                               --------------
             CONSTRUCTION & ENGINEERING
               -- 2.9%
       9,380 Chicago Bridge & Iron Co. N.V.           393,772
      19,395 Dycom Industries, Inc. (a)               680,571
      23,113 Quanta Services, Inc. (a)                656,178
                                               --------------
                                                    1,730,521
                                               --------------
             CONTAINERS & PACKAGING -- 1.0%
       7,924 Packaging Corp. of America               618,468
                                               --------------


SHARES       DESCRIPTION                               VALUE
-------------------------------------------------------------
             DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 0.9%
       8,733 BT Group PLC, ADR                 $      541,359
                                               --------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 5.6%
      10,101 Arrow Electronics, Inc. (a)              584,747
      20,754 Ingram Micro, Inc., Class A (a)          573,640
      25,951 PC Connection, Inc.                      637,097
      37,011 Sanmina Corp. (a)                        870,869
       8,561 SYNNEX Corp.                             669,128
                                               --------------
                                                    3,335,481
                                               --------------
             ENERGY EQUIPMENT & SERVICES
               -- 4.2%
      12,828 Cameron International Corp. (a)          640,759
      10,514 Halliburton Co.                          413,516
       5,710 Helmerich & Payne, Inc.                  384,968
      10,755 Oceaneering International, Inc.          632,501
      34,598 RPC, Inc.                                451,158
                                               --------------
                                                    2,522,902
                                               --------------
             FOOD & STAPLES RETAILING -- 2.4%
      12,088 Kroger (The) Co.                         776,170
      88,703 Rite Aid Corp. (a)                       667,047
                                               --------------
                                                    1,443,217
                                               --------------
             FOOD PRODUCTS -- 1.9%
       6,358 Sanderson Farms, Inc.                    534,231
      14,810 Tyson Foods, Inc., Class A               593,733
                                               --------------
                                                    1,127,964
                                               --------------
             HEALTH CARE PROVIDERS &
               SERVICES -- 3.2%
       5,922 Cigna Corp.                              609,433
       9,988 HCA Holdings, Inc. (a)                   733,020
       4,955 Universal Health Services, Inc.,
               Class B                                551,293
                                               --------------
                                                    1,893,746
                                               --------------
             HEALTH CARE TECHNOLOGY -- 1.1%
      32,896 MedAssets, Inc. (a)                      650,025
                                               --------------
             HOTELS, RESTAURANTS & LEISURE
               -- 3.1%
      11,106 Brinker International, Inc.              651,811
       8,265 Red Robin Gourmet Burgers,
               Inc. (a)                               636,198
       6,927 Wyndham Worldwide Corp.                  594,060
                                               --------------
                                                    1,882,069
                                               --------------
             HOUSEHOLD DURABLES -- 1.1%
       4,104 Mohawk Industries, Inc. (a)              637,597
                                               --------------
             INDEPENDENT POWER AND RENEWABLE
               ELECTRICITY PRODUCERS -- 0.9%
      24,236 Calpine Corp. (a)                        536,343
                                               --------------
             INSURANCE -- 1.9%
       6,536 Aon PLC                                  619,809
       3,212 Everest Re Group, Ltd.                   547,003
                                               --------------
                                                    1,166,812
                                               --------------


                      See Notes to Financial Statements                 Page 47

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014

SHARES       DESCRIPTION                               VALUE
-------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             IT SERVICES -- 0.9%
      26,694 Convergys Corp.                   $      543,757
                                               --------------
             LIFE SCIENCES TOOLS &
               SERVICES -- 1.8%
      24,394 Cambrex Corp. (a)                        527,398
       4,604 Thermo Fisher Scientific, Inc.           576,835
                                               --------------
                                                    1,104,233
                                               --------------
             MACHINERY -- 8.3%
      17,073 Barnes Group, Inc.                       631,872
      10,908 Crane Co.                                640,300
      13,031 Greenbrier (The) Cos., Inc.              700,156
      15,753 ITT Corp.                                637,366
       9,486 Pentair PLC                              630,060
       7,481 SPX Corp.                                642,767
      15,186 Trinity Industries, Inc.                 425,360
      52,589 Wabash National Corp. (a)                650,000
                                               --------------
                                                    4,957,881
                                               --------------
             MEDIA -- 4.2%
      33,858 Cablevision Systems Corp.,
               Class A                                698,829
      10,836 Comcast Corp., Class A                   628,597
      21,398 Sinclair Broadcast Group, Inc.,
               Class A                                585,449
       8,304 Viacom, Inc., Class B                    624,876
                                               --------------
                                                    2,537,751
                                               --------------
             MULTILINE RETAIL -- 1.0%
       4,946 Dillard's, Inc., Class A                 619,140
                                               --------------
             MULTI-UTILITIES -- 1.1%
      12,067 Black Hills Corp.                        640,034
                                               --------------
             OIL, GAS & CONSUMABLE
               FUELS -- 3.2%
      11,026 Alliance Resource Partners LP (b)        474,669
      10,149 Continental Resources, Inc. (a)          389,316
       5,512 EOG Resources, Inc.                      507,490
       7,236 Tesoro Corp.                             537,996
                                               --------------
                                                    1,909,471
                                               --------------
             PAPER & FOREST PRODUCTS -- 0.9%
      13,357 Domtar Corp.                             537,219
                                               --------------
             PHARMACEUTICALS -- 1.3%
       2,968 Actavis PLC (a)                          763,993
                                               --------------
             PROFESSIONAL SERVICES -- 2.0%
      21,698 Korn/Ferry International (a)             624,035
      12,533 Nielsen N.V.                             560,601
                                               --------------
                                                    1,184,636
                                               --------------
             ROAD & RAIL -- 2.4%
      12,130 Avis Budget Group, Inc. (a)              804,583
       6,686 Ryder System, Inc.                       620,795
                                               --------------
                                                    1,425,378
                                               --------------


SHARES       DESCRIPTION                               VALUE
-------------------------------------------------------------
             SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 2.1%
      21,346 Micron Technology, Inc. (a)       $      747,324
      23,677 Taiwan Semiconductor
               Manufacturing Co., Ltd., ADR           529,891
                                               --------------
                                                    1,277,215
                                               --------------
             SPECIALTY RETAIL -- 4.5%
      10,817 AutoNation, Inc. (a)                     653,455
      20,973 Brown Shoe Co., Inc.                     674,282
       9,886 Outerwall, Inc. (a)                      743,625
      13,107 Penske Automotive Group, Inc.            643,160
                                               --------------
                                                    2,714,522
                                               --------------
             TEXTILES, APPAREL & LUXURY
               GOODS -- 2.1%
       5,835 Fossil Group, Inc. (a)                   646,168
       8,529 Michael Kors Holdings Ltd. (a)           640,528
                                               --------------
                                                    1,286,696
                                               --------------
             TRADING COMPANIES &
               DISTRIBUTORS -- 3.0%
       8,891 GATX Corp.                               511,588
       6,249 United Rentals, Inc. (a)                 637,461
       8,214 WESCO International, Inc. (a)            625,989
                                               --------------
                                                    1,775,038
                                               --------------
             WIRELESS TELECOMMUNICATION
               SERVICES -- 1.1%
      20,841 Shenandoah Telecommunications
               Co.                                    651,281
                                               --------------
             TOTAL INVESTMENTS -- 100.1%           60,047,754
             (Cost $57,642,471) (c)
             NET OTHER ASSETS AND
               LIABILITIES -- (0.1)%                  (39,682)
                                               --------------
             NET ASSETS -- 100.0%              $   60,008,072
                                               ==============

(a)   Non-income producing security.

(b)   Master Limited Partnership ("MLP").

(c) Aggregate cost for federal income tax purposes is $57,837,880. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,178,899 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,969,025.

ADR   - American Depositary Receipt


Page 48               See Notes to Financial Statements

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL)

DECEMBER 31, 2014

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1         LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $ 60,047,754      $       --       $       --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2014.


                      See Notes to Financial Statements                 Page 49

FIRST TRUST EXCHANGE-TRADED FUND
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

                                                                            FIRST TRUST         FIRST TRUST
                                                                          DOW JONES SELECT      MORNINGSTAR        FIRST TRUST
                                                                              MICROCAP       DIVIDEND LEADERS        US IPO
                                                                             INDEX FUND         INDEX FUND         INDEX FUND
                                                                               (FDM)               (FDL)              (FPX)
                                                                          ----------------  -------------------  ---------------

ASSETS:
Investments, at value...............................................       $   51,620,108     $  983,656,204     $  558,365,119
Cash................................................................               23,558            247,510                 --
Due from custodian..................................................                   --                 --                 --
Receivables:
      Capital shares sold...........................................                   --          6,108,419                 --
      Investment securities sold....................................                   --                 --             67,598
      Dividends.....................................................               54,733          2,017,618            237,427
      Currency......................................................                   --                 --                 63
      Interest......................................................                   --                 --                 --
      Securities lending income.....................................                   --                 --             41,609
      From investment advisor.......................................                   --                 --                 --
      Reclaims......................................................                   --                 --                 --
Prepaid expenses....................................................               18,731             14,004              8,674
                                                                           --------------     --------------     --------------
      TOTAL ASSETS..................................................           51,717,130        992,043,755        558,720,490
                                                                           --------------     --------------     --------------
LIABILITIES:
Due to custodian....................................................                   --                 --             48,391
Payables:
      Investment securities purchased...............................                   --          6,098,595                 --
      Audit and tax fees............................................               22,925             22,925             22,925
      Investment advisory fees......................................               18,434            194,589            172,117
      Printing fees.................................................                5,349             38,351             26,194
      Trustees' fees................................................                    1                103                 --
      Collateral for securities on loan.............................                   --                 --         22,190,117
      Licensing fees................................................                   --            204,529            118,146
Other liabilities...................................................               22,537            333,194            199,348
                                                                           --------------     --------------     --------------
      TOTAL LIABILITIES.............................................               69,246          6,892,286         22,777,238
                                                                           --------------     --------------     --------------
NET ASSETS..........................................................       $   51,647,884     $  985,151,469     $  535,943,252
                                                                           ==============     ==============     ==============
NET ASSETS CONSIST OF:
Paid-in capital.....................................................       $   65,413,652     $  964,096,168     $  479,295,151
Par value...........................................................               15,550            411,500            106,500
Accumulated net investment income (loss)............................                2,224                 --             32,444
Accumulated net realized gain (loss) on investments and foreign
      currency transactions.........................................          (19,121,708)       (44,614,622)       (15,672,728)
Net unrealized appreciation (depreciation) on investments and
      foreign currency translations.................................            5,338,166         65,258,423         72,181,885
                                                                           --------------     --------------     --------------
NET ASSETS..........................................................       $   51,647,884     $  985,151,469      $ 535,943,252
                                                                           ==============     ==============     ==============
NET ASSET VALUE, per share..........................................       $        33.21     $        23.94      $       50.32
                                                                           ==============     ==============     ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share).......................................            1,555,000         41,150,002         10,650,002
                                                                           --------------     --------------     --------------
Investments, at cost................................................       $   46,281,942     $  918,397,781      $ 486,183,180
                                                                           ==============     ==============     ==============
Securities on loan, at value........................................       $           --     $           --      $  21,492,229
                                                                           ==============     ==============     ==============


Page 50               See Notes to Financial Statements

      FIRST TRUST         FIRST TRUST          FIRST TRUST         FIRST TRUST          FIRST TRUST         FIRST TRUST
       NYSE ARCA           DOW JONES             CAPITAL       VALUE LINE(R) EQUITY    VALUE LINE(R)     VALUE LINE(R) 100
     BIOTECHNOLOGY         INTERNET             STRENGTH            ALLOCATION           DIVIDEND         EXCHANGE-TRADED
      INDEX FUND          INDEX FUND               ETF              INDEX FUND          INDEX FUND             FUND
         (FBT)               (FDN)               (FTCS)               (FVI)                (FVD)               (FVL)
    ---------------     ---------------      ---------------   --------------------   ---------------    -----------------


    $ 2,320,265,527     $ 2,005,681,616      $    85,662,228      $     5,209,889     $ 1,088,724,558     $    60,047,754
          1,299,905                  --                   --                   --                  --              29,698
                 --                  --                   --                   --           3,227,400                  --

         25,581,836                  --                   --                   --           8,607,220                  --
                 --                  --                   --               53,989                  --                  --
                 --             118,349              145,088                6,559           2,261,075              32,301
                 --                  --                   --                   --                  --                  --
                 --                   8                   --                   --                  --                  --
            795,760              80,248                   --                   --                  --                  --
                 --                  --                   --               71,293                  --                  --
             33,096                  --                   --                  437              55,512                  --
             24,944              34,276                1,355                   97              16,299               1,112
    ---------------     ---------------      ---------------      ---------------     ---------------     ---------------
      2,348,001,068       2,005,914,497           85,808,671            5,342,264       1,102,892,064          60,110,865
    ---------------     ---------------      ---------------      ---------------     ---------------     ---------------

                 --              99,726               22,706               36,172           3,787,916                  --

         25,579,115                  --                   --               53,942           8,606,249                  --
             22,925              22,925               22,925               22,925              22,925              22,925
            699,458             662,390               38,919                   --             399,118              17,320
             67,604              83,556                4,851                1,462              39,922               4,361
                 --                  --                    5                   --                  57                  --
        194,088,943          27,377,588                   --                   --                  --                  --
            371,187             265,211                2,041                1,972             382,702              23,226
            590,548             610,223               31,284                  696             354,402              34,961
    ---------------     ---------------      ---------------      ---------------     ---------------     ---------------
        221,419,780          29,121,619              122,731              117,169          13,593,291             102,793
    ---------------     ---------------      ---------------      ---------------     ---------------     ---------------
    $ 2,126,581,288      $1,976,792,878      $    85,685,940      $     5,225,095     $ 1,089,298,773     $    60,008,072
    ===============     ===============      ===============      ===============     ===============     ===============

    $ 1,743,731,337      $1,944,418,037      $    99,413,863      $    10,101,279     $ 1,005,110,932     $   141,720,611
            208,500             322,500               22,500                2,000             451,380              29,400
                 --                  --                   --                   --                  --                  --

        (31,666,203)        (60,971,885)         (24,673,716)          (5,069,728)        (52,293,496)        (84,147,222)

        414,307,654          93,024,226           10,923,293              191,544         136,029,957           2,405,283
    ---------------     ---------------      ---------------      ---------------     ---------------     ---------------
    $ 2,126,581,288     $ 1,976,792,878      $    85,685,940      $     5,225,095     $ 1,089,298,773     $    60,008,072
    ===============     ===============      ===============      ===============     ===============     ===============
    $        101.99     $         61.30      $         38.08      $         26.13     $         24.13     $         20.41
    ===============     ===============      ===============      ===============     ===============     ===============

         20,850,002          32,250,002            2,250,002              200,002          45,137,986           2,939,982
    ---------------     ---------------      ---------------      ---------------     ---------------     ---------------
    $ 1,905,957,873     $ 1,912,657,390      $    74,738,935      $     5,018,345     $   952,694,601     $    57,642,471
    ===============     ===============      ===============      ===============     ===============     ===============
    $   186,131,568     $    26,760,969      $            --      $            --     $            --     $            --
    ===============     ===============      ===============      ===============     ===============     ===============


                      See Notes to Financial Statements                  Page 51

FIRST TRUST EXCHANGE-TRADED FUND
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                            FIRST TRUST         FIRST TRUST
                                                                          DOW JONES SELECT      MORNINGSTAR        FIRST TRUST
                                                                              MICROCAP       DIVIDEND LEADERS        US IPO
                                                                             INDEX FUND         INDEX FUND         INDEX FUND
                                                                               (FDM)               (FDL)              (FPX)
                                                                          ----------------  -------------------  ---------------

INVESTMENT INCOME:
Dividends...........................................................       $      903,735     $   30,740,582     $    6,972,831
Foreign tax withholding.............................................                 (202)                --            (28,278)
Securities lending income (net of fees).............................                   --                 --            250,866
Interest............................................................                   --                 --                 --
                                                                           --------------     --------------     --------------
      Total investment income.......................................              903,533         30,740,582          7,195,419
                                                                           --------------     --------------     --------------

EXPENSES:
Investment advisory fees............................................              346,164          2,307,048          1,931,677
Accounting and administration fees..................................               39,262            387,065            243,943
Licensing fees......................................................               34,218            695,604            482,919
Audit and tax fees..................................................               23,082             24,114             23,532
Custodian fees......................................................                9,257             96,776             75,804
Listing fees........................................................                8,044             10,544              7,645
Printing fees.......................................................                6,202             63,008             64,027
Trustees' fees and expenses.........................................                5,134             16,384             11,916
Transfer agent fees.................................................                3,455             38,363             24,143
Legal fees..........................................................                2,618             39,316             28,523
Expenses previously waived or reimbursed............................                   --                 --                 --
Registration and filing fees........................................              (1,153)             29,075             18,524
Other expenses......................................................                5,398             26,422              7,905
                                                                           --------------     --------------     --------------
      Total expenses................................................              481,681          3,733,719          2,920,558
      Less fees waived and expenses reimbursed by the investment
         advisor....................................................              (66,284)          (273,147)           (23,043)
                                                                           --------------     --------------     --------------
      Net expenses..................................................              415,397          3,460,572          2,897,515
                                                                           --------------     --------------     --------------
NET INVESTMENT INCOME (LOSS)........................................              488,136         27,280,010          4,297,904
                                                                           --------------     --------------     --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...................................................            3,982,588         (2,128,539)        (9,065,905)
      In-kind redemptions...........................................            5,792,097         57,230,569         31,073,291
      Foreign currency transactions.................................                   --                 --                 --
                                                                           --------------     --------------     --------------
Net realized gain (loss)............................................            9,774,685         55,102,030         22,007,386
                                                                           --------------     --------------     --------------
Net change in unrealized appreciation (depreciation) on.............
      Investments...................................................          (10,331,091)         6,605,707         22,326,995
      Foreign currency transactions.................................                   --                 --                (54)
                                                                           --------------     --------------     --------------
Net change in unrealized appreciation (depreciation)................          (10,331,091)         6,605,707         22,326,941
                                                                           --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................             (556,406)        61,707,737         44,334,327
                                                                           --------------     --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS...............................................       $      (68,270)    $   88,987,747     $   48,632,231
                                                                           ==============     ==============     ==============


Page 52               See Notes to Financial Statements

      FIRST TRUST         FIRST TRUST          FIRST TRUST         FIRST TRUST          FIRST TRUST         FIRST TRUST
       NYSE ARCA           DOW JONES             CAPITAL          VALUE LINE(R)        VALUE LINE(R)     VALUE LINE(R) 100
     BIOTECHNOLOGY         INTERNET             STRENGTH        EQUITY ALLOCATION        DIVIDEND         EXCHANGE-TRADED
      INDEX FUND          INDEX FUND               ETF              INDEX FUND          INDEX FUND             FUND
         (FBT)               (FDN)               (FTCS)               (FVI)                (FVD)               (FVL)
    ---------------     ---------------      ---------------   --------------------   ---------------    -----------------


    $     3,552,270     $     4,680,764      $     2,072,378      $        92,602     $    30,122,283     $       768,538
            (82,741)                 --                   --               (1,345)           (456,716)            (15,733)
          5,453,529           3,196,776                   --                   --                  --                  --
                 --                 211                   --                    3                  --                  --
    ---------------     ---------------      ---------------      ---------------     ---------------     ---------------
          8,923,058           7,877,751            2,072,378               91,260          29,665,567             752,805
    ---------------     ---------------      ---------------      ---------------     ---------------     ---------------


          5,567,678           7,589,073              380,466               26,091           4,459,329             296,647
            658,208             834,176               39,845                5,707             448,248              32,088
          1,113,536           1,146,252               15,105                8,041           1,351,785              93,280
             24,574              26,262               23,038               22,933              24,302              23,021
            167,940             254,515                9,518                  652             111,624               7,416
              8,044              10,544                2,627               22,645              25,145              22,645
            151,066             180,840               10,200                7,195              71,809               8,208
             26,712              34,658                5,260                4,139              18,434               4,969
             59,764              65,755                3,800                  260              44,395               2,960
             76,557              98,173                4,231               63,389              46,206               3,044
             75,700                  --                   --                   --                  --                  --
             66,612              16,805                1,245                 (56)              21,971                 652
             28,326              49,864                3,340                4,221              28,746               6,049
    ---------------     ---------------      ---------------      ---------------     ---------------     ---------------
          8,024,717          10,306,917              498,675              165,217           6,651,994             500,979

                 --                  --               (4,069)            (128,690)           (408,933)            (85,675)
    ---------------     ---------------      ---------------      ---------------     ---------------     ---------------
          8,024,717          10,306,917              494,606               36,527           6,243,061             415,304
    ---------------     ---------------      ---------------      ---------------     ---------------     ---------------
            898,341          (2,429,166)           1,577,772               54,733          23,422,506             337,501
    ---------------     ---------------      ---------------      ---------------     ---------------     ---------------


         42,305,355         (32,034,034)            (387,250)             362,938          (3,038,320)          6,154,537
        265,295,393         373,734,802            5,778,656              309,500          95,623,685             605,009
                 --                  --                   --                   --                (752)                 --
    ---------------     ---------------      ---------------      ---------------     ---------------     ---------------
        307,600,748         341,700,768            5,391,406              672,438          92,584,613           6,759,546
    ---------------     ---------------      ---------------      ---------------     ---------------     ---------------

        218,034,539        (345,960,771)           4,781,081             (596,858)         20,655,635          (1,112,537)
                 --                  --                   --                   --                  --                  --
    ---------------     ---------------      ---------------      ---------------     ---------------     ---------------
        218,034,539        (345,960,771)           4,781,081             (596,858)         20,655,635          (1,112,537)
    ---------------     ---------------      ---------------      ---------------     ---------------     ---------------
        525,635,287          (4,260,003)          10,172,487               75,580         113,240,248           5,647,009
    ---------------     ---------------      ---------------      ---------------     ---------------     ---------------

    $   526,533,628     $    (6,689,169)     $    11,750,259      $       130,313     $   136,662,754     $     5,984,510
    ===============     ===============      ===============      ===============     ===============     ===============



                      See Notes to Financial Statements                  Page 53

FIRST TRUST EXCHANGE-TRADED FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                          FIRST TRUST                      FIRST TRUST
                                                                       DOW JONES SELECT                    MORNINGSTAR
                                                                           MICROCAP                     DIVIDEND LEADERS
                                                                          INDEX FUND                       INDEX FUND
                                                                             (FDM)                            (FDL)
                                                                 -----------------------------    -----------------------------
                                                                 For the Year    For the Year     For the Year    For the Year
                                                                     Ended           Ended            Ended           Ended
                                                                  12/31/2014      12/31/2013       12/31/2014      12/31/2013
                                                                 -------------   -------------    -------------   -------------
OPERATIONS:
   Net investment income (loss)...........................       $     488,136   $     906,466    $  27,280,010   $  22,539,320
   Net realized gain (loss)...............................           9,774,685      19,676,173       55,102,030      56,031,348
   Net change in unrealized appreciation (depreciation)...         (10,331,091)     12,455,819        6,605,707      42,242,896
                                                                 -------------   -------------    -------------   -------------
   Net increase (decrease) in net assets resulting
      from operations.....................................             (68,270)     33,038,458       88,987,747     120,813,564
                                                                 -------------   -------------    -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income..................................            (512,148)       (986,641)     (27,604,717)    (22,580,041)
                                                                 -------------   -------------    -------------   -------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..............................                  --     123,859,631      494,651,004     404,778,385
   Cost of shares redeemed................................         (38,851,754)   (106,112,766)    (258,319,285)   (361,092,133)
                                                                 -------------   -------------    -------------   -------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.......................         (38,851,754)     17,746,865      236,331,719      43,686,252
                                                                 -------------   -------------    -------------   -------------
   Total increase (decrease) in net assets................         (39,432,172)     49,798,682      297,714,749     141,919,775

NET ASSETS:
   Beginning of period....................................          91,080,056      41,281,374      687,436,720     545,516,945
                                                                 -------------   -------------    -------------   -------------
   End of period..........................................       $  51,647,884    $ 91,080,056    $ 985,151,469   $ 687,436,720
                                                                 =============   =============    =============   =============
   Accumulated net investment income (loss)
      at end of period....................................       $       2,224   $          --    $          --   $          --
                                                                 =============   =============    =============   =============
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period................           2,805,000       1,805,000       31,350,002      29,550,002
   Shares sold............................................                  --       4,650,000       20,700,000      19,350,000
   Shares redeemed........................................          (1,250,000)     (3,650,000)     (10,900,000)    (17,550,000)
                                                                 -------------   -------------    -------------   -------------
   Shares outstanding, end of period......................           1,555,000       2,805,000       41,150,002      31,350,002
                                                                 =============   =============    =============   =============


Page 54                  See Notes to Financial Statements

                                          FIRST TRUST                       FIRST TRUST
         FIRST TRUST                       NYSE ARCA                         DOW JONES
           US IPO                        BIOTECHNOLOGY                       INTERNET
         INDEX FUND                        INDEX FUND                       INDEX FUND
            (FPX)                            (FBT)                             (FDN)
-----------------------------    ------------------------------    -------------------------------
For the Year    For the Year      For the Year    For the Year      For the Year     For the Year
    Ended           Ended            Ended            Ended            Ended            Ended
 12/31/2014      12/31/2013        12/31/2014      12/31/2013        12/31/2014       12/31/2013
-------------   -------------    --------------   -------------    --------------   --------------

$   4,297,904   $     867,950    $      898,341   $  (1,398,537)   $   (2,429,166)  $   (3,407,246)
   22,007,386        (617,310)      307,600,748     (23,658,670)      341,700,768      120,583,987
   22,326,941      47,510,415       218,034,539     214,346,364      (345,960,771)     401,945,182
-------------   -------------    --------------   -------------    --------------   --------------

   48,632,231      47,761,055       526,533,628     189,289,157        (6,689,169)     519,121,923
-------------   -------------    --------------   -------------    --------------   --------------


   (4,268,031)       (957,120)       (1,076,820)             --                --               --
-------------   -------------    --------------   -------------    --------------   --------------

  267,156,832     282,040,963     1,228,321,602     611,554,944     1,280,119,495    1,166,724,606
 (126,953,339)     (2,128,720)     (581,107,220)    (86,379,184)   (1,226,489,727)    (313,875,794)
-------------   -------------    --------------   -------------    --------------   --------------

  140,203,493     279,912,243       647,214,382     525,175,760        53,629,768      852,848,812
-------------   -------------    --------------   -------------    --------------   --------------
  184,567,693     326,716,178     1,172,671,190     714,464,917        46,940,599    1,371,970,735


  351,375,559      24,659,381       953,910,098     239,445,181     1,929,852,279      557,881,544
-------------   -------------    --------------   -------------    --------------   --------------
$ 535,943,252   $ 351,375,559    $2,126,581,288   $ 953,910,098    $1,976,792,878   $1,929,852,279
=============   =============    ==============   =============    ==============   ==============

$      32,444   $          --    $           --   $          --    $           --   $           --
=============   =============    ==============   =============    ==============   ==============

    7,750,002         800,002        13,800,002       5,200,002        32,250,002       14,300,002
    5,650,000       7,000,000        14,150,000      10,050,000        21,250,000       24,000,000
   (2,750,000)        (50,000)       (7,100,000)    (1,450,000)       (21,250,000)      (6,050,000)
-------------   -------------    --------------   -------------    --------------   --------------
   10,650,002       7,750,002        20,850,002      13,800,002        32,250,002       32,250,002
=============   =============    ==============   =============    ==============   ==============


                      See Notes to Financial Statements                  Page 55

FIRST TRUST EXCHANGE-TRADED FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                          FIRST TRUST                      FIRST TRUST
                                                                       CAPITAL STRENGTH               VALUE LINE(R) EQUITY
                                                                              ETF                     ALLOCATION INDEX FUND
                                                                            (FTCS)                            (FVI)
                                                                 -----------------------------    -----------------------------
                                                                 For the Year    For the Year     For the Year    For the Year
                                                                     Ended           Ended            Ended           Ended
                                                                  12/31/2014      12/31/2013       12/31/2014      12/31/2013
                                                                 -------------   -------------    -------------   -------------
OPERATIONS:
   Net investment income (loss)...........................       $   1,577,772   $     690,767    $      54,733   $      41,442
   Net realized gain (loss)...............................           5,391,406       7,688,429          672,438         703,502
   Net change in unrealized appreciation (depreciation)...           4,781,081       4,261,985         (596,858)        589,610
                                                                 -------------   -------------    -------------   -------------
   Net increase (decrease) in net assets resulting
      from operations.....................................          11,750,259      12,641,181          130,313       1,334,554
                                                                 -------------   -------------    -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income..................................          (1,680,216)       (684,781)         (55,881)        (43,260)
                                                                 -------------   -------------    -------------   -------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..............................          53,160,607      67,370,800        1,262,594              --
   Cost of shares redeemed................................         (43,250,832)    (46,328,268)      (1,271,557)             --
                                                                 -------------   -------------    -------------   -------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions.......................           9,909,775      21,042,532           (8,963)             --
                                                                 -------------   -------------    -------------   -------------
   Total increase (decrease) in net assets................          19,979,818      32,998,932           65,469       1,291,294

NET ASSETS:
   Beginning of period....................................          65,706,122      32,707,190        5,159,626       3,868,332
                                                                 -------------   -------------    -------------   -------------
   End of period..........................................       $  85,685,940   $  65,706,122    $   5,225,095   $   5,159,626
                                                                 =============   =============    =============   =============
   Accumulated net investment income (loss)
      at end of period....................................       $          --   $      13,050    $          --   $          --
                                                                 =============   =============    =============   =============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period................           1,950,002       1,300,002          200,002         200,002
   Shares sold............................................           1,550,000       2,200,000           50,000              --
   Shares redeemed........................................          (1,250,000)     (1,550,000)         (50,000)             --
                                                                 -------------   -------------    -------------   -------------
   Shares outstanding, end of period......................           2,250,002       1,950,002          200,002         200,002
                                                                 =============   =============    =============   =============


Page 56                  See Notes to Financial Statements

         FIRST TRUST                      FIRST TRUST
   VALUE LINE(R) DIVIDEND              VALUE LINE(R) 100
         INDEX FUND                  EXCHANGE-TRADED FUND
            (FVD)                            (FVL)
------------------------------    -----------------------------
For the Year    For the Year      For the Year   For the Year
      Ended           Ended            Ended            Ended
   12/31/2014      12/31/2013       12/31/2014      12/31/2013
--------------   -------------    -------------   -------------

$   23,422,506   $  17,276,342    $     337,501   $     172,218
    92,584,613      61,770,695        6,759,546      14,165,321
    20,655,635      70,064,896       (1,112,537)      2,221,485
--------------   -------------    -------------   -------------

   136,662,754    149,111,933         5,984,510      16,559,024
--------------   -------------    -------------   -------------


   (24,031,395)    (16,843,619)        (352,430)       (179,357)
--------------   -------------    -------------   -------------

   722,167,468     499,922,070        8,785,008      54,675,682
  (541,861,484)   (343,932,195)     (10,466,963)    (60,632,280)
--------------   -------------    -------------   -------------

   180,305,984     155,989,875       (1,681,955)     (5,956,598)
--------------   -------------    -------------   -------------
   292,937,343     288,258,189        3,950,125      10,423,069


   796,361,430     508,103,241       56,057,947      45,634,878
--------------   -------------    -------------   -------------
$1,089,298,773   $ 796,361,430    $  60,008,072   $  56,057,947
==============   =============    =============   =============

$           --   $     300,846    $          --   $          --
==============   =============    =============   =============


    37,287,986      29,387,986        3,039,982       3,439,982
    31,750,000      25,300,000          450,000       3,300,000
   (23,900,000)    (17,400,000)        (550,000)     (3,700,000)
--------------   -------------    -------------   -------------
    45,137,986      37,287,986        2,939,982       3,039,982
==============   =============    =============   =============



                      See Notes to Financial Statements                  Page 57

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DOW JONES SELECT MICROCAP INDEX FUND (FDM)

                                            FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                           12/31/2014     12/31/2013     12/31/2012     12/31/2011     12/31/2010
                                          ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period       $    32.47     $    22.87     $    20.09     $    22.17     $    17.70
                                           ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.23           0.25           0.35           0.10           0.09
Net realized and unrealized gain (loss)          0.76           9.62           2.83          (2.02)          4.46
                                           ----------     ----------     ----------     ----------     ----------
Total from investment operations                 0.99           9.87           3.18          (1.92)          4.55
                                           ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.25)         (0.27)         (0.40)         (0.16)         (0.08)
                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of period             $    33.21     $    32.47     $    22.87     $    20.09     $    22.17
                                           ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                 3.08%         43.32%         15.86%         (8.69)%        25.77%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $   51,648     $   91,080     $   41,281     $   52,328     $  153,050
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                        0.70%          0.72%          0.76%          0.71%          0.86%
Ratio of net expenses to average net
   assets                                        0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                            0.71%          0.93%          1.38%          0.40%          0.94%
Portfolio turnover rate (b)                        49%            70%            71%            59%            86%


FIRST TRUST MORNINGSTAR DIVIDEND LEADERS INDEX FUND (FDL)

                                            FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                           12/31/2014     12/31/2013     12/31/2012     12/31/2011     12/31/2010
                                          ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period       $    21.93     $    18.46     $    17.57     $    15.92     $    14.27
                                           ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.80           0.69           0.71           0.61           0.57
Net realized and unrealized gain (loss)          2.01           3.47           0.89           1.65           1.66
                                           ----------     ----------     ----------     ----------     ----------
Total from investment operations                 2.81           4.16           1.60           2.26           2.23
                                           ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.80)         (0.69)         (0.71)         (0.61)         (0.58)
Return of capital                                  --             --             --             --          (0.00) (c)
                                           ----------     ----------     ----------     ----------     ----------
Total distributions                             (0.80)         (0.69)         (0.71)         (0.61)         (0.58)
                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of period             $    23.94     $    21.93     $    18.46     $    17.57     $    15.92
                                           ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                12.96%         22.71%          9.14%         14.44%         16.05%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $  985,151     $  687,437     $  545,517     $  447,030     $  143,294
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                        0.49%           0.49%         0.51%          0.56%          0.66%
Ratio of net expenses to average net
   assets                                        0.45%           0.45%         0.45%          0.45%          0.45%
Ratio of net investment income (loss) to
   average net assets                            3.55%           3.61%         3.88%          3.98%          4.22%
Portfolio turnover rate (b)                        40%            35%            31%            27%            30%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(c)   Amount represents less than $0.01 per share.


Page 58               See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST US IPO INDEX FUND (FPX)

                                            FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                           12/31/2014     12/31/2013     12/31/2012     12/31/2011     12/31/2010
                                          ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period       $    45.34     $    30.82     $    23.99     $    23.51     $    20.08
                                           ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.41           0.22           0.31           0.18           0.20
Net realized and unrealized gain (loss)          4.97          14.53           6.87           0.55           3.45
                                           ----------     ----------     ----------     ----------     ----------
Total from investment operations                 5.38          14.75           7.18           0.73           3.65
                                           ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.40)         (0.23)         (0.35)         (0.25)         (0.22)
                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of period             $    50.32     $    45.34     $    30.82     $    23.99     $    23.51
                                           ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                11.91%         47.98%         30.01%          3.11%         18.28%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $  535,943     $  351,376     $   24,659     $   15,594     $   15,283
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                        0.60%          0.66%          1.01%          1.01%          1.32%
Ratio of net expenses to average net
   assets                                        0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                            0.89%          0.69%          1.27%          0.70%          1.28%
Portfolio turnover rate (b)                        46%            30%            48%            44%            43%


FIRST TRUST NYSE ARCA BIOTECHNOLOGY INDEX FUND (FBT)

                                            FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                           12/31/2014     12/31/2013     12/31/2012     12/31/2011     12/31/2010
                                          ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period       $    69.12     $    46.05     $    32.68     $    39.07     $    28.54
                                           ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    (0.04)         (0.10)         (0.22)         (0.30)         (0.17)
Net realized and unrealized gain (loss)         23.17          13.59          (6.09)                        10.70
                                           ----------     ----------     ----------     ----------     ----------
Total from investment operations                32.92          23.07          13.37          (6.39)         10.53
                                           ==========     ==========     ==========     ==========     ==========
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.05)            --             --             --             --
                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of period             $   101.99     $    69.12     $    46.05     $    32.68     $    39.07
                                           ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                47.63%         50.10%         40.91%        (16.36)%        36.90%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $2,126,581     $  953,910     $  239,445     $  183,030     $  201,220
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                        0.58%          0.60%          0.61%          0.61%          0.66%
Ratio of net expenses to average net
   assets                                        0.58%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                            0.06%         (0.26)%        (0.48)%        (0.54)%        (0.60)%
Portfolio turnover rate (b)                        58%            48%            39%            44%            35%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                      See Notes to Financial Statements                  Page 59

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DOW JONES INTERNET INDEX FUND (FDN)

                                           FOR THE       FOR THE        FOR THE        FOR THE        FOR THE
                                           YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                           12/31/2014    12/31/2013     12/31/2012     12/31/2011     12/31/2010
                                          ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period       $    59.84     $    39.01     $    32.28     $    34.27     $    25.11
                                           ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    (0.08)         (0.11)         (0.08)         (0.10)          0.04
Net realized and unrealized gain (loss)          1.54          20.94           6.81          (1.87)          9.16
                                           ----------     ----------     ----------     ----------     ----------
Total from investment operations                 1.46          20.83           6.73          (1.97)          9.20
                                           ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              --             --             --          (0.02)         (0.04)
                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of period             $    61.30     $    59.84     $    39.01     $    32.28     $    34.27
                                           ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                 2.42%         53.40%         20.85%         (5.74)%        36.63%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $1,976,793     $1,929,852     $  557,882     $  519,683     $  589,480
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                        0.54%          0.57%          0.60%          0.60%          0.66%
Ratio of net expenses to average net
   assets                                        0.54%          0.57%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                           (0.13)%        (0.28)%        (0.23)%        (0.25)%         0.26%
Portfolio turnover rate (b)                        27%            17%            33%            18%            16%


FIRST TRUST CAPITAL STRENGTH EFT (FTCS)

                                            FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                           12/31/2014     12/31/2013     12/31/2012     12/31/2011     12/31/2010
                                          ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period       $    33.70     $    25.16     $    21.82     $    22.90     $    20.47
                                           ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.72           0.45           0.45           0.35           0.39
Net realized and unrealized gain (loss)          4.43           8.54           3.34          (1.01)          2.44
                                           ----------     ----------     ----------     ----------     ----------
Total from investment operations                 5.15           8.99           3.79          (0.66)          2.83
                                           ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.77)         (0.45)         (0.45)         (0.42)         (0.40)
Return of capital                                  --             --             --             --          (0.00) (c)
                                           ----------     ----------     ----------     ----------     ----------
Total distributions                             (0.77)         (0.45)         (0.45)         (0.42)         (0.40)
                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of period             $    38.08     $    33.70     $    25.16     $    21.82     $    22.90
                                           ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                15.46%         35.90%         17.45%         (2.94)%        14.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $   85,686     $   65,706     $   32,707     $   31,643     $   36,633
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                        0.66%          0.76%          0.83%          0.82%          0.86%
Ratio of net expenses to average net
   assets                                        0.65%          0.65%          0.65%          0.65%          0.65%
Ratio of net investment income (loss) to
   average net assets                            2.07%          1.59%          1.84%          1.51%          1.58%
Portfolio turnover rate (b)                        89%           156%            84%           114%           197%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(c)   Amount represents less than $0.01 per share.


Page 60               See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND (FVI)

                                            FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                           12/31/2014     12/31/2013     12/31/2012     12/31/2011     12/31/2010
                                          ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period       $    25.80     $    19.34     $    18.16     $    20.30     $    17.21
                                           ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.27           0.21           0.34           0.21           0.29
Net realized and unrealized gain (loss)          0.34           6.47           1.24          (2.14)          3.09
                                           ----------     ----------     ----------     ----------     ----------
Total from investment operations                 0.61           6.68           1.58          (1.93)          3.38
                                           ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.28)         (0.22)         (0.40)         (0.21)         (0.29)
                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of period             $    26.13     $    25.80     $    19.34     $    18.16     $    20.30
                                           ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                 2.36%         34.65%          8.74%         (9.56)%        19.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $    5,225     $    5,160     $    3,868     $    6,357     $    7,106
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                        3.17%          2.01%          1.85%          1.39%          1.35%
Ratio of net expenses to average net
   assets                                        0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                            1.05%          0.91%          1.64%          1.05%          1.29%
Portfolio turnover rate (b)                       183%           186%           203%           184%           205%


FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND (FVD)

                                            FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                           12/31/2014     12/31/2013     12/31/2012     12/31/2011     12/31/2010
                                          ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period       $    21.36     $    17.29     $    16.01     $    15.08     $    13.37
                                           ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.58           0.50           0.50           0.42           0.41 (c)
Net realized and unrealized gain (loss)          2.78           4.06           1.28           0.93           1.71
                                           ----------     ----------     ----------     ----------     ----------
Total from investment operations                 3.36           4.56           1.78           1.35           2.12
                                           ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.59)         (0.49)         (0.50)         (0.42)         (0.40)
Return of capital                                  --             --             --             --          (0.01)
                                           ----------     ----------     ----------     ----------     ----------
Total distributions                             (0.59)         (0.49)         (0.50)         (0.42)         (0.41)
                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of period             $    24.13     $    21.36     $    17.29     $    16.01     $    15.08
                                           ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                               15.94%          26.57%         11.17%          9.03%         16.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $1,089,299     $  796,361     $  508,103     $  366,399     $  218,510
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                        0.75%          0.76%          0.78%          0.79%          0.84%
Ratio of net expenses to average net
   assets                                        0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                            2.63%          2.57%          3.03%          2.84%          2.94%
Portfolio turnover rate (b)                        63%            71%            54%            53%            55%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(c) Per share amounts have been calculated using the average share method.


                      See Notes to Financial Statements                  Page 61

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND (FVL)

                                            FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                           12/31/2014     12/31/2013     12/31/2012     12/31/2011     12/31/2010
                                          ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period       $    18.44     $    13.27     $    12.37     $    13.52          10.44
                                           ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.11           0.06           0.15           0.08           0.00 (a)
Net realized and unrealized gain (loss)          1.98           5.17           0.90          (1.15)          3.08
                                           ----------     ----------     ----------     ----------     ----------
Total from investment operations                 2.09           5.23           1.05          (1.07)          3.08
                                           ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.12)         (0.06)         (0.15)         (0.08)            --
                                           ----------     ----------     ----------     ----------     ----------
Net asset value, end of period             $    20.41     $    18.44     $    13.27     $    12.37     $     13.52
                                           ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                                11.33%         39.44%          8.53%         (7.92)%        29.50%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $   60,008     $   56,058     $   45,635     $   55,543     $   88,431
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                        0.84%          0.87%          0.87%          0.82%          0.87%
Ratio of net expenses to average net
   assets                                        0.70%          0.70%          0.70%          0.70%          0.70%
Ratio of net investment income (loss) to
   average net assets                            0.57%          0.35%          1.03%          0.47%          0.01%
Portfolio turnover rate (c)                       325%           350%           304%           202%           266%


(a)   Amount represents less than $0.01 per share.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 62               See Notes to Financial Statements

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NOTES TO FINANCIAL STATEMENTS
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                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2014

                                1. ORGANIZATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nineteen exchange-traded funds. This report covers the nine funds listed below:

      First Trust Dow Jones Select MicroCap Index Fund - (NYSE Arca, Inc.
         ("NYSE Arca") ticker "FDM")
      First Trust Morningstar Dividend Leaders Index Fund - (NYSE Arca
         ticker "FDL")
      First Trust US IPO Index Fund - (NYSE Arca ticker "FPX")
      First Trust NYSE Arca Biotechnology Index Fund - (NYSE Arca ticker "FBT") First Trust Dow Jones Internet Index Fund - (NYSE Arca ticker "FDN")
      First Trust Capital Strength ETF - (The NASDAQ(R) Stock Market, LLC
         ("NASDAQ") ticker "FTCS")
      First Trust Value Line(R) Equity Allocation Index Fund - (NYSE Arca ticker
         "FVI")(1)
      First Trust Value Line(R) Dividend Index Fund - (NYSE Arca ticker "FVD") First Trust Value Line(R) 100 Exchange-Traded Fund - (NYSE Arca ticker
         "FVL")

      (1) Effective January 9, 2015, First Trust Value Line(R) Equity Allocation Index Fund changed its name and ticker symbol to First Trust Total US Market AlphaDEX(R) ETF (NASDAQ ticker "TUSA")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                            INDEX
First Trust Dow Jones Select MicroCap Index Fund                Dow Jones Select MicroCap Index(SM)
First Trust Morningstar Dividend Leaders Index Fund             Morningstar(R) Dividend Leaders Index(SM)
First Trust US IPO Index Fund                                   IPOX(R)-100 U.S. Index
First Trust NYSE Arca Biotechnology Index Fund                  NYSE Arca Biotechnology Index(SM)
First Trust Dow Jones Internet Index Fund                       Dow Jones Internet Composite Index(SM)
First Trust Capital Strength ETF                                The Capital Strength Index(TM)
First Trust Value Line(R) Equity Allocation Index Fund          Value Line(R) Equity Allocation Index
First Trust Value Line(R) Dividend Index Fund                   Value Line(R) Dividend Index(TM)
First Trust Value Line(R) 100 Exchange-Traded Fund              Value Line(R) 100 Index


                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e. a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor") in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments will be valued as follows:

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2014



      Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Repurchase agreements will be fair valued as follows: Overnight repurchase agreements will be fair valued at cost. Term repurchase agreements (i.e., those whose maturity exceeds seven days) will be fair valued by the Pricing Committee at the average of the bid quotations obtained daily from at least two recognized dealers.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between the Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2014


The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of December 31, 2014, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from the Fund's investments in Master Limited Partnerships ("MLPs") generally are comprised of return of capital and investment income. The Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

Distributions received from a Fund's investments in real estate investment trust ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Accounting Standards Update No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11") requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. In addition, Accounting Standards Update No. 2013-1 "Clarifying the Scope of Offsetting Assets and Liabilities" ("ASU 2013-1"), specifies exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency) for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund's interest in the collateral is not enforceable.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the year ended December 31, 2014, were received as collateral for lending securities.

E. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2014


securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2014, only FPX, FBT and FDN have securities in the securities lending program. During the year ended December 31, 2014, FPX, FBT and FDN participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

F. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2014 was as follows:


                                                                    Distributions       Distributions       Distributions
                                                                        paid                paid                paid
                                                                    from Ordinary       from Capital         from Return
                                                                       Income               Gains            of Capital
                                                                   ---------------     ---------------     ---------------
First Trust Dow Jones Select MicroCap Index Fund                   $       512,148     $            --     $            --
First Trust Morningstar Dividend Leaders Index Fund                     27,604,717                  --                  --
First Trust US IPO Index Fund                                            4,268,031                  --                  --
First Trust NYSE Arca Biotechnology Index Fund                           1,076,820                  --                  --
First Trust Dow Jones Internet Index Fund                                       --                  --                  --
First Trust Capital Strength ETF                                         1,680,216                  --                  --
First Trust Value Line(R) Equity Allocation Index Fund                      55,881                  --                  --
First Trust Value Line(R) Dividend Index Fund                           24,031,395                  --                  --
First Trust Value Line(R) 100 Exchange-Traded Fund                         352,430                  --                  --

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2014

The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2013 was as follows:

                                                                                        DISTRIBUTIONS       DISTRIBUTIONS
                                                                    DISTRIBUTIONS           PAID                PAID
                                                                      PAID FROM         FROM CAPITAL         FROM RETURN
                                                                   ORDINARY INCOME          GAINS            OF CAPITAL
                                                                   ---------------     ---------------     ---------------
First Trust Dow Jones Select MicroCap Index Fund                   $       986,641     $            --     $            --
First Trust Morningstar Dividend Leaders Index Fund                     22,580,041                  --                  --
First Trust US IPO Index Fund                                              957,120                  --                  --
First Trust NYSE Arca Biotechnology Index Fund                                  --                  --                  --
First Trust Dow Jones Internet Index Fund                                       --                  --                  --
First Trust Capital Strength ETF                                           684,781                  --                  --
First Trust Value Line(R) Equity Allocation Index Fund                      43,260                  --                  --
First Trust Value Line(R) Dividend Index Fund                           16,843,619                  --                  --
First Trust Value Line(R) 100 Exchange-Traded Fund                         179,357                  --                  --


As of December 31, 2014, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                         ACCUMULATED
                                                                    UNDISTRIBUTED        CAPITAL AND       NET UNREALIZED
                                                                      ORDINARY              OTHER           APPRECIATION
                                                                       INCOME            GAIN (LOSS)       (DEPRECIATION)
                                                                   ---------------     ---------------     ---------------
First Trust Dow Jones Select MicroCap Index Fund                   $         2,224     $   (18,913,890)    $     5,130,348
First Trust Morningstar Dividend Leaders Index Fund                             --         (39,357,614)         60,001,415
First Trust US IPO Index Fund                                               32,444         (13,766,060)         70,275,217
First Trust NYSE Arca Biotechnology Index Fund                                  --         (12,830,204)        395,471,655
First Trust Dow Jones Internet Index Fund                                       --         (23,906,942)         55,959,283
First Trust Capital Strength ETF                                                --         (24,454,825)         10,704,402
First Trust Value Line(R) Equity Allocation Index Fund                          --          (5,064,831)            186,647
First Trust Value Line(R) Dividend Index Fund                                   --         (38,999,328)        122,735,789
First Trust Value Line(R) 100 Exchange-Traded Fund                              --         (83,951,813)          2,209,874


G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2011, 2012, 2013 and 2014 remain open to federal and state audit. As of December 31, 2014, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2014, the Funds had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2014


                                           CAPITAL LOSS  CAPITAL LOSS  CAPITAL LOSS  CAPITAL LOSS    POST-         TOTAL
                                            AVAILABLE     AVAILABLE     AVAILABLE     AVAILABLE    ENACTMENT -    CAPITAL
                                             THROUGH       THROUGH       THROUGH       THROUGH         NO          LOSS
                                               2015          2016          2017          2018      EXPIRATION    AVAILABLE
                                           ------------  ------------  ------------  ------------  -----------  -----------
First Trust Dow Jones Select MicroCap
     Index Fund                            $    910,503  $    902,807  $  3,227,616  $  5,096,533  $ 8,776,431  $18,913,890
First Trust Morningstar Dividend Leaders
     Index Fund                                 198,670    14,962,284    16,831,977       473,435    6,891,248   39,357,614
First Trust US IPO Index Fund                   740,683     2,682,788     1,127,563        65,058    9,149,968   13,766,060
First Trust NYSE Arca Biotechnology
     Index Fund                                      --     2,061,136     5,787,577     1,039,054    3,942,437   12,830,204
First Trust Dow Jones Internet Index Fund            --     6,295,170     1,163,966            --   16,447,806   23,906,942
First Trust Capital Strength ETF                180,261    11,401,861    11,336,270     1,367,556      168,877   24,454,825
First Trust Value Line(R) Equity
   Allocation Index Fund                      1,392,919     1,168,041     2,421,122            --       82,749    5,064,831
First Trust Value Line(R) Dividend Index
   Fund                                              --    18,915,138    19,646,203       437,987           --   38,999,328
First Trust Value Line(R) 100
   Exchange-Traded Fund                       1,905,072    47,805,834    29,477,928            --    4,762,979   83,951,813


During the taxable year ended December 31, 2014, the following Funds utilized capital loss carryforwards in the following amounts:

                                                                PRE-ENACTMENT CAPITAL LOSS     POST-ENACTMENT CAPITAL LOSS
                                                                  CARRYFORWARD UTILIZED           CARRYFORWARD UTILIZED
                                                                --------------------------     --------------------------
First Trust Dow Jones Select MicroCap Index Fund                       $       --                      $ 3,882,825
First Trust NYSE Arca Biotechnology Index Fund                                 --                       59,987,496
First Trust Dow Jones Internet Index Fund                                      --                        2,392,511
First Trust Value Line(R) Equity Allocation Index Fund                         --                          368,963
First Trust Value Line(R) Dividend Index Fund                           3,727,147                               --
First Trust Value Line(R) 100 Exchange-Traded Fund                             --                        6,155,428

During the taxable year ended December 31, 2014, the following Fund capital loss carryforwards expired in the following amount:


                                                                CAPITAL LOSS CARRYFORWARD
                                                                         EXPIRED
                                                                --------------------------
First Trust Dow Jones Select MicroCap Index Fund                       $ 1,604,481
First Trust Morningstar Dividend Leaders Index Fund                        202,279
First Trust US IPO Index Fund                                              303,759


In order to present paid-in capital and accumulated net realized gain (loss) on investments on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended December 31, 2014, the adjustments for each Fund were as follows:

                                                                     ACCUMULATED         ACCUMULATED NET
                                                                   NET INVESTMENT      REALIZED GAIN (LOSS)    PAID-IN
                                                                    INCOME (LOSS)         ON INVESTMENTS       CAPITAL
                                                                   ---------------       ---------------   ---------------
First Trust Dow Jones Select MicroCap Index Fund                   $        26,236       $    (3,932,420)   $    3,906,184
First Trust Morningstar Dividend Leaders Index Fund                        324,707           (56,401,956)       56,077,249
First Trust US IPO Index Fund                                                2,571           (29,554,519)       29,551,948
First Trust NYSE Arca Biotechnology Index Fund                             178,479          (249,336,725)      249,158,246
First Trust Dow Jones Internet Index Fund                                2,429,166          (348,347,597)      345,918,431
First Trust Capital Strength ETF                                            89,394            (5,668,691)        5,579,297
First Trust Value Line(R) Equity Allocation Index Fund                       1,148              (304,242)          303,094
First Trust Value Line(R) Dividend Index Fund                              308,043           (89,756,540)       89,448,497
First Trust Value Line(R) 100 Exchange-Traded Fund                          14,929              (580,955)          566,026

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2014


H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

The Advisor has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

FUND                                                        LICENSOR
First Trust Dow Jones Select MicroCap Index Fund            Dow Jones & Company, Inc.
First Trust Morningstar Dividend Leaders Index Fund         Morningstar, Inc.
First Trust US IPO Index Fund                               IPOX Schuster LLC
First Trust NYSE Arca Biotechnology Index Fund              NYSE Euronext
First Trust Dow Jones Internet Index Fund                   Dow Jones & Company, Inc.
First Trust Capital Strength ETF                            The NASDAQ OMX Group, Inc.
First Trust Value Line(R) Equity Allocation Index Fund      Value Line Publishing, Inc.(R)
First Trust Value Line(R) Dividend Index Fund               Value Line Publishing, Inc.(R)
First Trust Value Line(R)100 Exchange-Traded Fund           Value Line Publishing, Inc.(R)

The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreement. The respective Funds are required to pay licensing fees, which are shown on the Statements of Operations.

I. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2014-11, Transfers and Servicing (Topic
860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. A repurchase-to-maturity transaction is one where the repurchase agreement settles at the same time as the maturity of the transferred financial asset. These transactions, unlike other repurchase agreements, were accounted for as sales and purchases instead of being treated as secured borrowings. This ASU changes that accounting practice and treats all repurchase agreements as secured borrowings. The ASU additionally requires two new disclosures which are intended to: a) disclose information on transferred assets accounted for as sales in transactions that are economically similar to repurchase agreements, and b) provide increased transparency about the types of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings.

The ASU impacts all entities that enter into repurchase-to-maturity transactions, entities that account for these transactions as a sale and a purchase, and entities that engage in repurchase agreements and securities lending transactions.

The ASU is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds' financial statement disclosures.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For these services, First Trust is entitled to receive monthly fees from each Fund calculated at the following annual rates:

                                                                  % OF AVERAGE
                                                                DAILY NET ASSETS
                                                                ----------------
First Trust Dow Jones Select MicroCap Index Fund                     0.50%
First Trust Morningstar Dividend Leaders Index Fund                  0.30%
First Trust US IPO Index Fund                                        0.40%
First Trust NYSE Arca Biotechnology Index Fund                       0.40%
First Trust Dow Jones Internet Index Fund                            0.40%
First Trust Capital Strength ETF                                     0.50%
First Trust Value Line(R) Equity Allocation Index Fund               0.50%
First Trust Value Line(R) Dividend Index Fund                        0.50%
First Trust Value Line(R) 100 Exchange-Traded Fund                   0.50%

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2014



The Trust and the Advisor have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which the Advisor has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed the below amount as a percentage of average daily net assets per year (the "Expense Cap"). The Expense Cap will be in effect until at least April 30, 2015.


                                                                  EXPENSE CAP
                                                                ----------------
First Trust Dow Jones Select MicroCap Index Fund                     0.60%
First Trust Morningstar Dividend Leaders Index Fund                  0.45%
First Trust US IPO Index Fund                                        0.60%
First Trust NYSE Arca Biotechnology Index Fund                       0.60%
First Trust Dow Jones Internet Index Fund                            0.60%
First Trust Capital Strength ETF                                     0.65%
First Trust Value Line(R) Equity Allocation Index Fund               0.70%
First Trust Value Line(R) Dividend Index Fund                        0.70%
First Trust Value Line(R) 100 Exchange-Traded Fund                   0.70%

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee was waived or expense was reimbursed, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees were waived by First Trust. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the year ended December 31, 2014 and the fees waived or expenses borne by the Advisor subject to recovery from each applicable Fund for the periods indicated were as follows:

                                                                                         Fees Waived or Expenses Borne
                                                                                         by Advisor Subject to Recovery
                                                                            --------------------------------------------------------
                                                 ADVISORY                       YEAR          YEAR           YEAR
                                                   FEE          EXPENSE        ENDED         ENDED          ENDED
                                                 WAIVERS     REIMBURSEMENT   12/31/2012    12/31/2013     12/31/2014       TOTAL
                                                ----------   -------------  ------------  ------------   ------------   ------------
First Trust Dow Jones Select MicroCap
     Index Fund                                 $   66,284   $          --  $     79,603  $    115,749   $     66,284   $    261,636
First Trust Morningstar Dividend Leaders
     Index Fund                                    273,147              --       322,632       269,543        273,147        865,322
First Trust US IPO Index Fund                       23,043              --        76,150        70,526         23,043        169,719
First Trust NYSE Arca Biotechnology Index Fund          --              --            --            --             --             --
First Trust Dow Jones Internet Index Fund               --              --            --            --             --             --
First Trust Capital Strength ETF                     4,069              --        59,498        49,536          4,069        113,103
First Trust Value Line(R) Equity Allocation
     Index Fund                                     26,091         102,599        59,245        59,346        128,690        247,281
First Trust Value Line(R) Dividend Index Fund      408,933              --       350,127       391,960        408,933      1,151,020
First Trust Value Line(R) 100 Exchange-Traded
     Fund                                           85,675              --        88,774        81,246         85,675        255,695

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the servicing agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BNYM is responsible for custody of the Trust's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Trust. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2014

                      4. PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2014, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                      PURCHASES                SALES
                                                                   ---------------        ---------------
First Trust Dow Jones Select MicroCap Index Fund                   $    34,829,168        $    34,761,724
First Trust Morningstar Dividend Leaders Index Fund                    313,014,959            311,168,349
First Trust US IPO Index Fund                                          221,043,446            219,747,735
First Trust NYSE Arca Biotechnology Index Fund                         843,642,230            819,286,078
First Trust Dow Jones Internet Index Fund                              516,834,272            519,984,897
First Trust Capital Strength ETF                                        67,528,361             67,463,682
First Trust Value Line(R) Equity Allocation Index Fund                   9,548,079              9,557,104
First Trust Value Line(R) Dividend Index Fund                          565,821,039            565,071,367
First Trust Value Line(R) 100 Exchange-Traded Fund                     192,657,308            192,553,046

For the year ended December 31, 2014, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                      PURCHASES                SALES
                                                                   ---------------        ---------------
First Trust Dow Jones Select MicroCap Index Fund                   $            --        $    38,817,640
First Trust Morningstar Dividend Leaders Index Fund                    491,808,859            258,465,600
First Trust US IPO Index Fund                                          266,525,896            127,025,810
First Trust NYSE Arca Biotechnology Index Fund                       1,216,581,030            580,925,562
First Trust Dow Jones Internet Index Fund                            1,278,624,595          1,223,853,793
First Trust Capital Strength ETF                                        53,108,855             43,251,372
First Trust Value Line(R) Equity Allocation Index Fund                   1,260,694              1,276,717
First Trust Value Line(R) Dividend Index Fund                          720,677,479            541,597,412
First Trust Value Line(R) 100 Exchange-Traded Fund                       8,781,915             10,465,129

                   5. CREATION, REDEMPTION & TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per Share of each Fund on the transaction date times the number of Shares in a Creation Unit. Purchasers of Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

             NUMBER OF SECURITIES               CREATION
              IN A CREATION UNIT             TRANSACTION FEE
            ----------------------          -----------------
                     1-100                       $  500
                   101-200                       $1,000
                   201-300                       $1,500
                   301-400                       $2,000
                   401-500                       $2,500
                   501-600                       $3,000
                   601-700                       $3,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per Share of a Fund on the transaction date times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2014


Parties redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

             NUMBER OF SECURITIES              REDEMPTION
              IN A CREATION UNIT             TRANSACTION FEE
            ----------------------          -----------------
                     1-100                       $  500
                   101-200                       $1,000
                   201-300                       $1,500
                   301-400                       $2,000
                   401-500                       $2,500
                   501-600                       $3,000
                   601-700                       $3,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to contractual arrangements, no 12b-1 fees will be paid any time before April 30, 2015 (April 30, 2016 for First Trust Total US Market AlphaDEX(R) ETF (TUSA)).

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there was the following subsequent event:

Effective January 9, 2015, the First Trust Value Line(R) Equity Allocation Index Fund changed its name to First Trust Total US Market AlphaDEX(R) ETF and began trading under its new ticker symbol "TUSA" on the NASDAQ.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST EXCHANGE-TRADED FUND:

We have audited the accompanying statements of assets and liabilities of First Trust Dow Jones Select MicroCap Index Fund, First Trust Morningstar Dividend Leaders Index Fund, First Trust US IPO Index Fund, First Trust NYSE Arca Biotechnology Index Fund, First Trust Dow Jones Internet Index Fund, First Trust Capital Strength ETF, First Trust Value Line(R) Equity Allocation Index Fund, First Trust Value Line(R) Dividend Index Fund, and First Trust Value Line(R) 100 Exchange-Traded Fund (collectively, the "Funds"), each a series of the First Trust Exchange-Traded Fund (the "Trust"), including the portfolios of investments, as of December 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014 by correspondence with the Trust's custodian and brokers; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above included in the First Trust Exchange-Traded Fund, as of December 31, 2014, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 25, 2015

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2014 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                            FEDERAL TAX INFORMATION

For the taxable year ended December 31, 2014, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

                                                                          Dividends Received Deduction
                                                                         ------------------------------
First Trust Dow Jones Select MicroCap Index Fund                                    100.00%
First Trust Morningstar Dividend Leaders Index Fund                                 100.00%
First Trust US IPO Index Fund                                                       100.00%
First Trust NYSE Arca Biotechnology Index Fund                                      100.00%
First Trust Dow Jones Internet Index Fund                                               --
First Trust Capital Strength ETF                                                    100.00%
First Trust Value Line(R) Equity Allocation Index Fund                              100.00%
First Trust Value Line(R) Dividend Index Fund                                        93.76%
First Trust Value Line(R) 100 Exchange-Traded Fund                                  100.00%


For the taxable year ended December 31, 2014, the following percentages of income dividends paid by the Funds is hereby designated as qualified dividend income:

                                                                           Qualified Dividend Income
                                                                         ------------------------------
First Trust Dow Jones Select MicroCap Index Fund                                    100.00%
First Trust Morningstar Dividend Leaders Index Fund                                 100.00%
First Trust US IPO Index Fund                                                       100.00%
First Trust NYSE Arca Biotechnology Index Fund                                      100.00%
First Trust Dow Jones Internet Index Fund                                               --
First Trust Capital Strength ETF                                                    100.00%
First Trust Value Line(R) Equity Allocation Index Fund                              100.00%
First Trust Value Line(R) Dividend Index Fund                                       100.00%
First Trust Value Line(R) 100 Exchange-Traded Fund                                  100.00%


                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS --THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND.

The following summarizes some of the risks that should be considered for the Funds.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Overall stock market values could decline generally or could underperform other investments.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2014 (UNAUDITED)

An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the Fund shares' net asset value. Unlike shares of open-end funds, investors are generally not able to purchase exchange-traded fund ("ETF") shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of ETF shares called creation units can be purchased from, or redeemed to, a Fund.

Each Fund is subject to index tracking risk. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of the index that the Fund seeks to track.

Each Fund's return may not match the return of the index it seeks to track for a number of reasons. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between a Fund's performance and the performance of its corresponding index, there can be no assurance that a Fund will be able to achieve such a correlation. Accordingly, each Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of its corresponding index.

Each Fund is also exposed to additional market risk due to a policy of investing principally in the securities included in its corresponding index. As a result of such policies, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. As a result, each Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the index the Fund seeks to track.

Each Fund relies on a license from an index provider that permits the Fund to use its corresponding index and associated trade names and trademarks in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the respective index provider and, as a result, each Fund may lose its ability to use such intellectual property. There is also no guarantee that the index provider has all rights to license the respective intellectual property to First Trust, on behalf of the Fund. Accordingly, in the event the license is terminated or the index provider does not have rights to license the particular intellectual property, it may have a significant effect on the operation of the related Fund.

Each Fund is subject to issuer specific changes risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Each Fund will be concentrated in the securities of companies of a given industry if the Fund's corresponding index is concentrated in such industry. A concentration makes a Fund more susceptible to any single occurrence affecting the related industry and may subject a Fund to greater market risk than less concentrated funds. With the exception of First Trust Dow Jones Select MicroCap Index Fund, First Trust Value Line(R) Dividend Index Fund, First Trust Value Line(R) Equity Allocation Index Fund and First Trust Value Line(R) 100 Exchange-Traded Fund, each Fund is considered to be non-diversified. As a result, those Funds are exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, changes in the market value of a single portfolio security could cause greater fluctuations in share price than would occur in a diversified fund. Furthermore, non-diversified funds are more susceptible to any single political, regulatory or economic occurrence.

The Funds are not actively managed. The Funds may be affected by a general decline in certain market segments relating to their corresponding index. The Funds invests in securities included in or representative of their corresponding index regardless of their investment merit. The Funds generally will not attempt to take defensive positions in declining markets.

The First Trust Dow Jones Select MicroCap Index Fund invests in micro-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, may be less liquid, and may experience greater price volatility than larger, more established companies.

The First Trust Dow Jones Internet Index Fund invests in stocks of companies in the technology sector. You should be aware that an investment in a portfolio which invests in a particular sector involves additional risks, including limited diversification. The companies engaged in the technology sector are subject to fierce competition and high research and development costs, and their products and services may be subject to rapid obsolescence.

The First Trust NYSE Arca Biotechnology Index Fund is concentrated in stocks of companies in the biotechnology sector. You should be aware that an investment in a portfolio which is concentrated in a particular sector involves additional risks, including limited diversification. The companies engaged in the biotechnology sector are subject to fierce competition, substantial research and development costs, governmental regulations and pricing constraints, and their products and services may be subject to rapid obsolescence.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2014 (UNAUDITED)

The First Trust NYSE Arca Biotechnology Index Fund and First Trust Capital Strength ETF invest in the securities of companies in the health care sector. Because companies in the health care sector are involved in medical services or health care including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services, general problems of these companies include extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulations.

The First Trust US IPO Index Fund invests in companies that have recently conducted an initial public offering. The stocks of such companies are often subject to extreme price volatility and speculative trading.

The First Trust Value Line(R) Equity Allocation Index Fund and First Trust Dow Jones Select Micro Cap Index Fund invest in securities of companies in the financials sector. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently enacted legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations. The downturn in the U.S. and world economies has adversely affected banks, thrifts and other companies in the financials sector.

The First Trust Dow Jones Internet Index Fund invests in securities of companies in the information technology industry. Information technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; and aggressive pricing and reduced profit margins.

The First Trust US IPO Index Fund, First Trust Value Line(R) 100 Exchange Traded Fund and First Trust Dow Jones Internet Index Fund invest in the securities of companies in the consumer discretionary sector. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

The First Trust Morningstar Dividend Leaders Index Fund and First Trust Value Line(R) Dividend Index Fund invest in the securities of utilities companies. Utilities companies are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. Utilities issuers have been experiencing certain of these problems to varying degrees.

The First Trust Dow Jones Internet Index Fund invests in the securities of Internet companies. Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards and frequent new product introductions. The Fund's investment in Internet companies may also be subject to the risk of owning small capitalization companies that have recently begun operations.

With the exception of First Trust Capital Strength ETF and First Trust Dow Jones Select MicroCap Index Fund, the Funds may invest in small capitalization and mid-capitalization companies. Such companies' securities may be less liquid and may experience greater price volatility than securities of larger, more established companies.

Because a Fund's corresponding index may include American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and/or stocks of non-U.S. companies, the investments of certain Funds, including but not limited to, the First Trust Value Line(R) 100 Exchange-Traded Fund, involves risks of investing in non-U.S. securities that are in addition to the risk associated with domestic securities. Non-U.S. companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, non-U.S. accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, non-U.S. companies are exposed to additional economic, political, social or diplomatic events. ADRs and ADSs also involve substantially identical risks to those associated with investments in non-U.S. securities. In addition, the issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

          NOT FDIC INSURED      NOT BANK GUARANTEED      MAY LOSE VALUE

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2014 (UNAUDITED)


The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                    NUMBER OF           OTHER
                                                                                                  PORTFOLIOS IN    TRUSTEESHIPS OR
                                                                                                 THE FIRST TRUST    DIRECTORSHIPS
       NAME, ADDRESS,             TERM OF OFFICE                                                  FUND COMPLEX     HELD BY TRUSTEE
      DATE OF BIRTH AND           AND YEAR FIRST               PRINCIPAL OCCUPATIONS               OVERSEEN BY       DURING PAST
   POSITION WITH THE TRUST     ELECTED OR APPOINTED             DURING PAST 5 YEARS                  TRUSTEE           5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term     Physician; President, Wheaton Orthopedics;        114        None
c/o First Trust Advisors L.P.                        Limited Partner, Gundersen Real Estate
120 East Liberty Drive,        o Since Inception     Limited Partnership; Member, Sportmed LLC
  Suite 400
Wheaton, IL 60187
D.O.B.: 04/51


Thomas R. Kadlec, Trustee      o Indefinite Term     President (March 2010 to Present), Senior         114        Director of ADM
c/o First Trust Advisors L.P.                        Vice President and Chief Financial Officer                   Investor Services,
120 East Liberty Drive,        o Since Inception     (May 2007 to March 2010), ADM Investor                       Inc., and ADM
  Suite 400                                          Services, Inc. (Futures Commission                           Investor Services,
Wheaton, IL 60187                                    Merchant)                                                    International and
D.O.B.: 11/57                                                                                                     Futures Industry
                                                                                                                  Association


Robert F. Keith, Trustee       o Indefinite Term     President (2003 to Present), Hibs                 114        Director of Trust
c/o First Trust Advisors L.P.                        Enterprises (Financial and Management                        Company of
120 East Liberty Drive,        o Since Inception     Consulting)                                                  Illinois
  Suite 400
Wheaton, IL 60187
D.O.B.: 11/56


Niel B. Nielson, Trustee       o Indefinite Term     Managing Director and Chief Operating             114        Director of
c/o First Trust Advisors L.P.                        Officer (January 2015 to Present),Pelita                     Covenant
120 East Liberty Drive,        o Since Inception     Harapan Educational Foundation(Educational                   Transport, Inc.
  Suite 400                                          Products and Services); President and Chief                  (May 2003 to
Wheaton, IL 60187                                    Executive Officer (June 2012 to September                    May 2014)
D.O.B.: 03/54                                        2014), Servant Interactive LLC (Educational
                                                     Products and Services); President and Chief
                                                     Executive Officer (June 2012 to September
                                                     2014), Dew Learning LLC (Educational
                                                     Products and Services); President
                                                     (June 2002 to June 2012), Covenant College

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

James A. Bowen(1), Trustee,    o Indefinite Term     Chief Executive Officer (December 2010 to         114        None
Chairman of the Board                                Present), President (until December 2010),
120 East Liberty Drive,        o Since Inception     First Trust Advisors L.P. and First Trust
  Suite 400                                          Portfolios L.P.; Chairman of the Board of
Wheaton, IL 60187                                    Directors, BondWave LLC (Software
D.O.B.: 09/55                                        Development Company/Investment Advisor
                                                     and Stonebridge Advisors LLC (Investment
                                                     Advisor)

-------------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2014 (UNAUDITED)

                                   POSITION AND            TERM OF OFFICE
    NAME, ADDRESS                    OFFICES               AND LENGTH OF                       PRINCIPAL OCCUPATIONS
  AND DATE OF BIRTH                 WITH TRUST                SERVICE                           DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
Mark R. Bradley              President and Chief        o Indefinite Term      Chief Operating Officer (December 2010 to Present)
120 E. Liberty Drive,        Executive Officer                                 and Chief Financial Officer, First Trust Advisors
   Suite 400                                            o Since January 2012   L.P. and First Trust Portfolios L.P.; Chief Financial
Wheaton, IL 60187                                                              Officer, BondWave LLC (Software Development
D.O.B.: 11/57                                                                  Company/Investment Advisor) and Stonebridge
                                                                               Advisors LLC (Investment Advisor)

James M. Dykas               Treasurer, Chief           o Indefinite Term      Controller (January 2011 to Present), Senior Vice
120 E. Liberty Drive,        Financial Officer and                             President (April 2007 to Present), First Trust
   Suite 400                 Chief Accounting Officer   o Since January 2012   Advisors L.P. and First Trust Portfolios L.P.
Wheaton, IL 60187
D.O.B.: 01/66

W. Scott Jardine             Secretary and Chief        o Indefinite Term      General Counsel, First Trust Advisors L.P. and First
120 E. Liberty Drive,        Legal Officer                                     Trust Portfolios L.P.; Secretary and General Counsel,
   Suite 400                                            o Since Inception      BondWave LLC (Software Development Company/
Wheaton, IL 60187                                                              Investment Advisor); Secretary of Stonebridge
D.O.B.: 05/60                                                                  Advisors LLC (Investment Advisor)

Daniel J. Lindquist          Vice President             o Indefinite Term      Managing Director (July 2012 to Present), Senior
120 E. Liberty Drive,                                                          Vice President (September 2005 to July 2012),
   Suite 400                                            o Since Inception      First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187                                                              L.P.
D.O.B.: 02/70

Kristi A. Maher              Chief Compliance Officer   o Indefinite Term      Deputy General Counsel, First Trust Advisors
120 E. Liberty Drive,        and Assistant Secretary                           L.P. and First Trust Portfolios L.P.
   Suite 400                                            o Chief Compliance
Wheaton, IL 60187                                         Officer since
D.O.B.: 12/66                                             January 2011

                                                        o Assistant Secretary
                                                          since Inception

Roger F. Testin              Vice President             o Indefinite Term      Senior Vice President, (November 2003 to Present),
120 E. Liberty Drive,                                                          Vice President (August 2001 to November 2003),
   Suite 400                                            o Since Inception      First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187                                                              L.P.
D.O.B.: 06/66

Stan Ueland                  Vice President             o Indefinite Term      Senior Vice President (September 2012 to Present),
120 E. Liberty Drive,                                                          Vice President (August 2005 to September 2012),
   Suite 400                                            o Since Inception      First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187                                                              L.P.
D.O.B.: 11/70

-------------------
(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

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PRIVACY POLICY
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2014 (UNAUDITED)


PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund.

PRIVACY ONLINE

We allow third-party companies, including AddThis, to collect certain anonymous information when you visit our website. These companies may use non-personally identifiable information during your visits to this and other websites in order to provide advertisements about goods and services likely to be of greater interest to you. These companies typically use a cookie, third party web beacon or pixel tags, to collect this information. To learn more about this behavioral advertising practice, you can visit www.networkadvertising.org.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, we restrict access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

                              This page intentionally left blank.

FIRST TRUST

First Trust Exchange-Traded Fund

INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund
Book 2


First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund (QCLN) First Trust S&P REIT Index Fund (FRI)
First Trust ISE Water Index Fund (FIW)
First Trust ISE-Revere Natural Gas Index Fund (FCG)
First Trust ISE Chindia Index Fund (FNI)
First Trust NASDAQ(R) ABA Community Bank Index Fund (QABA)
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund (VIXH)


Annual Report

December 31, 2014

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2014

Shareholder Letter...........................................................  2
Market Overview..............................................................  3
Fund Performance Overview
   First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)...................  4
   First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)................  6
   First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT).............  8
   First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund (QCLN)........ 10
   First Trust S&P REIT Index Fund (FRI)..................................... 12
   First Trust ISE Water Index Fund (FIW).................................... 14
   First Trust ISE-Revere Natural Gas Index Fund (FCG)....................... 16
   First Trust ISE Chindia Index Fund (FNI).................................. 18
   First Trust NASDAQ(R) ABA Community Bank Index Fund (QABA)................ 20
   First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund (VIXH).............. 22
Notes to Fund Performance Overview........................................... 24
Understanding Your Fund Expenses............................................. 25
Portfolio of Investments
   First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)................... 27
   First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)................ 30
   First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)............. 31
   First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund (QCLN)........ 33
   First Trust S&P REIT Index Fund (FRI)..................................... 36
   First Trust ISE Water Index Fund (FIW).................................... 39
   First Trust ISE-Revere Natural Gas Index Fund (FCG)....................... 40
   First Trust ISE Chindia Index Fund (FNI).................................. 42
   First Trust NASDAQ(R) ABA Community Bank Index Fund (QABA)................ 45
   First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund (VIXH).............. 47
Statements of Assets and Liabilities......................................... 54
Statements of Operations..................................................... 56
Statements of Changes in Net Assets.......................................... 58
Financial Highlights......................................................... 62
Notes to Financial Statements................................................ 67
Report of Independent Registered Public Accounting Firm...................... 78
Additional Information ...................................................... 79
Board of Trustees and Officers............................................... 83
Privacy Policy............................................................... 85

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--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               DECEMBER 31, 2014


Dear Shareholders:

I am pleased to present you with the annual report for your investment in First Trust Exchange-Traded Fund (the "Trust"). This report provides detailed information about the Trust, including a performance review and the financial statements for the 12 months ended December 31, 2014. I encourage you to read this document and discuss it with your financial advisor.

Although markets have seemed choppy over the past 12 months, the U.S. has shown sustained growth over the period. In fact, the S&P 500(R) Index, as measured on a total return basis, rose 13.69% in the time covered by this report. First Trust Advisors L.P. ("First Trust") believes that staying invested in quality products through different types of markets can benefit investors over the long term.

First Trust is pleased to offer a variety of products that we believe could fit the financial plans for many investors seeking long-term investment success. We invite you to look at our investment products with your financial advisor to determine if any of them might fit your financial goals. We believe that regularly discussing your financial objectives and investment options with your financial advisor can help keep you on track.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                                 ANNUAL REPORT
                               DECEMBER 31, 2014

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 24 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE ECONOMY/INVESTING

The current U.S. economic recovery is 66 months old (June 2009 - December 2014). From June 2009 - December 2014, GDP growth averaged 2.2%, according to the Bureau of Economic Analysis. Following what had been characterized as a weather-induced slowdown in the first quarter of 2014 (GDP was -2.1% annualized), the rate of GDP growth bounced back markedly in the second quarter (GDP was 4.6% annualized) and in the third quarter (GDP was 5.0% annualized). The U.S. GDP forecast for 2015 from the International Monetary Fund (IMF) calls for a 3.1% growth rate, which is stronger than the 2.2% growth rate posted so far in the current economic recovery. The last time U.S. GDP growth was 3.0% or higher was in 2005 (3.3%). The IMF sees the global economy growing by 3.8% in 2015.

In 2014, the combination of a pickup in job growth (nonfarm payrolls) and GDP growth in the U.S. failed to ignite any meaningful inflationary pressures. Nonfarm payrolls grew by an average of 233,540 per month in 2014, up from an average of 195,770 in 2013 and 187,080 in 2012, according to data from the Bureau of Labor Statistics. At the beginning of the recovery in 2009, many economists stated that the U.S. would need to create roughly 250,000 new jobs per month to make a serious dent in unemployment. While the 233,540 average posted in 2014 falls a bit short of that demarcation line, the number of jobs created in each the last four months of the year did eclipse that mark.

One of the areas of the U.S. economy to monitor in 2015 is manufacturing. While it has helped drive the U.S. economic recovery to date, one key indicator, capacity utilization, has yet to ascend to the levels maintained in 2006 and 2007, when it averaged 80.4% for the year, according to data from the Federal Reserve. Only once in this 66-month recovery has it topped 80%, and that was in November 2014.

U.S. STOCKS AND BONDS

In 2014, all of the major U.S. stock indices posted positive total returns. The S&P 500(R) Index, S&P MidCap 400(R) Index and S&P SmallCap 600(R) Index were up 13.69%, 9.77% and 5.76%, respectively, according to Bloomberg. All but one of the 10 major S&P 500(R) Index sectors posted positive total returns. The top-performing sector indices were the S&P 500(R) Utilities Index, S&P 500(R) Health Care Index and the S&P 500(R) Information Technology Index, up 28.98%, 25.34% and 20.12%, respectively. The only sector index down in 2014 was the S&P 500(R) Energy Index, which posted a total return of -7.79%. Volatility in the equities markets, which has been relatively subdued over the past couple of years, did spike a bit in the second half of 2014. The Chicago Board Options Exchange Market Volatility Index (the "VIX Index"),, which tracks the S&P 500(R) Index, rose from a reading of 11.57 on June 30, 2014 to 19.20 on December 31, 2014. Over the past 25 years, the VIX Index has averaged 19.97, according to data from Bloomberg.

The estimated earnings growth rates for 2015 for the S&P 500(R) Index, S&P MidCap 400(R) Index and S&P SmallCap 600(R) Index were 12.19%, 29.78% and 30.90%, respectively, as of December 31, 2014, according to S&P Dow Jones Indices. We believe that corporate earnings drive the direction of stock prices over time, especially when the market is setting record highs. The all-time high (2090.57) for the S&P 500(R) Index was set on December 29, 2014. The potential for higher corporate earnings and GDP growth in 2015 are reasons to be optimistic, in our opinion.

In the U.S. bond market, the top-performing major debt group in 2014 was municipal bonds. The Barclays Municipal Bond: Long Bond 22+ Index posted a total return of 15.39%. The next closest domestic category was mortgages, up 6.03%, as measured by the Barclays GNMA (30 Year) Index. Fixed-income securities benefited from the retrenchment in interest rates in 2014. The yield on the benchmark 10-Year Treasury note, which had spiked 127 basis points in 2013, declined by 86 basis points in 2014, from 3.03% to 2.17%. Investors should take note that many economists believe the Federal Reserve could begin raising interest rates in 2015, perhaps by midyear.

FOREIGN STOCKS AND BONDS

The U.S. dollar ("USD") rose 12.79% against a basket of major currencies in 2014, as measured by the U.S. Dollar Index. The entire move up came in the second half of the year. That strong of a move certainly had a major impact on the returns for those U.S. investors holding foreign securities. Foreign bond indices generated modest returns in 2014. The Barclays EM Hard Currency Aggregate Index of emerging markets debt posted a total return of 3.13% (USD), while the Barclays Global Aggregate Index of higher quality debt rose by 0.59%
(USD). Foreign equities did not perform as well. The MSCI Emerging Markets Index of stocks posted a total return of -2.19% (USD), while the MSCI World Index (excluding the U.S.) posted a total return of -4.32% (USD).

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)

The First Trust NASDAQ-100 Equal Weighted Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Equal Weighted Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is the equal-weighted version of the NASDAQ-100 Index(R) which includes 100 of the largest non-financial securities listed on the NASDAQ(R) based on market capitalization. The Index contains the same securities as the NASDAQ-100 Index(R), but each of the securities is initially set at a weight of 1.00% of the Index and is rebalanced quarterly. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was April 25, 2006.

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PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                          AVERAGE ANNUAL                  CUMULATIVE
                                                                           TOTAL RETURNS                TOTAL RETURNS
                                                           1 Year     5 Years       Inception      5 Years       Inception
                                                           Ended       Ended        (4/19/06)       Ended        (4/19/06)
                                                          12/31/14    12/31/14     to 12/31/14    12/31/14      to 12/31/14

FUND PERFORMANCE
NAV                                                        19.13%      17.68%         9.65%        125.73%        122.83%
Market Value                                               19.21%      17.68%         9.66%        125.71%        123.03%

INDEX PERFORMANCE
NASDAQ-100 Equal Weighted Index(SM)                        19.84%      18.43%        10.33%        132.96%        135.28%
S&P 500(R) Index                                           13.69%      15.45%         7.61%        105.14%        89.24%
NASDAQ-100 Index(R)                                        19.40%      19.23%        11.79%        140.97%        163.91%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 19.13% during the 12-month period covered by this report. During the same period, the NASDAQ-100 Index(R) ("benchmark") generated a return of 19.40%. The Information Technology sector was the top-contributing sector in the Fund with a 10.3% contribution. The Fund allocated 42.1% of its average weight to the sector, which returned 24.8%. Solid performance from the Health Care sector helped it be the second-best contributing sector with a 5.0% contribution to the Fund's return. The Fund's holdings in the sector returned 35.8% and comprised 14.3% of the Fund's average weight. The Biotechnology industry was the main driver of the Health Care sector's performance. Vertex Pharmaceuticals, Inc. (59.9% return), Regeneron Pharmaceuticals, Inc. (49.1%), and Amgen, Inc. (42.2%) boosted the performance of the Fund's Biotechnology holdings to 41.4%. The Telecommunications sector was a drag on the Fund's return. Due to the performance of VimpelCom Ltd. (-67.6%) and Vodafone Group Plc (-27.8%), the Fund's performance in the Telecommunications sector was -26.1%. However, the Fund's low average weight in the sector (2.9%) limited the damage and the sector only detracted -0.8% from the Fund's return. The Fund and its benchmark had very similar performance as the Fund is an equally weighted version of the benchmark. The Fund's relative performance was hindered by being underweight Apple, Inc. (40.6% return), but benefited from being underweight Amazon, Inc. (-22.1% return), Google, Inc., Class A (-4.9%) and Google, Inc. Class C (-5.7%).

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NASDAQ(R), NASDAQ-100(R), NASDAQ-100 Index(R), and NASDAQ-100 Equal Weighted Index(SM) are trademarks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the Corporations) and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Information Technology                       41.81%
Consumer Discretionary                       27.49
Health Care                                  13.70
Industrials                                   7.06
Consumer Staples                              5.95
Telecommunication Services                    2.98
Materials                                     1.01
                                            -------
   Total                                    100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Mattel, Inc.                                  1.06%
American Airlines Group, Inc.                 1.06
Express Scripts Holding Co.                   1.05
Bed Bath & Beyond, Inc.                       1.04
Ross Stores, Inc.                             1.04
Amazon.com, Inc.                              1.04
Whole Foods Market, Inc.                      1.04
Starbucks Corp.                               1.04
Staples, Inc.                                 1.04
Tractor Supply Co.                            1.03
                                            -------
   Total                                     10.44%
                                            =======

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       APRIL 19, 2006 - DECEMBER 31, 2014

         First Trust NASDAQ-100     S&P 500(R)    NASDAQ-100 Equal    NASDAQ-100
        Equal Weighted Index Fund     Index      Weighted Index(SM)    Index(R)
04/06            $10,000             $10,000          $10,000          $10,000
12/06             10,060              10,975           10,097           10,168
06/07             11,050              11,739           11,117           11,217
12/07             11,040              11,579           11,142           12,124
06/08              9,673              10,199            9,785           10,708
12/08              6,187               7,295            6,292            7,084
06/09              7,653               7,526            7,803            8,671
12/09              9,871               9,225           10,100            10954
06/10              9,314               8,612            9,561           10,278
12/10             11,968              10,616           12,321           13,161
06/11             12,867              11,254           13,288           13,849
12/11             11,636              10,839           12,063           13,645
06/12             12,704              11,868           13,203           15,750
12/12             13,365              12,574           13,927           16,145
06/13             15,450              14,312           16,172           17,774
12/13             18,704              16,646           19,636           22,109
06/14             20,197              17,835           21,268           23,849
12/14             22,283              18,927           23,531           26,395


FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through December 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             155             1              0            0
01/01/11 - 12/31/11             151             0              0            0
01/01/12 - 12/31/12             157             0              0            0
01/01/13 - 12/31/13             203             0              0            0
01/01/14 - 12/31/14             161             3              0            0

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                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10              95             1              0            0
01/01/11 - 12/31/11             101             0              0            0
01/01/12 - 12/31/12              92             1              0            0
01/01/13 - 12/31/13              49             0              0            0
01/01/14 - 12/31/14              87             1              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC)

The First Trust NASDAQ-100-Technology Sector Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Technology Sector Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is an equal-weighted index based on the securities of the NASDAQ-100 Index(R) that are classified as "technology" according to the Industry Classification Benchmark classification system. The NASDAQ-100 Index(R), includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ(R) based on market capitalization. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was April 25, 2006.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL                CUMULATIVE
                                                                            TOTAL RETURNS               TOTAL RETURNS
                                                           1 Year     5 Years       Inception     5 Years        Inception
                                                           Ended       Ended        (4/19/06)      Ended         (4/19/06)
                                                          12/31/14    12/31/14     to 12/31/14    12/31/14      to 12/31/14

FUND PERFORMANCE
NAV                                                        24.83%      16.44%         9.86%       114.01%         126.56%
Market Value                                               24.87%      16.42%         9.87%       113.84%         126.82%

INDEX PERFORMANCE
NASDAQ-100 Technology Sector Index(SM)                     25.64%      17.17%        10.55%       120.84%         139.34%
S&P 500 Information Technology Index                       20.12%      14.86%         9.49%        99.89%         120.10%
S&P 500(R) Index                                           13.69%      15.45%         7.61%       105.14%          89.24%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 24.83% during the 12-month period covered by this report. During the same period, the S&P 500 Information Technology Index ("benchmark") generated a return of 20.12%. The Semiconductor industry was the heaviest-weighted, top-performing, and best-contributing industry in the Fund. The Fund's Semiconductor holdings comprised 34.5% of the Fund's weight and returned 34.3% resulting in an 11.6% contribution to return. The Internet Software & Services industry was the Fund's second best-contributing industry at 4.0%. The Fund's holdings in the industry returned 23.3% and comprised 16.1% of the Fund's average weight. Strong returns from Facebook, Inc., Class A (42.7%), Akamai Technologies, Inc. (33.4%), and Equinix, Inc. (32.7%) helped the industry's return. Relative to its benchmark, the Fund outperformed. The previously mentioned Semiconductor industry was the leading cause of outperformance, as the Fund was overweight the industry 34.5% vs. 12.0%. The Fund gained additional outperformance in the Internet Software & Services industry where the Fund's holdings returned 23.3% vs. 8.0% for the benchmark's constituents. Furthermore, the Fund's relative performance benefited from an underweight position (2.8% vs. 18.4% average weight) in the weak-performing IT Services industry. Some of the Fund's outperformance was reversed in the Technology Hardware Storage & Peripherals industry where the Fund underperformed (28.9% vs. 38.0% return) and was underweight (12.5% vs. 23.3% average weight). Most of the performance and weighting difference in the industry came from the Fund's underweight position in Apple, Inc. (2.6% vs. 17.4% average weight), which returned 40.6%.

-------------------
NASDAQ(R), NASDAQ-100(R), NASDAQ-100 Index(R), and NASDAQ-100 Technology Sector Index(SM) are trademarks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the Corporations) and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Information Technology                       92.19%
Health Care                                   5.25
Consumer Discretionary                        2.56
                                            -------
   Total                                    100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Catamaran Corp.                               2.66%
Micron Technology, Inc.                       2.62
QUALCOMM, Inc.                                2.62
Broadcom Corp., Class A                       2.61
Citrix Systems, Inc.                          2.61
KLA-Tencor Corp.                              2.61
Xilinx, Inc.                                  2.60
Cerner Corp.                                  2.60
Avago Technologies Ltd.                       2.59
Check Point Software Technologies Ltd.        2.59
                                            -------
   Total                                     26.11%
                                            =======

                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        APRIL 19, 2006 - DECEMBER 31, 2014

           First Trust           NASDAQ-100
      NASDAQ-100-Technology   Technology Sector   S&P 500 Information   S&P 500(R)
        Sector Index Fund         Index(SM)        Technology Index       Index
04/06        $10,000               $10,000              $10,000          $10,000
12/06          9,985                10,020               10,296           10,975
06/07         10,925                10,989               11,256           11,739
12/07         10,750                10,847               11,975           11,579
06/08          9,755                 9,872               10,409           10,199
12/08          5,885                 5,983                6,809            7,295
06/09          7,890                 8,048                8,502            7,526
12/09         10,587                10,838               11,011            9,224
06/10          9,782                10,041                9,847            8,611
12/10         12,907                13,293               12,133           10,615
06/11         13,006                13,435               12,383           11,253
12/11         12,165                12,606               12,426           10,839
06/12         12,720                13,222               14,084           11,868
12/12         13,141                13,702               14,269           12,574
06/13         14,681                15,357               15,175           14,312
12/13         18,150                19,047               18,325           16,646
06/14         20,531                21,615               19,963           17,835
12/14         22,656                23,930               22,011           18,927

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through December 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             188             0              0            0
01/01/11 - 12/31/11             161             0              0            0
01/01/12 - 12/31/12             132             0              0            0
01/01/13 - 12/31/13             170             0              0            0
01/01/14 - 12/31/14             171             4              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10              63             1              0            0
01/01/11 - 12/31/11              91             0              0            0
01/01/12 - 12/31/12             117             1              0            0
01/01/13 - 12/31/13              81             1              0            0
01/01/14 - 12/31/14              76             1              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)

The First Trust NASDAQ-100 Ex-Technology Sector Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ-100 Ex-Tech Sector Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index contains securities of the NASDAQ-100 Index(R) that are not classified as "technology" according to the Industry Classification Benchmark classification system and, as a result, is a subset of the NASDAQ-100 Index(R). The NASDAQ-100 Index(R) includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ(R) based on market capitalization. The Index is equally-weighted and is rebalanced four times annually in March, June, September and December. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was February 15, 2007.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL                CUMULATIVE
                                                                           TOTAL RETURNS                TOTAL RETURNS
                                                           1 Year     5 Years       Inception     5 Years        Inception
                                                           Ended       Ended        (2/8/07)       Ended         (2/8/07)
                                                          12/31/14    12/31/14     to 12/31/14    12/31/14      to 12/31/14
FUND PERFORMANCE
NAV                                                        15.35%      18.53%         9.65%       133.93%         106.97%
Market Value                                               15.47%      18.56%         9.67%       134.30%         107.18%

INDEX PERFORMANCE
NASDAQ-100 Ex-Tech Sector Index(SM)                        16.03%      19.28%        10.35%       141.41%         117.58%
Russell 1000(R) Index                                      13.24%      15.64%         6.99%       106.79%          70.42%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 15.35% during the 12-month period covered by this report. During the same period, the Russell 1000(R) Index ("benchmark") generated a return of 13.24%. The Health Care sector was the top-contributing sector in the Fund with a contribution of 7.8%. The Fund's holdings from the sector returned 39.8% and comprised 20.6% of the Fund's average weight. Much of the sector's strong performance came from the Biotechnology industry where the Fund had a 12.1% average weight and received performance of 41.4%. The Consumer Discretionary sector was the Fund's second-best contributing sector with a contribution of 3.7%. The Fund's holdings in the sector had a below average return of 8.8%, but an average of 44.7% of the Fund's weight was allocated to Consumer Discretionary stocks. Relative to its benchmark, the Fund outperformed. The Health Care sector was the largest source of outperformance as the Fund was overweight the sector (20.6% vs. 13.3% average weight) and received outperformance (39.8% vs. 25.7% return) relative to the benchmark. Additional outperformance was gained by the Fund having no exposure to the weak-performing Energy sector. Some of the Fund's outperformance was reversed by the Fund being overweight the weak-performing Consumer Staples sector (44.7% vs. 12.6% average weight) relative to the benchmark.

-------------------
NASDAQ(R), NASDAQ-100(R), NASDAQ-100 Index(R), and NASDAQ-100 Ex-Tech Sector Index(SM) are trademarks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the Corporations) and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR (1)                            LONG-TERM INVESTMENTS
Consumer Discretionary                       43.34%
Health Care                                  19.08
Industrials                                  11.55
Information Technology                        9.77
Consumer Staples                              9.74
Telecommunication Services                    4.87
Materials                                     1.65
                                            -------
   Total                                    100.00%
                                            =======

-------------------
(1) The above sector allocation is based on Standard & Poor's Global Industry Classification Standard ("GICS"), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark ("ICB") system, the joint classification system of Dow Jones Indexes and FTSE Group.

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Mattel, Inc.                                  1.74%
American Airlines Group, Inc.                 1.74
Express Scripts Holding Co.                   1.72
Bed Bath & Beyond, Inc.                       1.70
Ross Stores, Inc.                             1.70
Amazon.com, Inc.                              1.70
Whole Foods Market, Inc.                      1.70
Starbucks Corp.                               1.70
Staples, Inc.                                 1.69
Tractor Supply Co.                            1.69
                                            -------
   Total                                     17.08%
                                            =======

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      FEBRUARY 8, 2007 - DECEMBER 31, 2014

      First Trust NASDAQ-100 Ex-Technology   NASDAQ-100 Ex-Tech  Russell 1000(R)
               Sector Index Fund              Sector Index(SM)        Index
02/07              $10,000                        $10,000           $10,000
12/07               10,595                         10,653            10,282
06/08                9,057                          9,126             9,131
12/08                6,029                          6,102             6,417
06/09                7,060                          7,165             6,694
12/09                8,848                          9,009             8,241
06/10                8,454                          8,633             7,714
12/10               10,674                         10,935             9,568
06/11               11,961                         12,294            10,177
12/11               10,558                         10,894             9,711
06/12               11,906                         12,317            10,622
12/12               12,703                         13,172            11,306
06/13               15,089                         15,721            12,879
12/13               17,942                         18,744            15,050
06/14               18,764                         19,668            16,144
12/14               20,697                         21,757            17,043

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through December 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             156             0              0            0
01/01/11 - 12/31/11             159             0              0            0
01/01/12 - 12/31/12             127             1              0            0
01/01/13 - 12/31/13             145            13              0            0
01/01/14 - 12/31/14             151            14              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10              94             2              0            0
01/01/11 - 12/31/11              93             0              0            0
01/01/12 - 12/31/12             111            11              0            0
01/01/13 - 12/31/13              82            12              0            0
01/01/14 - 12/31/14              79             7              1            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)

The First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ(R) Clean Edge(R) Green Energy Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is an equity index designed to track the performance of clean energy companies that are publicly traded in the United States and includes companies engaged in manufacturing, development, distribution and installation of emerging clean-energy technologies including, but not limited to, solar photovoltaics, biofuels and advanced batteries. The Index is a modified market capitalization weighted index in which larger companies receive a larger Index weighting. The Index weighting methodology also includes caps to prevent high concentrations among larger alternative energy stocks. The Index is reconstituted semi-annually in March and September and rebalanced quarterly. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was February 14, 2007.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL                CUMULATIVE
                                                                           TOTAL RETURNS                TOTAL RETURNS
                                                           1 Year     5 Years       Inception     5 Years        Inception
                                                           Ended       Ended        (2/8/07)       Ended         (2/8/07)
                                                          12/31/14    12/31/14     to 12/31/14    12/31/14      to 12/31/14
FUND PERFORMANCE
NAV                                                        -3.05%       1.89%        -1.56%         9.81%         -11.66%
Market Value                                               -3.05%       1.89%        -1.56%         9.82%         -11.65%

INDEX PERFORMANCE
NASDAQ(R) Clean Edge(R) Green Energy Index(SM)             -3.13%       1.93%        -1.28%        10.02%          -9.64%
Russell 2000(R) Index                                       4.89%      15.55%         6.51%       105.95%          64.55%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -3.05% during the 12-month period covered by this report. During the same period, the Russell 2000(R) Index ("benchmark") generated a return of 4.89%. In general companies involved in solar power were down sharply during the year. Lower demand from China caused major solar providers to cut forward-looking guidance. Most of the Fund's solar holdings are grouped in the Semiconductor industry as part of the Information Technology sector, or in the Electrical Equipment industry as part of the Industrials sector. The Semiconductor industry comprised 56.2% of the Fund's average weight and returned -6.3% resulting in a -3.5% contribution to the Fund's return. The Fund's holdings in the Electrical Equipment industry returned -11.1% and comprised 10.0% of the Fund's average weight resulting in a contribution to return of -1.9%. Real Goods Solar, Inc., Rene Sola Ltd. and Yingli Green Energy Holdings were examples of poor-performing solar companies as they returned -60.6%, -59.1% and -53.4%, respectively, while held in the Fund this reporting period. Tesla Motors, Inc. was a bright spot in the Fund as the company returned 47.9% and had an average weight in the Fund of 8.8%. Relative to its benchmark, the Fund underperformed. The majority of the underperformance came from the previously mentioned Semiconductor and Electrical Equipment industries. In the Electrical Equipment industry, the Fund was hurt mostly by being overweight the weak-performing industry. In the Semiconductor industry, the Fund was overweight, but was hurt most by poor performance. The Semiconductor industry in general had a strong year, but the Fund's focus on solar companies dragged its performance in the industry down to -6.3% vs. 36.6% for the benchmark.

-------------------
NASDAQ(R) and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ OMX Group, Inc. ("NASDAQ OMX") and Clean Edge, Inc. ("Clean Edge(R)") respectively. NASDAQ OMX and Clean Edge(R) are, collectively with their affiliates, the "Corporations." The Marks are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Information Technology                       61.61%
Industrials                                  17.08
Utilities                                    10.12
Consumer Discretionary                        7.47
Energy                                        3.10
Financials                                    0.62
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
ITC Holdings Corp.                            8.30%
Linear Technology Corp.                       8.13
Tesla Motors, Inc.                            7.47
SunEdison, Inc.                               6.97
SolarCity Corp.                               6.77
ON Semiconductor Corp.                        4.61
Microsemi Corp.                               4.26
Hexcel Corp.                                  3.94
SunPower Corp.                                3.77
First Solar, Inc.                             3.75
                                            -------
     Total                                   57.97%
                                            =======

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      FEBRUARY 8, 2007 - DECEMBER 31, 2014

         First Trust NASDAQ(R)         NASDAQ(R) Clean
          Clean Edge(R) Green        Edge(R) Green Energy     Russell 2000(R)
           Energy Index Fund              Index(SM)                Index
02/07           $10,000                    $10,000                $10,000
12/07            15,430                     15,522                  9,489
06/08            12,350                     12,472                  8,599
12/08             5,595                      5,675                  6,283
06/09             6,920                      7,038                  6,449
12/09             8,045                      8,213                  7,990
06/10             6,665                      6,824                  7,834
12/10             8,210                      8,434                 10,136
06/11             7,640                      7,879                 10,765
12/11             4,825                      4,992                  9,713
06/12             4,670                      4,822                 10,542
12/12             4,801                      4,927                 11,301
06/13             7,177                      7,346                 13,093
12/13             9,111                      9,329                 15,688
06/14            10,479                     10,732                 16,188
12/14             8,834                      9,037                 16,455

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through December 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10              79             0              0            0
01/01/11 - 12/31/11             125             5              0            0
01/01/12 - 12/31/12              37             6              1            0
01/01/13 - 12/31/13             168             5              0            0
01/01/14 - 12/31/14             122             3              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             173             0              0            0
01/01/11 - 12/31/11             116             6              0            0
01/01/12 - 12/31/12             153            52              1            0
01/01/13 - 12/31/13              75             4              0            0
01/01/14 - 12/31/14             124             3              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST S&P REIT INDEX FUND (FRI)

The First Trust S&P REIT Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the S&P United States REIT Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index measures the securitized U.S. real estate investment trust ("REIT") market and maintains a constituency that reflects the composition of the overall REIT market. The Index contains securities selected for market representation according to geography and property type. All securities in the Index satisfy the Index's liquidity, price and market capitalization requirements. The Standard & Poor's Index Committee, a team of Standard & Poor's economists and index analysts, maintains the Index. The S&P Index Committee makes constituent changes on an as-needed basis. Share adjustments that exceed 5% are made at the time of the change. Share adjustments of less than 5% are made on a quarterly basis. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was May 10, 2007.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                           AVERAGE ANNUAL                CUMULATIVE
                                                                           TOTAL RETURNS                TOTAL RETURNS
                                                           1 Year     5 Years       Inception     5 Years        Inception
                                                           Ended       Ended        (5/8/07)       Ended         (5/8/07)
                                                          12/31/14    12/31/14     to 12/31/14    12/31/14      to 12/31/14
FUND PERFORMANCE
NAV                                                        29.61%      16.38%         4.02%       113.50%         35.20%
Market Value                                               29.67%      16.39%         4.03%       113.59%         35.27%

INDEX PERFORMANCE
S&P United States REIT Index*                              30.26%      17.01%           N/A       119.33%           N/A
FTSE EPRA/NAREIT North America Index                       28.15%      16.37%         4.25%       113.39%         37.47%
Russell 3000(R) Index                                      12.56%      15.63%         6.60%       106.72%         63.08%
---------------------------------------------------------------------------------------------------------------------------

* On November 6, 2008, the Fund's underlying index changed from the S&P REIT Composite Index to the S&P United States REIT Index. Effective December 31, 2008, the S&P REIT Composite Index was discontinued. Therefore, the Fund's performance and historical returns shown for the periods prior to November 6, 2008 are not necessarily indicative of the performance that the Fund, based on its current Index, would have generated. The inception date of the Index was June 30, 2008. Returns for the Index are only disclosed for those periods in which the Index was in existence for the whole period.

(See Notes to Fund Performance Overview on page 24.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 29.61% during the 12-month period covered by this report. During the same period, the Russell 3000(R) Index ("benchmark") generated a return of 12.56%. Overall it was a very strong year for real estate investment trusts ("REITs"). Retail REITs contributed 8.2% to the Fund's return to lead all other REIT categories. The Fund's Retail holdings comprised 25.6% of the Fund's weight and returned 32.3%. Mergers and acquisitions activity among Malls was a driver of the year's strong returns. Residential REITs were the best-performing and second-best contributing REIT category in the Fund with a 38.5% return and a 6.0% contribution. Improving housing markets and continued low interest rates aided the category's returns. Relative to the benchmark, the Fund outperformed due to the Fund being solely concentrated in the strong-performing REIT industry.

-------------------
Standard & Poor's(R), S&P(R) and S&P United States REIT Index are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P or its affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST S&P REIT INDEX FUND (FRI) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO REIT CLASS ALLOCATION AS OF DECEMBER 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
REIT CLASS                            LONG-TERM INVESTMENTS
Retail                                       25.63%
Residential                                  16.23
Office                                       13.51
Healthcare                                   13.35
Diversified                                  10.01
Specialized                                   8.64
Hotel & Resort                                7.94
Industrials                                   4.69
                                            -------
   Total                                    100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Simon Property Group, Inc.                    8.12%
Public Storage                                3.85
Equity Residential                            3.73
Health Care REIT, Inc.                        3.56
AvalonBay Communities, Inc.                   3.10
Prologis, Inc.                                3.09
Ventas, Inc.                                  3.03
Vornado Realty Trust                          2.95
HCP, Inc.                                     2.90
Boston Properties, Inc.                       2.83
                                            -------
   Total                                     37.16%
                                            =======

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        MAY 8, 2007 - DECEMBER 31, 2014

            First Trust S&P REIT         FTSE EPRA/NAREIT        Russell 3000(R)
                 Index Fund             North America Index           Index
05/07             $10,000                     $10,000                $10,000
12/07               8,093                       8,206                  9,811
06/08               7,739                       7,843                  8,728
12/08               4,947                       4,872                  6,151
06/09               4,319                       4,381                  6,405
12/09               6,333                       6,442                  7,889
06/10               6,679                       6,772                  7,412
12/10               8,090                       8,287                  9,225
06/11               8,899                       9,163                  9,811
12/11               8,729                       8,965                  9,319
06/12              10,007                      10,276                 10,188
12/12              10,247                      10,593                 10,849
06/13              10,871                      11,091                 12,374
12/13              10,434                      10,728                 14,489
06/14              12,245                      12,560                 15,495
12/14              13,523                      13,748                 16,308

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through December 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             185             0              0            0
01/01/11 - 12/31/11             149             1              0            0
01/01/12 - 12/31/12             159             0              0            0
01/01/13 - 12/31/13             130             0              0            0
01/01/14 - 12/31/14             193             0              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10              67             0              0            0
01/01/11 - 12/31/11             102             0              0            0
01/01/12 - 12/31/12              91             0              0            0
01/01/13 - 12/31/13             122             0              0            0
01/01/14 - 12/31/14              59             0              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST ISE WATER INDEX FUND (FIW)

The First Trust ISE Water Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Water Index(TM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is a modified market capitalization weighted index comprised of 36 stocks that derive a substantial portion of their revenues from the potable and wastewater industries. The Index is rebalanced on a semi-annual basis. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was May 11, 2007.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                          AVERAGE ANNUAL                CUMULATIVE
                                                                          TOTAL RETURNS                TOTAL RETURNS
                                                           1 Year     5 Years       Inception     5 Years        Inception
                                                           Ended       Ended        (5/8/07)       Ended         (5/8/07)
                                                          12/31/14    12/31/14     to 12/31/14    12/31/14      to 12/31/14
FUND PERFORMANCE
NAV                                                         0.36%      13.45%         7.90%        87.92%         78.93%
Market Value                                                0.24%      13.45%         7.90%        87.95%         78.87%

INDEX PERFORMANCE
ISE Water Index(TM)                                         0.97%      14.25%         8.64%        94.68%         88.47%
Russell 3000(R) Index                                      12.56%      15.63%         6.60%       106.72%         63.08%
---------------------------------------------------------------------------------------------------------------------------
(
See Notes to Fund Performance Overview on page 24.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 0.36% during the 12-month period covered by this report. During the same period, the Russell 3000(R) Index ("benchmark") generated a return of 12.56%. The Materials sector contributed 1.3% to the Fund's return to lead all other sectors. The Fund's holdings in the sector returned 22.1% and had an average Fund weight of 5.9%. Chemical company, Ashland, Inc. (25.0% return) and Metals & Mining company, AMCOL International Corp. (35.2%) were the main drivers of the sector's performance. A majority of the Fund's weight (58.5% average) was allocated to the Industrials sector. For the most part, the performance the Fund received from the sector was flat, except for the Construction & Engineering industry. The Construction and Engineering industry made up 6.9% of the Fund's weight and returned -20.4% resulting in a -1.6% contribution to the Fund's return. Layne Christensen Co. (-44.1%) and Northwest Pipe Co. (-20.2%) were the main causes of the negative return. Relative to its benchmark, the Fund underperformed. Most of the underperformance came from the Industrials sector, where the Fund was overweight (58.5% vs. 11.5% average weight) and underperformed (-2.4% vs. 8.0 return).

-------------------
"International Securities Exchange(TM)", "ISE(TM)" and "ISE Water Index(TM)" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the ISE Water Index(TM), is not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC and the International Securities Exchange, LLC makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE WATER INDEX FUND (FIW) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Industrials                                  61.03%
Utilities                                    23.02
Materials                                     5.45
Information Technology                        5.37
Health Care                                   3.84
Financials                                    1.29
                                            -------
   Total                                    100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Pentair PLC                                   4.20%
Rexnord Corp.                                 4.14
Badger Meter, Inc.                            4.12
Watts Water Technologies, Inc., Class A       4.00
Xylem, Inc.                                   3.99
California Water Service Group                3.97
Aqua America, Inc.                            3.91
American Water Works Co., Inc.                3.86
Energy Recovery, Inc.                         3.70
Northwest Pipe Co.                            3.67
                                            -------
   Total                                     39.56%
                                            =======

         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
               MAY 8, 2007 - DECEMBER 31, 2014

         First Trust ISE       ISE Water      Russell 3000(R)
         Water Index Fund      Index(TM)           Index
05/07        $10,000            $10,000           $10,000
12/07         11,212             11,260             9,811
06/08         10,992             11,056             8,728
12/08          7,915              7,987             6,151
06/09          8,168              8,276             6,405
12/09          9,522              9,681             7,889
06/10          8,989              9,168             7,412
12/10         11,378             11,653             9,225
06/11         11,910             12,243             9,811
12/11         10,738             11,076             9,319
06/12         11,803             12,225            10,188
12/12         13,619             14,153            10,849
06/13         14,585             15,220            12,374
12/13         17,830             18,667            14,489
06/14         18,338             19,251            15,495
12/14         17,894             18,847            16,308

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through December 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             146             0              0            0
01/01/11 - 12/31/11             131             0              0            0
01/01/12 - 12/31/12             121             1              0            0
01/01/13 - 12/31/13             197             0              0            0
01/01/14 - 12/31/14             195             0              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             105             1              0            0
01/01/11 - 12/31/11             121             0              0            0
01/01/12 - 12/31/12             127             1              0            0
01/01/13 - 12/31/13              55             0              0            0
01/01/14 - 12/31/14              56             1              0            0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG)

The First Trust ISE-Revere Natural Gas Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE-REVERE Natural Gas Index(TM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is an equal-weighted index comprised of exchange-listed companies that derive a substantial portion of their revenues from the exploration and production of natural gas. The Index is constructed by establishing the universe of stocks listed in the U.S. of companies involved in the natural gas exploration and production industries and then eliminates stocks whose natural gas proven reserves do not meet certain requirements. The Index then ranks all candidate stocks using four different methods and, often averaging the rankings, selects the top 30 stocks based on the final rank. The Index is rebalanced on a quarterly basis. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was May 11, 2007.

----------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL               CUMULATIVE
                                                                              TOTAL RETURNS              TOTAL RETURNS
                                                            1 Year      5 Years      Inception       5 Years     Inception
                                                             Ended       Ended       (5/8/07)         Ended       (5/8/07)
                                                           12/31/14    12/31/14     to 12/31/14     12/31/14     to 12/31/14

FUND PERFORMANCE
NAV                                                         -42.02%     -8.09%        -6.79%         -34.40%       -41.59%
Market Value                                                -41.99%     -8.10%        -6.79%         -34.43%       -41.59%

INDEX PERFORMANCE
ISE-REVERE Natural Gas Index(TM)                            -42.03%     -7.50%        -6.25%         -32.29%       -38.95%
Russell 3000(R) Index                                        12.56%     15.63%         6.60%         106.72%        63.08%
S&P Composite 1500 Energy Index                              -9.16%      8.43%         4.13%          49.91%        36.30%
----------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -42.02% during the 12-month period covered by this report. During the same period, the S&P Composite 1500 Energy Index ("benchmark") generated a return of -9.16%. The Fund's performance was hit hard by falling natural gas prices. Over the year covered by this report, the S&P GSCI Natural Gas Spot Index fell -31.7%. Falling prices specifically impacted exploration and production companies, where an average of 93.9% of the Fund's weight was allocated. In total, the Oil & Gas Exploration and Production industry returned -41.2% and contributed -38.5% to the Fund's return. Relative to the benchmark, the Fund underperformed. The underperformance was caused by the previously mentioned Oil & Gas Exploration & Production industry where the Fund was overweight (93.9% vs. 25.5% average weight) relative to the benchmark. The Fund was significantly underweight other industries such as Oil & Gas Refining & Marketing and Oil & Gas Storage & Transportation that held up much better against the drop in energy prices.

-------------------
"International Securities Exchange(TM)", "ISE(TM)" and "ISE-REVERE Natural Gas Index(TM)" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the ISE-REVERE Natural Gas Index(TM), is not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC and the International Securities Exchange, LLC makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SUB-INDUSTRY ALLOCATION AS OF DECEMBER 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SUB-INDUSTRY                          LONG-TERM INVESTMENTS
Oil & Gas Exploration & Production           96.29%
Integrated Oil & Gas                          3.71
                                            -------
   Total                                    100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Talisman Energy, Inc.                         6.24%
Matador Resources Co.                         4.54
Swift Energy Co.                              4.50
Comstock Resources, Inc.                      4.43
SM Energy Co.                                 4.28
Stone Energy Corp.                            4.23
Devon Energy Corp.                            3.95
Encana Corp.                                  3.89
Chesapeake Energy Corp.                       3.88
Goodrich Petroleum Corp.                      3.86
                                            -------
   Total                                     43.80%
                                            =======

                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                MAY 8, 2007 - DECEMBER 31, 2014

        First Trust ISE-Revere     ISE-REVERE Natural     Russell 3000(R)     S&P Composite 1500
        Natural Gas Index Fund       Gas Index(TM)             Index             Energy Index
05/07          $10,000                  $10,000               $10,000              $10,000
12/07           11,166                   11,213                 9,804               12,170
06/08           15,755                   15,942                 8,721               13,578
12/08            5,967                    6,016                 6,147                7,810
06/09            6,454                    6,518                 6,405                7,740
12/09            8,903                    9,017                 7,889                9,092
06/10            7,752                    7,891                 7,412                8,016
12/10            9,992                   10,254                 9,225               11,036
06/11           11,012                   11,342                 9,811               12,304
12/11            9,308                    9,620                 9,319               11,469
06/12            8,426                    8,735                10,188               11,132
12/12            8,051                    8,375                10,849               11,967
06/13            8,290                    8,639                12,374               13,130
12/13           10,075                   10,530                14,489               15,006
06/14           12,210                   12,790                15,495               16,951
12/14            5,842                    6,105                16,308               13,630

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through December 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             124              0             0             0
01/01/11 - 12/31/11             151              0             0             0
01/01/12 - 12/31/12             151              0             0             0
01/01/13 - 12/31/13             149              0             0             0
01/01/14 - 12/31/14             140              1             0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             127              1             0             0
01/01/11 - 12/31/11             101              0             0             0
01/01/12 - 12/31/12              99              0             0             0
01/01/13 - 12/31/13             103              0             0             0
01/01/14 - 12/31/14             111              0             0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST ISE CHINDIA INDEX FUND (FNI)

The First Trust ISE Chindia Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE ChIndia Index(TM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index is a non-market capitalization weighted portfolio of 50 American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and/or stocks selected from a universe of all listed ADRs, ADSs, and/or stocks of companies from China and India currently trading on a U.S. exchange. The Index is rebalanced on a semi-annual basis. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was May 11, 2007.

----------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL               CUMULATIVE
                                                                              TOTAL RETURNS              TOTAL RETURNS
                                                            1 Year      5 Years      Inception       5 Years     Inception
                                                             Ended       Ended       (5/8/07)         Ended       (5/8/07)
                                                           12/31/14    12/31/14     to 12/31/14     12/31/14     to 12/31/14

FUND PERFORMANCE
NAV                                                           2.37%      7.37%         5.86%          42.68%        54.61%
Market Value                                                  2.19%      7.33%         5.87%          42.40%        54.66%

INDEX PERFORMANCE
ISE ChIndia Index(TM)                                         2.75%      7.85%         6.42%          45.91%        60.93%
Russell 3000(R) Index                                        12.56%     15.63%         6.60%         106.72%        63.08%
MSCI Emerging Markets Index                                  -2.19%      1.78%         1.93%           9.22%        15.71%
----------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 2.37% during the 12-month period covered by this report. During the same period, the MSCI Emerging Markets Index ("benchmark") generated a return of -2.19%. The Financials sector led all other sectors in the Fund with a 4.9% contribution to the Fund's return. The Fund's holdings from the sector returned 41.3% and comprised 13.1% of the Fund's average weight. The strong performance in the Financials sector came from the Indian stocks ICICI Bank Ltd., which returned 57.7% and contributed 3.3%, and HDFC Bank Ltd., which returned 48.4% and contributed 2.0% to the Fund's return. The Information Technology sector was the largest drag on the Fund's performance. The Fund allocated an average of 44.2% of its weight to the sector, which returned -6.9% and contributed -3.1% to the Fund's return. Despite strong performance from Baidu, Inc. (28.2% return), the Information Technology stocks from China were the source of the sector's poor returns. The Fund's Chinese technology holdings comprised 26.9% of the Fund's average weight and returned -12.7% resulting in a -3.3% contribution to return. NQ Mobile, Inc. and SINA Corp. were examples of poor-performing Chinese tech companies with returns of -72.2% and -55.6%, respectively, while held in the Fund this reporting period. Relative to its benchmark, the Fund outperformed. Most of the outperformance came from the previously mentioned Financials sector where the Fund's holdings returned 41.3% vs. 5.7% for the benchmark's constituents. Additional outperformance was gained by the Fund being underweight the weak-performing Energy and Materials sectors. In total, the Fund had 3.3% of its average weight in the sectors vs. 19.1% for the benchmark. Some of the Fund's outperformance was reversed by the Information Technology sector, where the Fund's concentration in Chinese companies caused it to underperform -6.9% vs. 9.9% for the benchmark's technology constituents.

-------------------
"International Securities Exchange(TM)", "ISE(TM)" and "ISE ChIndia Index(TM)" are trademarks of the International Securities Exchange, LLC and have been licensed for use for certain purposes by First Trust on behalf of the Fund. The Fund, based on the ISE ChIndia Index(TM), is not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC and the International Securities Exchange, LLC makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE CHINDIA INDEX FUND (FNI) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Information Technology                       34.21%
Consumer Discretionary                       32.48
Financials                                   15.55
Telecommunication Services                    5.49
Health Care                                   5.10
Energy                                        3.62
Materials                                     2.05
Utilities                                     0.75
Industrials                                   0.75
                                            -------
   Total                                    100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
HDFC Bank Ltd., ADR                           7.16%
Infosys Ltd., ADR                             7.06
ICICI Bank Ltd., ADR                          7.00
Baidu, Inc., ADR                              6.97
Michael Kors Holdings Ltd.                    6.85
JD.com, Inc., ADR                             6.77
China Mobile Ltd., ADR                        4.08
Wipro Ltd., ADR                               4.06
Tata Motors Ltd., ADR                         3.98
Vipshop Holdings Ltd., ADR                    3.98
                                            -------
   Total                                     57.91%
                                            =======

                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                MAY 8, 2007 - DECEMBER 31, 2014

            First Trust ISE Chindia     ISE ChIndia     Russell 3000(R)     MSCI Emerging
                  Index Fund             Index(TM)           Index          Markets Index
05/07              $10,000               $10,000           $10,000            $10,000
12/07               13,873                13,952             9,804             12,715
06/08                9,985                10,059             8,721             11,220
12/08                5,968                 6,031             6,147              5,934
06/09                8,329                 8,451             6,405              8,071
12/09               10,836                11,031             7,889             10,593
06/10               10,540                10,767             7,412              9,939
12/10               12,836                13,175             9,225             12,592
06/11               13,047                13,466             9,811             12,703
12/11                9,497                 9,771             9,319             10,273
06/12               10,069                10,375            10,188             10,677
12/12               11,121                11,483            10,849             12,145
06/13               11,258                11,659            12,374             10,983
12/13               15,103                15,665            14,489             11,829
06/14               16,047                16,680            15,495             12,555
12/14               15,461                16,096            16,308             11,571

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through December 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

QUARTER ENDED               0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             151              2             0             0
01/01/11 - 12/31/11              65              1             0             0
01/01/12 - 12/31/12              63              1             0             0
01/01/13 - 12/31/13              66              0             0             0
01/01/14 - 12/31/14              96              0             0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

QUARTER ENDED               0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10              99              0             0             0
01/01/11 - 12/31/11             186              0             0             0
01/01/12 - 12/31/12             175             11             0             0
01/01/13 - 12/31/13             185              1             0             0
01/01/14 - 12/31/14             155              1             0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

The First Trust NASDAQ(R) ABA Community Bank Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX(R) ABA Community Bank Index(SM) (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index. The Index includes a subset of banks and thrifts or their holding companies listed on NASDAQ(R). The Index is jointly owned and was developed by NASDAQ OMX(R) and the American Bankers Association ("ABA"). For the purposes of the Index, a "community bank" is considered to be all U.S. banks and thrifts or their holding companies listed on NASDAQ(R) excluding the 50 largest U.S. banks by asset size. Also excluded are banks that have an international specialization and those banks that have a credit-card specialization, as screened by the ABA based on the most recent data from the FDIC. Banks with an international specialization are those institutions with assets greater than $10 billion and more than 25% of total assets in foreign offices. Banks with a credit-card specialization are those institutions with credit-card loans plus securitized receivables in excess of 50% of total assets plus securitized receivables. Securities in the Index must have a market capitalization of at least $200 million and a three-month average daily trading volume of at least $500 thousand. The Index is rebalanced quarterly and reconstituted semi-annually. The Fund's shares are listed for trading on the NASDAQ(R). The first day of secondary market trading in shares of the Fund was July 1, 2009.

----------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL               CUMULATIVE
                                                                              TOTAL RETURNS              TOTAL RETURNS
                                                            1 Year      5 Years      Inception       5 Years     Inception
                                                             Ended       Ended       (6/29/09)        Ended       (6/29/09)
                                                           12/31/14    12/31/14     to 12/31/14     12/31/14     to 12/31/14

FUND PERFORMANCE
NAV                                                          2.72%      11.94%        13.23%         75.73%         98.23%
Market Value                                                 2.55%      11.92%        13.25%         75.63%         98.46%

INDEX PERFORMANCE
NASDAQ OMX(R) ABA Community Bank Index(SM)                   3.34%      12.66%        13.96%         81.48%        105.40%
S&P Composite 1500 Financials Sector Index                  14.89%      13.53%        16.18%         88.57%        128.38%
Russell 3000(R) Index                                       12.56%      15.63%        18.33%        106.72%        152.70%
----------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 2.72% during the 12-month period covered by this report. During the same period, the S&P Composite 1500 Financials Index ("benchmark") generated a return of 14.89%. The expectation of continued, albeit slow, improvement in GDP through 2016 has banks positioning themselves to benefit from expected rate increases in the future. However, in 2014, the 10-year Treasury yield fell from just over 3.0% to under 2.2%. Consequently, the performance of regional banks measured broadly was slightly positive, but well behind the returns of the greater U.S. equity market. Relative to its benchmark, the Fund underperformed. The underperformance came from the Fund's heavy exposure to regional banks which had tepid returns relative to other financial industries such as REITs, Diversified Financial Services, and Capital Markets.

-------------------
NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX(R) ABA Community Bank Index(SM) are trademarks of The NASDAQ OMX Group, Inc. ("NASDAQ OMX") and American Bankers Association ("ABA") (NASDAQ OMX and ABA, collectively with their affiliates, are referred to as the "Corporations") and are licensed for use by First Trust on behalf of the Fund. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO INDUSTRY ALLOCATION AS OF DECEMBER 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
INDUSTRY                              LONG-TERM INVESTMENTS
Commercial Banks                             87.69%
Thrifts & Mortgage Finance                   11.94
IT Services                                   0.37
                                            -------
   Total                                    100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Signature Bank                                3.81%
Zions Bancorporation                          3.47
East West Bancorp, Inc.                       3.34
PacWest Bancorp                               2.78
TFS Financial Corp.                           2.68
Commerce Bancshares, Inc.                     2.52
BOK Financial Corp.                           2.50
Investors Bancorp, Inc.                       2.41
Umpqua Holdings Corp.                         2.22
Popular, Inc.                                 2.12
                                            -------
   Total                                     27.85%
                                            =======

                                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                        JUNE 29, 2009 - DECEMBER 31, 2014

            First Trust NASDAQ(R) ABA        NASDAQ OMX(R) ABA           S&P Composite 1500        Russell 3000(R)
            Community Bank Index Fund     Community Bank Index(SM)     Financials Sector Index          Index
06/09               $10,000                       $10,000                     $10,000                 $10,000
12/09                11,280                        11,318                      12,112                  12,224
06/10                11,438                        11,505                      11,744                  11,484
12/10                12,721                        12,846                      13,722                  14,293
06/11                12,520                        12,688                      13,420                  15,201
12/11                11,898                        12,095                      11,662                  14,439
06/12                13,081                        13,343                      13,227                  15,785
12/12                13,507                        13,817                      14,806                  16,809
06/13                16,006                        16,427                      17,584                  19,172
12/13                19,302                        19,873                      19,879                  22,448
06/14                19,296                        19,929                      20,907                  24,006
12/14                19,827                        20,537                      22,839                  25,266

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 1, 2010 through December 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

QUARTER ENDED               0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10             151              1             0             0
01/01/11 - 12/31/11             135              2             0             0
01/01/12 - 12/31/12             100             17             1             0
01/01/13 - 12/31/13             139             24             0             0
01/01/14 - 12/31/14             115              9             0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

QUARTER ENDED               0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
01/01/10 - 12/31/10              98              1             0             1
01/01/11 - 12/31/11             111              4             0             0
01/01/12 - 12/31/12             114             18             0             0
01/01/13 - 12/31/13              72             17             0             0
01/01/14 - 12/31/14             116             12             0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)

The First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the CBOE(R) VIX(R) Tail Hedge Index (the "Index"). The Fund will normally invest at least 90% of its assets in common stocks and call options included in the Index. The Index is composed of each of the equity securities comprising the S&P 500(R) and an out-of-the-money call option position on the Chicago Board Options Exchange Market Volatility Index (the "VIX Index"). The VIX Index is quoted in percentage points, is calculated and disseminated in real-time by CBOE and is a way of measuring the market's expectation of volatility in the S&P 500(R) over the next 30-day period. The Index, and in turn the Fund, tracks the performance of an S&P 500(R) stock portfolio (with dividends reinvested), and call options on the VIX Index. The amount of the Index allocated to call options on the VIX Index is reevaluated and rebalanced each month, depending on the level of forward expected volatility in the S&P 500(R), as measured by the closest to maturity VIX Index futures. The Index is designed to help cope with extreme downward movements in the market by hedging its portfolio through purchasing call options on the VIX Index, or "tail hedging." The Index is reconstituted and rebalanced monthly. The Fund's shares are listed for trading on the NYSE Arca. The first day of secondary market trading in shares of the Fund was August 30, 2012.

----------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL            CUMULATIVE
                                                                                      TOTAL RETURNS           TOTAL RETURNS
                                                                  1 Year Ended     Inception (8/29/12)     Inception (8/29/12)
                                                                    12/31/14           to 12/31/14             to 12/31/14

FUND PERFORMANCE
NAV                                                                    15.22%              13.77%                  35.24%
Market Value                                                           14.89%              13.69%                  35.03%

INDEX PERFORMANCE
CBOE(R) VIX(R) Tail Hedge Index                                        15.82%              14.28%                  36.66%
S&P 500(R) Index                                                       13.69%              20.07%                  53.41%
----------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 24.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 15.22% during the 12-month period covered by this report. During the same period, the S&P 500(R) Index ("benchmark") generated a return of 13.69%. The Fund is identical to its benchmark except for the Fund's option overlay. Low volatility, as measured by the VIX Index through much of the year had the Fund not invested in any VIX Index options. When the Fund allocates zero weight to options, the Fund tracks the S&P 500(R) Index. In each of the last three months of the period, the Fund allocated 1.00% of its weight to a VIX Index call option at its monthly rebalance. In the last month of the year, an increase in the VIX Index caused the option to be in the money and boosted the Fund's performance past the S&P 500(R) Index's return for the year covered by this report.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF DECEMBER 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Information Technology                       19.65%
Financials                                   16.65
Health Care                                  14.22
Consumer Discretionary                       12.15
Industrials                                  10.41
Consumer Staples                              9.80
Energy                                        8.44
Utilities                                     3.23
Materials                                     3.17
Telecommunication Services                    2.28
                                            -------
   Total                                    100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Apple, Inc.                                   3.55%
Exxon Mobil Corp.                             2.15
Microsoft Corp.                               2.10
Johnson & Johnson                             1.60
Berkshire Hathaway, Inc., Class B             1.50
Wells Fargo & Co.                             1.42
General Electric Co.                          1.39
Procter & Gamble (The) Co.                    1.35
JPMorgan Chase & Co.                          1.28
Chevron Corp.                                 1.16
                                            -------
   Total                                     17.50%
                                            =======

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      AUGUST 29, 2012 - DECEMBER 31, 2014

            First Trust CBOE(R) S&P 500(R)      CBOE(R) VIX(R)       S&P 500(R)
                VIX(R) Tail Hedge Fund         Tail Hedge Index         Index
08/12                  $10,000                     $10,000            $10,000
12/12                    9,863                       9,880             10,193
06/13                   10,686                      10,719             11,602
12/13                   11,738                      11,799             13,494
06/14                   12,251                      12,345             14,457
12/14                   13,525                      13,666             15,342

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 30, 2012 (commencement of trading) through December 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
08/30/12 - 12/31/12              57              3             0             0
01/01/13 - 12/31/13             155              5             0             0
01/01/14 - 12/31/14             152              2             0             1

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------

FOR THE PERIOD              0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
08/30/12 - 12/31/12              21              1             1             0
01/01/13 - 12/31/13              92              0             0             0
01/01/14 - 12/31/14              95              2             0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Value") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and Market Value returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Value, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future results.

FIRST TRUST EXCHANGE-TRADED FUND
UNDERSTANDING YOUR FUND EXPENSES
DECEMBER 31, 2014 (UNAUDITED)

As a shareholder of First Trust NASDAQ-100 Equal Weighted Index Fund, First Trust NASDAQ-100-Technology Sector Index Fund, First Trust NASDAQ-100 Ex-Technology Sector Index Fund, First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund, First Trust S&P REIT Index Fund, First Trust ISE Water Index Fund, First Trust ISE-Revere Natural Gas Index Fund, First Trust ISE Chindia Index Fund, First Trust NASDAQ(R) ABA Community Bank Index Fund, or First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended December 31, 2014.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH          SIX-MONTH
                                                   JULY 1, 2014      DECEMBER 31, 2014     PERIOD (a)          PERIOD (b)
---------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)
Actual                                              $1,000.00           $1,103.30               0.60%              $3.18
Hypothetical (5% return before expenses)            $1,000.00           $1,022.18               0.60%              $3.06

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC)
Actual                                              $1,000.00           $1,103.50               0.60%              $3.18
Hypothetical (5% return before expenses)            $1,000.00           $1,022.18               0.60%              $3.06

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)
Actual                                              $1,000.00           $1,103.00               0.60%              $3.18
Hypothetical (5% return before expenses)            $1,000.00           $1,022.18               0.60%              $3.06

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)
Actual                                              $1,000.00           $  843.00               0.60%              $2.79
Hypothetical (5% return before expenses)            $1,000.00           $1,022.18               0.60%              $3.06

FIRST TRUST S&P REIT INDEX FUND (FRI)
Actual                                              $1,000.00           $1,104.40               0.50%              $2.65
Hypothetical (5% return before expenses)            $1,000.00           $1,022.68               0.50%              $2.55

FIRST TRUST ISE WATER INDEX FUND (FIW)
Actual                                              $1,000.00           $  975.80               0.58%              $2.89
Hypothetical (5% return before expenses)            $1,000.00           $1,022.28               0.58%              $2.96

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG)
Actual                                              $1,000.00           $  478.50               0.60%              $2.24
Hypothetical (5% return before expenses)            $1,000.00           $1,022.18               0.60%              $3.06

FIRST TRUST EXCHANGE-TRADED FUND
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
DECEMBER 31, 2014 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH          SIX-MONTH
                                                   JULY 1, 2014      DECEMBER 31, 2014     PERIOD (a)          PERIOD (b)
---------------------------------------------------------------------------------------------------------------------------
FIRST TRUST ISE CHINDIA INDEX FUND (FNI)
Actual                                              $1,000.00           $  963.50               0.60%              $2.97
Hypothetical (5% return before expenses)            $1,000.00           $1,022.18               0.60%              $3.06

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)
Actual                                              $1,000.00           $1,027.50               0.60%              $3.07
Hypothetical (5% return before expenses)            $1,000.00           $1,022.18               0.60%              $3.06

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)
Actual                                              $1,000.00           $1,104.00               0.60%              $3.18
Hypothetical (5% return before expenses)            $1,000.00           $1,022.18               0.60%              $3.06

(a) These expense ratios reflect expense caps for certain Funds. See Note 3 in Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (July 1, 2014 through December 31, 2014), multiplied by 184/365 (to reflect the one-half year period).

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014

SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AIR FREIGHT & LOGISTICS -- 2.0%
      76,038 C.H. Robinson Worldwide, Inc. $ 5,694,486 132,664 Expeditors International of
                Washington, Inc.                   5,918,141
                                                ------------
                                                  11,612,627
                                                ------------
             AIRLINES -- 1.1%
     114,404 American Airlines Group, Inc.         6,135,487
                                                ------------
             AUTOMOBILES -- 1.0%
      26,457 Tesla Motors, Inc. (a)                5,884,301
                                                ------------
             BEVERAGES -- 1.0%
      51,968 Monster Beverage Corp. (a)            5,630,733
                                                ------------
             BIOTECHNOLOGY -- 6.7%
      30,607 Alexion Pharmaceuticals, Inc. (a)     5,663,213
      34,092 Amgen, Inc.                           5,430,515
      16,090 Biogen Idec, Inc. (a)                 5,461,751
      49,507 Celgene Corp. (a)                     5,537,853
      53,494 Gilead Sciences, Inc. (a)             5,042,344
      13,564 Regeneron Pharmaceuticals,
                Inc. (a)                           5,564,631
      48,792 Vertex Pharmaceuticals, Inc. (a)      5,796,490
                                                ------------
                                                  38,496,797
                                                ------------
             CHEMICALS -- 1.0%
      42,496 Sigma-Aldrich Corp.                   5,833,426
                                                ------------
             COMMERCIAL SERVICES &
                SUPPLIES -- 1.0%
      43,931 Stericycle, Inc. (a)                  5,758,476
                                                ------------
             COMMUNICATIONS EQUIPMENT
                -- 2.0%
     208,920 Cisco Systems, Inc.                   5,811,110
      79,012 QUALCOMM, Inc.                        5,872,962
                                                ------------
                                                  11,684,072
                                                ------------
             FOOD & STAPLES RETAILING
                -- 2.0%
      40,927 Costco Wholesale Corp.                5,801,402
     118,883 Whole Foods Market, Inc.              5,994,081
                                                ------------
                                                  11,795,483
                                                ------------
             FOOD PRODUCTS -- 2.9%
      42,298 Keurig Green Mountain, Inc.           5,600,044
      91,347 Kraft Foods Group, Inc.               5,723,803
     155,536 Mondelez International, Inc.,
                Class A                            5,649,845
                                                ------------
                                                  16,973,692
                                                ------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 1.0%
      10,903 Intuitive Surgical, Inc. (a)          5,767,033
                                                ------------
             HEALTH CARE PROVIDERS &
                SERVICES -- 3.1%
     115,363 Catamaran Corp. (a)                   5,970,035
      71,646 Express Scripts Holding Co. (a)       6,066,267
      42,189 Henry Schein, Inc. (a)                5,744,032
                                                ------------
                                                  17,780,334
                                                ------------


SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             HEALTH CARE TECHNOLOGY -- 1.0%
      90,132 Cerner Corp. (a)                   $  5,827,935
                                                ------------
             HOTELS, RESTAURANTS & LEISURE
                -- 3.0%
      74,933 Marriott International, Inc.,
                Class A                            5,847,022
      73,026 Starbucks Corp.                       5,991,783
      38,648 Wynn Resorts Ltd.                     5,749,277
                                                ------------
                                                  17,588,082
                                                ------------
             HOUSEHOLD DURABLES -- 1.0%
     108,845 Garmin Ltd. (b)                       5,750,281
                                                ------------
             INTERNET & CATALOG RETAIL -- 5.1%
      19,349 Amazon.com, Inc. (a)                  6,004,962
     101,713 Liberty Interactive Corp.,
                Class A (a)                        2,992,397
      79,144 Liberty Ventures, Series A (a)        2,985,312
      17,056 Netflix, Inc. (a)                     5,826,500
       5,225 Priceline Group (The), Inc. (a)       5,957,597
      76,689 TripAdvisor, Inc. (a)                 5,725,601
                                                ------------
                                                  29,492,369
                                                ------------
             INTERNET SOFTWARE & SERVICES
                -- 6.9%
      91,798 Akamai Technologies, Inc. (a)         5,779,602
      24,772 Baidu, Inc., ADR (a)                  5,647,273
     101,533 eBay, Inc. (a)                        5,698,032
      24,786 Equinix, Inc.                         5,619,730
      72,630 Facebook, Inc., Class A (a)           5,666,592
       5,582 Google, Inc., Class A (a)             2,962,144
       5,620 Google, Inc., Class C (a)             2,958,368
     114,021 Yahoo!, Inc. (a)                      5,759,201
                                                ------------
                                                  40,090,942
                                                ------------
             IT SERVICES -- 4.0%
      68,491 Automatic Data Processing, Inc.       5,710,095
     108,464 Cognizant Technology Solutions
                Corp., Class A (a)                 5,711,714
      81,344 Fiserv, Inc. (a)                      5,772,984
     125,302 Paychex, Inc.                         5,785,193
                                                ------------
                                                  22,979,986
                                                ------------
             LEISURE PRODUCTS -- 1.1%
     198,740 Mattel, Inc.                          6,150,009
                                                ------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 1.0%
      30,540 Illumina, Inc. (a)                    5,637,073
                                                ------------
             MACHINERY -- 1.0%
      83,786 PACCAR, Inc.                          5,698,286
                                                ------------
             MEDIA -- 10.1%
      35,246 Charter Communications, Inc.,
                Class A (a)                        5,872,689
      50,742 Comcast Corp., Class A                2,943,543
      50,841 Comcast Corp., Special Class A        2,926,662
      67,875 DIRECTV (a)                           5,884,762
      81,879 Discovery Communications,
                Inc., Class A (a)                  2,820,732
      83,991 Discovery Communications, Inc.,
                Class C (a)                        2,832,177


                        See Notes to Financial Statements                Page 27

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014

SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MEDIA (CONTINUED)
      79,903 DISH Network Corp., Class A (a)    $  5,824,130
      59,768 Liberty Global PLC, Series C (a)      2,887,392
      57,414 Liberty Global PLC, Class A (a)       2,882,470
      84,387 Liberty Media Corp., Class A (a)      2,976,329
      85,349 Liberty Media Corp., Class C (a)      2,989,775
   1,671,917 Sirius XM Holdings, Inc. (a)          5,851,710
      75,326 Twenty-First Century Fox, Inc.,
                Class A                            2,892,895
      78,279 Twenty-First Century Fox, Inc.,
                Class B                            2,887,712
      76,416 Viacom, Inc., Class B                 5,750,304
                                                ------------
                                                  58,223,282
                                                ------------
             MULTILINE RETAIL -- 1.0%
      84,451 Dollar Tree, Inc. (a)                 5,943,661
                                                ------------
             PHARMACEUTICALS -- 1.0%
     100,886 Mylan, Inc. (a)                       5,686,944
                                                ------------
             PROFESSIONAL SERVICES -- 1.0%
      89,667 Verisk Analytics, Inc., Class A (a)   5,743,171
                                                ------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 14.0%
     155,871 Altera Corp.                          5,757,875
     102,237 Analog Devices, Inc.                  5,676,198
     233,089 Applied Materials, Inc.               5,808,578
      57,935 Avago Technologies Ltd.               5,827,682
     135,357 Broadcom Corp., Class A               5,865,019
     159,519 Intel Corp.                           5,788,945
      83,213 KLA-Tencor Corp.                      5,851,538
      72,067 Lam Research Corp.                    5,717,796
     126,265 Linear Technology Corp.               5,757,684
     168,209 Micron Technology, Inc. (a)           5,888,997
     284,122 NVIDIA Corp.                          5,696,646
      75,851 NXP Semiconductors N.V. (a)           5,795,016
     106,981 Texas Instruments, Inc.               5,719,739
     134,912 Xilinx, Inc.                          5,840,340
                                                ------------
                                                  80,992,053
                                                ------------
             SOFTWARE -- 9.9%
     286,494 Activision Blizzard, Inc.             5,772,854
      77,931 Adobe Systems, Inc. (a)               5,665,584
      96,857 Autodesk, Inc. (a)                    5,817,231
     187,661 CA, Inc.                              5,714,277
      74,063 Check Point Software
                Technologies Ltd. (a)              5,819,130
      91,890 Citrix Systems, Inc. (a)              5,862,582
     122,248 Electronic Arts, Inc. (a)             5,747,490
      61,773 Intuit, Inc.                          5,694,853
     121,729 Microsoft Corp.                       5,654,312
     224,643 Symantec Corp.                        5,763,216
                                                ------------
                                                  57,511,529
                                                ------------
             SPECIALTY RETAIL -- 5.2%
      78,879 Bed Bath & Beyond, Inc. (a)           6,008,214
      30,036 O'Reilly Automotive, Inc. (a)         5,785,534
      63,740 Ross Stores, Inc.                     6,008,132


SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             SPECIALTY RETAIL (CONTINUED)
     330,570 Staples, Inc.                      $  5,989,928
      75,951 Tractor Supply Co.                    5,986,458
                                                ------------
                                                  29,778,266
                                                ------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 4.9%
      51,899 Apple, Inc.                           5,728,612
     135,105 NetApp, Inc.                          5,600,102
      58,022 SanDisk Corp.                         5,684,995
      84,816 Seagate Technology PLC                5,640,264
      50,948 Western Digital Corp.                 5,639,944
                                                ------------
                                                  28,293,917
                                                ------------
             TRADING COMPANIES &
                DISTRIBUTORS -- 1.0%
     122,631 Fastenal Co.                          5,832,330
                                                ------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 3.0%
      51,275 SBA Communications Corp.,
                Class A (a)                        5,679,219
   1,408,313 VimpelCom Ltd., ADR                   5,879,707
     165,330 Vodafone Group PLC, ADR               5,649,326
                                                ------------
                                                  17,208,252
                                                ------------
             TOTAL COMMON STOCKS -- 100.0%       577,780,829
             (Cost $526,157,530)                ------------

             MONEY MARKET FUNDS -- 0.0%
     339,899 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.01% (c) (d)                        339,899
             (Cost $339,899)                    ------------

 PRINCIPAL
   VALUE
------------
             REPURCHASE AGREEMENTS -- 0.7%
$746,251     JPMorgan Chase & Co., 0.06% (c),
                dated 12/31/14, due 01/02/15,
                with a maturity value of
                $746,254. Collateralized by U.S.
                Treasury Notes, interest rates
                of 0.750% to 1.250%, due
                01/15/17 to 11/30/18. The value
                of the collateral including
                accrued interest is
                $763,581. (d)                        746,251
3,242,458    RBC Capital Markets LLC, 0.06%
                (c), dated 12/31/14, due
                01/02/15, with a maturity value
                of $3,242,469. Collateralized by
                U.S. Treasury Notes, interest
                rates of 0.250% to 1.750%, due
                12/31/15 to 09/30/19. The value
                of the collateral including
                accrued interest is
                $3,316,909. (d)                    3,242,458
                                                ------------


Page 28                 See Notes to Financial Statements

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014

             DESCRIPTION                              VALUE
------------------------------------------------------------
             TOTAL REPURCHASE AGREEMENTS
                -- 0.7%                         $  3,988,709
             (Cost $3,988,709)                  ------------
             TOTAL INVESTMENTS -- 100.7%         582,109,437
             (Cost $530,486,138) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.7)%             (4,281,428)
                                                ------------
             NET ASSETS -- 100.0%               $577,828,009
                                                ============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2F - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $4,215,306 and the total value of the collateral held by the Fund is $4,328,608.

(c)   Interest rate shown reflects yield as of December 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $534,528,185. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $61,176,846 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,595,594.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $577,780,829       $        --       $      --
Money Market Funds         339,899                --              --
Repurchase
   Agreement                    --         3,988,709              --
                      -----------------------------------------------
Total Investments     $578,120,728       $ 3,988,709       $      --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2014.

-----------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2D - Offsetting on the Statements of Assets and Liabilities).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $  4,215,306
Non-cash Collateral(2)                            (4,215,306)
------------------------------------------------------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At December 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $  3,988,709
Non-cash Collateral(4)                            (3,988,709)
------------------------------------------------------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Repurchase agreements, at value" on the Statements of Assets and Liabilities.

(4) At December 31, 2014, the value of the collateral received from the seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 29

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014

SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             COMMUNICATIONS EQUIPMENT
                -- 5.2%
     341,231 Cisco Systems, Inc.                $  9,491,340
     129,044 QUALCOMM, Inc.                        9,591,841
                                                ------------
                                                  19,083,181
                                                ------------
             HEALTH CARE PROVIDERS &
                SERVICES -- 2.7%
     188,432 Catamaran Corp. (a)                   9,751,356
                                                ------------
             HEALTH CARE TECHNOLOGY -- 2.6%
     147,210 Cerner Corp. (a)                      9,518,598
                                                ------------
             HOUSEHOLD DURABLES -- 2.6%
     177,777 Garmin Ltd.                           9,391,959
                                                ------------
             INTERNET SOFTWARE & SERVICES
                -- 15.3%
     149,931 Akamai Technologies, Inc. (a)         9,439,656
      40,456 Baidu, Inc., ADR (a)                  9,222,754
      40,480 Equinix, Inc.                         9,178,031
     118,628 Facebook, Inc., Class A (a)           9,255,357
       9,111 Google, Inc., Class A (a)             4,834,843
       9,178 Google, Inc., Class C (a)             4,831,299
     186,240 Yahoo!, Inc. (a)                      9,406,982
                                                ------------
                                                  56,168,922
                                                ------------
             IT SERVICES -- 2.5%
     177,149 Cognizant Technology Solutions
                Corp., Class A (a)                 9,328,666
                                                ------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 36.0%
     254,593 Altera Corp.                          9,404,666
     166,981 Analog Devices, Inc.                  9,270,785
     380,712 Applied Materials, Inc.               9,487,343
      94,619 Avago Technologies Ltd.               9,517,725
     221,084 Broadcom Corp., Class A               9,579,570
     260,542 Intel Corp.                           9,455,069
     135,919 KLA-Tencor Corp.                      9,557,824
     117,704 Lam Research Corp.                    9,338,635
     206,228 Linear Technology Corp.               9,403,997
     274,734 Micron Technology, Inc. (a)           9,618,437
     464,075 NVIDIA Corp.                          9,304,704
     123,887 NXP Semiconductors N.V. (a)           9,464,967
     174,737 Texas Instruments, Inc.               9,342,314
     220,352 Xilinx, Inc.                          9,539,038
                                                ------------
                                                 132,285,074
                                                ------------
             SOFTWARE -- 20.5%
     127,281 Adobe Systems, Inc. (a)               9,253,329
     158,194 Autodesk, Inc. (a)                    9,501,131
     306,506 CA, Inc.                              9,333,108
     120,972 Check Point Software
                Technologies Ltd. (a)              9,504,770
     150,085 Citrix Systems, Inc. (a)              9,575,423
     100,891 Intuit, Inc.                          9,301,141
     198,815 Microsoft Corp.                       9,234,957
     366,909 Symantec Corp.                        9,413,050
                                                ------------
                                                  75,116,909
                                                ------------


SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             TECHNOLOGY HARDWARE, STORAGE &
                PERIPHERALS -- 12.6%
      84,771 Apple, Inc.                        $  9,357,023
     220,676 NetApp, Inc.                          9,147,020
      94,766 SanDisk Corp.                         9,285,173
     138,533 Seagate Technology PLC                9,212,445
      83,209 Western Digital Corp.                 9,211,236
                                                ------------
                                                  46,212,897
                                                ------------
             TOTAL INVESTMENTS -- 100.0%         366,857,562
             (Cost 291,460,609) (b)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                   11,618
                                                ------------
             NET ASSETS -- 100.0%               $366,869,180
                                                ============

(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $293,992,382. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $73,727,095 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $861,915.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $366,857,562        $      --        $      --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2014.


Page 30                 See Notes to Financial Statements

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014

SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             COMMON STOCKS (a) -- 99.9%
             AIR FREIGHT & LOGISTICS -- 3.3%
      25,197 C.H. Robinson Worldwide, Inc. $ 1,887,003 43,968 Expeditors International of
                Washington, Inc.                   1,961,413
                                                ------------
                                                   3,848,416
                                                ------------
             AIRLINES -- 1.7%
      37,917 American Airlines Group, Inc.         2,033,489
                                                ------------
             AUTOMOBILES -- 1.7%
       8,769 Tesla Motors, Inc. (b)                1,950,313
                                                ------------
             BEVERAGES -- 1.6%
      17,225 Monster Beverage Corp. (b)            1,866,329
                                                ------------
             BIOTECHNOLOGY -- 10.9%
      10,145 Alexion Pharmaceuticals, Inc. (b)     1,877,129
      11,300 Amgen, Inc.                           1,799,977
       5,330 Biogen Idec, Inc. (b)                 1,809,269
      16,408 Celgene Corp. (b)                     1,835,399
      17,728 Gilead Sciences, Inc. (b)             1,671,041
       4,496 Regeneron Pharmaceuticals, Inc. (b)   1,844,484
      16,171 Vertex Pharmaceuticals, Inc. (b)      1,921,115
                                                ------------
                                                  12,758,414
                                                ------------
             CHEMICALS -- 1.7%
      14,086 Sigma-Aldrich Corp.                   1,933,585
                                                ------------
             COMMERCIAL SERVICES & SUPPLIES
                -- 1.6%
      14,559 Stericycle, Inc. (b)                  1,908,394
                                                ------------
             FOOD & STAPLES RETAILING -- 3.3%
      13,563 Costco Wholesale Corp.                1,922,555
      39,401 Whole Foods Market, Inc.              1,986,599
                                                ------------
                                                   3,909,154
                                                ------------
             FOOD PRODUCTS -- 4.8%
      14,018 Keurig Green Mountain, Inc.           1,855,913
      30,275 Kraft Foods Group, Inc.               1,897,032
      51,549 Mondelez International, Inc.,
                Class A                            1,872,517
                                                ------------
                                                   5,625,462
                                                ------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 1.6%
       3,614 Intuitive Surgical, Inc. (b)          1,911,589
                                                ------------
             HEALTH CARE PROVIDERS &
                SERVICES -- 3.3%
      23,746 Express Scripts Holding Co. (b)       2,010,574
      13,983 Henry Schein, Inc. (b)                1,903,785
                                                ------------
                                                   3,914,359
                                                ------------
             HOTELS, RESTAURANTS & LEISURE
                -- 5.0%
      24,832 Marriott International, Inc.,
                Class A                            1,937,641
      24,203 Starbucks Corp.                       1,985,856
      12,809 Wynn Resorts Ltd.                     1,905,467
                                                ------------
                                                   5,828,964
                                                ------------


SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             INTERNET & CATALOG RETAIL
                -- 8.3%
       6,412 Amazon.com, Inc. (b)               $  1,989,964
      33,708 Liberty Interactive Corp.,
                Class A (b)                          991,689
      26,232 Liberty Ventures, Series A (b)          989,471
       5,654 Netflix, Inc. (b)                     1,931,463
       1,732 Priceline Group (The), Inc. (b)       1,974,844
      25,417 TripAdvisor, Inc. (b)                 1,897,633
                                                ------------
                                                   9,775,064
                                                ------------
             INTERNET SOFTWARE & SERVICES
                -- 1.6%
      33,649 eBay, Inc. (b)                        1,888,382
                                                ------------
             IT SERVICES -- 4.9%
      22,699 Automatic Data Processing, Inc.       1,892,416
      26,960 Fiserv, Inc. (b)                      1,913,351
      41,528 Paychex, Inc.                         1,917,348
                                                ------------
                                                   5,723,115
                                                ------------
             LEISURE PRODUCTS -- 1.7%
      65,870 Mattel, Inc.                          2,038,347
                                                ------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 1.6%
      10,122 Illumina, Inc. (b)                    1,868,319
                                                ------------
             MACHINERY -- 1.6%
      27,770 PACCAR, Inc.                          1,888,638
                                                ------------
             MEDIA -- 16.5%
      11,679 Charter Communications,
                Inc., Class A (b)                  1,945,955
      33,668 Comcast Corp., Class A                1,945,582
      22,496 DIRECTV (b)                           1,950,403
      27,135 Discovery Communications, Inc.,
                Class A (b)                          934,801
      27,834 Discovery Communications, Inc.,
                Class C (b)                          938,562
      26,481 DISH Network Corp., Class A (b)       1,930,200
      19,810 Liberty Global PLC, Series C (b)        957,021
      19,025 Liberty Global PLC, Class A (b)         955,150
      27,963 Liberty Media Corp., Class A (b)        986,255
      28,283 Liberty Media Corp., Class C (b)        990,753
     554,109 Sirius XM Holdings, Inc. (b)          1,939,382
      24,964 Twenty-First Century
                Fox, Inc., Class A                   958,742
      25,945 Twenty-First Century
                Fox, Inc., Class B                   957,111
      25,326 Viacom, Inc., Class B                 1,905,782
                                                ------------
                                                  19,295,699
                                                ------------
             MULTILINE RETAIL -- 1.7%
      27,987 Dollar Tree, Inc. (b)                 1,969,725
                                                ------------
             PHARMACEUTICALS -- 1.6%
      33,434 Mylan, Inc. (b)                       1,884,674
                                                ------------
             PROFESSIONAL SERVICES -- 1.6%
      29,719 Verisk Analytics, Inc., Class A (b)   1,903,502
                                                ------------


                        See Notes to Financial Statements                Page 31

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014

SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SOFTWARE -- 3.3%
      94,950 Activision Blizzard, Inc.          $  1,913,242
      40,518 Electronic Arts, Inc. (b)             1,904,954
                                                ------------
                                                   3,818,196
                                                ------------
             SPECIALTY RETAIL -- 8.4%
      26,142 Bed Bath & Beyond, Inc. (b)           1,991,236
       9,956 O'Reilly Automotive, Inc. (b)         1,917,725
      21,124 Ross Stores, Inc.                     1,991,148
     109,559 Staples, Inc.                         1,985,209
      25,174 Tractor Supply Co.                    1,984,215
                                                ------------
                                                   9,869,533
                                                ------------
             TRADING COMPANIES &
                DISTRIBUTORS -- 1.7%
      40,642 Fastenal Co.                          1,932,933
                                                ------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 4.9%
      16,993 SBA Communications
                Corp., Class A (b)                 1,882,145
     466,689 VimpelCom Ltd., ADR                   1,948,427
      54,796 Vodafone Group PLC, ADR               1,872,379
                                                ------------
                                                   5,702,951
                                                ------------
             TOTAL COMMON STOCKS -- 99.9%        117,047,546
             (Cost $97,620,616)

             MONEY MARKET FUNDS -- 0.1%
     167,268 Morgan Stanley Institutional
                Liquidity Fund - Treasury
                Portfolio - Institutional
                Class - 0.03% (c)                    167,268
             (Cost $167,268)                    ------------
             TOTAL INVESTMENTS -- 100.0%         117,214,814
             (Cost $97,787,884) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.0)%                (20,130)
                                                ------------
             NET ASSETS -- 100.0%               $117,194,684
                                                ============

(a) The industry allocation is based on Standard & Poor's Global Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark (ICB) system, which is maintained by FTSE International Limited.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of December 31, 2014.

(d) Aggregate cost for federal income tax purposes is $99,083,617. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $20,613,725 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,482,528.

ADR - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $117,047,546        $      --        $      --
Money Market Funds         167,268               --               --
                      -----------------------------------------------
Total Investments     $117,214,814        $      --        $      --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2014


Page 32                 See Notes to Financial Statements

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN) PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014

SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AEROSPACE & DEFENSE -- 3.9%
      84,962 Hexcel Corp. (a)                   $  3,525,073
                                                ------------
             AUTOMOBILES -- 7.5%
      30,083 Tesla Motors, Inc. (a)                6,690,760
                                                ------------
             CONSTRUCTION & ENGINEERING
                -- 0.3%
      40,142 Ameresco, Inc., Class A (a)             280,994
                                                ------------
             ELECTRIC UTILITIES -- 8.3%
     183,972 ITC Holdings Corp.                    7,437,988
                                                ------------
             ELECTRICAL EQUIPMENT -- 11.3%
     187,053 Ballard Power Systems, Inc. (a) (b)     370,365
     467,571 Capstone Turbine Corp. (a) (b)          345,675
     136,243 China Ming Yang Wind Power
                Group Ltd., ADR (a) (b)              298,372
      61,770 Enphase Energy, Inc. (a) (b)            882,693
     401,978 FuelCell Energy, Inc. (a) (b)           619,046
      14,285 Hydrogenics Corp. (a) (b)               189,848
     245,139 Plug Power, Inc. (a) (b)                735,417
      31,675 PowerSecure International, Inc. (a) 369,014 183,783 Revolution Lighting Technologies,
                Inc. (a) (b)                         248,107
     113,407 SolarCity Corp. (a) (b)               6,065,007
                                                ------------
                                                  10,123,544
                                                ------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 8.8%
     237,821 AVX Corp.                             3,329,494
      55,306 Itron, Inc. (a)                       2,338,891
      42,269 Maxwell Technologies, Inc. (a) (b)      385,493
      64,666 Universal Display Corp. (a) (b)       1,794,482
                                                ------------
                                                   7,848,360
                                                ------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 1.8%
      65,886 Pattern Energy Group, Inc.            1,624,749
                                                ------------
             INTERNET SOFTWARE & SERVICES
                -- 1.1%
      70,575 OPOWER, Inc. (a) (b)                  1,004,282
                                                ------------
             MACHINERY -- 1.5%
      37,261 ESCO Technologies, Inc.               1,374,931
                                                ------------
             OIL, GAS & CONSUMABLE FUELS
                -- 3.1%
     111,968 Amyris, Inc. (a) (b)                    230,654
      53,255 Green Plains, Inc.                    1,319,659
      34,669 Pacific Ethanol, Inc. (a)               358,131
      59,904 Renewable Energy Group, Inc. (a)        581,668
     112,284 Solazyme, Inc. (a) (b)                  289,692
                                                ------------
                                                   2,779,804
                                                ------------
             REAL ESTATE INVESTMENT TRUSTS
                -- 0.6%
      38,723 Hannon Armstrong Sustainable
                Infrastructure Capital, Inc.         551,028
                                                ------------


SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 50.4%
      56,774 Advanced Energy Industries,
                Inc. (a)                        $  1,345,544
      77,725 Canadian Solar, Inc. (a) (b)          1,880,168
     101,212 Cree, Inc. (a) (b)                    3,261,051
     168,175 Fairchild Semiconductor
                International, Inc. (a)            2,838,794
      75,369 First Solar, Inc. (a)                 3,361,081
      44,667 IXYS Corp.                              562,804
      61,250 JA Solar Holdings Co., Ltd.,
                ADR (a) (b)                          501,331
      31,817 JinkoSolar Holding Co., Ltd.,
                ADR (a) (b)                          627,113
     159,810 Linear Technology Corp.               7,287,336
     134,575 Microsemi Corp. (a)                   3,819,239
     407,312 ON Semiconductor Corp. (a)            4,126,071
      41,807 Power Integrations, Inc.              2,163,094
     116,243 ReneSola Ltd., ADR (a) (b)              163,903
      37,030 Rubicon Technology, Inc. (a) (b)        169,227
     320,096 SunEdison, Inc. (a)                   6,245,073
     130,612 SunPower Corp. (a) (b)                3,373,708
     106,098 Trina Solar Ltd., ADR (a) (b)           982,467
      56,946 Veeco Instruments, Inc. (a)           1,986,276
     182,081 Yingli Green Energy Holding
                Co., Ltd., ADR (a) (b)               427,890
                                                ------------
                                                  45,122,170
                                                ------------
             SOFTWARE -- 1.4%
      41,311 EnerNOC, Inc. (a)                       638,255
      69,064 Silver Spring Networks,
                Inc. (a) (b)                         582,209
                                                ------------
                                                   1,220,464
                                                ------------
             TOTAL COMMON STOCKS -- 100.0%        89,584,147
             (Cost $98,289,196)                 ------------

             MONEY MARKET FUNDS -- 1.4%
   1,286,093 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.01% (c) (d)                      1,286,093
             (Cost $1,286,093)                  ------------

 PRINCIPAL
   VALUE
------------
             REPURCHASE AGREEMENTS -- 16.8%
$  2,823,634 JPMorgan Chase & Co., 0.06%
                (c), dated 12/31/14, due
                01/02/15, with a maturity value
                of $2,823,643. Collateralized by
                U.S. Treasury Notes, interest
                rates of 0.750% to 1.250%, due
                01/15/17 to 11/30/18. The value
                of the collateral including
                accrued interest is
                $2,889,205. (d)                    2,823,634


                        See Notes to Financial Statements                Page 33

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN) PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014

 PRINCIPAL
   VALUE     DESCRIPTION                              VALUE
------------------------------------------------------------
$ 12,268,675 RBC Capital Markets LLC, 0.06% (c),
                dated 12/31/14, due 01/02/15,
                with a maturity value of
                $12,268,716. Collateralized by
                U.S. Treasury Notes, interest
                rates of 0.250% to 1.750%, due
                12/31/15 to 09/30/19. The value
                of the collateral including
                accrued interest is
                $12,550,380. (d)                $ 12,268,675
                                                ------------
             TOTAL REPURCHASE AGREEMENTS
                -- 16.8%                          15,092,309
             (Cost $15,092,309)                 ------------

             TOTAL INVESTMENTS -- 118.2%         105,962,549
             (Cost $114,667,598) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- (18.2)%           (16,346,652)
                                                ------------
             NET ASSETS -- 100.0%               $ 89,615,897
                                                ============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2F - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $15,995,198 and the total value of the collateral held by the Fund is $16,378,402.

(c)   Interest rate shown reflects yield as of December 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $116,093,593. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,337,312 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $16,468,356.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*         $89,584,147      $        --        $      --
Money Market Funds       1,286,093               --               --
Repurchase Agreements           --       15,092,309               --
                      -----------------------------------------------
Total Investments      $90,870,240      $15,092,309        $      --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2014.


Page 34                 See Notes to Financial Statements

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN) PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014

-----------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2D - Offsetting on the Statements of Assets and Liabilities).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $ 15,995,198
Non-cash Collateral(2)                           (15,995,198)
------------------------------------------------------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At December 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $ 15,092,309
Non-cash Collateral(4)                           (15,092,309)
------------------------------------------------------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Repurchase agreements, at value" on the Statements of Assets and Liabilities.

(4) At December 31, 2014, the value of the collateral received from the seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 35

FIRST TRUST S&P REIT INDEX FUND (FRI)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014

SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             COMMON STOCKS (a) -- 99.5%
             DIVERSIFIED REITS -- 10.0%
      17,960 American Assets Trust, Inc.        $    714,988
     439,932 American Realty Capital Properties,
                Inc.                               3,981,385
      12,123 Armada Hoffler Properties, Inc.         115,047
     114,796 Chambers Street Properties              925,256
      99,659 Cousins Properties, Inc.              1,138,106
     165,575 Duke Realty Corp.                     3,344,615
      47,615 Empire State Realty Trust, Inc.,
                Class A                              837,072
      28,493 First Potomac Realty Trust              352,173
       9,168 Gladstone Commercial Corp.              157,414
      55,785 Investors Real Estate Trust             455,763
     101,277 Lexington Realty Trust                1,112,021
      71,979 Liberty Property Trust                2,708,570
       6,600 One Liberty Properties, Inc.            156,222
       9,391 PS Business Parks, Inc.                 746,960
      18,016 Select Income REIT                      439,771
     193,121 Spirit Realty Capital, Inc.           2,296,209
      84,603 Vornado Realty Trust                  9,958,619
      32,304 Washington Real Estate Investment
                Trust                                893,529
      11,067 Whitestone REIT                         167,222
      46,874 WP Carey, Inc.                        3,285,867
                                                ------------
                                                  33,786,809
                                                ------------
             HEALTH CARE REITS -- 13.3%
      11,902 Aviv REIT, Inc.                         410,381
      13,547 CareTrust REIT, Inc.                    167,034
     222,531 HCP, Inc.                             9,798,040
     158,778 Health Care REIT, Inc.               12,014,731
      47,569 Healthcare Realty Trust, Inc.         1,299,585
      57,895 Healthcare Trust of America, Inc.,
                Class A                            1,559,691
      16,886 LTC Properties, Inc.                    728,969
      83,561 Medical Properties Trust, Inc.        1,151,471
      15,920 National Health Investors, Inc.       1,113,763
      32,169 New Senior Investment Group, Inc.       529,180
      61,743 OMEGA Healthcare Investors, Inc.      2,412,299
      22,959 Physicians Realty Trust                 381,119
      26,419 Sabra Health Care REIT, Inc.            802,345
      98,787 Senior Housing Properties Trust       2,184,181
       6,270 Universal Health Realty
                Income Trust                         301,712
     142,608 Ventas, Inc.                         10,224,994
                                                ------------
                                                  45,079,495
                                                ------------
             HOTEL & RESORT REITS -- 7.9%
      11,446 Ashford Hospitality Prime, Inc.         196,414
      37,711 Ashford Hospitality Trust, Inc.         395,211
      16,469 Chatham Lodging Trust                   477,107
      26,592 Chesapeake Lodging Trust                989,488
      94,821 DiamondRock Hospitality Co.           1,409,988
      53,599 FelCor Lodging Trust, Inc.              579,941
      97,264 Hersha Hospitality Trust                683,766
      72,632 Hospitality Properties Trust          2,251,592
     366,960 Host Hotels & Resorts, Inc.           8,722,639
      54,110 LaSalle Hotel Properties              2,189,832


SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             HOTEL & RESORT REITS (CONTINUED)
      34,604 Pebblebrook Hotel Trust            $  1,578,981
      63,968 RLJ Lodging Trust                     2,144,847
      24,723 Ryman Hospitality Properties, Inc. 1,303,891 129,558 Strategic Hotels & Resorts,
                Inc. (b)                           1,714,052
      41,673 Summit Hotel Properties, Inc.           518,412
      99,525 Sunstone Hotel Investors, Inc.        1,643,158
                                                ------------
                                                  26,799,319
                                                ------------
             INDUSTRIAL REITS -- 4.7%
      42,673 DCT Industrial Trust, Inc.            1,521,719
      15,471 EastGroup Properties, Inc.              979,624
      53,569 First Industrial Realty Trust, Inc. 1,101,379 27,364 Monmouth Real Estate
                Investment Corp.                     302,919
     242,271 Prologis, Inc.                       10,424,921
      19,798 Rexford Industrial Realty, Inc.         311,027
      31,219 STAG Industrial, Inc.                   764,865
      20,101 Terreno Realty Corp.                    414,684
                                                ------------
                                                  15,821,138
                                                ------------
             OFFICE REITS -- 13.4%
      34,887 Alexandria Real Estate Equities,
                Inc.                               3,095,872
      95,669 BioMed Realty Trust, Inc.             2,060,710
      74,182 Boston Properties, Inc.               9,546,482
      86,729 Brandywine Realty Trust               1,385,929
      60,555 Columbia Property Trust, Inc.         1,535,069
      10,524 CoreSite Realty Corp.                   410,962
      44,830 Corporate Office Properties Trust     1,271,827
      17,040 CyrusOne, Inc.                          469,452
      65,661 Digital Realty Trust, Inc.            4,353,324
      65,964 Douglas Emmett, Inc.                  1,873,378
      31,906 DuPont Fabros Technology, Inc.        1,060,556
      62,451 Equity Commonwealth                   1,603,117
      43,208 Franklin Street Properties Corp.        530,162
      34,088 Government Properties Income Trust      784,365
      75,781 Gramercy Property Trust, Inc.           522,889
      44,223 Highwoods Properties, Inc.            1,958,195
      26,639 Hudson Pacific Properties, Inc.         800,768
      40,675 Kilroy Realty Corp.                   2,809,422
      40,551 Mack-Cali Realty Corp.                  772,902
      78,589 New York REIT, Inc.                     832,258
      40,797 Parkway Properties, Inc.                750,257
      74,776 Piedmont Office Realty Trust, Inc.,
                Class A                            1,408,780
       5,784 QTS Realty Trust, Inc., Class A         195,731
      46,771 SL Green Realty Corp.                 5,566,684
                                                ------------
                                                  45,599,091
                                                ------------
             RESIDENTIAL REITS -- 16.1%
      50,931 American Campus Communities, Inc.     2,106,506
      68,655 American Homes 4 Rent, Class A        1,169,195
      15,607 American Residential Properties,
                Inc. (b)                             274,215
      70,841 Apartment Investment &
                Management Co., Class A            2,631,743
      27,931 Associated Estates Realty Corp.         648,279
      63,960 AvalonBay Communities, Inc.          10,450,424
      41,860 Camden Property Trust                 3,090,942


Page 36                 See Notes to Financial Statements

FIRST TRUST S&P REIT INDEX FUND (FRI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014

SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             RESIDENTIAL REITS (CONTINUED)
      31,372 Campus Crest Communities, Inc.     $    229,329
      23,013 Education Realty Trust, Inc.            842,046
      38,630 Equity LifeStyle Properties, Inc.     1,991,376
     175,580 Equity Residential                   12,613,667
      30,979 Essex Property Trust, Inc.            6,400,261
      27,798 Home Properties, Inc.                 1,823,549
      11,714 Independence Realty Trust, Inc.         109,057
      36,470 Mid-America Apartment
                Communities, Inc.                  2,723,580
      26,388 Post Properties, Inc.                 1,550,823
       9,628 Preferred Apartment Communities,
                Inc., Class A                         87,615
      18,109 Silver Bay Realty Trust Corp.           299,885
      18,299 Starwood Waypoint Residential
                Trust                                482,545
      21,865 Sun Communities, Inc.                 1,321,958
       6,936 Trade Street Residential, Inc.           53,338
     123,668 UDR, Inc.                             3,811,448
      10,534 UMH Properties, Inc.                    100,600
                                                ------------
                                                  54,812,381
                                                ------------
             RETAIL REITS -- 25.5%
      32,752 Acadia Realty Trust                   1,049,047
       8,343 Agree Realty Corp.                      259,384
       1,604 Alexander's, Inc.                       701,237
       8,776 AmREIT, Inc.                            232,915
      66,056 Brixmor Property Group, Inc.          1,640,831
      82,508 CBL & Associates Properties, Inc.     1,602,305
      33,387 Cedar Realty Trust, Inc.                245,061
     144,966 DDR Corp.                             2,661,576
      37,201 Equity One, Inc.                        943,417
      29,615 Excel Trust, Inc.                       396,545
      33,012 Federal Realty Investment Trust       4,405,782
     304,062 General Growth Properties, Inc.       8,553,264
      12,632 Getty Realty Corp.                      230,029
      70,599 Glimcher Realty Trust                   970,030
      42,691 Inland Real Estate Corp.                467,467
     199,357 Kimco Realty Corp.                    5,011,835
      40,450 Kite Realty Group Trust               1,162,533
      68,181 Macerich (The) Co.                    5,686,977
      63,905 National Retail Properties, Inc. 2,515,940 33,331 Pennsylvania Real Estate
                Investment Trust                     781,945
      37,580 Ramco-Gershenson Properties Trust       704,249
     107,907 Realty Income Corp.                   5,148,243
      45,177 Regency Centers Corp.                 2,881,389
      45,051 Retail Opportunity Investments
                Corp.                                756,406
     114,448 Retail Properties of America, Inc.,
                Class A                            1,910,137
      16,782 Rouse Properties, Inc.                  310,803
       5,468 Saul Centers, Inc.                      312,715
     150,593 Simon Property Group, Inc.           27,424,491
      46,471 Tanger Factory Outlet Centers, Inc.   1,717,568
      30,679 Taubman Centers, Inc.                 2,344,489
      13,342 Urstadt Biddle Properties, Inc.,
                Class A                              291,923


SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             RETAIL REITS (CONTINUED)
      75,178 Washington Prime Group, Inc.       $  1,294,565
      54,507 Weingarten Realty Investors           1,903,384
                                                ------------
                                                  86,518,482
                                                ------------
             SPECIALIZED REITS -- 8.6%
      56,443 Corrections Corp. of America          2,051,139
      78,920 CubeSmart                             1,741,764
      27,698 EPR Properties                        1,596,236
      53,551 Extra Space Storage, Inc.             3,140,231
      43,588 Gaming and Leisure Properties, Inc.   1,278,872
      35,931 Geo Group, (The), Inc.                1,450,175
      90,352 Iron Mountain, Inc.                   3,493,008
      70,298 Public Storage                       12,994,585
      16,357 Sovran Self Storage, Inc.             1,426,658
                                                ------------
                                                  29,172,668
                                                ------------
             TOTAL COMMON STOCKS -- 99.5%         337,589,383
             (Cost $321,046,483)                ------------

             MONEY MARKET FUNDS -- 0.1%
     338,626 Morgan Stanley Institutional
                Liquidity Fund - Treasury
                Portfolio - Institutional
                Class - 0.03% (c)                    338,626
             (Cost $338,626)                    ------------

             TOTAL INVESTMENTS -- 99.6%          337,928,009
             (Cost $321,385,109) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.4%                1,201,688
                                                ------------
             NET ASSETS -- 100.0%               $339,129,697
                                                ============

(a) The industry classification is based upon standard & Poor's Global Industry Classification Standard (GICS) Sub-Industry.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of December 31, 2014.

(d) Aggregate cost for federal income tax purposes is $322,338,768. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $19,157,128 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,567,887.


                        See Notes to Financial Statements                Page 37

FIRST TRUST S&P REIT INDEX FUND (FRI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $337,589,383        $      --        $      --
Money Market Funds         338,626               --               --
                      -----------------------------------------------
Total Investments     $337,928,009        $      --        $      --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2014.


Page 38                 See Notes to Financial Statements

FIRST TRUST ISE WATER INDEX FUND (FIW)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014

SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             COMMON STOCKS -- 100.1%
             CHEMICALS -- 5.5%
      57,044 Ashland, Inc.                      $  6,831,590
     193,058 Calgon Carbon Corp. (a)               4,011,745
                                                ------------
                                                  10,843,335
                                                ------------
             COMMERCIAL SERVICES &
                SUPPLIES -- 2.0%
     147,092 Tetra Tech, Inc.                      3,927,356
                                                ------------
             CONSTRUCTION & ENGINEERING
                -- 8.3%
     128,180 AECOM (a)                             3,892,827
     139,864 Aegion Corp. (a)                      2,602,869
     286,534 Layne Christensen Co. (a)             2,733,534
     242,458 Northwest Pipe Co. (a)                7,302,835
                                                ------------
                                                  16,532,065
                                                ------------
             DIVERSIFIED FINANCIAL SERVICES
                -- 1.3%
     135,518 PICO Holdings, Inc. (a)               2,554,514
                                                ------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS
                & COMPONENTS -- 5.4%
     138,015 Badger Meter, Inc.                    8,191,190
      58,912 Itron, Inc. (a)                       2,491,389
                                                ------------
                                                  10,682,579
                                                ------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 1.9%
      25,316 IDEXX Laboratories, Inc. (a)          3,753,603
                                                ------------
             INDUSTRIAL CONGLOMERATES -- 6.4%
      78,735 Danaher Corp.                         6,748,377
      37,713 Roper Industries, Inc.                5,896,428
                                                ------------
                                                  12,644,805
                                                ------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 1.9%
      94,876 Agilent Technologies, Inc.            3,884,224
                                                ------------
             MACHINERY -- 44.4%
     104,390 Crane Co.                             6,127,693
   1,397,216 Energy Recovery, Inc. (a)             7,363,328
      68,680 Flowserve Corp.                       4,109,125
     225,851 Gorman-Rupp (The) Co.                 7,254,334
      75,815 IDEX Corp.                            5,901,440
      85,039 Lindsay Corp.                         7,291,244
     114,893 Mueller Industries, Inc.              3,922,447
     386,116 Mueller Water Products, Inc.,
                Class A                            3,953,828
      60,606 Pall Corp.                            6,133,933
     125,575 Pentair PLC                           8,340,692
     291,792 Rexnord Corp. (a)                     8,231,452
      29,222 Valmont Industries, Inc.              3,711,194
     125,303 Watts Water Technologies, Inc.,
                Class A                            7,949,222
     208,204 Xylem, Inc.                           7,926,326
                                                ------------
                                                  88,216,258
                                                ------------
             WATER UTILITIES -- 23.0%
      68,668 American States Water Co.             2,586,037
     143,918 American Water Works Co., Inc.        7,670,829
     290,891 Aqua America, Inc.                    7,766,790


SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             WATER UTILITIES (CONTINUED)
     537,571 Cadiz, Inc. (a)                    $  6,020,795
     320,723 California Water Service Group        7,892,993
   1,152,444 Cia de Saneamento Basico do
                Estado de Sao Paulo, ADR           7,248,873
     377,226 Consolidated Water Co., Ltd.          4,028,774
      79,011 SJW Corp.                             2,537,833
                                                ------------
                                                  45,752,924
                                                ------------
             TOTAL COMMON STOCKS -- 100.1%       198,791,663
             (Cost $177,199,074)                ------------

             MONEY MARKET FUNDS -- 0.3%
     650,198 Morgan Stanley Institutional
                Liquidity Fund - Treasury
                Portfolio - Institutional
                Class - 0.03% (b)                    650,198
             (Cost $650,198)                    ------------

             TOTAL INVESTMENTS -- 100.4%         199,441,861
             (Cost $177,849,272) (c)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.4)%               (891,668)
                                                ------------
             NET ASSETS -- 100.0%               $198,550,193
                                                ============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of December 31, 2014.

(c) Aggregate cost for federal income tax purposes is $179,094,377. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $28,234,151 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,886,667.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $198,791,663        $      --        $      --
Money Market Funds         650,198               --               --
                      -----------------------------------------------
Total Investments     $199,441,861        $      --        $      --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2014.


                        See Notes to Financial Statements                Page 39

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014

SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             OIL, GAS & CONSUMABLE FUELS -- 100.0%
     115,116 Anadarko Petroleum Corp.           $  9,497,070
     149,585 Apache Corp.                          9,374,492
     280,577 Cabot Oil & Gas Corp.                 8,307,885
     489,707 Chesapeake Energy Corp.               9,583,566
      85,712 Cimarex Energy Co.                    9,085,472
   1,605,044 Comstock Resources, Inc. (a)         10,930,350
     159,264 Devon Energy Corp.                    9,748,549
     692,582 Encana Corp.                          9,606,112
     106,813 EQT Corp.                             8,085,744
   3,769,004 EXCO Resources, Inc. (a)              8,178,739
   2,148,236 Goodrich Petroleum Corp. (a) (b) 9,538,168 2,542,942 Magnum Hunter Resources
                Corp. (a) (b)                      7,984,838
     553,974 Matador Resources Co. (b)            11,206,894
     349,878 Newfield Exploration Co. (b)          9,488,691
     192,489 Noble Energy, Inc.                    9,129,753
     435,857 QEP Resources, Inc.                   8,813,029
     155,825 Range Resources Corp.                 8,328,846
   4,716,519 SandRidge Energy, Inc. (a) (b)        8,584,065
     273,754 SM Energy Co.                        10,561,429
     294,065 Southwestern Energy Co. (b)           8,025,034
     520,183 Statoil ASA, ADR                      9,160,423
     618,957 Stone Energy Corp. (b)               10,447,994
   2,741,081 Swift Energy Co. (a) (b)             11,101,378
   1,967,964 Talisman Energy, Inc.                15,409,158
     575,107 Ultra Petroleum Corp. (a) (b)         7,568,408
     783,897 WPX Energy, Inc. (b)                  9,116,722
                                                ------------
             TOTAL COMMON STOCKS -- 100.0%       246,862,809
             (Cost $407,809,050)                ------------
             WARRANTS -- 0.0%
             OIL, GAS & CONSUMABLE FUELS
                -- 0.0%
     495,122 Magnum Hunter Resources
                Corp., expiring 04/15/16
                @ $0 (a) (b) (c)                           0
             (Cost $8,995)                      ------------
             MONEY MARKET FUNDS -- 1.5%
   3,771,235 Goldman Sachs Financial
                Square Treasury Obligations
                Fund - Institutional Class -
                0.01% (d) (e)                      3,771,235
             (Cost $3,771,235)                  ------------

PRINCIPAL
  VALUE      DESCRIPTION                              VALUE
------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 17.9%
$  8,279,800 JPMorgan Chase & Co., 0.06% (d),
                dated 12/31/14, due 01/02/15,
                with a maturity value of
                $8,279,827. Collateralized by
                U.S. Treasury Notes, interest
                rates of 0.750% to 1.250%, due
                01/15/17 to 11/30/18. The value
                of the collateral including
                accrued interest is
                $8,472,074. (e)                 $  8,279,800
  35,975,690 RBC Capital Markets LLC, 0.06% (d),
                dated 12/31/14, due 01/02/15,
                with a maturity value of
                $35,975,810. Collateralized by
                U.S. Treasury Notes, interest
                rates of 0.250% to 1.750%, due
                12/31/15 to 09/30/19. The value
                of the collateral including
                accrued interest is
                $36,801,737. (e)                  35,975,690
                                                ------------
             TOTAL REPURCHASE AGREEMENTS
                -- 17.9%                          44,255,490
             (Cost $44,255,490)                 ------------

             TOTAL INVESTMENTS -- 119.4%         294,889,534
             (Cost $455,844,770) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- (19.4)%           (47,943,974)
                                                ------------
             NET ASSETS -- 100.0%               $246,945,560
                                                ============

(a) All or a portion of this security is on loan. (See Note 2F - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $46,149,597 and the total value of the collateral held by the Fund is $48,026,725.

(b)   Non-income producing security.

(c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended. At December 31, 2014, securities noted as such amounted to $0, or 0.00% of net assets.

(d)   Interest rate shown reflects yield as of December 31, 2014.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for federal income tax purposes is $476,800,078. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $249,586 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $182,160,130.

ADR   - American Depositary Receipt


Page 40                 See Notes to Financial Statements

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $246,862,809        $        --      $      --
Money Market Funds       3,771,235                 --             --
Repurchase Agreements           --         44,255,490             --
Warrants*                       --                 -- **          --
                      -----------------------------------------------
Total Investments     $250,634,044        $44,255,490      $      --
                      ===============================================

*   See Portfolio of Investments for industry breakout.
**  Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2014.

-----------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2D - Offsetting on the Statements of Assets and Liabilities).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $ 46,149,597
Non-cash Collateral(2)                           (46,149,597)
------------------------------------------------------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At December 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $ 44,255,490
Non-cash Collateral(4)                           (44,255,490)
------------------------------------------------------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Repurchase agreements, at value" on the Statements of Assets and Liabilities.

(4) At December 31, 2014, the value of the collateral received from the seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 41

FIRST TRUST ISE CHINDIA INDEX FUND (FNI)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014

SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             COMMON STOCKS -- 100.0%
             AUTOMOBILES -- 4.8%
      61,814 Kandi Technologies Group,
                Inc. (a) (b)                    $    866,014
     105,108 Tata Motors Ltd., ADR                 4,443,966
                                                ------------
                                                   5,309,980
                                                ------------
             BANKS -- 14.2%
     157,503 HDFC Bank Ltd., ADR                   7,993,277
     676,666 ICICI Bank Ltd., ADR                  7,815,493
                                                ------------
                                                  15,808,770
                                                ------------
             DIVERSIFIED CONSUMER
                SERVICES -- 1.3%
      36,595 New Oriental Education &
                Technology Group, Inc., ADR (b)      746,904
      26,150 TAL Education Group, ADR (b)            734,553
                                                ------------
                                                   1,481,457
                                                ------------
             DIVERSIFIED TELECOMMUNICATION
                SERVICES -- 1.4%
      13,792 China Telecom Corp., Ltd., ADR          809,729
      56,796 China Unicom (Hong Kong)
                Ltd., ADR                            763,906
                                                ------------
                                                   1,573,635
                                                ------------
             HEALTH CARE EQUIPMENT
                & SUPPLIES -- 0.7%
      27,924 Mindray Medical International
                Ltd., ADR (a)                        737,194
                                                ------------
             HOTELS, RESTAURANTS &
                LEISURE -- 2.8%
      38,422 500.com Ltd., Class A,
                ADR (a) (b)                          666,622
      95,716 Melco Crown Entertainment
                Ltd., ADR                          2,431,186
                                                ------------
                                                   3,097,808
                                                ------------
             INDEPENDENT POWER AND
                RENEWABLE ELECTRICITY
                PRODUCERS -- 0.7%
      15,457 Huaneng Power International, Inc.,
                ADR                                  837,306
                                                ------------
             INSURANCE -- 0.8%
      15,167 China Life Insurance Co., Ltd.,
                ADR (a)                              890,455
                                                ------------
             INTERNET & CATALOG
                RETAIL -- 16.8%
      49,378 Ctrip.com International Ltd.,
                ADR (b)                            2,246,699
      82,930 E-Commerce China Dangdang,
                Inc., Class A, ADR (a) (b)           770,420
     326,900 JD.com, Inc., ADR (a) (b)             7,564,466
      57,006 Jumei International Holding Ltd.,
                ADR (a) (b)                          776,422
      81,857 MakeMyTrip Ltd. (b)                   2,127,463


SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             INTERNET & CATALOG
                RETAIL (CONTINUED)
      28,524 Qunar Cayman Islands Ltd.,
                ADR (a) (b)                     $    810,937
     227,289 Vipshop Holdings Ltd., ADR (b)        4,441,227
                                                ------------
                                                  18,737,634
                                                ------------
             INTERNET SOFTWARE &
                SERVICES -- 19.0%
      48,956 21Vianet Group, Inc., ADR (a) (b)       757,349
      17,889 58.com, Inc., ADR (a) (b)               743,288
      21,360 Autohome, Inc., ADR (b)                 776,650
      34,170 Baidu, Inc., ADR (b)                  7,789,735
      11,124 Bitauto Holdings Ltd., ADR (b)          783,241
      71,060 Leju Holdings Ltd., ADR (a) (b)         764,606
       7,738 NetEase, Inc., ADR                      767,145
      74,354 Qihoo 360 Technology Co.,
                Ltd., ADR (b)                      4,257,510
      20,624 SINA Corp. (b)                          771,544
      16,093 Sohu.com, Inc. (b)                      855,826
      99,558 SouFun Holdings Ltd., ADR               735,734
      48,009 Weibo Corp., ADR (a) (b)                683,648
      43,187 Youku Tudou, Inc., ADR (b)              769,160
      11,959 YY, Inc., ADR (a) (b)                   745,524
                                                ------------
                                                  21,200,960
                                                ------------
             IT SERVICES -- 13.1%
     250,585 Infosys Ltd., ADR                     7,883,404
     400,501 Wipro Ltd., ADR (a)                   4,533,671
     109,103 WNS Holdings Ltd., ADR (b)            2,254,068
                                                ------------
                                                  14,671,143
                                                ------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 0.7%
      22,635 WuXi PharmaTech Cayman, Inc.,
                ADR (b)                              762,120
                                                ------------
             METALS & MINING -- 2.0%
     168,331 Sesa Sterlite Ltd., ADR               2,285,935
                                                ------------
             OIL, GAS & CONSUMABLE
                FUELS -- 3.6%
      10,110 China Petroleum & Chemical
                Corp., ADR                           819,011
      17,634 CNOOC Ltd., ADR (a)                   2,388,349
       7,544 PetroChina Co., Ltd., ADR (a)           837,082
                                                ------------
                                                   4,044,442
                                                ------------
             PHARMACEUTICALS -- 3.8%
      83,072 Dr. Reddy's Laboratories Ltd.,
                ADR                                4,190,982
                                                ------------
             PROFESSIONAL SERVICES -- 0.7%
      23,257 51job, Inc., ADR (b)                    833,763
                                                ------------
             REAL ESTATE MANAGEMENT
                & DEVELOPMENT -- 0.6%
      92,945 E-House China Holdings Ltd.,
                ADR                                  672,922
                                                ------------


Page 42                 See Notes to Financial Statements

FIRST TRUST ISE CHINDIA INDEX FUND (FNI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014

SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             SEMICONDUCTORS &
                SEMICONDUCTOR
                EQUIPMENT -- 1.4%
      39,285 JinkoSolar Holding Co., Ltd.,
                ADR (a) (b)                     $    774,308
      87,255 Trina Solar Ltd., ADR (a) (b)           807,981
                                                ------------
                                                   1,582,289
                                                ------------
             SOFTWARE -- 0.7%
      49,175 Cheetah Mobile, Inc., ADR (a) (b)       743,526
                                                ------------
             TEXTILES, APPAREL & LUXURY
                GOODS -- 6.8%
     101,803 Michael Kors Holdings Ltd. (b)        7,645,405
                                                ------------
             WIRELESS TELECOMMUNICATION
                SERVICES -- 4.1%
      77,534 China Mobile Ltd., ADR                4,560,550
                                                ------------
             TOTAL COMMON STOCKS -- 100.0%       111,668,276
             (Cost $102,840,356)                ------------
             MONEY MARKET FUNDS -- 1.2%
   1,325,502 Goldman Sachs Financial
                Square Treasury Obligations
                Fund - Institutional Class -
                0.01% (c) (d)                      1,325,502
             (Cost $1,325,502)                  ------------

 PRINCIPAL
   VALUE
------------
             REPURCHASE AGREEMENTS -- 13.9%
$  2,910,158 JPMorgan Chase & Co., 0.06% (c),
                dated 12/31/14, due 01/02/15,
                with a maturity value of
                $2,910,167. Collateralized by
                U.S. Treasury Notes, interest
                rates of 0.750% to 1.250%, due
                01/15/17 to 11/30/18. The value
                of the collateral including
                accrued interest is
                $2,977,737. (d)                    2,910,158
  12,644,620 RBC Capital Markets LLC, 0.06% (c),
                dated 12/31/14, due 01/02/15,
                with a maturity value of
                $12,644,662. Collateralized by
                U.S. Treasury Notes, interest
                rates of 0.250% to 1.750%, due
                12/31/15 to 09/30/19. The value
                of the collateral including
                accrued interest is
                $12,934,957. (d)                  12,644,620
                                                ------------
             TOTAL REPURCHASE AGREEMENTS
                -- 13.9%                          15,554,778
             (Cost $15,554,778)                 ------------
             TOTAL INVESTMENTS -- 115.1%         128,548,556
             (Cost $119,720,636) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- (15.1)%           (16,885,212)
                                                ------------
             NET ASSETS -- 100.0%               $111,663,344
                                                ============

(a) All or a portion of this security is on loan. (See Note 2F - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $16,412,925 and the total value of the collateral held by the Fund is $16,880,280.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of December 31, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for federal income tax purposes is $121,101,831. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $12,891,636 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,444,911.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $111,668,276       $        --       $      --
Money Market Funds       1,325,502                --              --
Repurchase Agreements           --        15,554,778              --
                      -----------------------------------------------
Total Investments     $112,993,778       $15,554,778       $      --
                      ===============================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2014.

COUNTRY ALLOCATIONS AS A PERCENTAGE OF NET ASSETS**:
----------------------------------------------------
Cayman Islands                         42.0%
India                                  35.1
United States                          16.6
Hong Kong                               6.9
British Virgin Islands                  6.8
China                                   3.8
Jersey                                  2.0
Mauritius                               1.9
Net Other Assets and Liabilities      (15.1)
                                     -------
                                      100.0%
                                     =======

*   See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                        See Notes to Financial Statements                Page 43

FIRST TRUST ISE CHINDIA INDEX FUND (FNI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014

-----------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2D - Offsetting on the Statements of Assets and Liabilities).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $ 16,412,925
Non-cash Collateral(2)                           (16,412,925)
------------------------------------------------------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At December 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $ 15,554,778
Non-cash Collateral(3)                           (15,554,778)
------------------------------------------------------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Repurchase agreements, at value" on the Statements of Assets and Liabilities.

(4) At December 31, 2014, the value of the collateral received from the seller exceeded the value of the repurchase agreements.


Page 44                 See Notes to Financial Statements

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014

SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             COMMON STOCKS -- 99.9%
             BANKS -- 87.6%
      15,725 1st Source Corp.                   $    539,525
      18,558 Ameris Bancorp                          475,827
       8,308 Arrow Financial Corp.                   228,387
      10,206 BancFirst Corp.                         646,958
      24,850 Bancorp (The), Inc. (a)                 270,616
       3,910 Bank of Marin Bancorp                   205,627
      52,526 Bank of the Ozarks, Inc.              1,991,786
      12,898 Banner Corp.                            554,872
      52,389 BBCN Bancorp, Inc.                      753,354
      19,438 BNC Bancorp                             334,528
      45,693 BOK Financial Corp.                   2,743,408
      54,551 Boston Private Financial
                Holdings, Inc.                       734,802
       9,050 Bryn Mawr Bank Corp.                    283,265
       4,891 Camden National Corp.                   194,857
      19,782 Capital Bank Financial Corp.,
                Class A (a)                          530,158
      21,108 Cardinal Financial Corp.                418,572
      47,766 Cascade Bancorp (a)                     247,906
      52,525 Cathay General Bancorp                1,344,115
      29,798 Centerstate Banks, Inc.                 354,894
      21,591 Chemical Financial Corp.                661,548
      10,028 City Holding Co.                        466,603
      26,818 CoBiz Financial, Inc.                   352,120
      35,078 Columbia Banking System, Inc.           968,504
      63,457 Commerce Bancshares, Inc.             2,759,745
      11,491 Community Trust Bancorp, Inc.           420,686
      19,549 ConnectOne Bancorp, Inc.                371,431
      69,739 CVB Financial Corp.                   1,117,219
      19,799 Eagle Bancorp, Inc. (a)                 703,260
      94,601 East West Bancorp, Inc.               3,662,005
      13,038 Enterprise Financial Services Corp.     257,240
      14,055 Fidelity Southern Corp.                 226,426
       9,291 Financial Institutions, Inc.            233,669
      12,986 First Bancorp.                          239,851
      57,236 First Busey Corp.                       372,606
       5,658 First Citizens BancShares, Inc.,
                Class A                            1,430,286
      12,128 First Community Bancshares, Inc.        199,748
      40,444 First Financial Bancorp                 751,854
      42,219 First Financial Bankshares, Inc.      1,261,504
       8,505 First Financial Corp.                   302,948
      14,332 First Interstate BancSystem, Inc.,
                Class A                              398,716
      24,812 First Merchants Corp.                   564,473
      49,619 First Midwest Bancorp, Inc.             848,981
      12,241 First NBC Bank Holding Co. (a)          430,883
       9,134 First of Long Island (The) Corp.        259,132
     108,997 FirstMerit Corp.                      2,058,953
      19,540 Flushing Financial Corp.                396,076
     122,090 Fulton Financial Corp.                1,509,032
       8,706 German American Bancorp, Inc.           265,707
      49,441 Glacier Bancorp, Inc.                 1,372,977
       9,047 Great Southern Bancorp, Inc.            358,894
      53,754 Hancock Holding Co.                   1,650,248
      21,025 Hanmi Financial Corp.                   458,555


SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             BANKS (CONTINUED)
      12,178 Heartland Financial USA, Inc.      $    330,024
      19,939 Heritage Financial Corp.                349,929
      44,503 Home BancShares, Inc.                 1,431,216
      13,511 HomeTrust Bancshares, Inc. (a)          225,093
       6,070 Horizon Bancorp                         158,670
      22,041 IBERIABANK Corp.                      1,429,359
      15,788 Independent Bank Corp./MA               675,884
      15,126 Independent Bank Corp./MI               197,394
      11,214 Independent Bank Group, Inc.            438,019
      43,887 International Bancshares Corp.        1,164,761
     235,763 Investors Bancorp, Inc.               2,646,440
      24,983 Lakeland Bancorp, Inc.                  292,301
      10,905 Lakeland Financial Corp.                474,040
      26,365 LegacyTexas Financial Group,
                Inc. (a)                             628,805
      14,292 MainSource Financial Group, Inc.        298,989
      49,272 MB Financial, Inc.                    1,619,078
      11,113 Mercantile Bank Corp.                   233,595
       9,362 Metro Bancorp, Inc. (a)                 242,663
      97,108 National Penn Bancshares, Inc.        1,022,062
      28,815 NBT Bancorp, Inc.                       756,970
      75,116 Old National Bancorp                  1,117,726
      18,527 Opus Bank (a)                           525,611
      11,133 Pacific Premier Bancorp, Inc. (a)       192,935
      67,160 PacWest Bancorp                       3,053,094
      29,556 Park Sterling Corp.                     217,237
       8,099 Peapack-Gladstone Financial Corp.       150,317
       3,168 Penns Woods Bancorp, Inc.               156,056
       9,325 Peoples Bancorp, Inc.                   241,797
       4,974 Peoples Financial Services Corp.        247,108
      23,500 Pinnacle Financial Partners, Inc.       929,190
      68,181 Popular, Inc. (a)                     2,321,563
       8,893 Preferred Bank                          248,026
      51,300 PrivateBancorp, Inc.                  1,713,420
      20,782 Renasant Corp.                          601,223
      12,238 Republic Bancorp, Inc., Class A         302,523
      19,636 S&T Bancorp, Inc.                       585,349
      16,502 Sandy Spring Bancorp, Inc.              430,372
      21,826 Seacoast Banking Corp. of
                Florida (a)                          300,107
      16,338 ServisFirst Bancshares, Inc.            538,337
      33,158 Signature Bank (a)                    4,176,582
      11,877 Simmons First National Corp.,
                Class A                              482,800
      15,908 South State Corp.                     1,067,109
      12,467 Southside Bancshares, Inc.              360,421
      12,821 Southwest Bancorp, Inc.                 222,573
      18,919 Square 1 Financial, Inc.,
                Class A (a)                          467,299
      21,267 State Bank Financial Corp.              424,915
       9,694 Stock Yards Bancorp, Inc.               323,198
       6,751 Stonegate Bank                          199,965
      12,249 Sun Bancorp, Inc. (a)                   237,631
      46,462 Talmer Bancorp, Inc., Class A           652,326
      30,118 Texas Capital Bancshares, Inc. (a)    1,636,311
      23,507 TowneBank                               355,426
      14,969 TriCo Bancshares                        369,734
      18,922 Tristate Capital Holdings, Inc. (a)     193,761


                        See Notes to Financial Statements                Page 45

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014

SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             BANKS (CONTINUED)
      44,443 Trustmark Corp.                    $  1,090,631
      29,980 UMB Financial Corp.                   1,705,562
     143,165 Umpqua Holdings Corp.                 2,435,237
      29,954 Union Bankshares Corp.                  721,292
      45,606 United Bankshares, Inc.               1,707,945
      39,707 United Community Banks, Inc.            752,051
      10,686 Univest Corp. of Pennsylvania           216,285
      11,022 Washington Trust Bancorp, Inc.          442,864
      19,298 WesBanco, Inc.                          671,570
      17,060 Westamerica Bancorporation              836,281
      51,604 Wilshire Bancorp, Inc.                  522,749
      30,785 Wintrust Financial Corp.              1,439,507
     133,732 Zions Bancorporation                  3,812,699
                                                ------------
                                                  96,197,344
                                                ------------
             IT SERVICES -- 0.4%
       7,589 Cass Information Systems, Inc.          404,114
                                                ------------
             THRIFTS & MORTGAGE FINANCE
                -- 11.9%
      30,686 Bank Mutual Corp.                       210,506
      49,528 Beneficial Mutual Bancorp, Inc. (a)     607,709
       9,762 BofI Holding, Inc. (a)                  759,581
      46,145 Brookline Bancorp, Inc.                 462,834
      92,691 Capitol Federal Financial, Inc.       1,184,591
      12,034 Charter Financial Corp.                 137,789
      17,580 Clifton Bancorp, Inc.                   238,912
      24,286 Dime Community Bancshares, Inc.         395,376
       6,157 First Defiance Financial Corp.          209,707
       9,791 HomeStreet, Inc.                        170,461
      36,053 Meridian Bancorp, Inc. (a)              404,515
       4,066 Meta Financial Group, Inc.              142,473
      32,278 Northfield Bancorp, Inc.                477,714
      62,566 Northwest Bancshares, Inc.              783,952
      11,210 OceanFirst Financial Corp.              192,139
      29,538 Oritani Financial Corp.                 454,885
     197,848 TFS Financial Corp.                   2,944,968
      62,535 TrustCo Bank Corp. NY                   454,004
      32,745 United Community Financial Corp.        175,841
      33,657 United Financial Bancorp, Inc.          483,315
      64,702 Washington Federal, Inc.              1,433,149
      22,683 Waterstone Financial, Inc.              298,282
       6,194 WSFS Financial Corp.                    476,257
                                                ------------
                                                  13,098,960
                                                ------------
             TOTAL INVESTMENTS -- 99.9%          109,700,418
             (Cost $103,735,850) (b)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                  117,763
                                                ------------
             NET ASSETS -- 100.0%               $109,818,181
                                                ============

(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $104,412,928. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,978,201 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,690,711.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*        $109,700,418        $      --        $      --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2014.


Page 46                 See Notes to Financial Statements

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014

SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             COMMON STOCKS -- 99.4%
             AEROSPACE & DEFENSE -- 2.7%
         141 Boeing (The) Co.                   $     18,327
          67 General Dynamics Corp.                    9,221
         166 Honeywell International, Inc.            16,587
          18 L-3 Communications Holdings, Inc.         2,272
          57 Lockheed Martin Corp.                    10,977
          43 Northrop Grumman Corp.                    6,338
          30 Precision Castparts Corp.                 7,226
          65 Raytheon Co.                              7,031
          28 Rockwell Collins, Inc.                    2,365
          59 Textron, Inc.                             2,484
         180 United Technologies Corp.                20,700
                                                ------------
                                                     103,528
                                                ------------
             AIR FREIGHT & LOGISTICS -- 0.8%
          31 C.H. Robinson Worldwide, Inc.             2,322
          41 Expeditors International of
                Washington, Inc.                       1,829
          56 FedEx Corp.                               9,725
         148 United Parcel Service, Inc.,
                Class B                               16,453
                                                ------------
                                                      30,329
                                                ------------
             AIRLINES -- 0.4%
         178 Delta Air Lines, Inc.                     8,756
         144 Southwest Airlines Co.                    6,094
                                                ------------
                                                      14,850
                                                ------------
             AUTO COMPONENTS -- 0.4%
          48 BorgWarner, Inc.                          2,638
          63 Delphi Automotive PLC                     4,581
          58 Goodyear Tire & Rubber (The) Co.          1,657
         141 Johnson Controls, Inc.                    6,816
                                                ------------
                                                      15,692
                                                ------------
             AUTOMOBILES -- 0.7%
         817 Ford Motor Co.                           12,664
         286 General Motors Co.                        9,984
          45 Harley-Davidson, Inc.                     2,966
                                                ------------
                                                      25,614
                                                ------------
             BANKS -- 6.0%
       2,232 Bank of America Corp.                    39,930
         153 BB&T Corp.                                5,950
         643 Citigroup, Inc.                          34,793
          38 Comerica, Inc.                            1,780
         175 Fifth Third Bancorp                       3,566
         173 Huntington Bancshares, Inc.               1,820
         793 JPMorgan Chase & Co.                     49,626
         184 KeyCorp                                   2,557
          28 M&T Bank Corp.                            3,517
         112 PNC Financial Services Group
                (The), Inc.                           10,218
         292 Regions Financial Corp.                   3,083
         111 SunTrust Banks, Inc.                      4,651
         380 U.S. Bancorp                             17,081
       1,002 Wells Fargo & Co.                        54,930
          43 Zions Bancorporation                      1,226
                                                ------------
                                                     234,728
                                                ------------


SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             BEVERAGES -- 2.1%
          33 Brown-Forman Corp., Class B        $      2,899
         837 Coca-Cola (The) Co.                      35,338
          47 Coca-Cola Enterprises, Inc.               2,078
          36 Constellation Brands, Inc.,
                Class A (a)                            3,534
          41 Dr. Pepper Snapple Group, Inc.            2,939
          34 Molson Coors Brewing Co., Class B         2,534
          31 Monster Beverage Corp. (a)                3,359
         318 PepsiCo, Inc.                            30,070
                                                ------------
                                                      82,751
                                                ------------
             BIOTECHNOLOGY -- 2.9%
          42 Alexion Pharmaceuticals, Inc. (a)         7,771
         161 Amgen, Inc.                              25,646
          50 Biogen Idec, Inc. (a)                    16,973
         170 Celgene Corp. (a)                        19,016
         320 Gilead Sciences, Inc. (a)                30,163
          16 Regeneron Pharmaceuticals, Inc. (a)       6,564
          51 Vertex Pharmaceuticals, Inc. (a)          6,059
                                                ------------
                                                     112,192
                                                ------------
             BUILDING PRODUCTS -- 0.1%
          20 Allegion PLC                              1,109
          76 Masco Corp.                               1,915
                                                ------------
                                                       3,024
                                                ------------
             CAPITAL MARKETS -- 2.3%
          12 Affiliated Managers Group, Inc. (a)       2,547
          39 Ameriprise Financial, Inc.                5,158
         239 Bank of New York Mellon (The)
                Corp.                                  9,696
          27 BlackRock, Inc.                           9,654
         244 Charles Schwab (The) Corp.                7,366
          61 E*TRADE Financial Corp. (a)               1,480
          83 Franklin Resources, Inc.                  4,596
          86 Goldman Sachs Group (The), Inc.          16,669
          91 Invesco Ltd.                              3,596
          21 Legg Mason, Inc.                          1,121
         324 Morgan Stanley                           12,571
          47 Northern Trust Corp.                      3,168
          89 State Street Corp.                        6,987
          55 T. Rowe Price Group, Inc                  4,722
                                                ------------
                                                      89,331
                                                ------------
             CHEMICALS -- 2.4%
          41 Air Products & Chemicals, Inc.            5,913
          14 Airgas, Inc.                              1,613
          11 CF Industries Holdings, Inc.              2,998
         235 Dow Chemical (The) Co.                   10,718
         192 E.I. du Pont de Nemours & Co.            14,196
          32 Eastman Chemical Co.                      2,428
          57 Ecolab, Inc.                              5,958
          28 FMC Corp.                                 1,597
          17 International Flavors & Fragrances,
                Inc.                                   1,723
          88 LyondellBasell Industries N.V.,
                Class A                                6,986
         103 Monsanto Co.                             12,305
          67 Mosaic (The) Co.                          3,059
          29 PPG Industries, Inc.                      6,703


                        See Notes to Financial Statements                Page 47

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014

SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             CHEMICALS (CONTINUED)
          62 Praxair, Inc.                      $      8,033
          17 Sherwin-Williams (The) Co.                4,472
          25 Sigma-Aldrich Corp.                       3,432
                                                ------------
                                                      92,134
                                                ------------
             COMMERCIAL SERVICES &
                SUPPLIES -- 0.4%
          37 ADT (The) Corp.                           1,341
          21 Cintas Corp.                              1,647
          43 Pitney Bowes, Inc.                        1,048
          54 Republic Services, Inc.                   2,173
          18 Stericycle, Inc. (a)                      2,359
          89 Tyco International PLC                    3,904
          90 Waste Management, Inc.                    4,619
                                                ------------
                                                      17,091
                                                ------------
             COMMUNICATIONS EQUIPMENT
                -- 1.7%
       1,085 Cisco Systems, Inc.                      30,179
          16 F5 Networks, Inc. (a)                     2,087
          22 Harris Corp.                              1,580
          82 Juniper Networks, Inc.                    1,830
          45 Motorola Solutions, Inc.                  3,019
         353 QUALCOMM, Inc.                           26,239
                                                ------------
                                                      64,934
                                                ------------
             CONSTRUCTION & ENGINEERING
                -- 0.1%
          33 Fluor Corp.                               2,001
          28 Jacobs Engineering Group, Inc. (a)        1,251
          46 Quanta Services, Inc. (a)                 1,306
                                                ------------
                                                       4,558
                                                ------------
             CONSTRUCTION MATERIALS -- 0.1%
          13 Martin Marietta Materials, Inc.           1,434
          28 Vulcan Materials Co.                      1,841
                                                ------------
                                                       3,275
                                                ------------
             CONSUMER FINANCE -- 0.9%
         189 American Express Co.                     17,585
         118 Capital One Financial Corp.               9,741
          96 Discover Financial Services               6,287
          87 Navient Corp.                             1,880
                                                ------------
                                                      35,493
                                                ------------
             CONTAINERS & PACKAGING -- 0.2%
          19 Avery Dennison Corp.                        986
          29 Ball Corp.                                1,977
          35 MeadWestvaco Corp.                        1,553
          35 Owens-Illinois, Inc. (a)                    945
          45 Sealed Air Corp.                          1,909
                                                ------------
                                                       7,370
                                                ------------
             DISTRIBUTORS -- 0.1%
          32 Genuine Parts Co.                         3,410
                                                ------------
             DIVERSIFIED CONSUMER SERVICES
                -- 0.0%
          58 H&R Block, Inc.                           1,953
                                                ------------


SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             DIVERSIFIED FINANCIAL SERVICES
                -- 2.1%
         387 Berkshire Hathaway, Inc.,
                Class B (a)                     $     58,108
          67 CME Group, Inc.                           5,939
          24 Intercontinental Exchange, Inc.           5,263
          67 Leucadia National Corp.                   1,502
          58 McGraw Hill Financial, Inc.               5,161
          39 Moody's Corp.                             3,737
          25 NASDAQ OMX Group (The), Inc.              1,199
                                                ------------
                                                      80,909
                                                ------------
             DIVERSIFIED TELECOMMUNICATION
                -- 2.3%
       1,101 AT&T, Inc.                               36,983
         121 CenturyLink, Inc.                         4,789
         213 Frontier Communications Corp.             1,421
          59 Level 3 Communications, Inc. (a)          2,913
         881 Verizon Communications, Inc.             41,213
         128 Windstream Holdings, Inc.                 1,055
                                                ------------
                                                      88,374
                                                ------------
             ELECTRIC UTILITIES -- 1.8%
         104 American Electric Power Co., Inc.         6,315
         150 Duke Energy Corp.                        12,531
          69 Edison International                      4,518
          38 Entergy Corp.                             3,324
         182 Exelon Corp.                              6,749
          89 FirstEnergy Corp.                         3,470
          93 NextEra Energy, Inc.                      9,885
          67 Northeast Utilities                       3,586
          53 Pepco Holdings, Inc.                      1,427
          23 Pinnacle West Capital Corp.               1,571
         141 PPL Corp.                                 5,123
         191 Southern (The) Co.                        9,380
         107 Xcel Energy, Inc.                         3,843
                                                ------------
                                                      71,722
                                                ------------
             ELECTRICAL EQUIPMENT -- 0.6%
          52 AMETEK, Inc.                              2,737
         101 Eaton Corp. PLC                           6,864
         147 Emerson Electric Co.                      9,074
          29 Rockwell Automation, Inc.                 3,225
                                                ------------
                                                      21,900
                                                ------------
             ELECTRONIC EQUIPMENT,
                INSTRUMENTS & COMPONENTS
                -- 0.4%
          66 Amphenol Corp., Class A                   3,551
         272 Corning, Inc.                             6,237
          30 FLIR Systems, Inc.                          969
          86 TE Connectivity Ltd.                      5,440
                                                ------------
                                                      16,197
                                                ------------
             ENERGY EQUIPMENT & SERVICES
                -- 1.3%
          92 Baker Hughes, Inc.                        5,158
          42 Cameron International Corp. (a)           2,098
          14 Diamond Offshore Drilling, Inc.             514
          50 Ensco PLC, Class A                        1,498
          50 FMC Technologies, Inc. (a)                2,342


Page 48                 See Notes to Financial Statements

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014

SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             ENERGY EQUIPMENT &
                SERVICES (CONTINUED)
         180 Halliburton Co.                    $      7,079
          23 Helmerich & Payne, Inc.                   1,551
          61 Nabors Industries Ltd.                      792
          91 National Oilwell Varco, Inc.              5,963
          53 Noble Corp. PLC                             878
         273 Schlumberger Ltd.                        23,317
          72 Transocean Ltd.                           1,320
                                                ------------
                                                      52,510
                                                ------------
             FOOD & STAPLES RETAILING
                -- 2.5%
          93 Costco Wholesale Corp.                   13,183
         243 CVS Health Corp.                         23,403
         104 Kroger (The) Co.                          6,678
          49 Safeway, Inc.                             1,721
         125 Sysco Corp.                               4,961
         185 Walgreens Boots Alliance, Inc.           14,097
         335 Wal-Mart Stores, Inc.                    28,770
          76 Whole Foods Market, Inc.                  3,832
                                                ------------
                                                      96,645
                                                ------------
             FOOD PRODUCTS -- 1.6%
         137 Archer-Daniels-Midland Co.                7,124
          38 Campbell Soup Co.                         1,672
          90 ConAgra Foods, Inc.                       3,265
         128 General Mills, Inc.                       6,826
          31 Hershey (The) Co.                         3,222
          29 Hormel Foods Corp.                        1,511
          22 J.M. Smucker (The) Co.                    2,222
          53 Kellogg Co.                               3,468
          26 Keurig Green Mountain, Inc.               3,442
         125 Kraft Foods Group, Inc.                   7,833
          27 McCormick & Co., Inc.                     2,006
          43 Mead Johnson Nutrition Co.                4,323
         357 Mondelez International, Inc.,
                Class A                               12,968
          62 Tyson Foods, Inc., Class A                2,486
                                                ------------
                                                      62,368
                                                ------------
             GAS UTILITIES -- 0.0%
          25 AGL Resources, Inc.                       1,363
                                                ------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES -- 2.2%
         320 Abbott Laboratories                      14,406
         115 Baxter International, Inc.                8,428
          41 Becton, Dickinson and Co.                 5,706
         282 Boston Scientific Corp. (a)               3,736
          16 C. R. Bard, Inc.                          2,666
          43 CareFusion Corp. (a)                      2,552
          96 Covidien PLC                              9,819
          30 DENTSPLY International, Inc.              1,598
          23 Edwards Lifesciences Corp. (a)            2,930
           8 Intuitive Surgical, Inc. (a)              4,231
         209 Medtronic, Inc.                          15,090
          61 St. Jude Medical, Inc.                    3,967
          63 Stryker Corp.                             5,943


SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             HEALTH CARE EQUIPMENT &
                SUPPLIES (CONTINUED)
          21 Varian Medical Systems, Inc. (a)   $      1,817
          36 Zimmer Holdings, Inc.                     4,083
                                                ------------
                                                      86,972
                                                ------------
             HEALTH CARE PROVIDERS &
                SERVICES -- 2.3%
          75 Aetna, Inc.                               6,662
          44 AmerisourceBergen Corp.                   3,967
          57 Anthem, Inc.                              7,163
          70 Cardinal Health, Inc.                     5,651
          56 Cigna Corp.                               5,763
          36 DaVita HealthCare Partners, Inc. (a)      2,727
         156 Express Scripts Holding Co. (a)          13,209
          33 Humana, Inc.                              4,740
          18 Laboratory Corp. of America
                Holdings (a)                           1,942
          49 McKesson Corp.                           10,171
          18 Patterson Cos., Inc.                        866
          31 Quest Diagnostics, Inc.                   2,079
          21 Tenet Healthcare Corp. (a)                1,064
         204 UnitedHealth Group, Inc.                 20,622
          19 Universal Health Services, Inc.,
                Class B                                2,114
                                                ------------
                                                      88,740
                                                ------------
             HEALTH CARE TECHNOLOGY -- 0.1%
          65 Cerner Corp. (a)                          4,203
                                                ------------
             HOTELS, RESTAURANTS & LEISURE
                -- 1.6%
          96 Carnival Corp.                            4,352
           7 Chipotle Mexican Grill, Inc. (a)          4,791
          28 Darden Restaurants, Inc.                  1,641
          45 Marriott International, Inc.,
                Class A                                3,511
         207 McDonald's Corp.                         19,396
          35 Royal Caribbean Cruises Ltd.              2,885
         159 Starbucks Corp.                          13,046
          38 Starwood Hotels & Resorts
                Worldwide, Inc.                        3,081
          26 Wyndham Worldwide Corp.                   2,230
          17 Wynn Resorts Ltd.                         2,529
          93 Yum! Brands, Inc.                         6,775
                                                ------------
                                                      64,237
                                                ------------
             HOUSEHOLD DURABLES -- 0.4%
          70 D.R. Horton, Inc.                         1,770
          26 Garmin Ltd.                               1,373
          15 Harman International Industries,
                Inc.                                   1,601
          29 Leggett & Platt, Inc.                     1,236
          38 Lennar Corp., Class A                     1,703
          13 Mohawk Industries, Inc. (a)               2,020
          58 Newell Rubbermaid, Inc.                   2,209
          71 PulteGroup, Inc.                          1,524
          17 Whirlpool Corp.                           3,293
                                                ------------
                                                      16,729
                                                ------------


                        See Notes to Financial Statements                Page 49

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014

SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             HOUSEHOLD PRODUCTS -- 2.0%
          27 Clorox (The) Co.                   $      2,814
         182 Colgate-Palmolive Co.                    12,592
          79 Kimberly-Clark Corp.                      9,128
         573 Procter & Gamble (The) Co.               52,194
                                                ------------
                                                      76,728
                                                ------------
             INDEPENDENT POWER AND RENEWABLE
                ELECTRICITY PRODUCERS -- 0.1%
         139 AES (The) Corp.                           1,914
          72 NRG Energy, Inc                           1,940
                                                ------------
                                                       3,854
                                                ------------
             INDUSTRIAL CONGLOMERATES -- 2.3%
         136 3M Co.                                   22,348
         130 Danaher Corp.                            11,142
       2,131 General Electric Co.                     53,851
          21 Roper Industries, Inc.                    3,283
                                                ------------
                                                      90,624
                                                ------------
             INSURANCE -- 2.8%
          70 ACE Ltd.                                  8,042
          96 Aflac, Inc.                               5,865
          89 Allstate (The) Corp.                      6,252
         297 American International Group, Inc.       16,635
          61 Aon PLC                                   5,785
          15 Assurant, Inc.                            1,026
          50 Chubb (The) Corp.                         5,173
          31 Cincinnati Financial Corp.                1,607
         105 Genworth Financial, Inc.,
                Class A (a)                              892
          92 Hartford Financial Services Group
                (The), Inc.                            3,835
          55 Lincoln National Corp.                    3,172
          64 Loews Corp.                               2,689
         115 Marsh & McLennan Cos., Inc.               6,583
         241 MetLife, Inc.                            13,036
          58 Principal Financial Group, Inc.           3,012
         114 Progressive (The) Corp.                   3,077
          97 Prudential Financial, Inc.                8,775
          27 Torchmark Corp.                           1,463
          70 Travelers (The) Cos., Inc.                7,409
          53 Unum Group                                1,849
          55 XL Group PLC                              1,890
                                                ------------
                                                     108,067
                                                ------------
             INTERNET & CATALOG RETAIL -- 1.2%
          81 Amazon.com, Inc. (a)                     25,138
          21 Expedia, Inc.                             1,793
          13 Netflix, Inc. (a)                         4,441
          11 Priceline Group (The), Inc. (a)          12,542
          24 TripAdvisor, Inc. (a)                     1,792
                                                ------------
                                                      45,706
                                                ------------
             INTERNET SOFTWARE & SERVICES
                -- 3.2%
          38 Akamai Technologies, Inc. (a)             2,392
         240 eBay, Inc. (a)                           13,469
         444 Facebook, Inc., Class A (a)              34,641
          60 Google, Inc., Class A (a)                31,840


SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             INTERNET SOFTWARE &
                SERVICES (CONTINUED)
          60 Google, Inc., Class C (a)          $     31,584
          23 VeriSign, Inc. (a)                        1,311
         187 Yahoo!, Inc. (a)                          9,445
                                                ------------
                                                     124,682
                                                ------------
             IT SERVICES -- 3.3%
         133 Accenture PLC, Class A                   11,878
          14 Alliance Data Systems Corp. (a)           4,005
         102 Automatic Data Processing, Inc.           8,504
         129 Cognizant Technology Solutions
                Corp., Class A (a)                     6,793
          30 Computer Sciences Corp.                   1,891
          60 Fidelity National Information
               Services, Inc.                          3,732
          52 Fiserv, Inc. (a)                          3,690
         195 International Business Machines
                Corp.                                 31,286
         208 MasterCard, Inc., Class A                17,921
          69 Paychex, Inc.                             3,186
          32 Teradata Corp. (a)                        1,398
          35 Total System Services, Inc.               1,189
         104 Visa, Inc., Class A                      27,269
         111 Western Union (The) Co.                   1,988
         228 Xerox Corp.                               3,160
                                                ------------
                                                     127,890
                                                ------------
             LEISURE PRODUCTS -- 0.1%
          24 Hasbro, Inc.                              1,320
          72 Mattel, Inc.                              2,228
                                                ------------
                                                       3,548
                                                ------------
             LIFE SCIENCES TOOLS & SERVICES
                -- 0.4%
          71 Agilent Technologies, Inc.                2,907
          24 PerkinElmer, Inc.                         1,049
          85 Thermo Fisher Scientific, Inc.           10,650
          18 Waters Corp. (a)                          2,029
                                                ------------
                                                      16,635
                                                ------------
             MACHINERY -- 1.5%
         128 Caterpillar, Inc.                        11,716
          36 Cummins, Inc.                             5,190
          76 Deere & Co.                               6,724
          35 Dover Corp.                               2,510
          29 Flowserve Corp.                           1,735
          76 Illinois Tool Works, Inc.                 7,197
          56 Ingersoll-Rand PLC                        3,550
          21 Joy Global, Inc.                            977
          75 PACCAR, Inc.                              5,101
          23 Pall Corp.                                2,328
          32 Parker-Hannifin Corp.                     4,126
          40 Pentair PLC                               2,657
          12 Snap-on, Inc                              1,641
          33 Stanley Black & Decker, Inc.              3,170
          39 Xylem, Inc.                               1,485
                                                ------------
                                                      60,107
                                                ------------


Page 50                 See Notes to Financial Statements

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014

SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MEDIA -- 3.5%
          46 Cablevision Systems Corp., Class A $        949
         101 CBS Corp., Class B                        5,589
         547 Comcast Corp., Class A                   31,731
         107 DIRECTV (a)                               9,277
          32 Discovery Communications, Inc.,
                Class A (a)                            1,102
          58 Discovery Communications, Inc.,
                Class C (a)                            1,956
          48 Gannett Co., Inc.                         1,533
          89 Interpublic Group of Cos. (The),
                Inc.                                   1,849
         106 News Corp., Class A (a)                   1,663
          53 Omnicom Group, Inc.                       4,106
          22 Scripps Networks Interactive, Inc.,
                Class A                                1,656
          60 Time Warner Cable, Inc.                   9,124
         178 Time Warner, Inc.                        15,205
         394 Twenty-First Century Fox, Inc.,
                Class A                               15,132
          78 Viacom, Inc., Class B                     5,869
         331 Walt Disney (The) Co.                    31,177
                                                ------------
                                                     137,918
                                                ------------
             METALS & MINING -- 0.4%
         250 Alcoa, Inc.                               3,948
          23 Allegheny Technologies, Inc.                800
         221 Freeport-McMoRan, Inc.                    5,163
         106 Newmont Mining Corp.                      2,003
          68 Nucor Corp.                               3,335
                                                ------------
                                                      15,249
                                                ------------
             MULTILINE RETAIL -- 0.8%
          64 Dollar General Corp. (a)                  4,525
          44 Dollar Tree, Inc. (a)                     3,097
          20 Family Dollar Stores, Inc.                1,584
          43 Kohl's Corp.                              2,625
          73 Macy's, Inc.                              4,800
          30 Nordstrom, Inc.                           2,381
         135 Target Corp.                             10,248
                                                ------------
                                                      29,260
                                                ------------
             MULTI-UTILITIES -- 1.2%
          51 Ameren Corp.                              2,353
          91 CenterPoint Energy, Inc.                  2,132
          58 CMS Energy Corp.                          2,015
          62 Consolidated Edison, Inc.                 4,093
         124 Dominion Resources, Inc.                  9,536
          38 DTE Energy Co.                            3,282
          17 Integrys Energy Group, Inc.               1,323
          67 NiSource, Inc.                            2,842
         101 PG&E Corp.                                5,377
         107 Public Service Enterprise Group,
                Inc.                                   4,431
          30 SCANA Corp.                               1,812
          49 Sempra Energy                             5,457
          50 TECO Energy, Inc.                         1,024
          48 Wisconsin Energy Corp.                    2,532
                                                ------------
                                                      48,209
                                                ------------


SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             OIL, GAS & CONSUMABLE FUELS
                -- 7.0%
         107 Anadarko Petroleum Corp.           $      8,827
          80 Apache Corp.                              5,014
          88 Cabot Oil & Gas Corp.                     2,606
         110 Chesapeake Energy Corp.                   2,153
         401 Chevron Corp.                            44,984
          19 Cimarex Energy Co.                        2,014
         261 ConocoPhillips                           18,025
          49 CONSOL Energy, Inc.                       1,657
          75 Denbury Resources, Inc.                     610
          82 Devon Energy Corp.                        5,019
         116 EOG Resources, Inc.                      10,680
          32 EQT Corp.                                 2,422
         899 Exxon Mobil Corp.                        83,113
          54 Hess Corp.                                3,986
         361 Kinder Morgan, Inc.                      15,274
         143 Marathon Oil Corp.                        4,045
          59 Marathon Petroleum Corp.                  5,325
          35 Murphy Oil Corp.                          1,768
          29 Newfield Exploration Co. (a)                786
          76 Noble Energy, Inc.                        3,605
         165 Occidental Petroleum Corp.               13,301
          44 ONEOK, Inc.                               2,191
         117 Phillips 66                               8,389
          32 Pioneer Natural Resources Co.             4,763
          35 QEP Resources, Inc.                         708
          36 Range Resources Corp.                     1,924
          75 Southwestern Energy Co. (a)               2,047
         142 Spectra Energy Corp.                      5,155
          27 Tesoro Corp.                              2,007
         111 Valero Energy Corp.                       5,494
         143 Williams (The) Cos., Inc.                 6,426
                                                ------------
                                                     274,318
                                                ------------
             PAPER & FOREST PRODUCTS
                -- 0.1%
          90 International Paper Co.                   4,822
                                                ------------
             PERSONAL PRODUCTS -- 0.1%
          92 Avon Products, Inc.                         864
          48 Estee Lauder (The) Cos., Inc.,
                Class A                                3,657
                                                ------------
                                                       4,521
                                                ------------
             PHARMACEUTICALS -- 6.2%
         338 AbbVie, Inc.                             22,119
          56 Actavis PLC (a)                          14,415
          63 Allergan, Inc.                           13,393
         352 Bristol-Myers Squibb Co.                 20,778
         208 Eli Lilly & Co.                          14,350
          36 Hospira, Inc. (a)                         2,205
         594 Johnson & Johnson                        62,115
          25 Mallinckrodt PLC (a)                      2,476
         605 Merck & Co., Inc.                        34,358
          79 Mylan, Inc. (a)                           4,453
          30 Perrigo Co. PLC                           5,015
       1,337 Pfizer, Inc.                             41,647
         106 Zoetis, Inc.                              4,561
                                                ------------
                                                     241,885
                                                ------------


                        See Notes to Financial Statements                Page 51

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014

SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             PROFESSIONAL SERVICES -- 0.2%
           8 Dun & Bradstreet (The) Corp.       $        968
          26 Equifax, Inc.                             2,103
          69 Nielsen N.V.                              3,086
          29 Robert Half International, Inc.           1,693
                                                ------------
                                                       7,850
                                                ------------
             REAL ESTATE INVESTMENT TRUSTS
                -- 2.4%
          84 American Tower Corp.                      8,304
          31 Apartment Investment &
                Management Co., Class A                1,152
          28 AvalonBay Communities, Inc.               4,575
          32 Boston Properties, Inc.                   4,118
          71 Crown Castle International Corp.          5,588
          77 Equity Residential                        5,532
          14 Essex Property Trust, Inc.                2,893
         133 General Growth Properties, Inc.           3,741
          97 HCP, Inc.                                 4,271
          70 Health Care REIT, Inc.                    5,297
         161 Host Hotels & Resorts, Inc.               3,827
          40 Iron Mountain, Inc.                       1,546
          87 Kimco Realty Corp.                        2,187
          30 Macerich (The) Co.                        2,502
          37 Plum Creek Timber Co., Inc.               1,583
         106 Prologis, Inc.                            4,561
          31 Public Storage                            5,730
          66 Simon Property Group, Inc.               12,019
          62 Ventas, Inc.                              4,445
          37 Vornado Realty Trust                      4,355
         111 Weyerhaeuser Co.                          3,984
                                                ------------
                                                      92,210
                                                ------------
             REAL ESTATE MANAGEMENT
                & DEVELOPMENT -- 0.1%
          59 CBRE Group, Inc., Class A (a)             2,021
                                                ------------
             ROAD & RAIL -- 1.1%
         211 CSX Corp.                                 7,644
          23 Kansas City Southern                      2,807
          66 Norfolk Southern Corp.                    7,234
          11 Ryder System, Inc.                        1,021
         189 Union Pacific Corp.                      22,516
                                                ------------
                                                      41,222
                                                ------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT -- 2.4%
          65 Altera Corp.                              2,401
          66 Analog Devices, Inc.                      3,664
         259 Applied Materials, Inc.                   6,454
          54 Avago Technologies Ltd.                   5,432
         114 Broadcom Corp., Class A                   4,940
          16 First Solar, Inc. (a)                       713
       1,026 Intel Corp.                              37,234
          35 KLA-Tencor Corp.                          2,461
          34 Lam Research Corp.                        2,698
          51 Linear Technology Corp.                   2,326
          43 Microchip Technology, Inc.                1,940
         228 Micron Technology, Inc. (a)               7,982
         110 NVIDIA Corp.                              2,205


SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT (CONTINUED)
         224 Texas Instruments, Inc.            $     11,976
          56 Xilinx, Inc.                              2,424
                                                ------------
                                                      94,850
                                                ------------
             SOFTWARE -- 3.8%
         101 Adobe Systems, Inc. (a)                   7,343
          48 Autodesk, Inc. (a)                        2,883
          68 CA, Inc.                                  2,070
          34 Citrix Systems, Inc. (a)                  2,169
          66 Electronic Arts, Inc. (a)                 3,103
          61 Intuit, Inc.                              5,623
       1,749 Microsoft Corp.                          81,241
         687 Oracle Corp.                             30,894
          40 Red Hat, Inc. (a)                         2,766
         125 salesforce.com, inc. (a)                  7,414
         146 Symantec Corp.                            3,746
                                                ------------
                                                     149,252
                                                ------------
             SPECIALTY RETAIL -- 2.4%
          16 AutoNation, Inc. (a)                        966
           7 AutoZone, Inc. (a)                        4,334
          39 Bed Bath & Beyond, Inc. (a)               2,971
          62 Best Buy Co., Inc.                        2,417
          46 CarMax, Inc. (a)                          3,063
          23 GameStop Corp., Class A                     777
          57 Gap (The), Inc.                           2,400
         280 Home Depot (The), Inc.                   29,391
          52 L Brands, Inc.                            4,500
         206 Lowe's Cos., Inc.                        14,173
          22 O'Reilly Automotive, Inc. (a)             4,238
          21 PetSmart, Inc.                            1,707
          45 Ross Stores, Inc.                         4,242
         136 Staples, Inc.                             2,464
          24 Tiffany & Co.                             2,565
         146 TJX (The) Cos., Inc.                     10,013
          29 Tractor Supply Co.                        2,286
          21 Urban Outfitters, Inc. (a)                  738
                                                ------------
                                                      93,245
                                                ------------
             TECHNOLOGY HARDWARE, STORAGE
                & PERIPHERALS -- 4.7%
       1,245 Apple, Inc.                             137,423
         432 EMC Corp.                                12,848
         396 Hewlett-Packard Co.                      15,891
          66 NetApp, Inc.                              2,736
          47 SanDisk Corp.                             4,605
          69 Seagate Technology PLC                    4,589
          46 Western Digital Corp.                     5,092
                                                ------------
                                                     183,184
                                                ------------
             TEXTILES, APPAREL & LUXURY
                GOODS -- 0.9%
          58 Coach, Inc.                               2,179
          10 Fossil Group, Inc. (a)                    1,107
          44 Michael Kors Holdings Ltd. (a)            3,304
         148 NIKE, Inc., Class B                      14,230
          17 PVH Corp.                                 2,179
          13 Ralph Lauren Corp.                        2,407


Page 52                 See Notes to Financial Statements

FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2014

SHARES       DESCRIPTION                              VALUE
------------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             TEXTILES, APPAREL & LUXURY
                GOODS (CONTINUED)
          35 Under Armour, Inc., Class A (a)    $      2,377
          73 VF Corp.                                  5,468
                                                ------------
                                                      33,251
                                                ------------
             THRIFTS & MORTGAGE FINANCE
                -- 0.1%
         102 Hudson City Bancorp, Inc.                 1,032
          65 People's United Financial, Inc.             987
                                                ------------
                                                       2,019
                                                ------------
             TOBACCO -- 1.4%
         419 Altria Group, Inc.                       20,644
          76 Lorillard, Inc.                           4,783
         330 Philip Morris International, Inc.        26,879
          65 Reynolds American, Inc.                   4,178
                                                ------------
                                                      56,484
                                                ------------
             TRADING COMPANIES &
                DISTRIBUTORS -- 0.2%
          58 Fastenal Co.                              2,758
          21 United Rentals, Inc. (a)                  2,142
          13 W.W. Grainger, Inc.                       3,314
                                                ------------
                                                       8,214
                                                ------------
             TOTAL COMMON STOCKS -- 99.4%          3,872,951
             (Cost $3,294,321)                  ------------

 CONTRACTS
------------
             OPTIONS PURCHASED -- 0.4%
             CALL OPTIONS -- 0.4%
         245 VIX US, expiring 01/21/2015,
                Strike Price $28 (a)                  14,700
             (Cost $30,754)                     ------------

             TOTAL INVESTMENTS -- 99.8%            3,887,651
             (Cost $3,325,075) (b)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.2%                    7,224
                                                ------------
             NET ASSETS -- 100.0%               $  3,894,875
                                                ============

(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $3,311,111. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $626,987 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $50,447.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS               LEVEL 1          LEVEL 2          LEVEL 3
---------------------------------------------------------------------
Common Stocks*          $3,872,951        $      --        $      --
Options Purchased           14,700               --               --
                      -----------------------------------------------
Total Investments       $3,887,651        $      --        $      --
                      ===============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2014.

                        See Notes to Financial Statements                Page 53

FIRST TRUST EXCHANGE-TRADED FUND
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

                                                                          FIRST TRUST                               FIRST TRUST
                                                                           NASDAQ-100          FIRST TRUST           NASDAQ-100
                                                                             EQUAL             NASDAQ-100-         EX-TECHNOLOGY
                                                                            WEIGHTED        TECHNOLOGY SECTOR          SECTOR
                                                                           INDEX FUND           INDEX FUND           INDEX FUND
                                                                             (QQEW)               (QTEC)               (QQXT)
                                                                       ------------------   ------------------   ------------------
ASSETS:
Investments, at value.................................................   $  578,120,728       $  366,857,562       $  117,214,814
Repurchase agreements, at value.......................................        3,988,709                   --                   --
Cash..................................................................          237,261              318,133                   --
Receivables:
      Capital shares sold.............................................               --            6,654,091                   --
      Investment securities sold......................................               31                   63                   --
      Dividends.......................................................          352,576               33,283              111,197
      Securities lending income.......................................            1,057                   --                   23
      Interest........................................................               --                   --                    3
Prepaid expenses......................................................            8,060                4,422                1,702
                                                                         --------------       --------------       --------------
      TOTAL ASSETS....................................................      582,708,422          373,867,554          117,327,739
                                                                         --------------       --------------       --------------
LIABILITIES:
Due to custodian......................................................               --                   --                   --
Payables:
      Investment securities purchased.................................               --            6,654,641                   --
      Collateral for securities on loan...............................        4,328,608                   --                   --
      Investment advisory fees........................................          176,891              109,518               35,681
      Licensing fees..................................................          126,436               79,988               26,178
      Audit and tax fees..............................................           22,925               22,925               22,925
      Printing fees...................................................           24,391               15,515                8,396
      Trustees' fees..................................................               --                   --                   18
Other liabilities.....................................................          201,162              115,787               39,857
                                                                         --------------       --------------       --------------
      TOTAL LIABILITIES...............................................        4,880,413            6,998,374              133,055
                                                                         --------------       --------------       --------------
NET ASSETS............................................................   $  577,828,009       $  366,869,180       $  117,194,684
                                                                         ==============       ==============       ==============
NET ASSETS CONSIST OF:
Paid-in capital.......................................................   $  541,644,479       $  313,303,122       $  102,424,112
Par value.............................................................          135,000               84,000               29,500
Accumulated net investment income (loss)..............................               --                   --                   --
Accumulated net realized gain (loss) on investments and options.......      (15,574,769)         (21,914,895)          (4,685,858)
Net unrealized appreciation (depreciation) on investments and
   options ...........................................................       51,623,299           75,396,953           19,426,930
                                                                         --------------       --------------       --------------
NET ASSETS............................................................   $  577,828,009       $  366,869,180       $  117,194,684
                                                                         ==============       ==============       ==============
NET ASSET VALUE, PER SHARE............................................   $        42.80       $        43.67       $        39.73
                                                                         ==============       ==============       ==============
Number of shares outstanding (unlimited number of shares
authorized, par value $0.01 per share)................................       13,500,002            8,400,002            2,950,002
                                                                         --------------       --------------       --------------
Investments, at cost..................................................   $  526,497,429       $  291,460,609       $   97,787,884
                                                                         ==============       ==============       ==============
Repurchase agreements, at cost........................................   $    3,988,709       $           --       $           --
                                                                         ==============       ==============       ==============
Securities on loan, at value..........................................   $    4,215,306       $           --       $           --
                                                                         ==============       ==============       ==============


Page 54                 See Notes to Financial Statements

  FIRST TRUST                                                                                    FIRST TRUST        FIRST TRUST
   NASDAQ(R)         FIRST TRUST        FIRST TRUST        FIRST TRUST        FIRST TRUST       NASDAQ(R) ABA         CBOE(R)
 CLEAN EDGE(R)           S&P                ISE            ISE-REVERE             ISE             COMMUNITY         S&P 500(R)
 GREEN ENERGY           REIT               WATER           NATURAL GAS          CHINDIA             BANK              VIX(R)
  INDEX FUND         INDEX FUND         INDEX FUND         INDEX FUND         INDEX FUND         INDEX FUND       TAIL HEDGE FUND
    (QCLN)              (FRI)              (FIW)              (FCG)              (FNI)             (QABA)             (VIXH)
---------------    ---------------    ---------------    ---------------    ---------------    ---------------    ---------------

$    90,870,240    $   337,928,009    $   199,441,861    $   250,634,044    $   112,993,778    $   109,700,418    $     3,887,651
     15,092,309                 --                 --         44,255,490         15,554,778                 --                 --
        163,534                 --                 --          1,615,204                 --            110,785              4,288

             --                 --                 --                 --                 --                 --                 --
             --                 --                 --                 --            239,751            319,026                 --
         35,463          1,619,765             58,112             14,733             17,667            131,274              5,025
         53,533                 --                 --            364,924             35,966                 --                 --
             --                 18                 16                 26                 --                 --                 --
          2,342              4,107              3,493              8,565              1,271              1,453                 --
---------------    ---------------    ---------------    ---------------    ---------------    ---------------    ---------------
    106,217,421        339,551,899        199,503,482        296,892,986        128,843,211        110,262,956          3,896,964
---------------    ---------------    ---------------    ---------------    ---------------    ---------------    ---------------

             --            124,173                 --                 --            172,164                 --                 --

         83,498                 --            752,516          1,539,887                 --            320,546                153
     16,378,402                 --                 --         48,026,725         16,880,280                 --                 --
         28,044             77,109             66,995             79,193             40,360             28,788              1,936
         26,181             57,199             24,284             79,266             20,534             22,629                 --
         22,925             15,785             16,093             40,910              5,086              7,364                 --
         11,814             22,925             22,925             22,925             22,925             22,925                 --
             --                 81                 22                110                 13                 17                 --
         50,660            124,930             70,454            158,410             38,505             42,506                 --
---------------    ---------------    ---------------    ---------------    ---------------    ---------------    ---------------
     16,601,524            422,202            953,289         49,947,426         17,179,867            444,775              2,089
---------------    ---------------    ---------------    ---------------    ---------------    ---------------    ---------------
$    89,615,897    $   339,129,697    $   198,550,193    $   246,945,560    $   111,663,344    $   109,818,181    $     3,894,875
===============    ===============    ===============    ===============    ===============    ===============    ===============

 $  133,587,012    $   323,387,956    $   189,149,635    $   650,483,719    $   156,452,587    $   105,478,607    $     3,803,660
         52,000            152,500             59,000            220,000             39,000             30,000              1,500
            510                 --                 --            307,369            (80,940)            19,925                 56
    (35,318,576)          (953,659)       (12,251,031)      (243,110,292)       (53,575,223)        (1,674,919)          (472,917)

     (8,705,049)        16,542,900         21,592,589       (160,955,236)         8,827,920          5,964,568            562,576
---------------    ---------------    ---------------    ---------------    ---------------    ---------------    ---------------
$    89,615,897    $   339,129,697    $   198,550,193    $   246,945,560    $   111,663,344    $   109,818,181    $     3,894,875
===============    ===============    ===============    ===============    ===============    ===============    ===============
$         17.23    $         22.24    $         33.65    $         11.22    $         28.63    $         36.61    $         25.97
===============    ===============    ===============    ===============    ===============    ===============    ===============

      5,200,002         15,250,002          5,900,002         22,000,002          3,900,002          3,000,002            150,002
---------------    ---------------    ---------------    ---------------    ---------------    ---------------    ---------------
$    99,575,289    $   321,385,109    $   177,849,272    $   411,589,280    $   104,165,858    $   103,735,850    $     3,325,075
===============    ===============    ===============    ===============    ===============    ===============    ===============
$    15,092,309    $            --    $            --    $    44,255,490    $    15,554,778    $            --    $            --
===============    ===============    ===============    ===============    ===============    ===============    ===============
$    15,995,198    $            --    $            --    $    46,149,597    $    16,412,925    $            --    $            --
===============    ===============    ===============    ===============    ===============    ===============    ===============


                        See Notes to Financial Statements                Page 55

FIRST TRUST EXCHANGE-TRADED FUND
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014

                                                                          FIRST TRUST          FIRST TRUST          FIRST TRUST
                                                                           NASDAQ-100          NASDAQ-100-           NASDAQ-100
                                                                         EQUAL WEIGHTED     TECHNOLOGY SECTOR   EX-TECHNOLOGY SECTOR
                                                                           INDEX FUND           INDEX FUND           INDEX FUND
                                                                             (QQEW)               (QTEC)               (QQXT)
                                                                       ------------------   ------------------  --------------------
INVESTMENT INCOME:
Dividends........................................................        $    7,325,942       $    4,719,360       $    1,439,792
Securities lending income (net of fees)..........................                23,022                   --                4,779
Foreign tax withholding..........................................                (3,204)                  --               (1,095)
Interest.........................................................                    --                   --                   26
                                                                         --------------       --------------       --------------
   Total investment income.......................................             7,345,760            4,719,360            1,443,502
                                                                         --------------       --------------       --------------
EXPENSES:
Investment advisory fees.........................................             1,730,741              983,639              383,922
Licensing fees...................................................               432,685              245,910               95,980
Accounting and administration fees...............................               218,833              124,698               49,883
Custodian fees...................................................                68,593               31,209               15,185
Printing fees....................................................                58,936               36,635               19,861
Registration and filing fees.....................................                29,424               14,764                1,519
Audit and tax fees...............................................                23,424               23,231               23,081
Transfer agent fees..............................................                21,623               12,278                4,794
Legal fees.......................................................                20,427               13,800                5,153
Trustees' fees and expenses......................................                11,301                7,975                5,291
Listing fees.....................................................                 8,541                7,591                7,350
Expenses previously waived or reimbursed.........................                    --                   --                   --
Other expenses...................................................                13,149                7,321                4,126
                                                                         --------------       --------------       --------------
   Total expenses................................................             2,637,677            1,509,051              616,145
   Less fees waived and expenses reimbursed by the investment
        advisor                                                                 (41,566)             (33,593)             (40,262)
                                                                         --------------       --------------       --------------
   Net expenses..................................................             2,596,111            1,475,458              575,883
                                                                         --------------       --------------       --------------
NET INVESTMENT INCOME (LOSS).....................................             4,749,649            3,243,902              867,619
                                                                         --------------       --------------       --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments...................................................            (4,902,712)            (535,124)            (813,445)
   Options.......................................................                    --                   --                   --
   In-kind redemptions...........................................            36,756,756           12,560,644           12,367,364
                                                                         --------------       --------------       --------------
Net realized gain (loss).........................................            31,854,044           12,025,520           11,553,919
                                                                         --------------       --------------       --------------
Net change in unrealized appreciation (depreciation) on:
   Investments...................................................            31,248,859           40,032,392            1,380,688
   Options.......................................................                    --                   --                   --
                                                                         --------------       --------------       --------------
Net change in unrealized appreciation (depreciation).............            31,248,859           40,032,392            1,380,688
                                                                         --------------       --------------       --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)..........................            63,102,903           52,057,912           12,934,607
                                                                         --------------       --------------       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS..................................................        $   67,852,552       $   55,301,814       $   13,802,226
                                                                         ==============       ==============       ==============


Page 56                 See Notes to Financial Statements

  FIRST TRUST                                                                                    FIRST TRUST        FIRST TRUST
   NASDAQ(R)         FIRST TRUST        FIRST TRUST        FIRST TRUST        FIRST TRUST       NASDAQ(R) ABA         CBOE(R)
 CLEAN EDGE(R)           S&P                ISE            ISE-REVERE             ISE             COMMUNITY         S&P 500(R)
 GREEN ENERGY           REIT               WATER           NATURAL GAS          CHINDIA             BANK              VIX(R)
  INDEX FUND         INDEX FUND         INDEX FUND         INDEX FUND         INDEX FUND         INDEX FUND       TAIL HEDGE FUND
    (QCLN)              (FRI)              (FIW)              (FCG)              (FNI)             (QABA)             (VIXH)
---------------    ---------------    ---------------    ---------------    ---------------    ---------------    ---------------

$       673,487    $     6,490,677    $     2,649,783    $     3,743,607    $       662,006    $     1,731,415    $      106,636
        954,677                 --                 --          2,634,113            217,602                 --                --
             --                 --            (33,738)          (273,143)           (20,813)                --               (12)
             --                 95                 51                122                 --                 --                --
---------------    ---------------    ---------------    ---------------    ---------------    ---------------    --------------
      1,628,164          6,490,772          2,616,096          6,104,699            858,795          1,731,415           106,624
---------------    ---------------    ---------------    ---------------    ---------------    ---------------    --------------

        537,958            682,225            780,554          1,818,597            299,620            343,729            31,633 (a)
        134,489            181,926             97,569            454,649             59,924             77,339                --
         68,882            116,620             99,213            228,830             39,271             45,619                --
         31,420             28,087             24,462             67,217             15,523             10,742                --
         28,554             18,755             40,418             93,470             13,548             19,285                --
          1,008             23,946                267              1,783              5,219              7,112                --
         23,093             23,181             23,266             23,728             23,049             23,015                --
          6,723             11,317              9,748             22,674              3,736              4,295                --
          7,143             12,857             10,523             21,595              5,314              5,068                --
          6,219              8,373              6,975             11,520              4,985              5,380                --
          7,883              7,645              7,645              8,044              8,044              8,135                --
             --             10,421             45,807                 --                 --                 --                --
          5,679             11,688              6,316             18,174              6,321              3,051                --
---------------    ---------------    ---------------    ---------------    ---------------    ---------------    --------------
        859,051          1,137,041          1,152,763          2,770,281            484,554            552,770            31,633

        (50,372)                --                 --            (42,386)           (33,734)           (37,176)               --
---------------    ---------------    ---------------    ---------------    ---------------    ---------------    --------------
        808,679          1,137,041          1,152,763          2,727,895            450,820            515,594            31,633
---------------    ---------------    ---------------    ---------------    ---------------    ---------------    --------------
        819,485          5,353,731          1,463,333          3,376,804            407,975          1,215,821            74,991
---------------    ---------------    ---------------    ---------------    ---------------    ---------------    --------------


     (4,242,393)           339,718            870,577       (107,640,639)        (2,363,894)          (964,488)           20,404
             --                 --                 --                 --                 --                 --            10,069
     24,233,840         18,507,903         11,954,028         71,378,295          7,376,291          2,850,128           896,295
---------------    ---------------    ---------------    ---------------    ---------------    ---------------    --------------
     19,991,447         18,847,621         12,824,605        (36,262,344)         5,012,397          1,885,640           926,768
---------------    ---------------    ---------------    ---------------    ---------------    ---------------    --------------

    (30,603,684)        23,109,804        (14,409,829)      (163,962,545)        (7,267,776)        (1,523,495)         (443,162)
             --                 --                 --                 --                 --                 --            23,707
---------------    ---------------    ---------------    ---------------    ---------------    ---------------    --------------
    (30,603,684)        23,109,804        (14,409,829)      (163,962,545)        (7,267,776)        (1,523,495)         (419,455)
---------------    ---------------    ---------------    ---------------    ---------------    ---------------    --------------
    (10,612,237)        41,957,425         (1,585,224)      (200,224,889)        (2,255,379)           362,145           507,313
---------------    ---------------    ---------------    ---------------    ---------------    ---------------    --------------

$    (9,792,752)   $    47,311,156    $      (121,891)   $  (196,848,085)   $    (1,847,404)   $     1,577,966    $      582,304
===============    ===============    ===============    ===============    ===============    ===============    ==============


(a) Fund is subject to a Unitary Fee (See Note 3 in the Notes to Financial Statements.)


                        See Notes to Financial Statements                Page 57

FIRST TRUST EXCHANGE-TRADED FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FIRST TRUST                      FIRST TRUST
                                                                           NASDAQ-100                       NASDAQ-100-
                                                                         EQUAL WEIGHTED                  TECHNOLOGY SECTOR
                                                                           INDEX FUND                       INDEX FUND
                                                                             (QQEW)                           (QTEC)
                                                                  -----------------------------    -----------------------------

                                                                  For the Year    For the Year     For the Year    For the Year
                                                                      Ended           Ended            Ended           Ended
                                                                   12/31/2014      12/31/2013       12/31/2014      12/31/2013
                                                                  -------------   -------------    -------------   -------------
OPERATIONS:
   Net investment income (loss)...............................    $   4,749,649   $   1,133,384    $   3,243,902   $   1,048,880
   Net realized gain (loss)...................................       31,854,044      34,815,693       12,025,520       3,362,041
   Net change in unrealized appreciation (depreciation) ......       31,248,859      17,842,947       40,032,392      39,185,377
                                                                  -------------   -------------    -------------   -------------
   Net increase (decrease) in net assets resulting
      from operations.........................................       67,852,552      53,792,024       55,301,814      43,596,298
                                                                  -------------   -------------    -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income......................................       (5,254,521)     (1,151,465)      (3,895,191)     (1,166,616)
                                                                  -------------   -------------    -------------   -------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..................................      477,669,678     357,783,254      181,010,141      41,604,720
   Cost of shares redeemed....................................     (251,384,716)   (206,293,601)     (42,712,206)    (12,877,761)
                                                                  -------------   -------------    -------------   -------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions...........................      226,284,962     151,489,653      138,297,935      28,726,959
                                                                  -------------   -------------    -------------   -------------

   Total increase (decrease) in net assets....................      288,882,993     204,130,212      189,704,558      71,156,641

NET ASSETS:
   Beginning of period........................................      288,945,016      84,814,804      177,164,622     106,007,981
                                                                  -------------   -------------    -------------   -------------

   End of period..............................................    $ 577,828,009   $ 288,945,016    $ 366,869,180   $ 177,164,622
                                                                  =============   =============    =============   =============
   Accumulated net investment income (loss)
      at end of period........................................    $          --   $          --    $          --   $          --
                                                                  =============   =============    =============   =============
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period....................        7,950,002       3,250,002        5,000,002       4,100,002
   Shares sold................................................       12,150,000      11,000,000        4,450,000       1,350,000
   Shares redeemed............................................       (6,600,000)     (6,300,000)      (1,050,000)       (450,000)
                                                                  -------------   -------------    -------------   -------------
   Shares outstanding, end of period..........................       13,500,002       7,950,002        8,400,002       5,000,002
                                                                  =============   =============    =============   =============


Page 58                 See Notes to Financial Statements

         FIRST TRUST                      FIRST TRUST                      FIRST TRUST
         NASDAQ-100                        NASDAQ(R)                           S&P                          FIRST TRUST
    EX-TECHNOLOGY SECTOR          CLEAN EDGE(R) GREEN ENERGY                  REIT                           ISE WATER
         INDEX FUND                       INDEX FUND                       INDEX FUND                       INDEX FUND
           (QQXT)                           (QCLN)                            (FRI)                            (FIW)
-----------------------------    -----------------------------    -----------------------------    -----------------------------

For the Year    For the Year     For the Year    For the Year     For the Year    For the Year     For the Year    For the Year
    Ended           Ended            Ended           Ended            Ended           Ended            Ended           Ended
 12/31/2014       12/31/2013       12/31/2014      12/31/2013       12/31/2014      12/31/2013       12/31/2014      12/31/2013
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------

$     867,619   $     248,433    $     819,485   $     312,837    $   5,353,731   $   7,522,197   $    1,463,333   $     965,772
   11,553,919       6,716,677       19,991,447       1,132,939       18,847,621      40,890,475       12,824,605       7,839,752
    1,380,688      14,394,518      (30,603,684)     26,679,735       23,109,804     (32,323,997)     (14,409,829)     26,156,476
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------

   13,802,226      21,359,628       (9,792,752)     28,125,511       47,311,156      16,088,675         (121,891)     34,962,000
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------

     (905,596)       (225,875)        (857,050)       (297,165)      (6,113,911)     (7,854,961)      (1,479,820)       (973,210)
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------

   45,510,861      44,880,011       99,521,515      62,114,258      370,499,249      80,241,468       41,982,569     127,825,752
  (31,608,677)    (17,599,619)     (96,829,501)     (6,109,034)    (220,777,099)   (343,153,151)     (39,473,865)    (36,940,729)
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------

   13,902,184      27,280,392        2,692,014      56,005,224      149,722,150    (262,911,683)       2,508,704      90,885,023
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------

   26,798,814      48,414,145       (7,957,788)     83,833,570      190,919,395    (254,677,969)         906,993     124,873,813


   90,395,870      41,981,725       97,573,685      13,740,115      148,210,302     402,888,271      197,643,200      72,769,387
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------

$ 117,194,684   $  90,395,870    $  89,615,897   $  97,573,685    $ 339,129,697   $ 148,210,302    $ 198,550,193   $ 197,643,200
=============   =============    =============   =============    =============   =============    =============   =============

$          --   $      22,558    $         510   $      29,696    $          --   $          --    $          --   $          --
=============   =============    =============   =============    =============   =============    =============   =============

    2,600,002       1,700,002        5,450,002       1,450,002        8,450,002      22,700,002        5,850,002       2,800,002
    1,200,000       1,450,000        5,050,000       4,450,000       17,850,000       4,200,000        1,250,000       4,200,000
     (850,000)       (550,000)      (5,300,000)       (450,000)     (11,050,000)    (18,450,000)      (1,200,000)     (1,150,000)
-------------   -------------    -------------   -------------    -------------   -------------    -------------   -------------
    2,950,002       2,600,002        5,200,002       5,450,002       15,250,002       8,450,002        5,900,002       5,850,002
=============   =============    =============   =============    =============   =============    =============   =============


                        See Notes to Financial Statements                Page 59

FIRST TRUST EXCHANGE-TRADED FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                           FIRST TRUST
                                                                           ISE-REVERE                       FIRST TRUST
                                                                           NATURAL GAS                      ISE CHINDIA
                                                                           INDEX FUND                       INDEX FUND
                                                                              (FCG)                            (FNI)
                                                                  -----------------------------    -----------------------------

                                                                  For the Year    For the Year     For the Year    For the Year
                                                                      Ended           Ended            Ended           Ended
                                                                   12/31/2014      12/31/2013       12/31/2014      12/31/2013
                                                                  -------------   -------------    -------------   -------------
OPERATIONS:
   Net investment income (loss)...............................    $   3,376,804   $   1,808,415    $     407,975   $     500,083
   Net realized gain (loss)...................................      (36,262,344)     (7,341,006)       5,012,397       3,207,911
   Net change in unrealized appreciation (depreciation) ......     (163,962,545)    102,869,319       (7,267,776)     15,391,317
                                                                  -------------   -------------    -------------   -------------
   Net increase (decrease) in net assets resulting
   from operations............................................     (196,848,085)     97,336,728       (1,847,404)     19,099,311
                                                                  -------------   -------------    -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income......................................       (3,518,320)     (1,716,075)        (666,211)       (528,875)
                                                                  -------------   -------------    -------------   -------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold..................................      391,219,526     195,622,338       62,493,569       2,735,518
   Cost of shares redeemed....................................     (408,702,370)   (214,347,484)     (20,278,569)    (15,410,341)
                                                                  -------------   -------------    -------------   -------------
   Net increase (decrease) in net assets resulting
   from shareholder transactions..............................      (17,482,844)    (18,725,146)      42,215,000     (12,674,823)
                                                                  -------------   -------------    -------------   -------------

   Total increase (decrease) in net assets....................     (217,849,249)     76,895,507       39,701,385       5,895,613

NET ASSETS:
   Beginning of period........................................      464,794,809     387,899,302       71,961,959      66,066,346
                                                                  -------------   -------------    -------------   -------------

   End of period..............................................    $ 246,945,560   $ 464,794,809    $ 111,663,344   $  71,961,959
                                                                  =============   =============    =============   =============
   Accumulated net investment income (loss)
   at end of period...........................................    $     307,369   $     151,483    $    (80,940)   $       9,106
                                                                  =============   =============    =============   =============
CHANGES IN SHARES OUSTANDING:
   Shares outstanding, beginning of period....................       23,800,002      24,750,002        2,550,002       3,150,002
   Shares sold................................................       19,000,000      11,150,000        2,050,000         100,000
   Shares redeemed............................................      (20,800,000)    (12,100,000)        (700,000)       (700,000)
                                                                  -------------   -------------    -------------   -------------
   Shares outstanding, end of period..........................       22,000,002      23,800,002        3,900,002       2,550,002
                                                                  =============   =============    =============   =============


Page 60                 See Notes to Financial Statements

         FIRST TRUST                      FIRST TRUST
        NASDAQ(R) ABA                 CBOE(R) S&P 500(R)
       COMMUNITY BANK                     VIX(R) TAIL
         INDEX FUND                       HEDGE FUND
           (QABA)                           (VIXH)
-----------------------------    -----------------------------

For the Year    For the Year     For the Year    For the Year
    Ended           Ended            Ended           Ended
 12/31/2014       12/31/2013       12/31/2014      12/31/2013
-------------   -------------    -------------   -------------

$   1,215,821   $     357,811    $      74,991   $      86,613
    1,885,640         779,333          926,768           1,712
   (1,523,495)      7,480,300         (419,455)        917,769
-------------   -------------    -------------   -------------

    1,577,966       8,617,444          582,304       1,006,094
-------------   -------------    -------------   -------------

   (1,203,186)       (350,521)         (75,215)        (85,676)
-------------   -------------    -------------   -------------

   70,848,157      38,405,721        1,195,628       4,048,627
  (13,767,069)     (3,255,400)      (3,523,628)     (2,180,000)
-------------   -------------    -------------   -------------

   57,081,088      35,150,321       (2,328,000)      1,868,627
-------------   -------------    -------------   -------------

   57,455,868      43,417,244       (1,820,911)      2,789,045


   52,362,313       8,945,069        5,715,786       2,926,741
-------------   -------------    -------------   -------------

$ 109,818,181    $ 52,362,313    $   3,894,875   $   5,715,786
=============   =============    =============   =============

$      19,925   $       7,290    $          56   $         904
=============   =============    =============   =============

    1,450,002         350,002          250,002         150,002
    1,950,000       1,200,000           50,000         200,000
     (400,000)       (100,000)        (150,000)       (100,000)
-------------   -------------    -------------   -------------
    3,000,002       1,450,002          150,002         250,002
=============   =============    =============   =============


                        See Notes to Financial Statements                Page 61

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX FUND (QQEW)

                                                FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                               12/31/2014     12/31/2013     12/31/2012     12/31/2011     12/31/2010
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period           $    36.35     $    26.10     $    22.98     $    23.74     $    19.69
                                               ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.41           0.17           0.27           0.05           0.15
Net realized and unrealized gain (loss)              6.49          10.25           3.14          (0.70)          4.02
                                               ----------     ----------     ----------     ----------     ----------
Total from investment operations                     6.90          10.42           3.41          (0.65)          4.17
                                               ----------     ----------     ----------     ----------     ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.45)         (0.17)         (0.29)         (0.11)         (0.12)
                                               ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                 $    42.80     $    36.35     $    26.10     $    22.98     $    23.74
                                               ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                    19.13%         39.95%         14.86%         (2.77)%        21.25%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $  577,828     $  288,945     $   84,815     $   73,539     $   75,955
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.61%          0.63%          0.68%          0.68%          0.75%
Ratio of net expenses to average net assets          0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                                1.10%          0.60%          1.01%          0.23%          0.79%
Portfolio turnover rate (b)                            27%            38%            34%            27%            24%


FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX FUND (QTEC)

                                                FOR THE        FOR THE        FOR THE        FOR THE            FOR THE
                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED         YEAR ENDED
                                               12/31/2014     12/31/2013     12/31/2012     12/31/2011         12/31/2010
                                              ------------   ------------   ------------   ------------       ------------
Net asset value, beginning of period           $    35.43     $    25.86     $    24.14     $    25.69         $    21.16
                                               ----------     ----------     ----------     ----------         ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.45           0.24           0.19           0.00 (c) (d)       0.10
Net realized and unrealized gain (loss)              8.32           9.59           1.74          (1.47)              4.53
                                               ----------     ----------     ----------     ----------         ----------
Total from investment operations                     8.77           9.83           1.93          (1.47)              4.63
                                               ----------     ----------     ----------     ----------         ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income (loss)                        (0.53)         (0.26)         (0.21)         (0.08)             (0.10)
                                               ----------     ----------     ----------     ----------         ----------
Net asset value, end of period                 $    43.67     $    35.43     $    25.86     $    24.14         $    25.69
                                               ==========     ==========     ==========     ==========         ==========
TOTAL RETURN (a)                                    24.83%         38.12%          8.02%         (5.75)%            21.92%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $  366,869     $  177,165     $  106,008     $  149,660         $  453,416
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.61%          0.62%          0.65%          0.63%              0.70%
Ratio of net expenses to average net assets          0.60%          0.60%          0.60%          0.60%              0.60%
Ratio of net investment income (loss) to
   average net assets                                1.32%          0.80%          0.63%         (0.02)%             0.71%
Portfolio turnover rate (b)                            20%            33%            26%            21%                26%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(c)   Amount represents less than $0.01 per share.

(d)   Per share amounts have been calculated using the average share method.


Page 62                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX FUND (QQXT)

                                                FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                               12/31/2014     12/31/2013     12/31/2012     12/31/2011     12/31/2010
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period           $    34.77     $    24.70     $    20.80     $    21.10     $    17.63
                                               ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.32           0.10           0.31           0.06           0.17
Net realized and unrealized gain (loss)              4.97          10.06           3.92          (0.28)          3.46
                                               ----------     ----------     ----------     ----------     ----------
Total from investment operations                     5.29          10.16           4.23          (0.22)          3.63
                                               ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.33)         (0.09)         (0.33)         (0.08)         (0.16)
                                               ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                 $    39.73     $    34.77     $    24.70     $    20.80     $    21.10
                                               ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                    15.35%         41.24%         20.31%         (1.08)%        20.64%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $  117,195     $   90,396     $   41,982     $   30,157     $   22,151
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.64%          0.67%          0.76%          0.78%          0.94%
Ratio of net expenses to average net assets          0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                                0.90%          0.38%          1.34%          0.31%          1.02%
Portfolio turnover rate (b)                            23%            33%            40%            37%            19%


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) GREEN ENERGY INDEX FUND (QCLN)

                                                FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                               12/31/2014     12/31/2013     12/31/2012     12/31/2011     12/31/2010
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period           $    17.90     $     9.48     $     9.65     $    16.42     $    16.09
                                               ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.13           0.07           0.13          (0.03)         (0.01)
Net realized and unrealized gain (loss)             (0.66)          8.42          (0.18)         (6.74)          0.34
                                               ----------     ----------     ----------     ----------     ----------
Total from investment operations                    (0.53)          8.49          (0.05)         (6.77)          0.33
                                               ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.14)         (0.07)         (0.12)            --             --
                                               ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                 $    17.23     $    17.90     $     9.48     $     9.65     $    16.42
                                               ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                    (3.05)%        89.79%         (0.50)%       (41.23)%         2.05%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $   89,616     $   97,574     $   13,740     $   20,740     $   36,120
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.64%          0.70%          0.98%          0.77%          0.78%
Ratio of net expenses to average net assets          0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                                0.61%          0.60%          1.19%         (0.18)%        (0.07)%
Portfolio turnover rate (b)                            37%            49%            24%            22%            22%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 63

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST S&P REIT INDEX FUND (FRI)

                                                FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                               12/31/2014     12/31/2013     12/31/2012     12/31/2011     12/31/2010
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period           $    17.54     $    17.75     $    15.47     $    14.65     $    11.72
                                               ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.41           0.52           0.38           0.28           0.29
Net realized and unrealized gain (loss)              4.75          (0.19)          2.30           0.88           2.94
                                               ----------     ----------     ----------     ----------     ----------
Total from investment operations                     5.16           0.33           2.68           1.16           3.23
                                               ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.46)         (0.54)         (0.37)         (0.34)         (0.30)
Net realized gain                                      --             --          (0.03)            --             --
                                               ----------     ----------     ----------     ----------     ----------
Total distributions                                 (0.46)         (0.54)         (0.40)         (0.34)         (0.30)
                                               ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                 $    22.24     $    17.54     $    17.75     $    15.47     $    14.65
                                               ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                    29.61%          1.82%         17.39%          7.90%         27.73%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $  339,130     $  148,210     $  402,888     $  324,961     $   71,066
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.50%          0.50%          0.50%          0.57%          0.69%
Ratio of net expenses to average net assets          0.50%          0.50%          0.50%          0.50%          0.50%
Ratio of net investment income (loss) to
   average net assets                                2.35%          2.31%          2.15%          2.03%          2.60%
Portfolio turnover rate (b)                            11%            11%             8%             9%            16%


FIRST TRUST ISE WATER INDEX FUND (FIW)

                                                FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                               12/31/2014     12/31/2013     12/31/2012     12/31/2011     12/31/2010
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period           $    33.79     $    25.99     $    20.71     $    22.13     $    18.66
                                               ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.25           0.21           0.23           0.16           0.18
Net realized and unrealized gain (loss)             (0.14)          7.80           5.30          (1.39)          3.43
                                               ----------     ----------     ----------     ----------     ----------
Total from investment operations                     0.11           8.01           5.53          (1.23)          3.61
                                               ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.25)         (0.21)         (0.25)         (0.19)         (0.14)
                                               ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                 $    33.65     $    33.79     $    25.99     $    20.71     $    22.13
                                               ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                     0.36%         30.91%         26.83%         (5.62)%        19.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $  198,550     $  197,643     $   72,769     $   57,986     $   53,111
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.59%          0.60%          0.63%          0.64%          0.69%
Ratio of net expenses to average net assets          0.59%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                                0.75%          0.75%          1.02%          0.79%          0.96%
Portfolio turnover rate (b)                            24%            45%            31%            31%            38%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 64                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND (FCG)

                                                FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                               12/31/2014     12/31/2013     12/31/2012     12/31/2011     12/31/2010
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period           $    19.53     $    15.67     $    18.19     $    19.60     $    17.52
                                               ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.14           0.07           0.07           0.08           0.03
Net realized and unrealized gain (loss)             (8.30)          3.86          (2.52)         (1.41)          2.10
                                               ----------     ----------     ----------     ----------     ----------
Total from investment operations                    (8.16)          3.93          (2.45)         (1.33)          2.13
                                               ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.15)         (0.07)         (0.07)         (0.08)         (0.05)
Return of capital                                      --             --             --             --          (0.00) (a)
                                               ----------     ----------     ----------     ----------     ----------
Total distributions                                 (0.15)         (0.07)         (0.07)         (0.08)         (0.05)
                                               ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                 $    11.22     $    19.53     $    15.67     $    18.19     $    19.60
                                               ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                                   (42.02)%        25.13%        (13.51)%        (6.85)%        12.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $  246,946     $  464,795     $  387,899     $  346,556     $  396,893
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.61%          0.60%          0.63%          0.63%          0.65%
Ratio of net expenses to average net assets          0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                                0.74%          0.40%          0.40%          0.39%          0.19%
Portfolio turnover rate (c)                            42%            49%            41%            43%            93%


FIRST TRUST ISE CHINDIA INDEX FUND (FNI)

                                                FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                               12/31/2014     12/31/2013     12/31/2012     12/31/2011     12/31/2010
                                              ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period           $    28.22     $    20.97     $    18.23     $    25.01     $    21.28
                                               ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.20           0.20           0.35           0.27           0.17
Net realized and unrealized gain (loss)              0.48           7.26           2.74          (6.75)          3.73
                                               ----------     ----------     ----------     ----------     ----------
Total from investment operations                     0.68           7.46           3.09          (6.48)          3.90
                                               ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.27)         (0.21)         (0.35)         (0.30)         (0.17)
                                               ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                 $    28.63     $    28.22     $    20.97     $    18.23     $    25.01
                                               ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                                     2.37%         35.81%         17.11%        (26.02)%        18.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $  111,663     $   71,962     $   66,066     $   79,287     $  176,352
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.65%          0.66%          0.73%          0.66%          0.66%
Ratio of net expenses to average net assets          0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                                0.54%          0.79%          1.60%          1.00%          0.74%
Portfolio turnover rate (c)                            40%            40%            29%            23%            34%


(a)   Amount represents less than $0.01 per share.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 65

FIRST TRUST EXCHANGE-TRADED FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ(R) ABA COMMUNITY BANK INDEX FUND (QABA)

                                                FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                               12/31/2014     12/31/2013     12/31/2012     12/31/2011     12/31/2010
                                              ------------   ------------   ------------   ------------   ------------
Net  asset value, beginning of period          $    36.11     $    25.56     $    22.97     $    24.95     $    22.41
                                               ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.47           0.37           0.48           0.37           0.30
Net realized and unrealized gain (loss)              0.50          10.55           2.62          (1.98)          2.55
                                               ----------     ----------     ----------     ----------     ----------
Total from investment operations                     0.97          10.92           3.10          (1.61)          2.85
                                               ----------     ----------     ----------     ----------     ----------


DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.47)         (0.37)         (0.51)         (0.37)         (0.31)
                                               ----------     ----------     ----------     ----------     ----------

Net asset value, end of period                 $    36.61     $    36.11     $    25.56     $    22.97     $    24.95
                                               ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                     2.72%         42.89%         13.52%         (6.48)%        12.77%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $  109,818     $   52,362     $    8,945     $   12,634     $    9,979
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.64%          0.76%          1.04%          0.96%          1.16%
Ratio of net expenses to average net assets          0.60%          0.60%          0.60%          0.60%          0.60%
Ratio of net investment income (loss) to
   average net assets                                1.41%          1.38%          1.90%          1.62%          1.40%
Portfolio turnover rate (b)                            26%            29%            17%            29%            26%


FIRST TRUST CBOE(R) S&P 500(R) VIX(R) TAIL HEDGE FUND (VIXH)

                                                                           FOR THE PERIOD
                                                FOR THE        FOR THE     8/29/2012 (c)
                                               YEAR ENDED     YEAR ENDED      THROUGH
                                               12/31/2014     12/31/2013     12/31/2012
                                              ------------   ------------   ------------

Net  asset value, beginning of period          $    22.86     $    19.51     $    19.89
                                               ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.34           0.34           0.11
Net realized and unrealized gain (loss)              3.11           3.34          (0.38)
                                               ----------     ----------     ----------
Total from investment operations                     3.45           3.68          (0.27)
                                               ----------     ----------     ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               (0.34)         (0.33)         (0.11)
                                               ----------     ----------     ----------

Net asset value, end of period                 $    25.97     $    22.86     $    19.51
                                               ==========     ==========     ==========
TOTAL RETURN (a)                                    15.22%         19.00%         (1.37)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $    3,895     $    5,716     $    2,927
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets        0.60%          0.60%          0.60% (d)
Ratio of net expenses to average net assets          0.60%          0.60%          0.60% (d)
Ratio of net investment income (loss) to
   average net assets                                1.42%          1.53%          1.97% (d)
Portfolio turnover rate (b)                             7%             4%             2%


(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns for First Trust NASDAQ(R) ABA Community Bank Index Fund would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(c) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(d)   Annualized.


Page 66                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2014


                                1. ORGANIZATION

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of nineteen exchange-traded funds. This report covers the ten funds listed below:

      First Trust NASDAQ-100 Equal Weighted Index Fund - (The NASDAQ(R) Stock
         Market, LLC ("NASDAQ") ticker "QQEW")
      First Trust NASDAQ-100-Technology Sector Index Fund - (NASDAQ ticker
         "QTEC")
      First Trust NASDAQ-100 Ex-Technology Sector Index Fund - (NASDAQ ticker
         "QQXT")
      First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund - (NASDAQ
         ticker "QCLN")
      First Trust S&P REIT Index Fund - (NYSE Arca, Inc. ("NYSE Arca") ticker
         "FRI")
      First Trust ISE Water Index Fund - (NYSE Arca ticker "FIW")
      First Trust ISE-Revere Natural Gas Index Fund - (NYSE Arca ticker "FCG") First Trust ISE Chindia Index Fund - (NYSE Arca ticker "FNI")
      First Trust NASDAQ(R) ABA Community Bank Index Fund - (NASDAQ ticker
         "QABA")
      First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund - (NYSE Arca ticker
         "VIXH")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                            INDEX
First Trust NASDAQ-100 Equal Weighted Index Fund                NASDAQ-100 Equal Weighted Index(SM)
First Trust NASDAQ-100-Technology Sector Index Fund             NASDAQ-100 Technology Sector Index(SM)
First Trust NASDAQ-100 Ex-Technology Sector Index Fund          NASDAQ-100 Ex-Tech Sector Index(SM)
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund     NASDAQ(R) Clean Edge(R) Green Energy Index(SM)
First Trust S&P REIT Index Fund                                 S&P United States REIT Index
First Trust ISE Water Index Fund                                ISE Water Index(TM)
First Trust ISE-Revere Natural Gas Index Fund                   ISE-REVERE Natural Gas Index(TM)
First Trust ISE Chindia Index Fund                              ISE ChIndia Index(TM)
First Trust NASDAQ(R) ABA Community Bank Index Fund             NASDAQ OMX(R) ABA Community Bank Index(SM)
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund           CBOE(R) VIX(R) Tail Hedge Index


                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined at that time. Foreign securities are priced using the data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor") in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2014

      Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at closing bid price.

      Repurchase agreements will be fair valued as follows: Overnight repurchase agreements will be fair valued at cost. Term repurchase agreements (i.e., those whose maturity exceeds seven days) will be fair valued by the Pricing Committee at the average of the bid quotations obtained daily from at least two recognized dealers.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between the Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2014

            o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of December 31, 2014, is included with each Fund's Portfolio of Investments.

B. CALL OPTIONS

The First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund ("VIXH") is subject to equity price risk in the normal course of pursuing its investment objective and may purchase out-of-the-money call options on the Chicago Board Options Exchange Market Volatility Index (the "VIX Index") to hedge against changes in the value of equities. Also, VIXH may sell call options on the VIX Index in order to close out existing positions. The purchase of call options involves the risk of loss of all or a part of the cash paid for the call options (the premium). The market risk associated with purchasing options on the VIX Index is limited to the premium paid. When VIXH purchases a call option, the premium paid represents the cost of the call option, which is included in "Investments, at cost" on the Statements of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the market value of the stocks included in the stock index.

If VIXH elects to exercise a call option on the VIX Index, settlement does not occur by the delivery of the securities comprising the VIX Index. VIXH, as holder of the stock index option, receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If VIXH elects to allow a call option to expire, then the equity price risk for purchased options is limited to the premium initially paid. Gain or loss on options is presented separately as "Net realized gain (loss) on Options" on the Statements of Operations.

For the year ended December 31, 2014, VIXH recorded a change in unrealized gain of $23,707 on the options, which is included in the "Net change in unrealized appreciation (depreciation) on Options" on the Statements of Operations. For the year ended December 31, 2014, VIXH recorded a realized gain on options of $10,069, which is included in "Net realized gain (loss) on Options" on the Statements of Operations.

At December 31, 2014, VIXH held 245 options contracts with a notional value of $6,860. This is representative of contacts held throughout the year.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in Master Limited Partnerships ("MLPs") generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. The characterization of distributions received by a Fund may be subsequently revised based on information received from the MLPs after their tax reporting periods conclude.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

D. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Accounting Standards Update No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11") requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. In addition, Accounting Standards Update No. 2013-1 "Clarifying the Scope of Offsetting Assets and Liabilities" ("ASU 2013-1"), specifies exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2014

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities". For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency) for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund's interest in the collateral is not enforceable.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the year ended December 31, 2014, were received as collateral for lending securities.

F. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2014, QQEW, QCLN, FCG and FNI have securities in the securities lending program. During the year ended December 31, 2014, QQEW, QQXT, QCLN, FCG and FNI participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2014

G. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2014 was as follows:

                                                                                              Distributions       Distributions
                                                                     Distributions paid           paid                paid
                                                                        from Ordinary         from Capital         from Return
                                                                           Income                 Gains             of Capital
                                                                      -----------------     ----------------    ----------------
First Trust NASDAQ-100 Equal Weighted Index Fund                         $ 5,254,521            $      --           $      --
First Trust NASDAQ-100-Technology Sector Index Fund                        3,895,191                   --                  --
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                       905,596                   --                  --
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                  857,050                   --                  --
First Trust S&P REIT Index Fund                                            6,113,911                   --                  --
First Trust ISE Water Index Fund                                           1,479,820                   --                  --
First Trust ISE-Revere Natural Gas Index Fund                              3,518,320                   --                  --
First Trust ISE Chindia Index Fund                                           666,211                   --                  --
First Trust NASDAQ(R)ABA Community Bank Index Fund                         1,203,186                   --                  --
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund                         75,215                   --                  --

The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2013 was as follows:

                                                                                             Distributions       Distributions
                                                                     Distributions paid           paid                paid
                                                                        from Ordinary         from Capital        from Return
                                                                           Income                Gains             of Capital
                                                                      -----------------     ----------------    ----------------
First Trust NASDAQ-100 Equal Weighted Index Fund                         $ 1,151,465            $      --           $      --
First Trust NASDAQ-100-Technology Sector Index Fund                        1,166,616                   --                  --
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                       225,875                   --                  --
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                  297,165                   --                  --
First Trust S&P REIT Index Fund                                            7,854,961                   --                  --
First Trust ISE Water Index Fund                                             973,210                   --                  --
First Trust ISE-Revere Natural Gas Index Fund                              1,716,075                   --                  --
First Trust ISE Chindia Index Fund                                           528,875                   --                  --
First Trust NASDAQ(R) ABA Community Bank Index Fund                          350,521                   --                  --
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund                         85,676                   --                  --

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2014

As of December 31, 2014, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                              Accumulated
                                                                        Undistributed         Capital and        Net Unrealized
                                                                          Ordinary               Other            Appreciation
                                                                           Income             Gain (Loss)        (Depreciation)
                                                                      -----------------     ----------------    ----------------
First Trust NASDAQ-100 Equal Weighted Index Fund                         $        --         $ (11,532,722)      $  47,581,252
First Trust NASDAQ-100-Technology Sector Index Fund                               --           (19,383,122)         72,865,180
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                            --            (3,390,125)         18,131,197
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                      510           (33,892,581)        (10,131,044)
First Trust S&P REIT Index Fund                                                   --                    --          15,589,241
First Trust ISE Water Index Fund                                                  --           (11,005,926)         20,347,484
First Trust ISE-Revere Natural Gas Index Fund                                307,369          (222,154,984)       (181,910,544)
First Trust ISE Chindia Index Fund                                           (80,940)          (52,194,028)          7,446,725
First Trust NASDAQ(R) ABA Community Bank Index Fund                           19,925              (997,841)          5,287,490
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund                             56              (486,881)            576,540

H. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2011, 2012, 2013 and 2014 remain open to federal and state audit. As of December 31, 2014, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2014, the Funds, except for First Trust S&P REIT Index Fund, had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

                                                         Capital      Capital      Capital      Capital
                                                           Loss        Loss         Loss         Loss         Post-        Total
                                                        Available    Available    Available    Available   Enactment -    Capital
                                                         Through      Through      Through      Through        No           Loss
                                                           2015        2016         2017         2018      Expiration    Available
                                                        ----------  -----------  -----------  -----------  -----------  ------------
First Trust NASDAQ-100 Equal Weighted Index Fund        $   54,385  $ 1,957,170  $ 4,681,103  $        --  $ 4,840,064  $ 11,532,722
First Trust NASDAQ-100-Technology Sector
   Index Fund                                              311,155    1,421,664    2,016,911           --   15,633,392    19,383,122
First Trust NASDAQ-100 Ex-Technology Sector
   Index Fund                                                7,779      143,597    1,051,894       80,899    2,105,956     3,390,125
First Trust NASDAQ(R) Clean Edge(R) Green Energy
   Index Fund                                              141,332    4,246,707    7,483,633    5,884,801   16,136,108    33,892,581
First Trust ISE Water Index Fund                               592      318,246    5,768,328    2,198,674    2,720,086    11,005,926
First Trust ISE-Revere Natural Gas Index Fund                5,274    7,264,703   32,569,413   40,089,981  142,225,613   222,154,984
First Trust ISE Chindia Index Fund                              --   11,116,593   11,686,955    7,245,147   22,145,333    52,194,028
First Trust NASDAQ(R) ABA Community Bank Index Fund             --           --        4,787      116,604      876,450       997,841
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund           --           --          --            --      486,881       486,881

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2014

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2014, the following Funds incurred and elected to defer net ordinary and capital losses as follows:

                                                         Qualified Late Year Losses
                                                      ---------------------------------
                                                      Ordinary Losses    Capital Losses
                                                      ---------------    --------------
First Trust ISE Chindia Index Fund                       $  80,940           $    --

During the taxable year ended December 31, 2014, the following Funds utilized capital loss carryforwards in the following amounts:

                                                                     Post-Enactment
                                                                      Capital Loss
                                                                  Carryforward Utilized
                                                                  ---------------------
First Trust NASDAQ-100-Technology Sector Index Fund                    $  729,315
First Trust ISE Water Index Fund                                        1,446,319
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund                      56,236

In order to present paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income
(loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended December 31, 2014, the adjustments for each Fund were as follows:

                                                                     Accumulated         Accumulated Net
                                                                    Net Investment    Realized Gain (Loss)        Paid-in
                                                                    Income (Loss)        on Investments           Capital
                                                                    --------------    --------------------    ----------------
First Trust NASDAQ-100 Equal Weighted Index Fund                       $ 504,872         $ (36,011,145)         $ 35,506,273
First Trust NASDAQ-100-Technology Sector Index Fund                      651,289           (11,971,772)           11,320,483
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                    15,419           (12,226,364)           12,210,945
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                8,379           (20,210,093)           20,201,714
First Trust S&P REIT Index Fund                                          760,180           (17,922,114)           17,161,934
First Trust ISE Water Index Fund                                          16,487           (11,444,548)           11,428,061
First Trust ISE-Revere Natural Gas Index Fund                            297,402           (51,557,631)           51,260,229
First Trust ISE Chindia Index Fund                                       168,190            (7,524,392)            7,356,202
First Trust NASDAQ(R)ABA Community Bank Index Fund                            --            (2,736,522)            2,736,522
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund                       (624)             (889,781)              890,405

I. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund (the "Unitary Fee Fund"), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

The Advisor has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

FUND                                                                    LICENSOR
First Trust NASDAQ-100 Equal Weighted Index Fund                        The NASDAQ Stock Market, LLC
First Trust NASDAQ-100-Technology Sector Index Fund                     The NASDAQ Stock Market, LLC
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                  The NASDAQ Stock Market, LLC
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund             The NASDAQ Stock Market, LLC /Clean Edge(R), Inc.
First Trust S&P REIT Index Fund                                         Standard & Poor's Financial Services, LLC
First Trust ISE Water Index Fund                                        International Securities Exchange, LLC
First Trust ISE-Revere Natural Gas Index Fund                           International Securities Exchange, LLC
First Trust ISE Chindia Index Fund                                      International Securities Exchange, LLC
First Trust NASDAQ(R) ABA Community Bank Index Fund                     The NASDAQ Stock Market, LLC
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund                   Standard & Poor's Financial Services, LLC

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2014

The respective license agreements allow for the use by First Trust of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreement. With the exception of the First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund, the respective Funds are required to pay licensing fees, which are shown on the Statements of Operations.

J. ACCOUNTING PRONOUNCEMENT

In June 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2014-11, Transfers and Servicing (Topic
860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. A repurchase-to-maturity transaction is one where the repurchase agreement settles at the same time as the maturity of the transferred financial asset. These transactions, unlike other repurchase agreements, were accounted for as sales and purchases instead of being treated as secured borrowings. This ASU changes that accounting practice and treats all repurchase agreements as secured borrowings. The ASU additionally requires two new disclosures which are intended to: a) disclose information on transferred assets accounted for as sales in transactions that are economically similar to repurchase agreements, and b) provide increased transparency about the types of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings.

The ASU impacts all entities that enter into repurchase-to-maturity transactions, entities that account for these transactions as a sale and a purchase, and entities that engage in repurchase agreements and securities lending transactions.

The ASU is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds' financial statement disclosures.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund, First Trust is paid an annual unitary management fee of 0.60% of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, taxes, interest, and extraordinary expenses.

First Trust is entitled to receive monthly fees from the remaining Funds calculated at the following annual rates:

                                                                   % of Average
                                                                 Daily Net Assets
                                                                 ----------------
First Trust NASDAQ-100 Equal Weighted Index Fund                       0.40%
First Trust NASDAQ-100-Technology Sector Index Fund                    0.40%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                 0.40%
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund            0.40%
First Trust S&P REIT Index Fund                                        0.30%
First Trust ISE Water Index Fund                                       0.40%
First Trust ISE-Revere Natural Gas Index Fund                          0.40%
First Trust ISE Chindia Index Fund                                     0.40%
First Trust NASDAQ(R) ABA Community Bank Index Fund                    0.40%

For such Funds, the Trust and the Advisor have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which the Advisor has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed the below amount as a percentage of average daily net assets per year (the "Expense Cap"). The Expense Cap will be in effect until at least April 30, 2015.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2014

                                                                    Expense Cap
                                                                 ----------------
First Trust NASDAQ-100 Equal Weighted Index Fund                       0.60%
First Trust NASDAQ-100-Technology Sector Index Fund                    0.60%
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                 0.60%
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund            0.60%
First Trust S&P REIT Index Fund                                        0.50%
First Trust ISE Water Index Fund                                       0.60%
First Trust ISE-Revere Natural Gas Index Fund                          0.60%
First Trust ISE Chindia Index Fund                                     0.60%
First Trust NASDAQ(R) ABA Community Bank Index Fund                    0.60%

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee was waived or expense was reimbursed, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees were waived by First Trust. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the year ended December 31, 2014 and fees waived or expenses borne by the Advisor subject to recovery from each applicable Fund for the periods indicated were as follows:

                                                                                       Fees Waived or Expenses Borne
                                                                                      by Advisor Subject to Recovery
                                                                            ---------------------------------------------------
                                                 Advisory                      Year          Year          Year
                                                    Fee         Expense        Ended         Ended         Ended
                                                  Waivers    Reimbursement  12/31/2012    12/31/2013    12/31/2014      Total
                                                 ---------   -------------  ----------    ----------    ----------    ---------
First Trust NASDAQ-100 Equal Weighted
   Index Fund                                    $  41,566     $     --     $   66,409    $   56,300    $   41,566    $ 164,275
First Trust NASDAQ-100-Technology Sector
   Index Fund                                       33,593           --         71,070        32,509        33,593      137,172
First Trust NASDAQ-100 Ex-Technology
   Sector Index Fund                                40,262           --         58,392        44,451        40,262      143,105
First Trust NASDAQ(R) Clean Edge(R) Green
   Energy Index Fund                                50,372           --         63,185        50,502        50,372      164,059
First Trust S&P REIT Index Fund                         --           --          4,444            --            --        4,444
First Trust ISE Water Index Fund                        --           --             --            --            --           --
First Trust ISE-Revere Natural Gas Index Fund       42,386           --        100,098        11,985        42,386      154,469
First Trust ISE Chindia Index Fund                  33,734           --         97,245        35,100        33,734      166,079
First Trust NASDAQ(R) ABA Community
   Bank Index Fund                                  37,176           --         46,863        40,775        37,176      124,814

During the year ended December 31, 2014, First Trust S&P REIT Index Fund and First Trust ISE Water Index Fund recovered fees that were previously waived of $10,421 and $45,807, respectively.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the servicing agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BNYM is responsible for custody of the Trust's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Trust. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2014

                      4. PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2014, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                     Purchases           Sales
                                                                  ---------------   ---------------
First Trust NASDAQ-100 Equal Weighted Index Fund                   $ 117,129,923     $ 116,420,198
First Trust NASDAQ-100-Technology Sector Index Fund                   49,078,840        49,021,602
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                21,977,161        22,017,297
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund           49,567,332        49,625,598
First Trust S&P REIT Index Fund                                       27,195,776        25,248,018
First Trust ISE Water Index Fund                                      47,533,898        47,476,265
First Trust ISE-Revere Natural Gas Index Fund                        188,252,867       188,610,098
First Trust ISE Chindia Index Fund                                    30,486,490        30,678,465
First Trust NASDAQ(R)ABA Community Bank Index Fund                    22,085,500        22,152,198
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund                    368,429           339,858

For the year ended December 31, 2014, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                     Purchases           Sales
                                                                  ---------------   ---------------
First Trust NASDAQ-100 Equal Weighted Index Fund                   $ 477,200,719     $ 251,534,693
First Trust NASDAQ-100-Technology Sector Index Fund                  180,847,671        42,650,869
First Trust NASDAQ-100 Ex-Technology Sector Index Fund                45,476,527        31,579,230
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund           99,490,139        96,780,966
First Trust S&P REIT Index Fund                                      369,827,814       220,221,127
First Trust ISE Water Index Fund                                      41,945,512        39,277,892
First Trust ISE-Revere Natural Gas Index Fund                        391,051,955       407,960,750
First Trust ISE Chindia Index Fund                                    62,461,571        20,267,260
First Trust NASDAQ(R)ABA Community Bank Index Fund                    70,798,721        13,741,485
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund                  1,196,023         3,522,595


                   5. CREATION, REDEMPTION & TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per Share of each Fund on the transaction date times the number of Shares in a Creation Unit. Purchasers of Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                     Number of Securities            Creation
                      in a Creation Unit          Transaction Fee
                     --------------------         ---------------
                             1-100                    $  500
                           101-200                    $1,000
                           201-300                    $1,500
                           301-400                    $2,000
                           401-500                    $2,500
                           501-600                    $3,000
                           601-700                    $3,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per Share of a Fund on the transaction date times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2014

Parties redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                     Number of Securities           Redemption
                      in a Creation Unit          Transaction Fee
                     --------------------         ---------------
                             1-100                    $  500
                           101-200                    $1,000
                           201-300                    $1,500
                           301-400                    $2,000
                           401-500                    $2,500
                           501-600                    $3,000
                           601-700                    $3,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2015.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of First Trust Exchange-Traded Fund:

We have audited the accompanying statements of assets and liabilities of First Trust NASDAQ-100 Equal Weighted Index Fund, First Trust NASDAQ-100-Technology Sector Index Fund, First Trust NASDAQ-100 Ex-Technology Sector Index Fund, First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund, First Trust S&P REIT Index Fund, First Trust ISE Water Index Fund, First Trust ISE-Revere Natural Gas Index Fund, First Trust ISE Chindia Index Fund, First Trust NASDAQ(R) ABA Community Bank Index Fund, and First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund (collectively, the "Funds"), each a series of the First Trust Exchange-Traded Fund (the "Trust"), including the portfolios of investments, as of December 31, 2014, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014 by correspondence with the Trust's custodian and brokers; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above included in the First Trust Exchange-Traded Fund, as of December 31, 2014, and the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Chicago, Illinois
February 25, 2015

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2014 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                            FEDERAL TAX INFORMATION

For the taxable year ended December 31, 2014, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

                                                                          Dividends Received Deduction
                                                                          ----------------------------
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                                 91.76%
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                             100.00%
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                           73.73%
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                          76.89%
First Trust S&P REIT Index Fund                                                          --
First Trust ISE Water Index Fund                                                    100.00%
First Trust ISE-Revere Natural Gas Index Fund                                        23.57%
First Trust ISE Chindia Index Fund                                                       --
First Trust NASDAQ(R) ABA Community Bank Index Fund                                 100.00%
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund                               100.00%

For the taxable year ended December 31, 2014, the following percentages of income dividends paid by the Funds is hereby designated as qualified dividend income:

                                                                           Qualified Dividend Income
                                                                          ----------------------------
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund                                100.00%
First Trust NASDAQ-100-Technology Sector Index(SM) Fund                             100.00%
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund                          100.00%
First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund                          75.89%
First Trust S&P REIT Index Fund                                                          --
First Trust ISE Water Index Fund                                                    100.00%
First Trust ISE-Revere Natural Gas Index Fund                                        68.40%
First Trust ISE Chindia Index Fund                                                  100.00%
First Trust NASDAQ(R) ABA Community Bank Index Fund                                 100.00%
First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund                               100.00%

For the tax year ended December 31, 2014, the First Trust S&P REIT Index Fund designated $1,867,266, or amounts necessary, as long-term capital gain. During the tax year, Fund shareholders redeemed amounts in excess of the Fund's long-term capital gains and of these proceeds, $1,867,266, or amounts necessary, represents long-term capital gain from the Fund.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
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                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2014 (UNAUDITED)

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND.

The following summarizes some of the risks that should be considered for the Funds.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. Overall stock market values could decline generally or could underperform other investments.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on the secondary market may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the Fund shares' net asset value. Unlike shares of open-end funds, investors are generally not able to purchase exchange-traded fund ("ETF") shares directly from a Fund and individual ETF shares are not redeemable. However, specified large blocks of ETF shares called creation units can be purchased from, or redeemed to, a Fund.

Each Fund is subject to index tracking risk. You should anticipate that the value of Fund shares will decline, more or less, in correlation with any decline in the value of the index that the Fund seeks to track.

Each Fund's return may not match the return of the index it seeks to track for a number of reasons. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between a Fund's performance and the performance of its corresponding index, there can be no assurance that a Fund will be able to achieve such a correlation. Accordingly, each Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of its corresponding index.

Each Fund is also exposed to additional market risk due to a policy of investing principally in the securities included in its corresponding index. As a result of such policies, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. As a result, each Fund will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the index the Fund seeks to track.

Each Fund relies on a license from an index provider that permits the Fund to use its corresponding index and associated trade names and trademarks in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the respective index provider and, as a result, each Fund may lose its ability to use such intellectual property. There is also no guarantee that the index provider has all rights to license the respective intellectual property to First Trust, on behalf of the Fund. Accordingly, in the event the license is terminated or the index provider does not have rights to license the particular intellectual property, it may have a significant effect on the operation of the related Fund.

Each Fund is subject to issuer specific changes risk. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Each Fund will be concentrated in the securities of companies of a given industry if the Fund's corresponding index is concentrated in such industry. A concentration makes a Fund more susceptible to any single occurrence affecting the related industry and may subject a Fund to greater market risk than less concentrated funds.

Each Fund is considered to be non-diversified. As a result, those Funds are exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, changes in the market value of a single portfolio security could cause greater fluctuations in share price than would occur in a diversified fund. Furthermore, non-diversified funds are more susceptible to any single political, regulatory or economic occurrence.

The Funds are not actively managed. The Funds may be affected by a general decline in certain market segments relating to their corresponding index. The Funds invest in securities included in or representative of their corresponding index regardless of their investment merit. The Funds generally will not attempt to take defensive positions in declining markets.

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ADDITIONAL INFORMATION (CONTINUED)
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                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2014 (UNAUDITED)

The First Trust NASDAQ-100 Equal Weighted Index Fund and the First Trust NASDAQ-100-Technology Sector Index Fund invest in stocks of companies in the technology sector. You should be aware that an investment in a portfolio which invests in a particular sector involves additional risks, including limited diversification. The companies engaged in the technology sector are subject to fierce competition and high research and development costs, and their products and services may be subject to rapid obsolescence.

First Trust S&P REIT Index Fund and First Trust NASDAQ(R) ABA Community Bank Index Fund invest in securities of companies in the financials sector. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently enacted legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations. The downturn in the U.S. and world economies has adversely affected banks, thrifts and other companies in the financials sector.

The First Trust ISE Chindia Index Fund, the First Trust NASDAQ-100 Equal Weighted Index Fund, the First Trust NASDAQ-100-Technology Sector Index Fund, the First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund and the First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund invest in securities of companies in the information technology industry. Information technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; and aggressive pricing and reduced profit margins.

The First Trust NASDAQ-100 Ex-Technology Sector Index Fund and First Trust NASDAQ-100 Equal Weighted Index Fund invest in the securities of companies in the consumer discretionary sector. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

The First Trust ISE-Revere Natural Gas Index Fund invests in the securities of companies in the energy sector. General problems of issuers in the energy sector include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. In addition, recent oil prices have been at historic highs and extremely volatile.

The First Trust ISE Water Index Fund and the First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund invest in the securities of companies in the industrials sector. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

The First Trust S&P REIT Index Fund invests in companies in the real estate industry, including real estate investment trusts ("REITs") and is subject to the risks associated with investing in real estate (any of which could cause the value of a REIT's stock price to decline), which may include, but are not limited to, possible declines in the value of real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a REIT's market, changes in interest rates and environmental problems. Furthermore, increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly.

The First Trust NASDAQ-100 Ex-Technology Sector Index Fund invests in the securities of companies in the health care sector. Because companies in the health care sector are involved in medical services or health care including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services, general problems of these companies include extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulations.

The First Trust ISE Water Index Fund invests in the securities of utilities companies. Utilities companies are subject to the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. Utilities issuers have been experiencing certain of these problems to varying degrees.

The Funds may invest in small capitalization and mid-capitalization companies. Such companies' securities may be less liquid and may experience greater price volatility than securities of larger, more established companies.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
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                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2014 (UNAUDITED)

Because a Fund's corresponding index may include American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and/or stocks of non-U.S. companies, the investments of certain Funds, including but not limited to, the First Trust ISE Chindia Index Fund, the First Trust ISE-Revere Natural Gas Index Fund and the First Trust ISE Water Index Fund involve risks of investing in non-U.S. securities that are in addition to the risk associated with domestic securities. Non-U.S. companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, non-U.S. accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. In addition, non-U.S. companies are exposed to additional economic, political, social or diplomatic events. ADRs and ADSs also involve substantially identical risks to those associated with investments in non-U.S. securities. In addition, the issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

The First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund invests in renewable and alternative energy companies. You should be aware that share prices of renewable and alternative energy companies have been significantly more volatile than shares of companies operating in other more established industries and the securities included in the First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund may be subject to sharp price declines. This industry is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.

The First Trust ISE Water Index Fund invests in companies in the potable water and wastewater industries. You should be aware that adverse developments in these industries may significantly affect the value of the shares of the First Trust ISE Water Index Fund. Companies involved in the potable water and wastewater industries are subject to environmental considerations, taxes, government regulation, price and supply fluctuations, competition and conservation.

The First Trust ISE-Revere Natural Gas Index Fund invests in companies in the natural gas industry. You should be aware that one of the natural gas industry's primary risks is the competitive risk associated with the prices of alternative fuels, such as coal and oil. Additionally, the natural gas industry is sensitive to increased interest rates because of the industry's capital intensive nature. Furthermore, there are additional risks and hazards that are inherent in the natural gas industry that may cause the price of natural gas to widely fluctuate.

The First Trust ISE Chindia Index Fund invests in the securities of Chinese and Indian companies. You should be aware that investments in such companies are subject to additional risks, which are associated with possible adverse economic, political and social developments in those countries.

The First Trust NASDAQ(R) ABA Community Bank Index Fund is concentrated in the securities of NASDAQ(R) listed community banks as defined by its corresponding index which involves additional risks, including limited diversification. These companies are subject to certain risks, including the adverse effects of volatile interest rates, economic recession, increased competition from new entrants in the field, and potential increased regulation. The financial performance of these companies may also be highly dependent upon the business environment in certain geographic regions of the United States and may be adversely impacted by any downturn or unfavorable economic or employment developments in their local markets and the United States as a whole. These companies may also be subject to interest rate risks and changes in monetary policy as their earnings are largely dependent upon their net interest income and lending risks that could further increase because of increases in interest rates and/or continuing economic weakness.

The First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund's use of options and other derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund's portfolio managers use derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The option positions employed, as dictated by the attempt to replicate the Index, may present additional risk. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value and dividend rates of the stock subject to the option, an increase in interest rates, a change in the actual and perceived volatility of the stock market and the common stock and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying stock (although they generally move in the same direction).

Unlike most exchange-traded funds, the First Trust CBOE(R) S&P 500(R) VIX(R) Tail Hedge Fund may effect a portion of creations and redemptions for cash, rather than in-kind securities. Particularly, the call option portion of the Fund's portfolio, if applicable, may be redeemed for cash. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional exchange-traded fund. Because the Fund may effect a portion of redemptions for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

          NOT FDIC INSURED      NOT BANK GUARANTEED      MAY LOSE VALUE

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BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2014 (UNAUDITED)


The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                    NUMBER OF           OTHER
                                                                                                  PORTFOLIOS IN    TRUSTEESHIPS OR
                                                                                                 THE FIRST TRUST    DIRECTORSHIPS
       NAME, ADDRESS,             TERM OF OFFICE                                                  FUND COMPLEX     HELD BY TRUSTEE
      DATE OF BIRTH AND           AND YEAR FIRST               PRINCIPAL OCCUPATIONS               OVERSEEN BY       DURING PAST
   POSITION WITH THE TRUST     ELECTED OR APPOINTED             DURING PAST 5 YEARS                  TRUSTEE           5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee   o Indefinite Term     Physician; President, Wheaton Orthopedics;        114        None
c/o First Trust Advisors L.P.                        Limited Partner, Gundersen Real Estate
120 East Liberty Drive,        o Since Inception     Limited Partnership; Member, Sportmed LLC
  Suite 400
Wheaton, IL 60187
D.O.B.: 04/51


Thomas R. Kadlec, Trustee      o Indefinite Term     President (March 2010 to Present), Senior         114        Director of ADM
c/o First Trust Advisors L.P.                        Vice President and Chief Financial Officer                   Investor Services,
120 East Liberty Drive,        o Since Inception     (May 2007 to March 2010), ADM Investor                       Inc., and ADM
  Suite 400                                          Services, Inc. (Futures Commission                           Investor Services,
Wheaton, IL 60187                                    Merchant)                                                    International and
D.O.B.: 11/57                                                                                                     Futures Industry
                                                                                                                  Association


Robert F. Keith, Trustee       o Indefinite Term     President (2003 to Present), Hibs                 114        Director of Trust
c/o First Trust Advisors L.P.                        Enterprises (Financial and Management                        Company of
120 East Liberty Drive,        o Since Inception     Consulting)                                                  Illinois
  Suite 400
Wheaton, IL 60187
D.O.B.: 11/56


Niel B. Nielson, Trustee       o Indefinite Term     Managing Director and Chief Operating             114        Director of
c/o First Trust Advisors L.P.                        Officer (January 2015 to Present),Pelita                     Covenant
120 East Liberty Drive,        o Since Inception     Harapan Educational Foundation(Educational                   Transport, Inc.
  Suite 400                                          Products and Services); President and Chief                  (May 2003 to
Wheaton, IL 60187                                    Executive Officer (June 2012 to September                    May 2014)
D.O.B.: 03/54                                        2014), Servant Interactive LLC (Educational
                                                     Products and Services); President and Chief
                                                     Executive Officer (June 2012 to September
                                                     2014), Dew Learning LLC (Educational
                                                     Products and Services); President
                                                     (June 2002 to June 2012), Covenant College

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

James A. Bowen(1), Trustee,    o Indefinite Term     Chief Executive Officer (December 2010 to         114        None
Chairman of the Board                                Present), President (until December 2010),
120 East Liberty Drive,        o Since Inception     First Trust Advisors L.P. and First Trust
  Suite 400                                          Portfolios L.P.; Chairman of the Board of
Wheaton, IL 60187                                    Directors, BondWave LLC (Software
D.O.B.: 09/55                                        Development Company/Investment Advisor
                                                     and Stonebridge Advisors LLC (Investment
                                                     Advisor)

-------------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2014 (UNAUDITED)

                                   POSITION AND            TERM OF OFFICE
    NAME, ADDRESS                    OFFICES               AND LENGTH OF                       PRINCIPAL OCCUPATIONS
  AND DATE OF BIRTH                 WITH TRUST                SERVICE                           DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
Mark R. Bradley              President and Chief        o Indefinite Term      Chief Operating Officer (December 2010 to Present)
120 E. Liberty Drive,        Financial Officer                                 and Chief Financial Officer, First Trust Advisors
   Suite 400                                            o Since January 2012   L.P. and First Trust Portfolios L.P.; Chief Financial
Wheaton, IL 60187                                                              Officer, BondWave LLC (Software Development
D.O.B.: 11/57                                                                  Company/Investment Advisor) and Stonebridge
                                                                               Advisors LLC (Investment Advisor)

James M. Dykas               Treasurer, Chief           o Indefinite Term      Controller (January 2011 to Present), Senior Vice
120 E. Liberty Drive,        Financial Officer and                             President (April 2007 to Present), First Trust
   Suite 400                 Chief Accounting Officer   o Since January 2012   Advisors L.P. and First Trust Portfolios L.P.
Wheaton, IL 60187
D.O.B.: 01/66

W. Scott Jardine             Secretary and Chief        o Indefinite Term      General Counsel, First Trust Advisors L.P. and First
120 E. Liberty Drive,        Legal Officer                                     Trust Portfolios L.P.; Secretary and General Counsel,
   Suite 400                                            o Since Inception      BondWave LLC (Software Development Company/
Wheaton, IL 60187                                                              Investment Advisor); Secretary of Stonebridge
D.O.B.: 05/60                                                                  Advisors LLC (Investment Advisor)

Daniel J. Lindquist          Vice President             o Indefinite Term      Managing Director (July 2012 to Present), Senior
120 E. Liberty Drive,                                                          Vice President (September 2005 to July 2012),
   Suite 400                                            o Since Inception      First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187                                                              L.P.
D.O.B.: 02/70

Kristi A. Maher              Chief Compliance Officer   o Indefinite Term      Deputy General Counsel, First Trust Advisors
120 E. Liberty Drive,        and Assistant Secretary                           L.P. and First Trust Portfolios L.P.
   Suite 400                                            o Chief Compliance
Wheaton, IL 60187                                         Officer since
D.O.B.: 12/66                                             January 2011

                                                        o Assistant Secretary
                                                          since Inception

Roger F. Testin              Vice President             o Indefinite Term      Senior Vice President, (November 2003 to Present),
120 E. Liberty Drive,                                                          Vice President (August 2001 to November 2003),
   Suite 400                                            o Since Inception      First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187                                                              L.P.
D.O.B.: 06/66

Stan Ueland                  Vice President             o Indefinite Term      Senior Vice President (September 2012 to Present),
120 E. Liberty Drive,                                                          Vice President (August 2005 to September 2012),
   Suite 400                                            o Since Inception      First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187                                                              L.P.
D.O.B.: 11/70

-------------------
(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                         DECEMBER 31, 2014 (UNAUDITED)


PRIVACY POLICY

First Trust values our relationship with you and consider your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information with affiliates of the Fund.

PRIVACY ONLINE

We allow third-party companies, including AddThis, to collect certain anonymous information when you visit our website. These companies may use non-personally identifiable information during your visits to this and other websites in order to provide advertisements about goods and services likely to be of greater interest to you. These companies typically use a cookie, third party web beacon or pixel tags, to collect this information. To learn more about this behavioral advertising practice, you can visit www.networkadvertising.org.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, we restrict access to your nonpublic personal information to those individuals who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

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FIRST TRUST

First Trust Exchange-Traded Fund

INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL

Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(e)   Not applicable.

(f) The code of ethics is filed as an exhibit to the Registrant's annual report on this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $380,000 for 2013 and $380,000 for 2014.

      (b) Audit-Related Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years, for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
(a) of this Item were $0 for 2013 and $0 for 2014.

      Audit-Related Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for 2013 and $0 for 2014.

      (c) Tax Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $61,750 for 2013 and $55,575 for 2014. The tax fees were for review of regulated investment company status.

      Tax Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant's adviser and distributor were $0 for 2013 and $0 for 2014.

      (d) All Other Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2013 and $0 for 2014.

      All Other Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant's investment adviser and distributor, other than the services reported in paragraphs (a) through (c) of this Item were $ 0 for 2013 and $0 for 2014.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

      The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant's investment adviser of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(c) or paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

                          (b)  0%
                          (c)  0%
                          (d)  0%

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for 2013 were $61,750 for the registrant, $38,000 for the registrant's investment adviser and $58,100 for the registrant's distributor and for 2014 were $55,575 for the registrant, $8,500 for the registrant's investment adviser and $43,500 for the registrant's distributor.

      (h) The registrant's audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent directors of the Registrant. The audit committee of the registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a) (2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
        Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a) (3) Not Applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)           First Trust Exchange-Traded Fund
             ------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: February 25, 2015
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: February 25, 2015
     --------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: February 25, 2015
     --------------------

* Print the name and title of each signing officer under his or her signature.